UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5017

Ivy Funds Variable Insurance Portfolios

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Mara D. Herrington

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 913-236-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

ITEM 1.    REPORTS TO STOCKHOLDERS.

Semiannual Report

June 30, 2014

Ivy Funds Variable Insurance Portfolios

Pathfinder Aggressive

Pathfinder Conservative

Pathfinder Moderate

Pathfinder Moderately Aggressive

Pathfinder Moderately Conservative

Pathfinder Moderate – Managed Volatility

Pathfinder Moderately Aggressive – Managed Volatility

Pathfinder Moderately Conservative – Managed Volatility

Asset Strategy

Balanced

Bond

Core Equity

Dividend Opportunities

Energy

Global Bond

Global Natural Resources

Growth

High Income

International Core Equity

International Growth

Limited-Term Bond

Micro Cap Growth

Mid Cap Growth

Money Market

Real Estate Securities

Science and Technology

Small Cap Growth

Small Cap Value

Value

CONTENTS

Ivy Funds VIP

2	SEMIANNUAL REPORT	2014

PRESIDENT’S LETTER

Ivy Funds VIP	JUNE 30, 2014 (UNAUDITED)

Henry J. Herrmann, CFA

Dear Shareholder,

Over the past six months domestic equities exhibited the ability to shake off negative geopolitical headlines, as major stock indexes touched record high territory. Beyond potential headwinds on the global front — which included not only the continuing unrest in the Middle East but also Russia’s push into Crimea — the markets were confronted by an exceptionally brutal winter in much of the U.S. that resulted in weaker-than-expected economic growth in the first half of calendar 2014.

Looking more broadly, markets moved in ways that were at odds with traditional patterns, as stocks and bonds rallied simultaneously. Although many investors expected yields to climb in 2014, the reverse occurred over the first six months of the calendar year. The yield on the benchmark 10-year Treasury, which had moved above 3% in December, ended June at 2.53%, or essentially where it stood a year ago. This move reflected slow economic improvement and continued very low inflation.

Internationally, the European Central Bank took the unprecedented step of imposing negative interest rates on short-term bank deposits. The move, which essentially charges lenders for holding their money, was one of several that European policymakers have taken in a bid to boost lackluster growth. In China, meanwhile, officials announced their own series of measures designed to boost slowing growth.

Looking ahead in the U.S., we expect economic improvement to continue. While some have argued that the equity gains have pushed stocks into bubble territory, we continue to feel this view is misplaced. Although there is always the potential for a bout of volatility, corporate earnings have continued to rise and moderate economic growth, low inflation and an improving jobs picture all provide a positive environment for stocks. Meanwhile, we expect interest rates to rise amid expected economic improvement and the Federal Reserve’s unwinding of policies implemented during the financial crisis.

We will continue closely monitoring these and other economic developments in the months ahead.

Economic Snapshot

	6/30/2014	12/31/2013
S&P 500 Index	1,960.23	1,848.36
MSCI EAFE Index	1,972.12	1,915.60
10-Year Treasury Yield	2.53%	3.04%
U.S. unemployment rate	6.10%	6.70%
30-year fixed mortgage rate	4.30%	4.54%
Oil price per barrel	$105.37	$98.42

Sources: Bloomberg, U.S. Department of Labor, CME

All government statistics shown are subject to periodic revision. The S&P 500 Index is an unmanaged index that tracks the stocks of 500 primarily large-cap U.S. companies. MSCI EAFE Index is an unmanaged index comprised of securities that represent the securities markets in Europe, Australasia and the Far East. Citigroup Broad Investment Grade Index is an unmanaged index comprised of securities that represent the bond market. Annualized yield to maturity is the rate of return anticipated on a bond if it is held until the maturity date. It is not possible to invest directly in any of these indexes. Mortgage rates are from BankRate and reflect the overnight national average rate on a conventional 30-year fixed loan. Oil prices reflect the market price of West Texas intermediate grade crude.

Respectfully,

Henry J. Herrmann, CFA

President

The opinions expressed in this letter are those of the President of the Ivy Funds Variable Insurance Portfolios and are current only through the end of the period of the report, as stated on the cover. The President’s views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

2014	SEMIANNUAL REPORT	3

ILLUSTRATION OF PORTFOLIO EXPENSES

Ivy Funds VIP	(UNAUDITED)

As a shareholder of a Portfolio, you incur ongoing costs, including management fees, distribution and service fees, and other Portfolio expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder in the underlying Ivy Funds VIP Portfolios, the Pathfinder Aggressive, Pathfinder Conservative, Pathfinder Moderate, Pathfinder Moderately Aggressive and Pathfinder Moderately Conservative Portfolios (collectively, the “Pathfinder Portfolios”) and the Pathfinder Moderate — Managed Volatility, Pathfinder Moderately Aggressive — Managed Volatility and Pathfinder Moderately Conservative — Managed Volatility Portfolios (collectively, the “Managed Volatility Portfolios”) will indirectly bear their pro rata share of the expenses incurred by the underlying funds. These expenses are not included in the Pathfinder Portfolios or Managed Volatility Portfolios annualized expense ratios or the expenses paid during the period. These expenses are, however, included in the effective expenses paid during the period. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended June 30, 2014.

Actual Expenses

The first section in the following table provides information about actual investment values and actual expenses. You may use the information in this section, together with your initial investment in Portfolio shares, to estimate the expenses that you paid over the period. Simply divide the value of that investment by $1,000 (for example, a $7,500 initial investment divided by $1,000 = 7.5), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your investment during this period. In addition, there are fees and expenses imposed under the variable annuity or variable life insurance contract through which shares of the Portfolio are held. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second section in the following table provides information about hypothetical investment values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of five percent per year before expenses, which is not the Portfolio’s actual return. The hypothetical investment values and expenses may not be used to estimate the actual investment value at the end of the period or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this five percent hypothetical example with the five percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs as a shareholder of the Portfolio and do not reflect any fees and expenses imposed under the variable annuity or variable life insurance contract through which shares of the Portfolio are held.

Expenses paid may be impacted by expense reduction arrangements. If those arrangements had not been in place, expenses paid would have been higher. See Note 7 to the Financial Statements for further information.

4	SEMIANNUAL REPORT	2014

ILLUSTRATION OF PORTFOLIO EXPENSES

Ivy Funds VIP	(UNAUDITED)

	Actual(1)			Hypothetical(2)
Portfolio	Beginning Account Value 12-31-13	Ending Account Value 6-30-14	Expenses Paid During Period*	Beginning Account Value 12-31-13	Ending Account Value 6-30-14	Expenses Paid During Period*	Annualized Expense Ratio Based on the Six-Month Period
Pathfinder Aggressive	$1,000	$1,041.80	$0.41	$1,000	$1,024.40	$0.40	0.08%
Pathfinder Conservative	$1,000	$1,022.60	$0.40	$1,000	$1,024.44	$0.40	0.07%
Pathfinder Moderate	$1,000	$1,033.50	$0.20	$1,000	$1,024.62	$0.20	0.03%
Pathfinder Moderately Aggressive	$1,000	$1,040.00	$0.20	$1,000	$1,024.62	$0.20	0.03%
Pathfinder Moderately Conservative	$1,000	$1,028.20	$0.20	$1,000	$1,024.55	$0.20	0.05%
Pathfinder Moderate – Managed Volatility	$1,000	$1,032.80	$1.83	$1,000	$1,023.01	$1.82	0.36%	(3)
Pathfinder Moderately Aggressive – Managed Volatility	$1,000	$1,037.90	$2.85	$1,000	$1,021.95	$2.83	0.57%	(4)
Pathfinder Moderately Conservative – Managed Volatility	$1,000	$1,026.20	$3.65	$1,000	$1,021.23	$3.64	0.72%	(5)
Asset Strategy	$1,000	$991.30	$4.78	$1,000	$1,019.99	$4.85	0.97%
Balanced	$1,000	$1,056.50	$5.14	$1,000	$1,019.78	$5.05	1.01%
Bond	$1,000	$1,035.20	$3.97	$1,000	$1,020.88	$3.94	0.79%
Core Equity	$1,000	$1,066.00	$4.86	$1,000	$1,020.05	$4.75	0.96%
Dividend Opportunities	$1,000	$1,070.70	$5.18	$1,000	$1,019.84	$5.05	1.00%
Energy	$1,000	$1,197.70	$6.48	$1,000	$1,018.91	$5.96	1.19%
Global Bond	$1,000	$1,039.50	$3.16	$1,000	$1,021.70	$3.13	0.62%
Global Natural Resources	$1,000	$1,143.60	$7.07	$1,000	$1,018.16	$6.66	1.34%
Growth	$1,000	$1,051.50	$4.92	$1,000	$1,020.00	$4.85	0.97%
High Income	$1,000	$1,049.90	$4.51	$1,000	$1,020.40	$4.44	0.89%
International Core Equity	$1,000	$1,084.10	$6.04	$1,000	$1,019.03	$5.86	1.16%
International Growth	$1,000	$1,066.20	$5.89	$1,000	$1,019.12	$5.75	1.15%
Limited-Term Bond	$1,000	$1,012.60	$4.03	$1,000	$1,020.77	$4.04	0.81%
Micro Cap Growth	$1,000	$990.80	$6.57	$1,000	$1,018.20	$6.66	1.33%
Mid Cap Growth	$1,000	$1,037.90	$5.60	$1,000	$1,019.33	$5.55	1.10%
Money Market	$1,000	$1,000.00	$0.80	$1,000	$1,024.04	$0.81	0.15%
Real Estate Securities	$1,000	$1,168.90	$6.72	$1,000	$1,018.55	$6.26	1.26%
Science and Technology	$1,000	$1,051.00	$5.85	$1,000	$1,019.13	$5.75	1.14%
Small Cap Growth	$1,000	$1,004.90	$5.61	$1,000	$1,019.15	$5.65	1.14%
Small Cap Value	$1,000	$1,061.10	$5.98	$1,000	$1,019.03	$5.86	1.16%
Value	$1,000	$1,064.40	$5.06	$1,000	$1,019.86	$4.95	1.00%
*	Portfolio expenses are equal to the Portfolio’s annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by 181 days in the six-month period ended June 30, 2014, and divided by 365.

(1)	This section uses the Portfolio’s actual total return and actual Portfolio expenses. It is a guide to the actual expenses paid by the Portfolio in the period. The “Ending Account Value” shown is computed using the Portfolio’s actual return and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column of this section.

(2)	This section uses a hypothetical five percent annual return and actual Portfolio expenses. It helps to compare the Portfolio’s ongoing costs with other mutual funds. A shareholder can compare the Portfolio’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

(3)	Annualized expense ratio based on the period excluding offering cost was 0.30%.

(4)	Annualized expense ratio based on the period excluding offering cost was 0.40%.

(5)	Annualized expense ratio based on the period excluding offering cost was 0.47%.

The above illustrations are based on ongoing costs only.

2014	SEMIANNUAL REPORT	5

PORTFOLIO HIGHLIGHTS

Pathfinder Portfolios	ALL DATA IS AS OF JUNE 30, 2014 (UNAUDITED)

Pathfinder Aggressive – Asset Allocation

Ivy Funds VIP Growth	17.2%
Ivy Funds VIP International Growth	15.2%
Ivy Funds VIP Limited-Term Bond	14.4%
Ivy Funds VIP International Core Equity	10.3%
Ivy Funds VIP Money Market	9.5%
Ivy Funds VIP Small Cap Value	9.0%
Ivy Funds VIP Value	8.0%
Ivy Funds VIP Mid Cap Growth	7.9%
Ivy Funds VIP Small Cap Growth	7.9%
Cash and Cash Equivalents	0.6%

Pathfinder Conservative – Asset Allocation

Ivy Funds VIP Money Market	43.7%
Ivy Funds VIP Limited-Term Bond	19.7%
Ivy Funds VIP Dividend Opportunities	13.4%
Ivy Funds VIP Growth	11.4%
Ivy Funds VIP International Core Equity	5.2%
Ivy Funds VIP Small Cap Growth	3.0%
Ivy Funds VIP Value	2.1%
Ivy Funds VIP Mid Cap Growth	1.0%
Cash and Cash Equivalents	0.5%

Pathfinder Moderate – Asset Allocation

Ivy Funds VIP Money Market	28.9%
Ivy Funds VIP Dividend Opportunities	15.4%
Ivy Funds VIP Limited-Term Bond	14.6%
Ivy Funds VIP Growth	12.3%
Ivy Funds VIP International Growth	10.3%
Ivy Funds VIP International Core Equity	5.2%
Ivy Funds VIP Small Cap Growth	5.0%
Ivy Funds VIP Value	3.1%
Ivy Funds VIP Small Cap Value	3.0%
Ivy Funds VIP Mid Cap Growth	2.0%
Cash and Cash Equivalents	0.2%

Pathfinder Moderately Aggressive – Asset Allocation

Ivy Funds VIP Money Market	19.2%
Ivy Funds VIP Dividend Opportunities	15.3%
Ivy Funds VIP Limited-Term Bond	14.5%
Ivy Funds VIP Growth	12.3%
Ivy Funds VIP International Core Equity	10.4%
Ivy Funds VIP International Growth	10.2%
Ivy Funds VIP Small Cap Value	6.1%
Ivy Funds VIP Small Cap Growth	6.0%
Ivy Funds VIP Value	3.0%
Ivy Funds VIP Mid Cap Growth	3.0%
Cash and Cash Equivalents	0.0%

Pathfinder Moderately Conservative – Asset Allocation

Ivy Funds VIP Money Market	33.8%
Ivy Funds VIP Limited-Term Bond	19.6%
Ivy Funds VIP Dividend Opportunities	13.4%
Ivy Funds VIP Growth	12.3%
Ivy Funds VIP International Core Equity	5.2%
Ivy Funds VIP International Growth	5.1%
Ivy Funds VIP Small Cap Growth	4.0%
Ivy Funds VIP Value	3.1%
Ivy Funds VIP Mid Cap Growth	2.0%
Ivy Funds VIP Small Cap Value	1.0%
Cash and Cash Equivalents	0.5%

The percentages of investments in the underlying funds may not currently be within the target allocation ranges disclosed in the Portfolios’ prospectus due to market movements; these percentages are expected to change over time, and deviation from the target allocation ranges due to market movements is permitted by the prospectus.

6	SEMIANNUAL REPORT	2014

SCHEDULE OF INVESTMENTS

Pathfinder Portfolios (in thousands)	JUNE 30, 2014 (UNAUDITED)

Pathfinder Aggressive

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Growth	1,339	$15,216
Ivy Funds VIP International Core Equity	473	9,089
Ivy Funds VIP International Growth	1,440	13,446
Ivy Funds VIP Limited-Term Bond	2,592	12,741
Ivy Funds VIP Mid Cap Growth	672	7,009
Ivy Funds VIP Money Market	8,409	8,409
Ivy Funds VIP Small Cap Growth	579	6,964
Ivy Funds VIP Small Cap Value	448	7,982
Ivy Funds VIP Value	1,003	7,113

TOTAL AFFILIATED MUTUAL FUNDS – 99.4%		$87,969
(Cost: $83,475)

SHORT-TERM SECURITIES – 0.7%	Principal
Master Note
Toyota Motor Credit Corp.,
0.104%, 7-2-14 (A)	$578	$578

(Cost: $578)

TOTAL INVESTMENT SECURITIES – 100.1%		$88,547
(Cost: $84,053)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1%)		(19)

NET ASSETS – 100.0%		$88,528

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2014. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$87,969	$—	$—
Short-Term Securities	—	578	—

Total	$87,969	$578	$—

As of June 30, 2014, there were no transfers between Level 1 and 2 during the period.

Pathfinder Conservative

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Dividend Opportunities	1,877	$16,553
Ivy Funds VIP Growth	1,232	14,000
Ivy Funds VIP International Core Equity	336	6,461
Ivy Funds VIP Limited-Term Bond	4,917	24,165
Ivy Funds VIP Mid Cap Growth	119	1,246
Ivy Funds VIP Money Market	53,830	53,830
Ivy Funds VIP Small Cap Growth	309	3,714
Ivy Funds VIP Value	357	2,528

TOTAL AFFILIATED MUTUAL FUNDS – 99.5%		$122,497
(Cost: $117,763)

SHORT-TERM SECURITIES – 0.4%	Principal
Master Note
Toyota Motor Credit Corp.,
0.104%, 7-2-14 (A)	$439	$439

(Cost: $439)

TOTAL INVESTMENT SECURITIES – 99.9%		$122,936
(Cost: $118,202)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		192

NET ASSETS – 100.0%		$123,128

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2014. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$122,497	$—	$—
Short-Term Securities	—	439	—

Total	$122,497	$439	$—

As of June 30, 2014, there were no transfers between Level 1 and 2 during the period.

Pathfinder Moderate

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Dividend Opportunities	16,348	$144,153
Ivy Funds VIP Growth	10,144	115,256
Ivy Funds VIP International Core Equity	2,536	48,769
Ivy Funds VIP International Growth	10,299	96,204
Ivy Funds VIP Limited-Term Bond	27,823	136,747
Ivy Funds VIP Mid Cap Growth	1,802	18,802
Ivy Funds VIP Money Market	270,746	270,746
Ivy Funds VIP Small Cap Growth	3,885	46,694
Ivy Funds VIP Small Cap Value	1,602	28,553
Ivy Funds VIP Value	4,036	28,624

TOTAL AFFILIATED MUTUAL FUNDS – 99.8%		$934,548
(Cost: $867,953)

SHORT-TERM SECURITIES – 0.0%	Principal
Master Note
Toyota Motor Credit Corp.,
0.104%, 7-2-14 (A)	$222	$222

(Cost: $222)

TOTAL INVESTMENT SECURITIES – 99.8%		$934,770
(Cost: $868,175)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		2,101

NET ASSETS – 100.0%		$936,871

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2014. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$934,548	$—	$—
Short-Term Securities	—	222	—

Total	$934,548	$222	$—

As of June 30, 2014, there were no transfers between Level 1 and 2 during the period.

See Accompanying Notes to Financial Statements.

2014	SEMIANNUAL REPORT	7

SCHEDULE OF INVESTMENTS

Pathfinder Portfolios (in thousands)	JUNE 30, 2014 (UNAUDITED)

Pathfinder Moderately Aggressive

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Dividend Opportunities	19,409	$171,146
Ivy Funds VIP Growth	12,043	136,839
Ivy Funds VIP International Core Equity	6,021	115,796
Ivy Funds VIP International Growth	12,227	114,216
Ivy Funds VIP Limited-Term Bond	33,033	162,353
Ivy Funds VIP Mid Cap Growth	3,209	33,486
Ivy Funds VIP Money Market	214,300	214,300
Ivy Funds VIP Small Cap Growth	5,536	66,541
Ivy Funds VIP Small Cap Value	3,804	67,802
Ivy Funds VIP Value	4,792	33,984

TOTAL AFFILIATED MUTUAL FUNDS – 100.0%		$1,116,463
(Cost: $1,021,988)

SHORT-TERM SECURITIES – 0.1%	Principal
Master Note
Toyota Motor Credit Corp.,
0.104%, 7-2-14 (A)	$631	$631

(Cost: $631)

TOTAL INVESTMENT SECURITIES – 100.1%		$1,117,094
(Cost: $1,022,619)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1%)		(603)

NET ASSETS – 100.0%		$1,116,491

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2014. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$1,116,463	$—	$—
Short-Term Securities	—	631	—

Total	$1,116,463	$631	$—

As of June 30, 2014, there were no transfers between Level 1 and 2 during the period.

Pathfinder Moderately Conservative

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Dividend Opportunities	4,581	$40,399
Ivy Funds VIP Growth	3,280	37,268
Ivy Funds VIP International Core Equity	820	15,770
Ivy Funds VIP International Growth	1,665	15,555
Ivy Funds VIP Limited-Term Bond	11,997	58,962
Ivy Funds VIP Mid Cap Growth	583	6,080
Ivy Funds VIP Money Market	102,147	102,147
Ivy Funds VIP Small Cap Growth	1,005	12,081
Ivy Funds VIP Small Cap Value	173	3,078
Ivy Funds VIP Value	1,305	9,256

TOTAL AFFILIATED MUTUAL FUNDS – 99.5%		$300,596
(Cost: $284,454)

SHORT-TERM SECURITIES – 0.2%	Principal
Master Note
Toyota Motor Credit Corp.,
0.104%, 7-2-14 (A)	$544	$544

(Cost: $544)

TOTAL INVESTMENT SECURITIES – 99.7%		$301,140
(Cost: $284,998)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		1,084

NET ASSETS – 100.0%		$302,224

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2014. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$300,596	$—	$—
Short-Term Securities	—	544	—

Total	$300,596	$544	$—

As of June 30, 2014, there were no transfers between Level 1 and 2 during the period.

See Accompanying Notes to Financial Statements.

8	SEMIANNUAL REPORT	2014

PORTFOLIO HIGHLIGHTS

Managed Volatility Portfolios	ALL DATA IS AS OF JUNE 30, 2014 (UNAUDITED)

Pathfinder Moderate –

Managed Volatility – Asset Allocation

Ivy Funds VIP Money Market	28.0%
Ivy Funds VIP Dividend Opportunities	14.9%
Ivy Funds VIP Limited-Term Bond	14.1%
Ivy Funds VIP Growth	11.8%
Ivy Funds VIP International Growth	9.8%
Ivy Funds VIP International Core Equity	5.0%
Ivy Funds VIP Small Cap Growth	4.9%
Ivy Funds VIP Value	2.9%
Ivy Funds VIP Small Cap Value	2.9%
Ivy Funds VIP Mid Cap Growth	1.9%
Cash and Cash Equivalents	3.8%

Pathfinder Moderately Aggressive –

Managed Volatility – Asset Allocation

Ivy Funds VIP Money Market	18.5%
Ivy Funds VIP Dividend Opportunities	14.8%
Ivy Funds VIP Limited-Term Bond	14.0%
Ivy Funds VIP Growth	11.8%
Ivy Funds VIP International Core Equity	9.9%
Ivy Funds VIP International Growth	9.8%
Ivy Funds VIP Small Cap Growth	5.8%
Ivy Funds VIP Small Cap Value	5.8%
Ivy Funds VIP Mid Cap Growth	2.9%
Ivy Funds VIP Value	2.9%
Cash and Cash Equivalents	3.8%

Pathfinder Moderately Conservative –

Managed Volatility – Asset Allocation

Ivy Funds VIP Money Market	33.1%
Ivy Funds VIP Limited-Term Bond	19.0%
Ivy Funds VIP Dividend Opportunities	13.0%
Ivy Funds VIP Growth	12.0%
Ivy Funds VIP International Core Equity	5.0%
Ivy Funds VIP International Growth	5.0%
Ivy Funds VIP Small Cap Growth	3.9%
Ivy Funds VIP Value	3.0%
Ivy Funds VIP Mid Cap Growth	2.0%
Ivy Funds VIP Small Cap Value	1.0%
Cash and Cash Equivalents	3.0%

The percentages of investments in the underlying funds may not currently be within the target allocation ranges disclosed in the Portfolios’ prospectus due to market movements; these percentages are expected to change over time, and deviation from the target allocation ranges due to market movements is permitted by the prospectus.

2014	SEMIANNUAL REPORT	9

SCHEDULE OF INVESTMENTS

Managed Volatility Portfolios (in thousands)	JUNE 30, 2014 (UNAUDITED)

Pathfinder Moderate – Managed Volatility

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Dividend Opportunities	1,780	$15,695
Ivy Funds VIP Growth	1,106	12,570
Ivy Funds VIP International Core Equity	275	5,289
Ivy Funds VIP International Growth	1,121	10,469
Ivy Funds VIP Limited-Term Bond	3,052	14,998
Ivy Funds VIP Mid Cap Growth	198	2,061
Ivy Funds VIP Money Market	29,769	29,769
Ivy Funds VIP Small Cap Growth	432	5,196
Ivy Funds VIP Small Cap Value	175	3,123
Ivy Funds VIP Value	439	3,116

TOTAL AFFILIATED MUTUAL FUNDS – 96.2%		$102,286
(Cost: $104,385)

SHORT-TERM SECURITIES – 3.2%	Principal
Master Note
Toyota Motor Credit Corp., 0.104%, 7-2-14 (A)	$3,391	$3,391

(Cost: $3,391)

TOTAL INVESTMENT SECURITIES – 99.4%		$105,677
(Cost: $107,776)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.6%		675

NET ASSETS – 100.0%		$106,352

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014. Date shown represents the date that the variable rate resets.

The following futures contracts were outstanding at June 30, 2014 (contracts unrounded):

Descri ption	Type	Expira tion Date	Number of Contracts	Value	Unrea lized Appre ciation
E-mini S&P 500 Index	Long	9-19-14	4	$1,771	$9

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2014. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$102,286	$—	$—
Short-Term Securities	—	3,391	—

Total	$102,286	$3,391	$—

Futures Contracts	$9	$—	$—

As of June 30, 2014, there were no transfers between Level 1 and 2 during the period.

Pathfinder Moderately Aggressive – Managed Volatility

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Dividend Opportunities	523	$4,611
Ivy Funds VIP Growth	325	3,692
Ivy Funds VIP International Core Equity	162	3,113
Ivy Funds VIP International Growth	329	3,078
Ivy Funds VIP Limited-Term Bond	895	4,401
Ivy Funds VIP Mid Cap Growth	87	906
Ivy Funds VIP Money Market	5,819	5,819
Ivy Funds VIP Small Cap Growth	151	1,816
Ivy Funds VIP Small Cap Value	103	1,832
Ivy Funds VIP Value	129	916

TOTAL AFFILIATED MUTUAL FUNDS – 96.2%		$30,184
(Cost: $30,880)

SHORT-TERM SECURITIES – 3.9%	Principal
Master Note
Toyota Motor Credit Corp., 0.104%, 7-2-14 (A)	$1,209	$1,209

(Cost: $1,209)

TOTAL INVESTMENT SECURITIES – 100.1%		$31,393
(Cost: $32,089)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1%)		(18)

NET ASSETS –100.0%		$31,375

See Accompanying Notes to Financial Statements.

10	SEMIANNUAL REPORT	2014

SCHEDULE OF INVESTMENTS

Managed Volatility Portfolios (in thousands)	JUNE 30, 2014 (UNAUDITED)

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014. Date shown represents the date that the variable rate resets.

The following futures contracts were outstanding at June 30, 2014 (contracts unrounded):

Descr iption	Type	Expir ation Date	Num ber of Contr acts	Value	Unrea lized Appre ciation
E-mini S&P 500 Index	Long	9-19-14	4	$390	$3

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2014. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$30,184	$—	$—
Short-Term Securities	—	1,209	—

Total	$30,184	$1,209	$—

Futures Contracts	$3	$—	$—

As of June 30, 2014, there were no transfers between Level 1 and 2 during the period.

Pathfinder Moderately Conservative – Managed Volatility

AFFILIATED MUTUAL FUNDS	Shares	Value
Ivy Funds VIP Dividend Opportunities	311	$2,739
Ivy Funds VIP Growth	223	2,529
Ivy Funds VIP International Core Equity	55	1,065
Ivy Funds VIP International Growth	113	1,054
Ivy Funds VIP Limited-Term Bond	819	4,025
Ivy Funds VIP Mid Cap Growth	40	414
Ivy Funds VIP Money Market	6,984	6,984
Ivy Funds VIP Small Cap Growth	69	833
Ivy Funds VIP Small Cap Value	12	209
Ivy Funds VIP Value	88	627

TOTAL AFFILIATED MUTUAL FUNDS – 97.0%		$20,479
(Cost: $20,704)

SHORT-TERM SECURITIES – 2.9%	Principal
Master Note
Toyota Motor Credit Corp.,
0.104%, 7-2-14 (A)	$632	$632

(Cost: $632)

TOTAL INVESTMENT SECURITIES – 99.9%		$21,111
(Cost: $21,336)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		14

NET ASSETS – 100.0%		$21,125

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2014. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Affiliated Mutual Funds	$20,479	$—	$—
Short-Term Securities	—	632	—

Total	$20,479	$632	$—

As of June 30, 2014, there were no transfers between Level 1 and 2 during the period.

See Accompanying Notes to Financial Statements.

2014	SEMIANNUAL REPORT	11

PORTFOLIO HIGHLIGHTS

Asset Strategy	ALL DATA IS AS OF JUNE 30, 2014 (UNAUDITED)

Asset Allocation

Stocks	61.6%
Consumer Discretionary	20.0%
Financials	13.0%
Information Technology	11.6%
Industrials	6.2%
Energy	4.5%
Health Care	3.2%
Materials	2.4%
Telecommunication Services	0.7%
Bullion (Gold)	6.3%
Purchased Options	0.1%
Bonds	4.0%
Corporate Debt Securities	3.3%
Loans	0.7%
United States Government and Government Agency Obligations	0.0%
Cash and Cash Equivalents	28.0%

Country Weightings

North America	39.9%
United States	39.9%
Pacific Basin	14.5%
Hong Kong	8.4%
Japan	4.4%
Other Pacific Basin	1.7%
Europe	11.2%
United Kingdom	6.5%
Other Europe	4.7%
Bullion (Gold)	6.3%
Cash and Cash Equivalents and Options	28.1%

Top 10 Equity Holdings

Company	Country	Sector
Galaxy Entertainment Group	Hong Kong	Consumer Discretionary
Delta Topco Ltd.	United Kingdom	Consumer Discretionary
Las Vegas Sands, Inc.	United States	Consumer Discretionary
AIA Group Ltd.	Hong Kong	Financials
Media Group Holdings LLC	United States	Consumer Discretionary
Nielsen Holdings N.V.	United States	Industrials
Panasonic Corp.	Japan	Consumer Discretionary
Occidental Petroleum Corp.	United States	Energy
Applied Materials, Inc.	United States	Information Technology
Nomura Holdings, Inc.	Japan	Financials

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

12	SEMIANNUAL REPORT	2014

CONSOLIDATED SCHEDULE OF INVESTMENTS

Asset Strategy (in thousands)	JUNE 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value
Aerospace & Defense – 1.6%
Boeing Co. (The) (A)	110	$14,021
Precision Castparts Corp.	55	13,781

		27,802

Airlines – 0.4%
Japan Airlines Corp. (B)	129	7,109

Application Software – 1.9%
Adobe Systems, Inc. (A)(C)	191	13,806
Intuit, Inc. (A)	215	17,331

		31,137

Asset Management & Custody Banks – 0.8%
Apollo Global Management LLC	44	1,214
Blackstone Group L.P. (The)	119	3,986
KKR & Co. L.P.	339	8,241

		13,441

Auto Parts & Equipment – 0.9%
Continental AG (B)	70	16,236

Automobile Manufacturers – 1.0%
Ford Motor Co.	1,013	17,469

Biotechnology – 2.1%
Amgen, Inc.	126	14,927
Biogen Idec, Inc. (C)	40	12,675
Gilead Sciences, Inc. (A)(C)	113	9,361

		36,963

Casinos & Gaming – 8.3%
Dynam Japan Holdings Co. Ltd. (B)	861	2,572
Galaxy Entertainment Group (B)	10,745	85,955
Las Vegas Sands, Inc.	656	49,983
Macau Legend Development Ltd. (B)(C)	4,687	3,247

		141,757

Construction Machinery & Heavy Trucks – 1.0%
Caterpillar, Inc.	161	17,528

Consumer Electronics – 1.5%
Panasonic Corp. (B)	1,959	23,859
Sony Corp. (B)	128	2,117

		25,976

Data Processing & Outsourced Services – 1.3%
Alliance Data Systems Corp. (C)	45	12,515
Visa, Inc., Class A	50	10,578

		23,093

Diversified Banks – 1.5%
Societe Generale (B)	193	10,099
Wells Fargo & Co.	284	14,922

		25,021

COMMON STOCKS (Continued)	Shares	Value
Diversified Chemicals – 0.8%
Dow Chemical Co. (The) (A)	269	$13,827

Diversified Metals & Mining – 0.8%
Freeport-McMoRan Copper & Gold, Inc., Class B	368	13,432

Electronic Equipment & Instruments – 0.5%
FUJIFILM Holdings Corp. (B)	332	9,250

Home Entertainment Software – 0.5%
Activision Blizzard, Inc.	377	8,405

Industrial Conglomerates – 0.8%
Hutchison Whampoa Ltd., Ordinary Shares (B)	985	13,472

Integrated Oil & Gas – 2.2%
Chevron Corp.	66	8,642
Exxon Mobil Corp.	83	8,397
Occidental Petroleum Corp.	213	21,892

		38,931

Internet Retail – 0.8%
Amazon.com, Inc. (C)	40	13,024

Internet Software & Services – 1.6%
Facebook, Inc., Class A (C)	134	9,030
Tencent Holdings Ltd. (B)	1,241	18,919

		27,949

Investment Banking & Brokerage – 2.2%
Goldman Sachs Group, Inc. (The)	102	17,146
Nomura Holdings, Inc. (B)	2,957	20,931

		38,077

IT Consulting & Other Services – 1.0%
Cognizant Technology Solutions Corp., Class A (C)	359	17,548

Life & Health Insurance – 4.6%
AIA Group Ltd. (B)	8,833	44,391
MetLife, Inc. (A)	326	18,135
Prudential Financial, Inc.	193	17,124

		79,650

Managed Health Care – 0.5%
Humana, Inc.	61	7,778

Movies & Entertainment – 7.5%
Delta Topco Ltd. (C)(D)	56,728	59,281
Legend Pictures LLC (C)(D)(M)	10	18,250
Media Group Holdings LLC (C)(D)(E)(M)	19	40,864
Twenty-First Century Fox, Inc., Class A (A)	291	10,222

		128,617

COMMON STOCKS (Continued)	Shares	Value
Multi-Line Insurance – 2.9%
Allianz AG, Registered Shares (B)	124	$20,663
American International Group, Inc.	322	17,580
Axa S.A. (B)	522	12,474

		50,717

Oil & Gas Exploration & Production – 1.1%
ConocoPhillips (A)	213	18,222

Oil & Gas Storage & Transportation – 1.2%
Plains GP Holdings L.P., Class A	651	20,809

Pharmaceuticals – 0.6%
Bristol-Myers Squibb Co.	90	4,366
Roche Holdings AG, Genusscheine (B)	22	6,502

		10,868

Railroads – 0.7%
Union Pacific Corp.	128	12,738

Reinsurance – 1.0%
Swiss Re Ltd. (B)	199	17,679

Research & Consulting Services – 1.7%
Nielsen Holdings N.V.	594	28,770

Semiconductor Equipment – 1.3%
Applied Materials, Inc.	959	21,621

Semiconductors – 1.5%
Advanced Micro Devices, Inc. (C)	445	1,865
MediaTek, Inc. (B)	76	1,285
Taiwan Semiconductor Manufacturing Co. Ltd. (B)	1,408	5,965
Texas Instruments, Inc.	360	17,215

		26,330

Specialty Chemicals – 0.8%
LyondellBasell Industries N.V., Class A	136	13,271

Systems Software – 1.2%
Microsoft Corp.	242	10,075
Oracle Corp.	260	10,533

		20,608

Technology Hardware, Storage & Peripherals – 0.8%
Apple, Inc. (A)	145	13,497
Hewlett-Packard Co.	19	626

		14,123

Wireless Telecommunication Service – 0.7%
NTT DoCoMo, Inc. (B)	693	11,853

TOTAL COMMON STOCKS – 61.6%		$1,061,101
(Cost: $934,701)

2014	SEMIANNUAL REPORT	13

CONSOLIDATED SCHEDULE OF INVESTMENTS

Asset Strategy (in thousands)	JUNE 30, 2014 (UNAUDITED)

PURCHASED OPTIONS	Number of Contracts (Unrounded)	Value
Adobe Systems, Inc.,
Call $72.50, Expires 7-18-14, OTC (Ctrpty: Citibank N.A.)	261	$33
Apple, Inc.:
Call $92.86, Expires 7-18-14, OTC (Ctrpty: Bank of America N.A.)	658	113
Call $97.14, Expires 8-15-14, OTC (Ctrpty: UBS AG)	819	148
Caterpillar, Inc.,
Call $110.00, Expires 8-15-14, OTC (Ctrpty: Citibank N.A.)	408	82
ConocoPhillips,
Call $87.50, Expires 8-15-14, OTC (Ctrpty: Deutsche Bank AG)	1,471	154
DAX Index:
Put EUR9,600.00, Expires 8-15-14, OTC (Ctrpty: Morgan Stanley & Co., Inc.) (F)	253	176
Put EUR9,600.00, Expires 8-15-14, OTC (Ctrpty: Societe Generale Bank) (F)	253	176
Dow Chemical Co. (The):
Call $52.50, Expires 7-18-14, OTC (Ctrpty: Citibank N.A.)	578	19
Call $57.50, Expires 9-19-14, OTC (Ctrpty: Citibank N.A.)	578	15
EURO STOXX 50 Index:
Put EUR3,150.00, Expires 8-15-14, OTC (Ctrpty: Bank of America N.A.) (F)	384	184
Put EUR3,175.00, Expires 8-15-14, OTC (Ctrpty: JPMorgan Chase Bank N.A.) (F)	384	219
Hewlett-Packard Co.,
Call $36.00, Expires 7-18-14, OTC (Ctrpty: Societe Generale Bank)	1,414	8
iShares MSCI Emerging Markets ETF,
Put $41.00, Expires 8-15-14, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	8,057	205

PURCHASED OPTIONS (Continued)	Number of Contracts (Unrounded)	Value
S&P 500 Index,
Put $1,875.00, Expires 8-15-14	353	$326
Texas Instruments, Inc.,
Call $47.00, Expires 7-18-14, OTC (Ctrpty: Deutsche Bank AG)	200	23
Wells Fargo & Co.:
Call $52.50, Expires 7-18-14, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	858	62
Call $55.00, Expires 8-15-14, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	317	6

TOTAL PURCHASED OPTIONS – 0.1%		$1,949
(Cost: $2,858)

CORPORATE DEBT SECURITIES	Principal
Automobile Manufacturers – 0.4%
Aston Martin Holdings Ltd.,
10.250%, 7-15-18 (G)(H)	$6,294	6,406

Movies & Entertainment – 2.9%
Circuit of the Americas LLC, Series A,
16.000%, 7-31-18	2,500	1,250
Circuit of the Americas LLC, Series B,
16.000%, 7-31-18 (H)	3,211	1,606
Delta Topco Ltd.,
10.000%, 11-24-60 (D)(H)	47,573	47,573

		50,429

TOTAL CORPORATE DEBT SECURITIES – 3.3%		$56,835
(Cost: $60,068)

LOANS
Movies & Entertainment – 0.7%
Circuit of the Americas LLC,
6.000%, 6-30-17 (I)	600	600
Formula One Holdings Ltd. and Alpha Topco Ltd., 9.250%, 10-16-19 (I)	10,400	10,829

		11,429

TOTAL LOANS – 0.7%		$11,429
(Cost: $10,876)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS	Principal	Value
Mortgage-Backed Obligations – 0.0%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
5.500%, 9-15-17 (J)	$144	$2
5.500%, 3-15-23 (J)	91	9
5.500%, 10-15-25 (J)	327	49
6.000%, 11-15-35 (J)	203	41
Federal National Mortgage Association Agency REMIC/CMO:
5.500%, 6-25-23 (J)	142	20
5.500%, 8-25-33 (J)	207	35
5.500%, 4-25-34 (J)	358	69
5.500%, 11-25-36 (J)	469	93
Government National Mortgage Association Agency REMIC/CMO:
5.500%, 3-20-32 (J)	101	4
5.000%, 7-20-33 (J)	30	1
5.500%, 11-20-33 (J)	175	7
5.500%, 7-20-35 (J)	166	32

		362

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.0%		$362
(Cost: $1,471)

BULLION – 6.3%	Troy Ounces
Gold	82	$108,658

(Cost: $111,563)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 27.0%
American Honda Finance Corp. (GTD by Honda Motor Co.),
0.080%, 7-9-14 (K)	$10,000	10,000
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB),
0.090%, 7-10-14 (K)	5,000	5,000
Apple, Inc.,
0.070%, 8-1-14 (K)	6,000	6,000
Army & Air Force Exchange Service,
0.110%, 8-18-14 (K)	5,000	4,999
Baxter International, Inc.,
0.160%, 7-16-14 (K)	10,000	9,999
Becton Dickinson & Co.:
0.130%, 7-1-14 (K)	6,000	6,000
0.140%, 7-30-14 (K)	6,850	6,849
BMW U.S. Capital LLC (GTD by BMW AG):
0.090%, 7-10-14 (K)	8,000	8,000
0.170%, 8-14-14 (K)	5,800	5,799
BorgWarner, Inc.,
0.270%, 7-16-14 (K)	5,000	4,999

14	SEMIANNUAL REPORT	2014

CONSOLIDATED SCHEDULE OF INVESTMENTS

Asset Strategy (in thousands)	JUNE 30, 2014 (UNAUDITED)

SHORT-TERM SECURITIES (Continued)	Principal	Value
Commercial Paper (Continued)
Caterpillar Financial Services Corp. (GTD by Caterpillar, Inc.),
0.160%, 9-24-14 (K)	$8,000	$7,997
Coca-Cola Co. (The):
0.090%, 7-25-14 (K)	3,500	3,500
0.110%, 8-12-14 (K)	7,000	6,999
0.110%, 8-13-14 (K)	5,000	4,999
Corporacion Andina de Fomento:
0.110%, 7-18-14 (K)	5,000	5,000
0.140%, 8-25-14 (K)	11,000	10,998
Danaher Corp.,
0.090%, 7-9-14 (K)	10,000	10,000
Diageo Capital plc (GTD by Diageo plc),
0.250%, 7-3-14 (K)	5,000	5,000
Ecolab, Inc.,
0.240%, 7-14-14 (K)	5,000	5,000
Essilor International S.A.,
0.100%, 7-18-14 (K)	5,000	5,000
Exxon Mobil Corp.,
0.060%, 7-10-14 (K)	5,000	5,000
Fannie Mae Discount Notes:
0.040%, 7-14-14 (K)	11,000	11,000
0.030%, 7-28-14 (K)	22,000	21,998
0.030%, 7-29-14 (K)	5,093	5,093
Federal Home Loan Bank:
0.040%, 8-1-14 (K)	5,550	5,550
0.030%, 8-29-14 (K)	5,000	5,000
General Mills, Inc.:
0.130%, 7-1-14 (K)	9,000	9,000
0.160%, 7-11-14 (K)	5,590	5,590
Google, Inc.,
0.060%, 7-23-14 (K)	10,000	10,000
Hewlett-Packard Co.,
0.280%, 7-28-14 (K)	15,000	14,997
Honeywell International, Inc.,
0.090%, 7-18-14 (K)	5,000	5,000
International Business Machines Corp.:
0.080%, 8-6-14 (K)	5,750	5,750
0.080%, 8-13-14 (K)	5,000	5,000

SHORT-TERM SECURITIES (Continued)	Principal	Value
Commercial Paper (Continued)
John Deere Capital Corp.,
0.090%, 7-15-14 (K)	$10,000	$10,000
Kellogg Co.,
0.150%, 7-17-14 (K)	8,000	7,999
Kroger Co. (The):
0.190%, 7-1-14 (K)	1,533	1,533
0.230%, 7-25-14 (K)	8,000	7,999
L Oreal USA, Inc.,
0.090%, 7-8-14 (K)	5,000	5,000
McCormick & Co., Inc.,
0.240%, 8-5-14 (K)	10,000	9,998
Microsoft Corp.,
0.090%, 8-27-14 (K)	7,000	6,999
NBCUniversal Enterprise, Inc.,
0.230%, 7-7-14 (K)	5,000	5,000
PACCAR Financial Corp. (GTD by PACCAR, Inc.),
0.080%, 7-30-14 (K)	15,000	14,998
PepsiCo, Inc.,
0.060%, 7-18-14 (K)	15,000	14,999
Procter & Gamble Co. (The),
0.060%, 7-23-14 (K)	10,000	10,000
Roche Holdings, Inc.:
0.120%, 7-14-14 (K)	6,000	6,000
0.080%, 7-15-14 (K)	30,000	29,998
Siemens Capital Co. LLC (GTD by Siemens AG),
0.120%, 7-28-14 (K)	15,000	14,997
St. Jude Medical, Inc.,
0.230%, 8-5-14 (K)	5,000	4,999
Toronto-Dominion Holdings USA, Inc. (GTD by Toronto Dominion Bank):
0.140%, 7-8-14 (K)	4,000	4,000
0.100%, 7-22-14 (K)	5,000	5,000
Total Capital Canada Ltd. (GTD by Total S.A.),
0.160%, 8-19-14 (K)	10,000	9,998
Virginia Electric and Power Co.,
0.210%, 7-9-14 (K)	10,000	9,999
Wal-Mart Stores, Inc.,
0.070%, 7-7-14 (K)	17,700	17,699

SHORT-TERM SECURITIES (Continued)	Principal	Value
Commercial Paper (Continued)
Wisconsin Electric Power Co.,
0.180%, 7-7-14 (K)	$18,361	$18,360
Wisconsin Gas LLC,
0.110%, 7-10-14 (K)	10,000	10,000

		466,691

Master Note – 0.4%
Toyota Motor Credit Corp.,
0.104%, 7-2-14 (L)	6,419	6,419

Municipal Obligations – Taxable – 0.4%
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007B (GTD by Chevron Corp.),
0.020%, 7-1-14 (L)	2,200	2,200
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.),
0.020%, 7-1-14 (L)	5,000	5,000

		7,200

TOTAL SHORT-TERM SECURITIES – 27.8%		$480,310
(Cost: $480,315)

TOTAL INVESTMENT SECURITIES – 99.8%		$1,720,644
(Cost: $1,601,852)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		4,015

NET ASSETS – 100.0%		$1,724,659

Notes to Consolidated Schedule of Investments

(A)	All or a portion of the security position is held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(B)	Listed on an exchange outside the United States.

(C)	No dividends were paid during the preceding 12 months.

(D)	Restricted securities. At June 30, 2014, the Portfolio owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Delta Topco Ltd.	1-23-12 to 5-1-12	56,728	$38,396	$59,281
Legend Pictures LLC	12-18-12	10	18,161	18,250
Media Group Holdings LLC	4-23-13	19	40,864	40,864

		Principal
Delta Topco Ltd., 10.000%, 11-24-60	1-23-12 to 6-18-12	$47,573	48,063	47,573

			$145,484	$165,968

2014	SEMIANNUAL REPORT	15

CONSOLIDATED SCHEDULE OF INVESTMENTS

Asset Strategy (in thousands)	JUNE 30, 2014 (UNAUDITED)

The total value of these securities represented 9.6% of net assets at June 30, 2014.

(E)	Deemed to be an affiliate due to the Fund owning at least 5% of the voting securities.

(F)	Principal amount and exercise prices are denominated in the indicated foreign currency, where applicable (EUR—Euro).

(G)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the total value of these securities amounted to $6,406 or 0.4% of net assets.

(H)	Payment-in-kind bonds.

(I)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014.

(J)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(K)	Rate shown is the yield to maturity at June 30, 2014.

(L)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014. Date shown represents the date that the variable rate resets.

(M)	Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Portfolio and consolidated as described in note 6 of the financial statements.

The following forward foreign currency contracts were outstanding at June 30, 2014:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Japanese Yen	UBS AG	1,275,017	7-29-14	$—	$55
Sell	Japanese Yen	Citibank N.A.	2,049,838	7-29-14	—	90
Sell	Japanese Yen	Morgan Stanley International	2,983,714	7-29-14	—	119
Sell	Japanese Yen	Goldman Sachs International	1,344,068	7-29-14	—	52

					$—	$316

The following total return swap agreements were outstanding at June 30, 2014:

Counterparty	# of Shares	Underlying Security	Termination Date	Notional Amount	Financing Fee#	Unrealized Appreciation (Depreciation)
Citibank N.A.	49,364	Apple, Inc.	05-23-15	$4,587	USD LIBOR + 0.380%	$99
Societe Generale Bank	167,500	CBS Corp., Class B	05-22-15	10,408	USD LIBOR + 0.340%	316
JPMorgan Chase Bank N.A.	351,100	CBS Corp., Class B	05-26-15	21,817	USD LIBOR + 0.340%	1,129
Deutsche Bank AG	124,450	ConocoPhillips	05-22-15	10,669	USD LIBOR + 0.980%	117
Deutsche Bank AG	248,901	Twenty-First Century Fox, Inc., Class A	05-22-15	8,749	USD LIBOR + 0.980%	(57)
Barclays Bank plc	307,900	Phillips 66	05-25-15	22,764	USD LIBOR + 0.400%	(289)
UBS AG	213,700	Wynn Resorts Ltd.	05-22-15	44,356	USD LIBOR + 1.050%	1,048

						$2,363

#	The Fund pays the financing fee multiplied by the notional amount each month. On the termination date of the swap contracts, the Fund will pay/receive the return of the underlying security.

The following written options were outstanding at June 30, 2014 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Adobe Systems, Inc.	Citibank N.A.	Put	261	July 2014	$60.00	$39	$(1)
	Citibank N.A.	Call	261	July 2014	80.00	30	(1)
Apple, Inc.	UBS AG	Call	819	August 2014	107.14	28	(27)
Caterpillar, Inc.	Citibank N.A.	Put	408	August 2014	90.00	29	(6)
ConocoPhillips	Deutsche Bank AG	Put	981	August 2014	72.50	43	(12)
	Deutsche Bank AG	Call	1,471	August 2014	92.50	24	(35)
Dow Chemical Co. (The)	Citibank N.A.	Call	578	July 2014	55.00	24	(3)
Texas Instruments, Inc.	Deutsche Bank AG	Put	200	July 2014	38.00	6	— *
Wells Fargo & Co.	Morgan Stanley & Co., Inc.	Put	541	July 2014	49.00	11	(4)

						$234	$(89)

16	SEMIANNUAL REPORT	2014

CONSOLIDATED SCHEDULE OF INVESTMENTS

Asset Strategy (in thousands)	JUNE 30, 2014 (UNAUDITED)

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2014. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$942,706	$—	$118,395
Purchased Options	326	1,623	—
Corporate Debt Securities	—	6,406	50,429
Loans	—	—	11,429
United States Government Agency Obligations	—	362	—
Bullion	108,658	—	—
Short-Term Securities	—	480,310	—

Total	$1,051,690	$488,701	$180,253

Swap Agreements	$—	$2,709	$—
Liabilities
Forward Foreign Currency Contracts	$—	$316	$—
Swap Agreements	$—	$346	$—
Written Options	$—	$89	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Corporate Debt Securities	Loans
Beginning Balance 1-1-14	$129,492	$50,731	$11,479
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)	(11,138)	(1,215)	(9)
Purchases	41	4,933	—
Sales	—	(4,020)	(50)
Amortization/Accretion of premium/discount	—	—	9
Transfers into Level 3 during the period	—	—	23
Transfers out of Level 3 during the period	—	—	(23)
Ending Balance 6-30-14	$118,395	$50,429	$11,429
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-14	$(11,138)	$(1,215)	$(9)

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. There were no transfers between Levels 1 and 2 during the period ended June 30, 2014.

Information about Level 3 fair value measurements:

	Fair Value at 6-30-14	Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets
Common Stocks	$118,395	Discounted cash flows model	Long-term growth rate	2.5%
			Weighted average cost of capital	8.8 to 9.5%
			Illiquidity discount	9.5 to 10%
Corporate Debt Securities	2,856	Broker quotes	Broker quotes	50
	47,573	Discounted cash flows model	Long-term growth rate	2.5%
			Weighted average cost of capital	8.8%
			Illiquidity discount	10%
Loans	11,429	Third-party valuation service	Broker quotes	100 to 104.125

Significant increase in price-earnings ratio or long-term growth rate inputs could result in a higher fair value measurement. However, significant increase in weighted average cost of capital of illiquidity discount inputs could result in a lower fair value measurement.

2014	SEMIANNUAL REPORT	17

CONSOLIDATED SCHEDULE OF INVESTMENTS

Asset Strategy (in thousands)	JUNE 30, 2014 (UNAUDITED)

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

OTC = Over the Counter

REMIC = Real Estate Mortgage Investment Conduit

Country Diversification

(as a % of net assets)
United States	39.9%
Hong Kong	8.4%
United Kingdom	6.5%
Japan	4.4%
Germany	2.1%

Country Diversification (Continued)

Switzerland	1.3%
France	1.3%
China	1.1%
Other Countries	0.6%
Other+	34.4%

+Includes gold bullion, options, cash and cash equivalents and other assets and liabilities

See Accompanying Notes to Financial Statements.

18	SEMIANNUAL REPORT	2014

PORTFOLIO HIGHLIGHTS

Balanced	ALL DATA IS AS OF JUNE 30, 2014 (UNAUDITED)

Asset Allocation

Stocks	73.4%
Industrials	13.0%
Consumer Discretionary	12.9%
Information Technology	11.5%
Financials	10.6%
Energy	9.6%
Consumer Staples	8.4%
Materials	3.7%
Health Care	3.7%
Bonds	25.7%
Corporate Debt Securities	21.9%
United States Government and Government Agency Obligations	3.7%
Other Government Securities	0.1%
Cash and Cash Equivalents	0.9%

Top 10 Equity Holdings

Company	Sector
Applied Materials, Inc.	Information Technology
PNC Financial Services Group, Inc. (The)	Financials
Union Pacific Corp.	Industrials
Limited Brands, Inc.	Consumer Discretionary
ConocoPhillips	Energy
Schlumberger Ltd.	Energy
Apple, Inc.	Information Technology
Anheuser-Busch InBev S.A. ADR	Consumer Staples
Rockwell Automation, Inc.	Industrials
JPMorgan Chase & Co.	Financials

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

2014	SEMIANNUAL REPORT	19

SCHEDULE OF INVESTMENTS

Balanced (in thousands)	JUNE 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value
Aerospace & Defense – 4.3%
Boeing Co. (The)	42	$5,382
Honeywell International, Inc.	66	6,097
Precision Castparts Corp.	23	5,704

		17,183

Airlines – 0.9%
Southwest Airlines Co.	141	3,779

Apparel Retail – 1.8%
Limited Brands, Inc.	125	7,338

Application Software – 2.6%
Autodesk, Inc. (A)	96	5,390
Intuit, Inc.	70	5,637

		11,027

Asset Management & Custody Banks – 1.5%
Northern Trust Corp.	94	6,042

Brewers – 1.6%
Anheuser-Busch InBev S.A. ADR	59	6,804

Broadcasting – 1.5%
CBS Corp., Class B	101	6,289

Cable & Satellite – 2.3%
Comcast Corp., Class A	102	5,496
Time Warner Cable, Inc.	27	4,036

		9,532

Casinos & Gaming – 0.7%
Las Vegas Sands, Inc.	40	3,041

Construction Machinery & Heavy Trucks – 1.4%
Cummins, Inc.	38	5,878

Consumer Finance – 1.5%
American Express Co.	67	6,366

Data Processing & Outsourced Services – 2.5%
Alliance Data Systems Corp. (A)	23	6,384
FleetCor Technologies, Inc. (A)	29	3,796

		10,180

Distillers & Vintners – 2.9%
Brown-Forman Corp., Class B	70	6,607
Constellation Brands, Inc. (A)	58	5,129

		11,736

Diversified Chemicals – 3.0%
Dow Chemical Co. (The)	119	6,134
PPG Industries, Inc.	30	6,368

		12,502

Electrical Components & Equipment – 1.6%
Rockwell Automation, Inc.	54	6,771

COMMON STOCKS (Continued)	Shares	Value
Home Improvement Retail – 1.4%
Home Depot, Inc. (The)	72	$5,797

Hotels, Resorts & Cruise Lines – 0.9%
Hyatt Hotels Corp., Class A (A)	59	3,580

Household Products – 1.5%
Colgate-Palmolive Co.	92	6,238

Industrial Conglomerates – 1.3%
3M Co.	38	5,372

Industrial Gases – 0.7%
Praxair, Inc.	22	2,962

Industrial Machinery – 1.7%
Pall Corp.	47	4,022
Pentair, Inc. (A)	42	2,993

		7,015

Internet Retail – 1.3%
Amazon.com, Inc. (A)	17	5,424

IT Consulting & Other Services – 1.5%
Cognizant Technology Solutions Corp., Class A (A)	128	6,251

Managed Health Care – 0.9%
UnitedHealth Group, Inc.	46	3,744

Motorcycle Manufacturers – 1.5%
Harley-Davidson, Inc.	86	6,014

Movies & Entertainment – 1.5%
Twenty-First Century Fox, Inc.	185	6,329

Multi-Line Insurance – 1.5%
American International Group, Inc.	117	6,375

Oil & Gas Equipment & Services – 3.2%
National Oilwell Varco, Inc.	74	6,094
Schlumberger Ltd.	58	6,841

		12,935

Oil & Gas Exploration & Production – 3.1%
ConocoPhillips	82	7,055
Noble Energy, Inc.	75	5,833

		12,888

Oil & Gas Refining & Marketing – 1.5%
Phillips 66	78	6,310

Oil & Gas Storage & Transportation – 1.8%
Plains GP Holdings L.P., Class A	102	3,269
Regency Energy Partners L.P.	131	4,223

		7,492

COMMON STOCKS (Continued)	Shares	Value
Other Diversified Financial Services – 3.2%
Citigroup, Inc.	130	$6,104
JPMorgan Chase & Co.	118	6,770

		12,874

Packaged Foods & Meats – 1.1%
Mead Johnson Nutrition Co.	49	4,528

Personal Products – 1.3%
Estee Lauder Co., Inc. (The), Class A	74	5,473

Pharmaceuticals – 2.8%
GlaxoSmithKline plc ADR	99	5,278
Johnson & Johnson	61	6,362

		11,640

Property & Casualty Insurance – 1.1%
Travelers Co., Inc. (The)	50	4,685

Railroads – 1.8%
Union Pacific Corp.	74	7,381

Regional Banks – 1.8%
PNC Financial Services Group, Inc. (The)	86	7,632

Semiconductor Equipment – 1.9%
Applied Materials, Inc.	347	7,832

Semiconductors – 1.3%
Microchip Technology, Inc.	112	5,457

Technology Hardware, Storage & Peripherals – 1.7%
Apple, Inc.	74	6,830

TOTAL COMMON STOCKS – 73.4%		$303,526
(Cost: $197,005)

CORPORATE DEBT SECURITIES	Principal
Aerospace & Defense – 0.2%
General Dynamics Corp., 1.000%, 11-15-17	$500	495
Northrop Grumman Corp., 1.750%, 6-1-18	250	249

		744

Apparel Retail – 0.6%
Limited Brands, Inc.:
6.900%, 7-15-17	250	284
6.625%, 4-1-21	1,460	1,659
5.625%, 2-15-22	414	448

		2,391

20	SEMIANNUAL REPORT	2014

SCHEDULE OF INVESTMENTS

Balanced (in thousands)	JUNE 30, 2014 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Apparel, Accessories & Luxury Goods – 0.2%
LVMH Moet Hennessy – Louis Vuitton,
1.625%, 6-29-17 (B)	$1,000	$1,011

Asset Management & Custody Banks – 0.3%
Ares Capital Corp., 4.875%, 11-30-18	1,200	1,275

Auto Parts & Equipment – 0.1%
Delphi Corp., 5.000%, 2-15-23	411	442

Automobile Manufacturers – 1.6%
Ford Motor Co., Convertible, 4.250%, 11-15-16	2,000	3,996
Toyota Motor Credit Corp.:
0.516%, 5-17-16 (C)	500	502
2.050%, 1-12-17	500	514
2.000%, 10-24-18	400	404
Volkswagen Group of America, Inc.,
2.125%, 5-23-19 (B)	1,250	1,251

		6,667

Biotechnology – 0.5%
Amgen, Inc.:
2.125%, 5-15-17	750	769
2.200%, 5-22-19	1,300	1,298

		2,067

Brewers – 0.2%
Heineken N.V.,
1.400%, 10-1-17 (B)	250	250
SABMiller Holdings, Inc., 2.200%, 8-1-18 (B)	500	505

		755

Broadcasting – 0.0%
Discovery Communications LLC, 3.300%, 5-15-22	200	199

Cable & Satellite – 0.1%
Pearson Funding Five plc, 3.250%, 5-8-23 (B)	300	285

Consumer Finance – 1.4%
American Express Credit Corp., 2.125%, 7-27-18	100	102
American Honda Finance Corp.:
0.602%, 5-26-16 (B)(C)	500	502
2.125%, 10-10-18	150	152
Capital One Bank USA N.A.:
2.150%, 11-21-18	500	503
2.250%, 2-13-19	1,000	1,007
Charles Schwab Corp. (The), 2.200%, 7-25-18	300	305
Discover Bank, 2.000%, 2-21-18	250	251
Ford Motor Credit Co. LLC, 3.875%, 1-15-15	500	509

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Consumer Finance (Continued)
General Motors Financial Co., Inc., 2.750%, 5-15-16	$448	$455
Hyundai Capital America, 2.875%, 8-9-18 (B)	250	257
IntercontinentalExchange Group, Inc., 2.500%, 10-15-18	100	102
SLM Corp., 4.875%, 6-17-19	500	515
Total System Services, Inc., 2.375%, 6-1-18	1,100	1,101

		5,761

Data Processing & Outsourced Services – 0.2%
Fidelity National Financial, Inc., 6.600%, 5-15-17	800	901

Distillers & Vintners – 0.5%
Beam, Inc.:
1.875%, 5-15-17	300	301
1.750%, 6-15-18	250	246
Brown-Forman Corp., 1.000%, 1-15-18	1,000	976
Constellation Brands, Inc., 3.750%, 5-1-21	670	667

		2,190

Distributors – 0.1%
LKQ Corp., 4.750%, 5-15-23	282	278

Diversified Banks – 3.3%
ABN AMRO Bank N.V., 2.500%, 10-30-18 (B)	800	812
Banco Hipotecario Nacional:
7.916%, 7-25-09 (B)(D)	17	—
8.000%, 3-31-11 (B)(D)	4	—
Bank of America Corp.:
1.050%, 3-22-16 (C)	1,000	1,007
2.000%, 1-11-18	400	403
Bank of New York Mellon Corp. (The), 2.100%, 1-15-19	500	503
Bank of Nova Scotia (The):
1.450%, 4-25-18	500	496
2.050%, 10-30-18	200	201
Barclays Bank plc, 2.500%, 2-20-19	1,000	1,013
BNP Paribas, 2.450%, 3-17-19	1,600	1,610
BNP Paribas S.A.,
5.186%, 6-29-49 (B)	1,100	1,121
Commonwealth Bank of Australia, 2.250%, 3-13-19	1,350	1,361
HSBC USA, Inc., 1.625%, 1-16-18	200	200
National Australia Bank Ltd., 2.300%, 7-25-18	250	255
Nordea Bank AB, 1.625%, 5-15-18 (B)	300	298

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Diversified Banks (Continued)
Skandinaviska Enskilda Banken AB,
2.375%, 3-25-19 (B)	$1,000	$1,009
Societe Generale N.A.,
5.922%, 4-29-49 (B)	1,000	1,068
Swedbank AB (publ),
1.750%, 3-12-18 (B)	300	300
Wells Fargo & Co.:
1.500%, 1-16-18	250	250
2.150%, 1-15-19	500	504
Westpac Banking Corp., 2.250%, 7-30-18	1,000	1,019

		13,430

Diversified Metals & Mining – 0.3%
Anglo American plc,
4.125%, 4-15-21 (B)	500	512
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3-15-18	150	152
Glencore Funding LLC,
3.125%, 4-29-19 (B)	500	510
Teck Resources, 3.000%, 3-1-19	100	102

		1,276

Electric Utilities – 0.1%
Electricite de France S.A.,
2.150%, 1-22-19 (B)	500	502
PPL Energy Supply LLC,
4.600%, 12-15-21	100	99
Southern Co. (The), 2.450%, 9-1-18	150	154

		755

Environmental & Facilities Services – 0.1%
Ecolab, Inc., 1.450%, 12-8-17	500	501

Fertilizers & Agricultural Chemicals – 0.3%
Monsanto Co.:
2.750%, 4-15-16	500	518
2.125%, 7-15-19	600	600

		1,118

Food Distributors – 0.3%
Campbell Soup Co., 2.500%, 8-2-22	700	660
ConAgra Foods, Inc.:
1.300%, 1-25-16	250	252
1.900%, 1-25-18	200	200
General Mills, Inc.,
0.527%, 1-29-16 (C)	250	251

		1,363

Food Retail – 0.1%
Kroger Co. (The), 2.300%, 1-15-19	500	505

2014	SEMIANNUAL REPORT	21

SCHEDULE OF INVESTMENTS

Balanced (in thousands)	JUNE 30, 2014 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
General Merchandise Stores – 0.1%
Dollar General Corp.:
4.125%, 7-15-17	$100	$107
1.875%, 4-15-18	250	248

		355

Health Care Supplies – 0.5%
C.R. Bard, Inc., 1.375%, 1-15-18	500	496
Express Scripts Holding Co., 2.250%, 6-15-19	1,500	1,493
Mallinckrodt International Finance S.A., 3.500%, 4-15-18	250	249

		2,238

Homebuilding – 0.1%
Toll Brothers Finance Corp., 4.375%, 4-15-23	500	491

Hotels, Resorts & Cruise Lines – 0.1%
Hyatt Hotels Corp., 3.375%, 7-15-23	250	244

Household Products – 0.1%
Church & Dwight Co., Inc., 2.875%, 10-1-22	250	242

Industrial Conglomerates – 0.1%
General Electric Capital Corp., 0.959%, 4-2-18 (C)	500	507

Industrial Gases – 0.3%
Airgas, Inc., 1.650%, 2-15-18	500	496
Praxair, Inc.:
1.250%, 11-7-18	400	391
3.000%, 9-1-21	500	511

		1,398

Industrial Machinery – 0.6%
Eaton Corp., 1.500%, 11-2-17	1,940	1,942
Ingersoll-Rand Global Holding Co. Ltd., 2.875%, 1-15-19	350	359

		2,301

Integrated Telecommunication Services – 0.9%
AT&T, Inc., 2.300%, 3-11-19	3,750	3,785
Verizon Communications, Inc., 3.650%, 9-14-18	100	107

		3,892

Internet Retail – 0.1%
Amazon.com, Inc., 0.650%, 11-27-15	250	250

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Investment Banking & Brokerage – 0.8%
Goldman Sachs Group, Inc. (The):
2.900%, 7-19-18	$450	$464
2.625%, 1-31-19	1,000	1,013
Morgan Stanley:
2.125%, 4-25-18	500	505
2.500%, 1-24-19	1,500	1,517

		3,499

Leisure Products – 0.1%
Mattel, Inc., 2.500%, 11-1-16	250	258

Life & Health Insurance – 0.2%
AIA Group Ltd.,
2.250%, 3-11-19 (B)	800	800
Prudential Financial, Inc., 2.300%, 8-15-18	100	102

		902

Managed Health Care – 0.4%
Aetna, Inc., 2.200%, 3-15-19	800	802
WellPoint, Inc., 1.875%, 1-15-18	1,000	1,007

		1,809

Metal & Glass Containers – 0.1%
BlueScope Steel (Finance) Ltd. and BlueScope Steel Finance (USA) LLC, 7.125%, 5-1-18 (B)	555	596

Movies & Entertainment – 0.4%
News American, Inc., 3.000%, 9-15-22	1,000	984
Viacom, Inc.:
2.500%, 9-1-18	100	102
2.200%, 4-1-19	700	701

		1,787

Multi-Utilities – 0.1%
Origin Energy Finance Ltd., 3.500%, 10-9-18 (B)	200	208

Oil & Gas Drilling – 0.1%
Transocean, Inc., 2.500%, 10-15-17	500	511

Oil & Gas Equipment & Services – 0.2%
National Oilwell Varco, Inc., 1.350%, 12-1-17	250	250
Schlumberger Investment S.A. (GTD by Schlumberger Ltd.), 1.250%, 8-1-17 (B)	500	499

		749

Oil & Gas Exploration & Production – 0.6%
BP Capital Markets plc (GTD by BP plc), 2.241%, 9-26-18	400	407

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Oil & Gas Exploration & Production (Continued)
ConocoPhillips, 1.050%, 12-15-17	$400	$396
Devon Energy Corp., 2.250%, 12-15-18	500	506
EOG Resources, Inc., 2.500%, 2-1-16	1,000	1,028
ONEOK Partners L.P., 3.200%, 9-15-18	100	104

		2,441

Oil & Gas Storage & Transportation – 0.2%
Buckeye Partners L.P., 2.650%, 11-15-18	400	407
Kinder Morgan Energy Partners L.P., 2.650%, 2-1-19	500	506

		913

Other Diversified Financial Services – 2.2%
BHP Billiton Finance (USA) Ltd. (GTD by BHP Billiton plc and BHP Billiton Ltd.), 2.050%, 9-30-18	100	101
CIT Group, Inc., 3.875%, 2-19-19	1,000	1,016
Citigroup, Inc., 2.550%, 4-8-19	3,250	3,276
Daimler Finance North America LLC, 2.375%, 8-1-18 (B)	150	154
Fidelity National Information Services, Inc., 2.000%, 4-15-18	250	249
Fifth Street Finance Corp., 4.875%, 3-1-19	1,300	1,356
JPMorgan Chase & Co.:
3.450%, 3-1-16	1,000	1,043
3.150%, 7-5-16	500	521
7.900%, 4-29-49	500	560
Total Capital, 2.125%, 8-10-18	300	305
Total Capital Canada Ltd., 1.450%, 1-15-18	200	200

		8,781

Packaged Foods & Meats – 0.3%
Kraft Foods, Inc., 4.125%, 2-9-16	1,000	1,052

Personal Products – 0.2%
Estee Lauder Co., Inc. (The), 2.350%, 8-15-22	600	570
Kimberly-Clark Corp.,
0.344%, 5-15-16 (C)	250	250

		820

Pharmaceuticals – 0.6%
Forest Laboratories, Inc.,
5.000%, 12-15-21 (B)	1,258	1,379
Perrigo Co. Ltd.,
2.300%, 11-8-18 (B)	945	944

		2,323

22	SEMIANNUAL REPORT	2014

SCHEDULE OF INVESTMENTS

Balanced (in thousands)	JUNE 30, 2014 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Property & Casualty Insurance – 0.1%
Berkshire Hathaway Finance Corp., 2.000%, 8-15-18	$250	$254
Berkshire Hathaway, Inc., 1.550%, 2-9-18	250	251

		505

Railroads – 0.2%
Burlington Northern Santa Fe LLC, 3.050%, 3-15-22	400	402
Kansas City Southern de Mexico S.A. de C.V., 2.350%, 5-15-20	300	287
Union Pacific Corp., 2.250%, 2-15-19	250	254

		943

Regional Banks – 0.4%
BB&T Corp., 1.450%, 1-12-18	300	299
PNC Bank N.A., 2.200%, 1-28-19	750	757
SunTrust Banks, Inc., 2.350%, 11-1-18	500	506

		1,562

Semiconductors – 0.1%
Broadcom Corp., 2.700%, 11-1-18	250	259

Soft Drinks – 0.2%
PepsiCo, Inc., 2.250%, 1-7-19	750	765

Specialty Chemicals – 0.1%
RPM International, Inc., 3.450%, 11-15-22	250	243

Systems Software – 0.3%
CA, Inc., 2.875%, 8-15-18	150	153
Oracle Corp., 2.250%, 10-8-19	1,200	1,199

		1,352

Trucking – 0.1%
Ryder System, Inc.:
2.450%, 11-15-18	100	102
2.350%, 2-26-19	400	403

		505

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Wireless Telecommunication Service – 0.5%
American Tower Corp.,
4.700%, 3-15-22	$995	$1,066
Crown Castle International Corp.,
5.250%, 1-15-23	623	649
Virgin Media Finance plc,
4.875%, 2-15-22	200	189

		1,904

TOTAL CORPORATE DEBT SECURITIES – 21.9%		$90,519
(Cost: $87,030)

OTHER GOVERNMENT SECURITIES
Canada – 0.1%
TransCanada PipeLines Ltd., 0.750%, 1-15-16	250	251

TOTAL OTHER GOVERNMENT SECURITIES – 0.1%		$251
(Cost: $250)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Mortgage-Backed Obligations – 0.8%
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
6.000%, 9-1-17	84	87
5.000%, 1-1-18	34	36
5.500%, 4-1-18	4	4
5.000%, 5-1-18	26	28
4.500%, 7-1-18	412	438
7.000%, 9-1-25	60	66
6.500%, 10-1-28	154	177
6.500%, 2-1-29	77	88
7.500%, 4-1-31	77	88
7.000%, 7-1-31	97	113
7.000%, 9-1-31	171	201
6.500%, 2-1-32	341	391
7.000%, 2-1-32	227	261
7.000%, 3-1-32	87	102
7.000%, 7-1-32	145	165
6.000%, 9-1-32	663	758
6.000%, 2-1-33	72	82
5.500%, 5-1-33	182	204
5.500%, 6-1-33	106	120

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
Mortgage-Backed Obligations (Continued)
U.S. Department of Veterans Affairs, Guaranteed REMIC Pass-Through Certificates, Vendee Mortgage Trust, 1997-A, Class 3-A, 8.293%, 12-15-26	$50	$60

		3,469

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.8%		$3,469
(Cost: $3,124)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 2.9%
U.S. Treasury Notes:
0.875%, 1-31-17	1,250	1,255
0.625%, 2-15-17	9,200	9,177
0.625%, 5-31-17	1,500	1,490

		11,922

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 2.9%		$11,922
(Cost: $11,912)

SHORT-TERM SECURITIES
Commercial Paper – 0.7%
United Technologies Corp., 0.070%, 7-1-14 (E)	2,907	2,907

Master Note – 0.3%
Toyota Motor Credit Corp., 0.104%, 7-2-14 (F)	1,246	1,246

TOTAL SHORT-TERM SECURITIES – 1.0%		$4,153
(Cost: $4,153)

TOTAL INVESTMENT SECURITIES – 100.1%		$413,840
(Cost: $303,474)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1%)		(225)

NET ASSETS – 100.0%		$413,615

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the total value of these securities amounted to $14,773 or 3.6% of net assets.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014.

(D)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(E)	Rate shown is the yield to maturity at June 30, 2014.

2014	SEMIANNUAL REPORT	23

SCHEDULE OF INVESTMENTS

Balanced (in thousands)	JUNE 30, 2014 (UNAUDITED)

(F)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2014. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$303,526	$—	$—
Corporate Debt Securities	—	90,519	—
Other Government Securities	—	251	—
United States Government Agency Obligations	—	3,469	—
United States Government Obligations	—	11,922	—
Short-Term Securities	—	4,153	—

Total	$303,526	$110,314	$—

As of June 30, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

See Accompanying Notes to Financial Statements.

24	SEMIANNUAL REPORT	2014

PORTFOLIO HIGHLIGHTS

Bond	ALL DATA IS AS OF JUNE 30, 2014 (UNAUDITED)

Asset Allocation

Bonds	94.6%
Corporate Debt Securities	55.1%
United States Government and Government Agency Obligations	34.1%
Municipal Bonds	2.7%
Other Government Securities	2.1%
Mortgage-Backed Securities	0.6%
Cash and Cash Equivalents	5.4%

Quality Weightings

Investment Grade	86.9%
AAA	1.4%
AA	36.7%
A	16.6%
BBB	32.2%
Non-Investment Grade	7.7%
BB	5.3%
B	2.3%
Below CCC	0.1%
Cash and Cash Equivalents	5.4%

Our preference is to always use ratings obtained from Standard & Poor’s. For securities not rated by Standard & Poor’s, ratings are obtained from Moody’s.

We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

2014	SEMIANNUAL REPORT	25

SCHEDULE OF INVESTMENTS

Bond (in thousands)	JUNE 30, 2014 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value
Apparel Retail – 2.5%
Limited Brands, Inc.:
8.500%, 6-15-19	$3,485	$4,278
7.000%, 5-1-20	1,000	1,149
5.625%, 2-15-22	2,665	2,885

		8,312

Automobile Manufacturers – 0.5%
General Motors Co.,
3.500%, 10-2-18 (A)	1,500	1,534

Brewers – 1.2%
SABMiller plc,
6.500%, 7-15-18 (A)	3,000	3,511

Broadcasting – 2.3%
CBS Corp., 8.875%, 5-15-19	3,500	4,537
Discovery Communications LLC, 3.300%, 5-15-22	3,000	2,985

		7,522

Cable & Satellite – 1.9%
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc., 3.800%, 3-15-22	2,500	2,580
Time Warner, Inc., 4.750%, 3-29-21	3,000	3,325

		5,905

Coal & Consumable Fuels – 0.6%
Peabody Energy Corp., 6.500%, 9-15-20	2,000	2,015

Consumer Finance – 2.3%
Ford Motor Credit Co. LLC, 4.250%, 9-20-22	4,000	4,265
Hyundai Capital America, 2.875%, 8-9-18 (A)	3,000	3,086

		7,351

Data Processing & Outsourced Services – 1.5%
Alliance Data Systems Corp.,
5.250%, 12-1-17 (A)	4,500	4,703

Department Stores – 1.0%
Macy’s Retail Holdings, Inc., 3.875%, 1-15-22	3,000	3,130

Distributors – 1.0%
QVC, Inc., 5.125%, 7-2-22	3,000	3,192

Diversified Banks – 2.4%
Bank of America Corp.:
5.650%, 5-1-18	2,000	2,266
7.625%, 6-1-19	2,000	2,470
HSBC Holdings plc, 5.100%, 4-5-21	2,500	2,840

		7,576

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Diversified Chemicals – 1.4%
Dow Chemical Co. (The), 8.550%, 5-15-19	$3,500	$4,498

Diversified Metals & Mining – 1.9%
Glencore Funding LLC, 3.125%, 4-29-19 (A)	2,500	2,550
Rio Tinto Finance (USA) Ltd., 3.750%, 9-20-21	3,500	3,684

		6,234

Electric Utilities – 1.0%
Detroit Edison Co. (The), 3.900%, 6-1-21	3,000	3,237

Electronic Equipment & Instruments – 1.3%
Xerox Corp., 6.350%, 5-15-18	3,452	4,011

Electronic Manufacturing Services – 1.8%
Jabil Circuit, Inc.:
7.750%, 7-15-16	2,000	2,263
8.250%, 3-15-18	3,150	3,751

		6,014

Environmental & Facilities Services – 2.3%
Republic Services, Inc., 4.750%, 5-15-23	3,000	3,317
Waste Management, Inc., 4.600%, 3-1-21	3,600	3,982

		7,299

Food Distributors – 0.3%
Wm. Wrigley Jr. Co.,
3.375%, 10-21-20 (A)	1,000	1,035

Food Retail – 0.8%
Kroger Co. (The), 6.800%, 12-15-18	2,245	2,657

Forest Products – 1.5%
Georgia-Pacific LLC,
5.400%, 11-1-20 (A)	4,000	4,616

Health Care Services – 1.2%
Medco Health Solutions, Inc., 4.125%, 9-15-20	3,500	3,755

Health Care Supplies – 0.8%
DENTSPLY International, Inc., 4.125%, 8-15-21	2,500	2,593

Homebuilding – 1.3%
Toll Brothers Finance Corp., 4.375%, 4-15-23	4,055	3,984

Hotels, Resorts & Cruise Lines – 0.4%
Marriott International, Inc., 3.375%, 10-15-20	1,277	1,324

Household Products – 0.9%
Procter & Gamble Co. (The), 8.000%, 9-1-24	2,000	2,809

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Industrial Conglomerates – 0.8%
WESCO Distribution, Inc.,
5.375%, 12-15-21 (A)	$2,375	$2,428

Industrial Machinery – 1.3%
Ingersoll-Rand Global Holding Co. Ltd., 2.875%, 1-15-19	4,000	4,100

Integrated Telecommunication Services – 1.3%
Telefonos de Mexico S.A.B de C.V. (GTD by America Movil S.A.B. de C.V.), 5.500%, 11-15-19	3,500	3,991

Investment Banking & Brokerage – 1.3%
Goldman Sachs Group, Inc. (The), 6.000%, 6-15-20	3,500	4,079

Leisure Products – 0.5%
Hasbro, Inc., 3.150%, 5-15-21	1,500	1,508

Multi-Utilities – 3.1%
Dominion Resources, Inc., Series F, 5.250%, 8-1-33	2,500	2,810
Duke Energy Indiana, Inc., 3.750%, 7-15-20	3,000	3,207
NorthWestern Corp., 6.340%, 4-1-19	3,000	3,517

		9,534

Oil & Gas Equipment & Services – 0.7%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.), 6.500%, 1-31-19	2,000	2,372

Oil & Gas Exploration & Production – 2.5%
EQT Corp., 8.125%, 6-1-19	3,494	4,371
Plains Exploration & Production Co., 6.125%, 6-15-19	3,000	3,315

		7,686

Oil & Gas Storage & Transportation – 1.3%
Copano Energy LLC and Copano Energy Finance Corp., 7.125%, 4-1-21	984	1,115
Tennessee Gas Pipeline Co., 7.000%, 3-15-27	2,000	2,519
Williams Co., Inc. (The), 4.550%, 6-24-24	460	464

		4,098

Other Diversified Financial Services – 2.1%
Citigroup, Inc.,
2.550%, 4-8-19	2,500	2,520
JPMorgan Chase & Co.,
6.000%, 1-15-18	3,500	4,007

		6,527

26	SEMIANNUAL REPORT	2014

SCHEDULE OF INVESTMENTS

Bond (in thousands)	JUNE 30, 2014 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Pharmaceuticals – 0.4%
Mylan, Inc., 2.550%, 3-28-19	$1,300	$1,309

Property & Casualty Insurance – 1.0%
Berkshire Hathaway, Inc., 3.750%, 8-15-21	3,000	3,211

Railroads – 1.0%
Burlington Northern Santa Fe LLC, 3.050%, 3-15-22	3,000	3,013

Systems Software – 1.1%
CA, Inc., 5.375%, 12-1-19	3,000	3,372

Trucking – 0.6%
Penske Truck Leasing Co. L.P.,
2.875%, 7-17-18 (A)	2,000	2,047

Water Utilities – 0.7%
California Water Service Co., 5.875%, 5-1-19	2,000	2,319

Wireless Telecommunication Service – 1.3%
American Tower Corp., 4.700%, 3-15-22	3,000	3,215
Crown Castle International Corp., 5.250%, 1-15-23	1,027	1,071

		4,286

TOTAL CORPORATE DEBT SECURITIES – 55.1%		$174,697
(Cost: $164,586)

MORTGAGE-BACKED SECURITIES
Non-Agency REMIC/CMO – 0.6%
MASTR Adjustable Rate Mortgage Trust 2005-1,
3.643%, 3-25-35 (B)	1,913	184
Merrill Lynch Mortgage Trust 2005-CIP1,
4.949%, 7-12-38 (B)	1,650	1,651
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-1,
2.457%, 2-25-34 (B)	463	54
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-3AC,
2.377%, 3-25-34 (B)	856	62

		1,951

TOTAL MORTGAGE-BACKED SECURITIES – 0.6%		$1,951
(Cost: $4,835)

MUNICIPAL BONDS	Principal	Value
Massachusetts – 0.9%
Cmnwlth of MA, Fed Hwy Grant Anticipation Notes (Accelerated Bridge Prog), Ser 2010A, 4.285%, 12-15-18	$2,500	$2,772

New York – 1.8%
NYC Indl Dev Agy, Rental Rev Bonds (Yankee Stadium Proj), Ser 2009,
11.000%, 3-1-29 (A)	4,000	5,637

TOTAL MUNICIPAL BONDS – 2.7%		$8,409
(Cost: $6,577)

OTHER GOVERNMENT SECURITIES
Canada – 1.1%
Province de Quebec,
7.140%, 2-27-26 (B)	2,500	3,312

Israel – 1.0%
State of Israel, 4.000%, 6-30-22	3,000	3,190

TOTAL OTHER GOVERNMENT SECURITIES – 2.1%		$6,502
(Cost: $5,806)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 4.4%
Federal Home Loan Bank,
2.000%, 2-14-28 (B)	10,000	9,291
Federal National Mortgage Association,
1.500%, 4-25-28	4,750	4,419

		13,710

Mortgage-Backed Obligations – 25.0%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
4.000%, 6-15-26	4,723	5,101
4.500%, 6-15-27	510	523
4.000%, 11-15-36	1,299	1,366
4.500%, 9-15-37	1,234	1,271
4.500%, 8-15-39	1,807	1,885
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
4.186%, 12-25-20	4,000	4,441
5.000%, 6-1-23	1,164	1,269
4.000%, 7-1-25	1,778	1,905
3.000%, 1-1-33	931	946

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
Mortgage-Backed Obligations (Continued)
Federal Home Loan Mortgage Corp. Fixed Rate Pass-Through Certificates:
3.000%, 8-1-28	$4,733	$4,869
3.000%, 9-1-28	4,683	4,829
3.500%, 10-1-28	5,144	5,399
Federal National Mortgage Association Agency REMIC/CMO:
5.000%, 6-25-18	791	837
3.000%, 2-25-25	3,853	3,991
5.500%, 11-25-36 (C)	1,842	362
5.500%, 4-25-37	959	1,033
4.000%, 5-25-39	1,196	1,250
4.500%, 6-25-40	1,091	1,163
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
5.432%, 2-1-16	1,878	1,989
5.508%, 4-1-17	3,485	3,763
4.500%, 9-1-19	884	938
4.530%, 12-1-19	7,329	8,212
5.500%, 10-1-21	1,657	1,798
6.000%, 6-1-22	1,150	1,265
6.000%, 9-1-22	1,922	2,144
5.000%, 9-1-23	1,307	1,425
3.000%, 7-1-28	4,666	4,818
5.500%, 2-1-35	1,143	1,300
Government National Mortgage Association Agency REMIC/CMO:
2.500%, 9-20-40	4,261	4,310
2.000%, 3-16-42	5,219	5,120
0.347%, 6-17-45 (B)(C)	105	1

		79,523

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 29.4%		$93,233
(Cost: $94,897)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 4.7%
U.S. Treasury Notes:
2.125%, 8-15-21 (D)	10,000	9,990
2.000%, 2-15-23	5,000	4,852

		14,842

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 4.7%		$14,842
(Cost: $15,025)

2014	SEMIANNUAL REPORT	27

SCHEDULE OF INVESTMENTS

Bond (in thousands)	JUNE 30, 2014 (UNAUDITED)

SHORT-TERM SECURITIES	Principal	Value
Commercial Paper – 2.8%
United Technologies Corp.,
0.070%, 7-1-14 (E)	$5,966	$5,966
USAA Capital Corp.,
0.060%, 7-1-14 (E)	3,000	3,000

		8,966

Master Note – 2.0%
Toyota Motor Credit Corp.,
0.104%, 7-2-14 (F)	6,182	6,182

TOTAL SHORT-TERM SECURITIES – 4.8%		$15,148
(Cost: $15,148)

TOTAL INVESTMENT SECURITIES – 99.4%		$314,782
(Cost: $306,874)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.6%		1,766

NET ASSETS – 100.0%		$316,548

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the total value of these securities amounted to $31,147 or 9.8% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014.

(C)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(D)	All or a portion of the security position has been pledged as collateral on open futures contracts.

(E)	Rate shown is the yield to maturity at June 30, 2014.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014. Date shown represents the date that the variable rate resets.

The following futures contracts were outstanding at June 30, 2014 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Appreciation (Depreciation)
U.S. 10-Year Treasury Note	Short	9-30-14	162	$(20,278)	$(9)
U.S. 2-Year Treasury Note	Short	10-3-14	29	(6,368)	4
U.S. 5-Year Treasury Note	Short	10-3-14	119	(14,216)	16

				$(40,862)	$11

28	SEMIANNUAL REPORT	2014

SCHEDULE OF INVESTMENTS

Bond (in thousands)	JUNE 30, 2014 (UNAUDITED)

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2014. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$174,697	$—
Mortgage-Backed Securities	—	1,951	—
Municipal Bonds	—	8,409	—
Other Government Securities	—	6,502	—
United States Government Agency Obligations	—	93,233	—
United States Government Obligations	—	14,842	—
Short-Term Securities	—	15,148	—

Total	$—	$314,782	$—

Futures Contracts	$20	$—	$—

Liabilities
Futures Contracts	$9	$—	$—

As of June 30, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

See Accompanying Notes to Financial Statements.

2014	SEMIANNUAL REPORT	29

PORTFOLIO HIGHLIGHTS

Core Equity	ALL DATA IS AS OF JUNE 30, 2014 (UNAUDITED)

Asset Allocation

Stocks	96.8%
Consumer Discretionary	21.1%
Industrials	18.5%
Information Technology	14.8%
Financials	10.0%
Health Care	9.0%
Consumer Staples	8.9%
Energy	8.5%
Materials	6.0%
Cash and Cash Equivalents	3.2%

Top 10 Equity Holdings

Company	Sector
Canadian Pacific Railway Ltd.	Industrials
Applied Materials, Inc.	Information Technology
Bank of America Corp.	Financials
American International Group, Inc.	Financials
Shire Pharmaceuticals Group plc ADR	Health Care
Adobe Systems, Inc.	Information Technology
Anheuser-Busch InBev S.A. ADR	Consumer Staples
Noble Energy, Inc.	Energy
Citigroup, Inc.	Financials
CBS Corp., Class B	Consumer Discretionary

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

30	SEMIANNUAL REPORT	2014

SCHEDULE OF INVESTMENTS

Core Equity (in thousands)	JUNE 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value
Application Software – 4.9%
Adobe Systems, Inc. (A)	237	$17,164
Autodesk, Inc. (A)	141	7,961

		25,125

Auto Parts & Equipment – 1.4%
Delphi Automotive plc	107	7,341

Automobile Manufacturers – 1.4%
Ford Motor Co.	425	7,330

Biotechnology – 3.4%
Alexion Pharmaceuticals, Inc. (A)	49	7,719
Biogen Idec, Inc. (A)	32	9,964

		17,683

Brewers – 3.2%
Anheuser-Busch InBev S.A. ADR	141	16,241

Broadcasting – 3.0%
CBS Corp., Class B	252	15,642

Cable & Satellite – 5.2%
Charter Communications, Inc., Class A (A)	38	6,082
Comcast Corp., Class A	199	10,654
Time Warner Cable, Inc.	68	10,046

		26,782

Construction Machinery & Heavy Trucks – 2.2%
Cummins, Inc.	74	11,448

Data Processing & Outsourced Services – 3.8%
Alliance Data Systems Corp. (A)	23	6,525
MasterCard, Inc., Class A	176	12,909

		19,434

Diversified Banks – 3.5%
Bank of America Corp.	1,160	17,834

Diversified Chemicals – 4.4%
Dow Chemical Co. (The)	271	13,962
PPG Industries, Inc.	41	8,574

		22,536

Home Improvement Retail – 1.6%
Home Depot, Inc. (The)	99	8,023

COMMON STOCKS (Continued)	Shares	Value
Hypermarkets & Super Centers – 1.5%
Costco Wholesale Corp.	67	$7,701

Industrial Machinery – 8.2%
Flowserve Corp.	144	10,677
Pall Corp.	146	12,492
Parker Hannifin Corp.	44	5,570
Pentair, Inc. (A)	182	13,154

		41,893

Internet Retail – 0.6%
TripAdvisor, Inc. (A)	27	2,923

Motorcycle Manufacturers – 2.4%
Harley-Davidson, Inc.	178	12,443

Movies & Entertainment – 2.7%
Twenty-First Century Fox, Inc.	411	14,072

Multi-Line Insurance – 3.4%
American International Group, Inc.	323	17,635

Oil & Gas Exploration & Production – 4.3%
Cabot Oil & Gas Corp.	185	6,299
Noble Energy, Inc.	208	16,094

		22,393

Oil & Gas Refining & Marketing – 2.8%
Phillips 66	180	14,503

Oil & Gas Storage & Transportation – 1.4%
MarkWest Energy Partners L.P.	99	7,101

Other Diversified Financial Services – 3.1%
Citigroup, Inc.	337	15,882

Packaged Foods & Meats – 1.8%
Mead Johnson Nutrition Co.	101	9,438

Pharmaceuticals – 5.6%
Bristol-Myers Squibb Co.	229	11,094
Shire Pharmaceuticals Group plc ADR	74	17,332

		28,426

Railroads – 6.5%
Canadian Pacific Railway Ltd.	130	23,457
Kansas City Southern	95	10,160

		33,617

COMMON STOCKS (Continued)	Shares	Value
Research & Consulting Services – 1.6%
Nielsen Holdings N.V.	175	$8,477

Restaurants – 2.8%
Chipotle Mexican Grill, Inc., Class A (A)	11	6,695
YUM! Brands, Inc.	96	7,796

		14,491

Semiconductor Equipment – 3.9%
Applied Materials, Inc.	879	19,821

Semiconductors – 2.2%
Texas Instruments, Inc.	242	11,551

Specialty Chemicals – 1.6%
LyondellBasell Industries N.V., Class A	83	8,124

Tobacco – 2.4%
Philip Morris International, Inc.	145	12,222

TOTAL COMMON STOCKS – 96.8%		$498,132
(Cost: $368,319)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 1.1%
United Technologies Corp.,
0.070%, 7-1-14 (B)	$5,545	5,545

TOTAL SHORT-TERM SECURITIES – 1.1%		$5,545
(Cost: $5,545)

TOTAL INVESTMENT SECURITIES – 97.9%		$503,677
(Cost: $373,864)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 2.1%		10,951

NET ASSETS – 100.0%		$514,628

2014	SEMIANNUAL REPORT	31

SCHEDULE OF INVESTMENTS

Core Equity (in thousands)	JUNE 30, 2014 (UNAUDITED)

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at June 30, 2014.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2014. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$498,132	$—	$—
Short-Term Securities	—	5,545	—

Total	$498,132	$5,545	$—

As of June 30, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

See Accompanying Notes to Financial Statements.

32	SEMIANNUAL REPORT	2014

PORTFOLIO HIGHLIGHTS

Dividend Opportunities	ALL DATA IS AS OF JUNE 30, 2014 (UNAUDITED)

Asset Allocation

Stocks	98.2%
Industrials	15.7%
Consumer Discretionary	15.1%
Financials	12.7%
Information Technology	11.9%
Energy	11.7%
Health Care	10.9%
Consumer Staples	10.2%
Materials	6.8%
Telecommunication Services	1.7%
Utilities	1.5%
Cash and Cash Equivalents	1.8%

Top 10 Equity Holdings

Company	Sector
JPMorgan Chase & Co.	Financials
Schlumberger Ltd.	Energy
Microchip Technology, Inc.	Information Technology
Anheuser-Busch InBev S.A. ADR	Consumer Staples
Union Pacific Corp.	Industrials
Wells Fargo & Co.	Financials
Home Depot, Inc. (The)	Consumer Discretionary
Limited Brands, Inc.	Consumer Discretionary
Applied Materials, Inc.	Information Technology
Wynn Resorts Ltd.	Consumer Discretionary

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

2014	SEMIANNUAL REPORT	33

SCHEDULE OF INVESTMENTS

Dividend Opportunities (in thousands)	JUNE 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value
Advertising – 1.8%
Omnicom Group, Inc. (A)	127	$9,009

Aerospace & Defense – 4.1%
Boeing Co. (The)	76	9,714
Honeywell International, Inc.	118	11,010

		20,724

Apparel Retail – 2.4%
Limited Brands, Inc.	203	11,934

Asset Management & Custody Banks – 1.2%
Northern Trust Corp.	98	6,312

Automobile Manufacturers – 2.0%
Ford Motor Co.	594	10,246

Brewers – 2.9%
Anheuser-Busch InBev S.A. ADR	133	15,286

Cable & Satellite – 2.1%
Comcast Corp., Class A	193	10,371

Casinos & Gaming – 2.3%
Wynn Resorts Ltd.	56	11,567

Construction Machinery & Heavy Trucks – 3.9%
Allison Transmission Holdings, Inc.	310	9,652
Caterpillar, Inc.	95	10,275

		19,927

Consumer Electronics – 1.3%
Garmin Ltd.	109	6,611

Data Processing & Outsourced Services – 1.1%
Paychex, Inc.	131	5,457

Distillers & Vintners – 1.5%
Diageo plc ADR	58	7,439

Diversified Banks – 2.6%
Wells Fargo & Co.	253	13,321

Diversified Chemicals – 4.0%
Dow Chemical Co. (The)	180	9,263
PPG Industries, Inc.	53	11,044

		20,307

Electric Utilities – 1.5%
PPL Corp.	217	7,721

Home Improvement Retail – 2.4%
Home Depot, Inc. (The)	157	12,723

Household Products – 2.0%
Colgate-Palmolive Co.	146	9,953

Industrial Conglomerates – 1.0%
3M Co.	35	4,956

COMMON STOCKS (Continued)	Shares	Value
Industrial Gases – 1.0%
Airgas, Inc.	46	$4,955

Industrial Machinery – 2.2%
Eaton Corp.	145	11,180

Industrial REITs – 1.2%
ProLogis	152	6,233

Integrated Oil & Gas – 3.0%
Exxon Mobil Corp.	47	4,737
Occidental Petroleum Corp.	101	10,319

		15,056

Integrated Telecommunication Services – 1.7%
Verizon Communications, Inc.	177	8,639

Investment Banking & Brokerage – 2.0%
Goldman Sachs Group, Inc. (The)	59	9,954

Oil & Gas Equipment & Services – 3.2%
Schlumberger Ltd.	139	16,412

Oil & Gas Storage & Transportation – 5.5%
Energy Transfer Equity L.P.	142	8,393
MarkWest Energy Partners L.P.	132	9,457
Phillips 66 Partners L.P.	42	3,181
Plains GP Holdings L.P., Class A	202	6,468

		27,499

Other Diversified Financial Services – 3.5%
JPMorgan Chase & Co.	301	17,368

Packaged Foods & Meats – 1.7%
Mead Johnson Nutrition Co.	90	8,395

Pharmaceuticals – 10.9%
Bristol-Myers Squibb Co.	226	10,949
GlaxoSmithKline plc ADR	150	8,027
Johnson & Johnson	109	11,367
Merck & Co., Inc.	135	7,798
Pfizer, Inc.	364	10,796
Teva Pharmaceutical Industries Ltd. ADR	120	6,272

		55,209

Property & Casualty Insurance – 2.2%
ACE Ltd.	106	11,003

Railroads – 3.0%
Union Pacific Corp.	152	15,126

Research & Consulting Services – 1.5%
Nielsen Holdings N.V.	155	7,508

COMMON STOCKS (Continued)	Shares	Value

Semiconductor Equipment – 2.4%
Applied Materials, Inc.	527	$11,894

Semiconductors – 6.6%
Analog Devices, Inc.	143	7,756
Microchip Technology, Inc.	328	15,986
Texas Instruments, Inc.	201	9,627

		33,369

Specialty Chemicals – 1.8%
LyondellBasell Industries N.V., Class A	92	8,964

Specialty Stores – 0.8%
Tiffany & Co.	41	4,060

Technology Hardware, Storage & Peripherals – 1.8%
Apple, Inc.	99	9,205

Tobacco – 2.1%
Philip Morris International, Inc.	126	10,586

TOTAL COMMON STOCKS – 98.2%		$496,479
(Cost: $376,088)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 1.0%
Army & Air Force Exchange Service,
0.090%, 7-16-14 (B)	$2,000	2,000
United Technologies Corp.,
0.070%, 7-1-14 (B)	3,123	3,123

		5,123

Master Note – 0.7%
Toyota Motor Credit Corp.,
0.104%, 7-2-14 (C)	3,739	3,739

Municipal Obligations – Taxable – 0.2%
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007B (GTD by Chevron Corp.),
0.020%, 7-1-14 (C)	315	315
MS Business Fin Corp., Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron USA, Inc. Proj), Ser E (GTD by Chevron Corp.),
0.030%, 7-1-14 (C)	379	379

		694

34	SEMIANNUAL REPORT	2014

SCHEDULE OF INVESTMENTS

Dividend Opportunities (in thousands)	JUNE 30, 2014 (UNAUDITED)

SHORT-TERM SECURITIES (Continued)	Value

TOTAL SHORT-TERM SECURITIES – 1.9%	$9,556
(Cost: $9,556)

TOTAL INVESTMENT SECURITIES – 100.1%	$506,035
(Cost: $385,644)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1%)	(665)

NET ASSETS – 100.0%	$505,370

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at June 30, 2014.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2014. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$496,479	$—	$—
Short-Term Securities	—	9,556	—

Total	$496,479	$9,556	$—

As of June 30, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

2014	SEMIANNUAL REPORT	35

PORTFOLIO HIGHLIGHTS

Energy	ALL DATA IS AS OF JUNE 30, 2014 (UNAUDITED)

Asset Allocation

Stocks	96.0%
Energy	89.4%
Industrials	5.9%
Financials	0.7%
Cash and Cash Equivalents	4.0%

Country Weightings

North America	88.2%
United States	82.5%
Canada	5.7%
Europe	5.8%
Bahamas/Caribbean	1.3%
Pacific Basin	0.7%
Cash and Cash Equivalents	4.0%

Top 10 Equity Holdings

Company	Sector	Industry
Schlumberger Ltd.	Energy	Oil & Gas Equipment & Services
Halliburton Co.	Energy	Oil & Gas Equipment & Services
Baker Hughes, Inc.	Energy	Oil & Gas Equipment & Services
Core Laboratories N.V.	Energy	Oil & Gas Equipment & Services
EOG Resources, Inc.	Energy	Oil & Gas Exploration & Production
Weatherford International Ltd.	Energy	Oil & Gas Equipment & Services
Cimarex Energy Co.	Energy	Oil & Gas Exploration & Production
Noble Energy, Inc.	Energy	Oil & Gas Exploration & Production
Continental Resources, Inc.	Energy	Oil & Gas Exploration & Production
Occidental Petroleum Corp.	Energy	Integrated Oil & Gas

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

36	SEMIANNUAL REPORT	2014

SCHEDULE OF INVESTMENTS

Energy (in thousands)	JUNE 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value
Coal & Consumable Fuels – 1.6%
Cameco Corp.	40	$788
Foresight Energy L.P. (A)	42	858
Peabody Energy Corp.	36	585

		2,231

Construction & Engineering – 2.1%
Fluor Corp.	39	2,969

Electrical Components & Equipment – 0.6%
SolarCity Corp. (A)	12	879

Industrial Machinery – 1.7%
Flowserve Corp.	32	2,368

Integrated Oil & Gas – 5.9%
Chevron Corp.	9	1,149
Exxon Mobil Corp.	22	2,180
Occidental Petroleum Corp.	30	3,033
Royal Dutch Shell plc, Class A (B)	16	656
Suncor Energy, Inc.	34	1,460

		8,478

Oil & Gas Drilling – 5.0%
Helmerich & Payne, Inc.	21	2,462
Nabors Industries Ltd.	64	1,874
Patterson-UTI Energy, Inc.	79	2,758

		7,094

Oil & Gas Equipment & Services – 28.1%
Baker Hughes, Inc.	56	4,203
Basic Energy Services, Inc. (A)	77	2,238
Cameron International Corp. (A)	28	1,913
Core Laboratories N.V.	24	3,959
Dril-Quip, Inc. (A)	23	2,545
FMC Technologies, Inc. (A)	27	1,640
Forum Energy Technologies, Inc. (A)	66	2,417
Halliburton Co.	89	6,299
National Oilwell Varco, Inc.	24	1,948
Oceaneering International, Inc.	9	664
Schlumberger Ltd.	57	6,693
Superior Energy Services, Inc.	59	2,134
Weatherford International Ltd. (A)	157	3,616

		40,269

COMMON STOCKS (Continued)	Shares	Value
Oil & Gas Exploration & Production – 32.0%
Anadarko Petroleum Corp.	27	$2,912
Antero Resources Corp. (A)	19	1,263
Athlon Energy, Inc. (A)	35	1,691
Bonanza Creek Energy, Inc. (A)	35	2,027
Cabot Oil & Gas Corp.	57	1,937
Canadian Natural Resources Ltd.	56	2,564
Cimarex Energy Co.	24	3,436
CNOOC Ltd. ADR	5	968
Concho Resources, Inc. (A)	9	1,308
ConocoPhillips	14	1,239
Continental Resources, Inc. (A)	20	3,098
Devon Energy Corp.	9	703
EOG Resources, Inc.	34	3,916
Gulfport Energy Corp. (A)	26	1,642
Memorial Resource Development Corp. (A)	58	1,405
Newfield Exploration Co. (A)	45	1,987
Noble Energy, Inc.	42	3,257
Oasis Petroleum LLC (A)	26	1,464
Parsley Energy, Inc., Class A (A)	116	2,790
Pioneer Natural Resources Co.	6	1,367
Rice Energy, Inc. (A)	51	1,564
RSP Permian, Inc. (A)	41	1,335
Southwestern Energy Co. (A)	44	2,008

		45,881

Oil & Gas Refining & Marketing – 5.9%
Marathon Petroleum Corp.	26	1,991
Marathon Petroleum Corp. L.P.	34	2,160
Phillips 66	22	1,778
Tesoro Corp.	25	1,455
Valero Energy Corp.	23	1,130

		8,514

Oil & Gas Storage & Transportation – 10.9%
Enbridge, Inc.	29	1,358
Energy Transfer Equity L.P.	35	2,039
MarkWest Energy Partners L.P.	29	2,076
Phillips 66 Partners L.P.	37	2,796

COMMON STOCKS (Continued)	Shares	Value
Oil & Gas Storage & Transportation (Continued)
Plains GP Holdings L.P., Class A	32	$1,017
Targa Resources Corp.	19	2,666
Valero Energy Partners L.P.	22	1,107
Williams Co., Inc. (The)	45	2,590

		15,649

Railroads – 1.4%
Canadian Pacific Railway Ltd.	11	1,956

Specialized Finance – 0.7%
CME Group, Inc.	14	1,007

Trading Companies & Distributors – 0.1%
NOW, Inc. (A)	6	214

TOTAL COMMON STOCKS – 96.0%		$137,509
(Cost: $100,374)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 0.9%
United Technologies Corp.,
0.070%, 7-1-14 (C)	$1,213	1,213

Master Note – 4.5%
Toyota Motor Credit Corp.,
0.104%, 7-2-14 (D)	6,474	6,474

TOTAL SHORT-TERM SECURITIES – 5.4%		$7,687
(Cost: $7,687)

TOTAL INVESTMENT SECURITIES – 101.4%		$145,196
(Cost: $108,061)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.4%)		(1,967)

NET ASSETS – 100.0%		$143,229

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Rate shown is the yield to maturity at June 30, 2014.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014. Date shown represents the date that the variable rate resets.

2014	SEMIANNUAL REPORT	37

SCHEDULE OF INVESTMENTS

Energy (in thousands)	JUNE 30, 2014 (UNAUDITED)

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2014. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$137,509	$—	$—
Short-Term Securities	—	7,687	—

Total	$137,509	$7,687	$—

As of June 30, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

Country Diversification

(as a % of net assets)
United States	82.5%
Canada	5.7%
Netherlands	2.8%
Switzerland	2.5%
Bermuda	1.3%
Other Countries	1.2%
Other+	4.0%

+Includes cash and cash equivalents and other assets and liabilities

See Accompanying Notes to Financial Statements.

38	SEMIANNUAL REPORT	2014

PORTFOLIO HIGHLIGHTS

Global Bond	ALL DATA IS AS OF JUNE 30, 2014 (UNAUDITED)

Asset Allocation

Bonds	87.4%
Corporate Debt Securities	60.1%
United States Government and Government Agency Obligations	23.4%
Other Government Securities	3.9%
Cash and Cash Equivalents and Equities	12.6%

Quality Weightings

Investment Grade	53.8%
AA	24.3%
A	0.3%
BBB	29.2%
Non-Investment Grade	33.6%
BB	20.5%
B	9.3%
CCC	2.5%
Non-rated	1.3%
Cash and Cash Equivalents and Equities	12.6%

Our preference is to always use ratings obtained from Standard & Poor’s. For securities not rated by Standard & Poor’s, ratings are obtained from Moody’s.

We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

Country Weightings

North America	36.6%
United States	30.4%
Other North America	6.2%
Europe	27.6%
Luxembourg	5.8%
Netherlands	5.5%
United Kingdom	5.2%
Russia	4.2%
Other Europe	6.9%
South America	18.9%
Brazil	9.0%
Columbia	3.5%
Other South America	6.4%
Pacific Basin	9.6%
Singapore	4.0%
Other Pacific Basin	5.6%
Bahamas/Caribbean	2.4%
Other	0.3%
Cash and Cash Equivalents	4.6%

2014	SEMIANNUAL REPORT	39

SCHEDULE OF INVESTMENTS

Global Bond (in thousands)	JUNE 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Finance – 1.4%
Banco Latinoamericano de Comercio Exterior S.A.	9	$264

Diversified Chemicals – 0.5%
Dow Chemical Co. (The)	2	89

Electric Utilities – 1.6%
Alupar Investimento S.A. (A)	11	82
PPL Corp.	4	127
Transmissora Alianca de Energia Eletrica S.A. (A)	10	91

		300

Integrated Oil & Gas – 1.0%
Royal Dutch Shell plc, Class A (A)	5	196

Oil & Gas Drilling – 0.7%
Seadrill Partners LLC	4	126

Pharmaceuticals – 2.0%
Bristol-Myers Squibb Co.	3	122
GlaxoSmithKline plc (A)	9	235

		357

Semiconductors – 0.7%
Intel Corp.	4	139

Water Utilities – 0.1%
Aguas Andinas S.A. (A)	34	22

TOTAL COMMON STOCKS – 8.0%		$1,493
(Cost: $1,254)

CORPORATE DEBT SECURITIES	Principal
Aerospace & Defense – 1.0%
Embraer Overseas Ltd., 6.375%, 1-24-17	$100	110
TransDigm, Inc.,
6.000%, 7-15-22 (B)	82	84

		194

Agricultural Products – 0.5%
Corporacion Pesquera Inca S.A.C., 9.000%, 2-10-17	100	98

Airlines – 2.3%
Aeropuertos Argentina 2000 S.A.,
10.750%, 12-1-20 (B)	50	52
Guanay Finance Ltd.,
6.000%, 12-15-20 (B)	250	264
TAM Capital 2, Inc.,
9.500%, 1-29-20 (B)	100	107

		423

Auto Parts & Equipment – 1.1%
Schaeffler Holding Finance B.V.,
6.875%, 8-15-18 (B)(C)	200	211

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Broadcasting – 1.7%
Globo Comunicacoe e Participacoes S.A.,
6.250%, 12-20-49 (D)	$300	$314

Cable & Satellite – 2.9%
Net Servicos de Comunicacao S.A., 7.500%, 1-27-20	120	128
Numericable Group S.A.,
6.000%, 5-15-22 (B)	200	208
VTR Finance B.V.,
6.875%, 1-15-24 (B)	200	214

		550

Coal & Consumable Fuels – 1.7%
PT Adaro Indonesia:
7.625%, 10-22-19 (B)	200	210
7.625%, 10-22-19	100	105

		315

Construction & Engineering – 2.8%
OAS Investments GmbH,
8.250%, 10-19-19 (B)	200	207
Odebrecht Drilling Norbe VII/IX Ltd.,
6.350%, 6-30-21 (B)	109	118
Odebrecht Offshore Drilling Finance,
6.750%, 10-1-22 (B)	193	206

		531

Construction Materials – 2.8%
C5 Capital (SPV) Ltd.,
4.511%, 12-29-49 (B)(D)	150	129
CEMEX S.A.B. de C.V.,
9.000%, 1-11-18 (B)	350	376
Hillman Group, Inc. (The),
6.375%, 7-15-22 (B)	25	25

		530

Consumer Finance – 1.7%
Banco Latinoamericano de Comercio Exterior S.A.,
3.750%, 4-4-17 (B)	300	311

Diversified Banks – 5.8%
Banco Bradesco S.A.,
4.125%, 5-16-16 (B)	200	209
Banco Cruzeiro do Sul S.A.,
7.000%, 7-8-13 (E)	115	17
Bancolombia S.A.,
4.250%, 1-12-16	100	104
Caixa Economica Federal,
4.250%, 5-13-19 (B)	150	151
Societe Generale N.A.,
5.922%, 4-29-49 (B)	100	107
State Bank of India:
4.500%, 10-23-14	100	101
3.622%, 4-17-19 (B)	200	201
VTB Capital S.A.,
6.000%, 4-12-17 (B)	200	212

		1,102

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Diversified Metals & Mining – 2.7%
Suzano Trading Ltd.,
5.875%, 1-23-21 (B)	$100	$104
Uralkali Finance Ltd.,
3.723%, 4-30-18 (B)	200	194
Vedanta Resources plc,
6.000%, 1-31-19 (B)	200	207

		505

Electric Utilities – 3.3%
Emgesa S.A. E.S.P.,
8.750%, 1-25-21 (F)	COP302,000	174
Listrindo Capital B.V.,
6.950%, 2-21-19 (B)	$200	215
Majapahit Holding B.V.,
7.750%, 10-17-16	100	113
Rural Electrification Corp. Ltd.,
4.250%, 1-25-16	100	103

		605

Food Distributors – 1.2%
Olam International Ltd.,
7.500%, 8-12-20	100	111
Olam International Ltd., Convertible,
6.000%, 10-15-16	100	111

		222

Household Appliances – 0.4%
Controladora Mabe S.A. de C.V.:
6.500%, 12-15-15	50	53
6.500%, 12-15-15 (B)	25	26

		79

Independent Power Producers & Energy Traders – 0.5%
China Resources Power Holdings Co. Ltd.,
3.750%, 8-3-15	100	102

Industrial Conglomerates – 0.6%
Rearden G Holdings EINS GmbH,
7.875%, 3-30-20 (B)	100	106

Integrated Oil & Gas – 1.4%
Petrobras Global Finance (GTD by Petroleo Brasileiro S.A.),
4.875%, 3-17-20	250	257

Integrated Telecommunication Services – 2.3%
TBG Global Pte. Ltd.,
4.625%, 4-3-18 (B)	200	203
Verizon Communications, Inc.,
3.650%, 9-14-18	200	213

		416

40	SEMIANNUAL REPORT	2014

SCHEDULE OF INVESTMENTS

Global Bond (in thousands)	JUNE 30, 2014 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
IT Consulting & Other Services – 1.1%
iGATE Corp.,
4.750%, 4-15-19 (B)	$200	$204

Marine – 1.1%
SCF Capital Ltd.,
5.375%, 10-27-17	200	202

Oil & Gas Drilling – 3.2%
Lancer Finance Co. (SPV) Ltd.,
5.850%, 12-12-16 (B)	39	40
Noble Group Ltd.,
4.875%, 8-5-15	100	104
Oro Negro Drilling Pte. Ltd.,
7.500%, 1-24-19 (B)	200	204
QGOG Atlantic/Alaskan Rigs Ltd.,
5.250%, 7-30-18 (B)	243	252

		600

Oil & Gas Exploration & Production – 3.3%
Novatek Finance Ltd.,
5.326%, 2-3-16 (B)	200	209
Pacific Rubiales Energy Corp.:
5.375%, 1-26-19 (B)	100	104
7.250%, 12-12-21 (B)	100	111
Pan American Energy LLC,
7.875%, 5-7-21	100	105
YPF Sociedad Anonima,
8.875%, 12-19-18 (B)	80	84

		613

Oil & Gas Refining & Marketing – 1.2%
Offshore Drilling Holding S.A.,
8.375%, 9-20-20 (B)	200	222

Oil & Gas Storage & Transportation – 0.8%
Empresas Publicas de Medellin E.S.P.,
8.375%, 2-1-21 (F)	COP274,000	155

Other Diversified Financial Services – 2.3%
Citigroup, Inc.,
8.400%, 4-29-49	$75	86
MTS International Funding Ltd.,
5.000%, 5-30-23 (B)	350	339

		425

Packaged Foods & Meats – 3.5%
BFF International Ltd.:
7.250%, 1-28-20	100	116
8.500%, 4-27-71	200	207
JBS Finance II Ltd.,
8.250%, 1-29-18 (B)	100	106

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Packaged Foods & Meats (Continued)
JBS Investments GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.),
7.750%, 10-28-20 (B)	$200	$213

		642

Paper Products – 1.2%
Inversiones CMPC S.A. (GTD by Empresas CMPC S.A.):
4.750%, 1-19-18 (B)	25	27
4.375%, 5-15-23 (B)	200	198

		225

Regional Banks – 1.1%
OJSC Russian Agricultural Bank,
5.100%, 7-25-18 (B)	200	202

Restaurants – 0.6%
Arcos Dorados Holdings, Inc.,
10.250%, 7-13-16 (F)	BRL250	107

Specialized Consumer Services – 0.3%
B-Corp Merger Sub, Inc.,
8.250%, 6-1-19	$50	52

Steel – 1.7%
Evraz Group S.A.,
7.400%, 4-24-17	200	206
Steel Capital S.A.,
6.700%, 10-25-17	100	107

		313

Wireless Telecommunication Service – 2.0%
American Tower Corp.,
3.400%, 2-15-19	125	131
Indosat Palapa Co. B.V.,
7.375%, 7-29-20 (B)	100	108
VimpleCom Holdings B.V.,
9.000%, 2-13-18 (B)(F)	RUB5,000	142

		381

TOTAL CORPORATE DEBT SECURITIES – 60.1%		$11,214
(Cost: $11,023)

OTHER GOVERNMENT SECURITIES
Argentina – 0.8%
City of Buenos Aires,
12.500%, 4-6-15	$150	153

OTHER GOVERNMENT SECURITIES (Continued)	Principal	Value
Luxembourg – 0.8%
BC Luxco 1 S.A.,
7.375%, 1-29-20	$150	$155

Russia – 1.1%
Russian Federation,
3.500%, 1-16-19 (B)	200	203

Supranational – 0.3%
Central American Bank for Economic Integration,
5.375%, 9-24-14	58	59

Venezuela – 0.9%
Corporacion Andina de Fomento,
3.750%, 1-15-16	155	160

TOTAL OTHER GOVERNMENT SECURITIES – 3.9%		$730
(Cost: $724)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 23.4%
U.S. Treasury Notes:
0.875%, 2-28-17	1,500	1,505
0.625%, 8-31-17	1,500	1,483
0.750%, 12-31-17	1,250	1,234
1.750%, 5-15-22	145	140

		4,362

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 23.4%		$4,362
(Cost: $4,397)

SHORT-TERM SECURITIES
Master Note – 4.4%
Toyota Motor Credit Corp.,
0.104%, 7-2-14 (G)	830	830

TOTAL SHORT-TERM SECURITIES – 4.4%		$830
(Cost: $830)

TOTAL INVESTMENT SECURITIES – 99.8%		$18,629
(Cost: $18,228)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		44

NET ASSETS – 100.0%		$18,673

2014	SEMIANNUAL REPORT	41

SCHEDULE OF INVESTMENTS

Global Bond (in thousands)	JUNE 30, 2014 (UNAUDITED)

Notes to Schedule of Investments

(A)	Listed on an exchange outside the United States.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the total value of these securities amounted to $7,625 or 40.8% of net assets.

(C)	Payment-in-kind bonds.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014.

(E)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(F)	Principal amounts are denominated in the indicated foreign currency, where applicable (BRL – Brazilian Real, COP – Columbian Peso and RUB – Russian Ruble).

(G)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2014. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$1,493	$—	$—
Corporate Debt Securities	—	11,162	52
Other Government Securities	—	730	—
United States Government Obligations	—	4,362	—
Short-Term Securities	—	830	—

Total	$1,493	$17,084	$52

During the period ended June 30, 2014, securities totaling $152 were transferred from Level 3 to Level 2 primarily due to the increased availability of observable market data due to increased market activity or information for these securities. There were no transfers between Level 1 and 2 during the period.

The following acronym is used throughout this schedule:

GTD = Guaranteed

Country Diversification

(as a % of net assets)
United States	30.4%
Brazil	9.0%
Luxembourg	5.8%
Netherlands	5.5%
United Kingdom	5.2%
Russia	4.2%
Singapore	4.0%
Columbia	3.5%
Mexico	3.1%
Panama	3.1%

Country Diversification (Continued)

Indonesia	2.9%
Argentina	2.8%
Chile	2.7%
Austria	2.3%
India	2.2%
Ireland	1.8%
France	1.7%
British Virgin Islands	1.3%
Cayman Islands	1.1%
Other Countries	2.8%
Other+	4.6%

+Includes cash and cash equivalents and other assets and liabilities

See Accompanying Notes to Financial Statements.

42	SEMIANNUAL REPORT	2014

PORTFOLIO HIGHLIGHTS

Global Natural Resources	ALL DATA IS AS OF JUNE 30, 2014 (UNAUDITED)

Asset Allocation

Stocks	98.2%
Energy	65.2%
Materials	20.4%
Industrials	11.7%
Financials	0.9%
Utilities	0.0%
Cash and Cash Equivalents	1.8%

Country Weightings

North America	83.8%
United States	76.7%
Canada	7.1%
Europe	13.2%
United Kingdom	7.7%
Other Europe	5.5%
Bahamas/Caribbean	1.2%
Pacific Basin	0.0%
Cash and Cash Equivalents	1.8%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Halliburton Co.	United States	Energy	Oil & Gas Equipment & Services
Schlumberger Ltd.	United States	Energy	Oil & Gas Equipment & Services
Dow Chemical Co. (The)	United States	Materials	Diversified Chemicals
Baker Hughes, Inc.	United States	Energy	Oil & Gas Equipment & Services
Weatherford International Ltd.	Switzerland	Energy	Oil & Gas Equipment & Services
Rio Tinto plc	United Kingdom	Materials	Diversified Metals & Mining
BHP Billiton plc	United Kingdom	Materials	Diversified Metals & Mining
Suncor Energy, Inc.	Canada	Energy	Integrated Oil & Gas
Freeport-McMoRan Copper & Gold, Inc., Class B	United States	Materials	Diversified Metals & Mining
Continental Resources, Inc.	United States	Energy	Oil & Gas Exploration & Production

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

2014	SEMIANNUAL REPORT	43

SCHEDULE OF INVESTMENTS

Global Natural Resources (in thousands)	JUNE 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value
Bermuda – 1.2%
Nabors Industries Ltd.	76	$2,245

Canada – 7.1%
Canadian Natural Resources Ltd.	56	2,585
Canadian Pacific Railway Ltd.	27	4,936
Suncor Energy, Inc.	128	5,441
Yamana Gold, Inc.	95	778

		13,740

China – 0.0%
China Metal Recycling (Holdings) Ltd.	1,900	—

Netherlands – 2.5%
Chicago Bridge & Iron Co. N.V., NY Shares	30	2,077
Core Laboratories N.V.	16	2,748

		4,825

Switzerland – 3.0%
Weatherford International Ltd. (A)	248	5,706

United Kingdom – 7.7%
Anglo American plc	33	806
BHP Billiton plc	176	5,677
Pentair, Inc. (A)	22	1,551
Randgold Resources Ltd. ADR	13	1,083
Rio Tinto plc	107	5,681

		14,798

United States – 76.7%
Anadarko Petroleum Corp.	36	3,908
Antero Resources Corp. (A)	33	2,159
Axiall Corp.	67	3,155
Baker Hughes, Inc.	78	5,788
Cabot Oil & Gas Corp.	52	1,779
Cameron International Corp. (A)	42	2,857
Caterpillar, Inc.	34	3,678
CME Group, Inc.	26	1,820
Concho Resources, Inc. (A)	24	3,461
ConocoPhillips	20	1,710
Continental Resources, Inc. (A)	32	5,089

COMMON STOCKS (Continued)	Shares	Value
United States (Continued)
Devon Energy Corp.	12	$965
Dow Chemical Co. (The)	126	6,463
Dril-Quip, Inc. (A)	19	2,108
Eastman Chemical Co.	21	1,865
Energy Transfer Equity L.P.	42	2,496
EOG Resources, Inc.	43	5,060
Exxon Mobil Corp.	9	856
Flowserve Corp.	52	3,859
Fluor Corp.	40	3,095
FMC Technologies, Inc. (A)	66	4,000
Forum Energy Technologies, Inc. (A)	62	2,259
Freeport-McMoRan Copper & Gold, Inc., Class B	143	5,212
Gulfport Energy Corp. (A)	19	1,171
Halliburton Co.	156	11,049
Joy Global, Inc.	49	2,987
LyondellBasell Industries N.V., Class A	47	4,619
Marathon Petroleum Corp.	30	2,311
MarkWest Energy Partners L.P.	25	1,807
National Oilwell Varco, Inc.	23	1,882
Newfield Exploration Co. (A)	24	1,052
Noble Energy, Inc.	65	5,019
NOW, Inc. (A)	6	207
Oasis Petroleum LLC (A)	36	2,018
Occidental Petroleum Corp.	18	1,868
Oceaneering International, Inc.	12	965
Patterson-UTI Energy, Inc.	63	2,213
Peabody Energy Corp.	48	781
Phillips 66	34	2,710
Pioneer Natural Resources Co.	14	3,206
Plains GP Holdings L.P., Class A	54	1,734
PPG Industries, Inc.	10	2,007
Rice Energy, Inc. (A)	44	1,338
Schlumberger Ltd.	90	10,669
Southern Copper Corp.	62	1,871
Southwestern Energy Co. (A)	41	1,845

COMMON STOCKS (Continued)	Shares	Value
United States (Continued)
Superior Energy Services, Inc.	77	$2,767
Tesoro Corp.	14	816
Valero Energy Corp.	36	1,786
Valero Energy Partners L.P.	14	709
Williams Co., Inc. (The)	45	2,606

		147,655

TOTAL COMMON STOCKS – 98.2%		$188,969
(Cost: $155,518)

PREFERRED STOCKS
United States – 0.0%
Konarka Technologies, Inc., 8.000% Cumulative (A)(B)	68	—

TOTAL PREFERRED STOCKS – 0.0%		$—
(Cost: $211)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 1.9%
Medtronic, Inc.,
0.080%, 7-16-14 (C)	$3,621	3,621

Master Note – 1.6%
Toyota Motor Credit Corp.,
0.104%, 7-2-14 (D)	3,033	3,033

TOTAL SHORT-TERM SECURITIES – 3.5%		$6,654
(Cost: $6,654)

TOTAL INVESTMENT SECURITIES – 101.7%		$195,623
(Cost: $162,383)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.7%)		(3,250)

NET ASSETS – 100.0%		$192,373

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Restricted security. At June 30, 2014, the Portfolio owned the following restricted security:

Security	Acquisition Date(s)	Shares	Cost	Market Value
Konarka Technologies, Inc., 8.000% Cumulative	8-31-07	68	$211	$—

The total value of this security represented 0.0% of net assets at June 30, 2014.

(C)	Rate shown is the yield to maturity at June 30, 2014.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014. Date shown represents the date the variable rate resets.

44	SEMIANNUAL REPORT	2014

SCHEDULE OF INVESTMENTS

Global Natural Resources (in thousands)	JUNE 30, 2014 (UNAUDITED)

The following forward foreign currency contracts were outstanding at June 30, 2014:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	British Pound	State Street Global Markets	570	7-29-14	$—	$6
Sell	British Pound	UBS AG	4,267	7-29-14	—	50
Sell	Canadian Dollar	State Street Global Markets	589	7-29-14	—	3
Sell	Canadian Dollar	UBS AG	4,994	7-29-14	—	22

					$—	$81

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2014. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Energy	$125,541	$—	$—
Financials	1,820	—	—
Industrials	22,390	—	—
Materials	39,218	—	—

Total Common Stocks	$188,969	$—	$—
Short-Term Securities	—	6,654	—

Total	$188,969	$6,654	$—

Liabilities
Forward Foreign Currency Contracts	$—	$81	$—

As of June 30, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

Market Sector Diversification

(as a % of net assets)
Energy	65.2%
Materials	20.4%
Industrials	11.7%
Financials	0.9%
Utilities	0.0%
Other+	1.8%

+Includes cash and cash equivalents and other assets and liabilities

See Accompanying Notes to Financial Statements.

2014	SEMIANNUAL REPORT	45

PORTFOLIO HIGHLIGHTS

Growth	ALL DATA IS AS OF JUNE 30, 2014 (UNAUDITED)

Asset Allocation

Stocks	99.2%
Consumer Discretionary	27.7%
Information Technology	24.0%
Health Care	17.6%
Industrials	17.5%
Consumer Staples	4.0%
Telecommunication Services	3.8%
Energy	3.0%
Materials	1.6%
Cash and Cash Equivalents	0.8%

Top 10 Equity Holdings

Company	Sector
Gilead Sciences, Inc.	Health Care
Biogen Idec, Inc.	Health Care
MasterCard, Inc., Class A	Information Technology
Las Vegas Sands, Inc.	Consumer Discretionary
Apple, Inc.	Information Technology
Visa, Inc., Class A	Information Technology
Canadian Pacific Railway Ltd.	Industrials
Schlumberger Ltd.	Energy
Union Pacific Corp.	Industrials
Facebook, Inc., Class A	Information Technology

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

46	SEMIANNUAL REPORT	2014

SCHEDULE OF INVESTMENTS

Growth (in thousands)	JUNE 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value
Aerospace & Defense – 4.4%
Boeing Co. (The)	142	$18,016
Precision Castparts Corp.	71	18,021

		36,037

Apparel Retail – 0.7%
Limited Brands, Inc.	93	5,455

Apparel, Accessories & Luxury Goods – 0.6%
Under Armour, Inc., Class A (A)	79	4,724

Application Software – 1.8%
Adobe Systems, Inc. (A)	202	14,588

Automotive Retail – 2.0%
AutoZone, Inc. (A)	18	9,438
O’Reilly Automotive, Inc. (A)	44	6,566

		16,004

Biotechnology – 11.8%
Amgen, Inc.	76	9,043
Biogen Idec, Inc. (A)	103	32,572
Celgene Corp. (A)	205	17,571
Gilead Sciences, Inc. (A)	446	36,953

		96,139

Brewers – 2.3%
Anheuser-Busch InBev S.A. ADR	166	19,103

Broadcasting – 2.4%
CBS Corp., Class B	320	19,879

Cable & Satellite – 1.8%
Comcast Corp., Class A	275	14,735

Casinos & Gaming – 6.3%
Las Vegas Sands, Inc.	418	31,821
Wynn Resorts Ltd.	94	19,448

		51,269

Construction Machinery & Heavy Trucks – 0.8%
Caterpillar, Inc.	62	6,781

Consumer Electronics – 2.2%
Harman International Industries, Inc.	169	18,199

Data Processing & Outsourced Services – 7.2%
MasterCard, Inc., Class A	440	32,319
Visa, Inc., Class A	127	26,844

		59,163

Diversified Chemicals – 1.6%
PPG Industries, Inc.	64	13,408

Electrical Components & Equipment – 0.5%
Rockwell Automation, Inc.	32	3,943

COMMON STOCKS (Continued)	Shares	Value
Footwear – 1.5%
NIKE, Inc., Class B	153	$11,873

Health Care Facilities – 1.6%
HCA Holdings, Inc. (A)	236	13,289

Home Improvement Retail – 2.4%
Home Depot, Inc. (The)	246	19,876

Hotels, Resorts & Cruise Lines – 1.2%
Hilton Worldwide Holdings, Inc. (A)	175	4,073
Starwood Hotels & Resorts Worldwide, Inc.	74	5,961

		10,034

Industrial Conglomerates – 0.8%
Danaher Corp.	79	6,243

Industrial Machinery – 4.2%
Flowserve Corp.	152	11,331
Pall Corp.	87	7,437
Pentair, Inc. (A)	210	15,110

		33,878

Internet Retail – 3.8%
Amazon.com, Inc. (A)	45	14,583
Netflix, Inc. (A)	11	4,758
priceline.com, Inc. (A)	10	11,910

		31,251

Internet Software & Services – 6.5%
Facebook, Inc., Class A (A)	311	20,954
Google, Inc., Class A (A)	22	12,898
Google, Inc., Class C (A)	22	12,691
LinkedIn Corp., Class A (A)	37	6,311

		52,854

IT Consulting & Other Services – 1.2%
Cognizant Technology Solutions Corp., Class A (A)	200	9,758

Motorcycle Manufacturers – 1.8%
Harley-Davidson, Inc.	206	14,368

Movies & Entertainment – 1.0%
Twenty-First Century Fox, Inc., Class A	225	7,905

Oil & Gas Equipment & Services – 3.0%
Schlumberger Ltd.	210	24,775

Pharmaceuticals – 4.2%
Bristol-Myers Squibb Co.	170	8,242
Johnson & Johnson	112	11,676
Shire Pharmaceuticals Group plc ADR	61	14,435

		34,353

COMMON STOCKS (Continued)	Shares	Value
Railroads – 6.8%
Canadian Pacific Railway Ltd.	140	$25,268
Kansas City Southern	77	8,311
Union Pacific Corp.	220	21,965

		55,544

Semiconductor Equipment – 2.1%
Applied Materials, Inc.	763	17,197

Semiconductors – 1.3%
Xilinx, Inc.	221	10,451

Technology Hardware, Storage & Peripherals – 3.9%
Apple, Inc.	341	31,660

Tobacco – 1.7%
Philip Morris International, Inc.	161	13,582

Wireless Telecommunication Service – 3.8%
American Tower Corp., Class A	157	14,136
Crown Castle International Corp.	136	10,129
SBA Communications Corp. (A)	65	6,670

		30,935

TOTAL COMMON STOCKS – 99.2%		$809,253
(Cost: $565,640)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 0.4%
United Technologies Corp.,
0.070%, 7-1-14 (B)	$3,629	3,629

Master Note – 0.4%
Toyota Motor Credit Corp.,
0.104%, 7-2-14 (C)	3,086	3,086

TOTAL SHORT-TERM SECURITIES – 0.8%		$6,715
(Cost: $6,715)

TOTAL INVESTMENT SECURITIES – 100.0%		$815,968
(Cost: $572,355)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(361)

NET ASSETS – 100.0%		$815,607

2014	SEMIANNUAL REPORT	47

SCHEDULE OF INVESTMENTS

Growth (in thousands)	JUNE 30, 2014 (UNAUDITED)

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at June 30, 2014.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2014. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$809,253	$—	$—
Short-Term Securities	—	6,715	—

Total	$809,253	$6,715	$—

As of June 30, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

See Accompanying Notes to Financial Statements.

48	SEMIANNUAL REPORT	2014

PORTFOLIO HIGHLIGHTS

High Income	ALL DATA IS AS OF JUNE 30, 2014 (UNAUDITED)

Asset Allocation

Bonds	96.7%
Corporate Debt Securities	74.5%
Loans	22.1%
Municipal Bonds	0.1%
Cash and Cash Equivalents and Equities	3.3%

Quality Weightings

Investment Grade	1.5%
A	0.0%
BBB	1.5%
Non-Investment Grade	95.2%
BB	18.4%
B	36.5%
CCC	40.1%
Non-rated	0.2%
Cash and Cash Equivalents and Equities	3.3%

Our preference is to always use ratings obtained from Standard & Poor’s. For securities not rated by Standard & Poor’s, ratings are obtained from Moody’s.

We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

2014	SEMIANNUAL REPORT	49

SCHEDULE OF INVESTMENTS

High Income (in thousands)	JUNE 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares		Value
Casinos & Gaming – 0.0%
New Cotai Participation Corp., Class B (A)	—	*	$55

Consumer Finance – 0.1%
JGWPT Holdings, Inc., Class A (A)	82		919

Gas Utilities – 0.0%
Suburban Propane Partners L.P.	4		163

Integrated Telecommunication Services – 0.3%
Verizon Communications, Inc.	51		2,495

Oil & Gas Storage & Transportation – 0.1%
Crestwood Midstream Partners L.P.	14		314
Inergy L.P.	33		489

			803

Railroads – 0.0%
Kansas City Southern	3		301

Renewable Electricity – 0.3%
Abengoa Yield plc (A)	75		2,837

Specialty Stores – 0.3%
Michaels Co., Inc. (The) (A)	126		2,148

Trading Companies & Distributors – 0.2%
HD Supply Holdings, Inc. (A)	60		1,703

TOTAL COMMON STOCKS – 1.3%			$11,424
(Cost: $9,802)

PREFERRED STOCKS
Consumer Finance – 0.1%
Ally Financial, Inc., 8.125%	22		601
Ally Financial, Inc., 8.500%	18		487

			1,088

Steel – 0.1%
ArcelorMittal, 6.000%, Convertible	23		509

TOTAL PREFERRED STOCKS – 0.2%			$1,597
(Cost: $1,525)

WARRANTS
Agricultural Products – 0.0%
ASG Consolidated LLC, Expires 5-15-18 (B)	1		150

TOTAL WARRANTS – 0.0%			$150
(Cost: $72)

CORPORATE DEBT SECURITIES	Principal	Value
Advertising – 0.2%
Lamar Media Corp.,
5.375%, 1-15-24 (C)	$1,376	$1,424

Aerospace & Defense – 2.3%
Silver II Borrower SCA and Silver II U.S. Holdings,
7.750%, 12-15-20 (C)	5,011	5,361
TransDigm Group, Inc.:
5.500%, 10-15-20	550	559
7.500%, 7-15-21	4,206	4,658
TransDigm, Inc.:
6.000%, 7-15-22 (C)	3,825	3,930
6.500%, 7-15-24 (C)	4,115	4,285

		18,793

Agricultural Products – 0.6%
American Seafoods Group LLC,
10.750%, 5-15-16 (C)	1,716	1,712
ASG Consolidated LLC,
15.000%, 5-15-17 (C)(D)	3,567	3,317

		5,029

Air Freight & Logistics – 0.2%
TRAC Intermodal LLC and TRAC Intermodal Corp.,
11.000%, 8-15-19	1,665	1,906

Aluminum – 0.8%
Constellium N.V.,
5.750%, 5-15-24 (C)	1,887	1,981
Wise Metals Group LLC,
8.750%, 12-15-18 (C)	1,606	1,743
Wise Metals Intermediate Holdings,
9.750%, 6-15-19 (C)(D)	2,791	2,847

		6,571

Apparel Retail – 2.0%
Bon-Ton Stores, Inc. (The),
8.000%, 6-15-21	4,274	4,072
Chinos Intermediate Holdings A, Inc.,
7.750%, 5-1-19 (C)(D)	2,586	2,592
Gymboree Corp. (The),
9.125%, 12-1-18	1,779	1,187
Hot Topic, Inc.,
9.250%, 6-15-21 (C)	1,445	1,604
HT Intermediate Holdings Corp.,
12.000%, 5-15-19 (C)(D)	391	416
Neiman Marcus Group Ltd., Inc.,
8.000%, 10-15-21 (C)	3,152	3,396
Nine West Holdings, Inc.,
8.250%, 3-15-19 (C)	4,281	4,303

		17,570

Application Software – 1.5%
ACI Worldwide, Inc.,
6.375%, 8-15-20 (C)	1,813	1,908
Epicor Software Corp.,
8.625%, 5-1-19	6,845	7,367

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Application Software (Continued)
Infor Software Parent LLC and Infor Software Parent, Inc.,
7.125%, 5-1-21 (C)(D)	$3,211	$3,283

		12,558

Auto Parts & Equipment – 1.5%
IDQ Acquisition Corp.,
14.000%, 10-1-17 (C)(D)	2,110	2,110
IDQ Holdings, Inc.,
11.500%, 4-1-17 (C)	4,021	4,433
Schaeffler Finance B.V.:
4.250%, 5-15-21 (C)	2,196	2,196
4.750%, 5-15-21 (C)	772	795
Schaeffler Holding Finance B.V.,
6.875%, 8-15-18 (C)(D)	2,903	3,059

		12,593

Automobile Manufacturers – 0.7%
General Motors Co.:
4.875%, 10-2-23 (C)	659	694
6.250%, 10-2-43 (C)	1,098	1,257
Group 1 Automotive, Inc.,
5.000%, 6-1-22 (C)	658	658
Jaguar Land Rover plc,
5.625%, 2-1-23 (C)	1,458	1,549
Navistar International Corp., 8.250%, 11-1-21	2,196	2,292

		6,450

Automotive Retail – 0.5%
Sonic Automotive, Inc.,
5.000%, 5-15-23	4,227	4,153

Biotechnology – 0.0%
Emergent BioSolutions, Inc., Convertible,
2.875%, 1-15-21 (C)	65	68

Broadcasting – 1.8%
CBS Outdoor Americas, Inc.:
5.250%, 2-15-22 (C)	500	514
5.625%, 2-15-24 (C)	500	516
Clear Channel Outdoor Holdings, Inc.:
6.500%, 11-15-22	994	1,068
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3-15-20	221	236
Clear Channel Worldwide Holdings, Inc., Series B, 7.625%, 3-15-20	1,780	1,920
Cumulus Media, Inc., 7.750%, 5-1-19	3,815	4,006
WideOpenWest Finance LLC and WideOpenWest Capital Corp.:
10.250%, 7-15-19	5,170	5,811
13.375%, 10-15-19	1,584	1,833

		15,904

50	SEMIANNUAL REPORT	2014

SCHEDULE OF INVESTMENTS

High Income (in thousands)	JUNE 30, 2014 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Building Products – 1.1%
CPG Merger Sub LLC,
8.000%, 10-1-21 (C)	$2,577	$2,712
Ply Gem Industries, Inc.,
6.500%, 2-1-22 (C)	2,211	2,134
Roofing Supply Group, LLC and Roofing Supply Finance, Inc.,
10.000%, 6-1-20 (C)	1,686	1,796
USG Corp.,
5.875%, 11-1-21 (C)	2,772	2,938

		9,580

Cable & Satellite – 3.8%
Altice S.A.:
7.250%, 5-15-22 (C)(E)	EUR256	372
7.750%, 5-15-22 (C)	$2,391	2,552
Cablevision Systems Corp.,
5.875%, 9-15-22	2,593	2,642
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.250%, 3-15-21	293	300
5.250%, 9-30-22	390	396
5.125%, 2-15-23	390	392
5.750%, 9-1-23	98	102
5.750%, 1-15-24	2,519	2,576
DISH DBS Corp.:
6.750%, 6-1-21	836	953
5.000%, 3-15-23	418	426
LYNX I Corp.,
5.375%, 4-15-21 (C)	488	512
LYNX II Corp.,
6.375%, 4-15-23 (C)	146	158
Numericable Group S.A.:
4.875%, 5-15-19 (C)	510	523
5.375%, 5-15-22 (C)(E)	EUR256	372
6.000%, 5-15-22 (C)	$1,373	1,428
5.625%, 5-15-24 (C)(E)	EUR256	375
6.250%, 5-15-24 (C)	$491	512
Sirius XM Radio, Inc.:
5.875%, 10-1-20 (C)	1,645	1,740
4.625%, 5-15-23 (C)	936	896
6.000%, 7-15-24 (C)	8,000	8,320
VTR Finance B.V.,
6.875%, 1-15-24 (C)	5,285	5,673
Wave Holdco LLC and Wave Holdco Corp.,
8.250%, 7-15-19 (C)(D)	553	568
WaveDivision Escrow LLC and WaveDivision Escrow Corp.,
8.125%, 9-1-20 (C)	673	727

		32,515

Casinos & Gaming – 1.0%
Gateway Casinos & Entertainment Ltd.,
8.500%, 11-26-20 (C)(E)	CAD1,276	1,221

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Casinos & Gaming (Continued)
MCE Finance Ltd.,
5.000%, 2-15-21 (C)	$3,074	$3,105
Pinnacle Entertainment, Inc. and PNK Finance Corp., 6.375%, 8-1-21	1,024	1,080
Wynn Macau Ltd.,
5.250%, 10-15-21 (C)	3,529	3,626

		9,032

Coal & Consumable Fuels – 0.3%
Foresight Energy LLC and Foresight Energy Finance Corp.,
7.875%, 8-15-21 (C)	2,703	2,892

Commodity Chemicals – 0.6%
Orion Engineered Carbons Holdings GmbH,
9.250%, 8-1-19 (C)(D)	4,783	4,989

Communications Equipment – 0.9%
Eagle Midco, Inc.,
9.000%, 6-15-18 (C)(D)	7,432	7,674

Construction Materials – 1.6%
Headwaters, Inc.,
7.250%, 1-15-19 (C)	910	962
Hillman Group, Inc. (The):
10.875%, 6-1-18	9,732	10,328
6.375%, 7-15-22 (C)	2,786	2,786

		14,076

Consumer Finance – 1.3%
Creditcorp,
12.000%, 7-15-18 (C)	4,228	4,439
General Motors Financial Co., Inc., 4.250%, 5-15-23	644	643
Speedy Cash Intermediate Holdings Corp.,
10.750%, 5-15-18 (C)	5,523	5,606
Speedy Group Holdings Corp.,
12.000%, 11-15-17 (C)	986	996

		11,684

Data Processing & Outsourced Services – 0.9%
Alliance Data Systems Corp.,
6.375%, 4-1-20 (C)	7,733	8,236

Distillers & Vintners – 0.3%
Constellation Brands, Inc.:
3.750%, 5-1-21	600	597
4.250%, 5-1-23	1,628	1,630

		2,227

Distributors – 0.6%
LKQ Corp., 4.750%, 5-15-23	2,250	2,219
Pinnacle Operating Corp., 9.000%, 11-15-20 (C)	3,133	3,399

		5,618

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Diversified Banks – 0.4%
Bank of America Corp.:
8.000%, 12-29-49	$1,450	$1,605
8.125%, 12-29-49	426	479
Barclays plc,
8.250%, 12-29-49	1,009	1,070

		3,154

Diversified Capital Markets – 0.8%
JLL /Delta Dutch Newco B.V.,
7.500%, 2-1-22 (C)	1,037	1,073
Patriot Merger Corp.,
9.000%, 7-15-21 (C)	5,196	5,664

		6,737

Diversified Metals & Mining – 2.2%
American Gilsonite Holding Co.,
11.500%, 9-1-17 (C)	1,905	2,057
Artsonig Pty Ltd.,
11.500%, 4-1-19 (C)(D)	1,884	1,858
Compass Minerals International, Inc.,
4.875%, 7-15-24 (C)	2,566	2,566
Crystal Merger Sub, Inc.,
7.625%, 10-15-21 (C)	489	522
FMG Resources Pty Ltd.:
8.250%, 11-1-19 (C)	7,039	7,664
6.875%, 4-1-22 (C)	3,567	3,826
Imperial Metals Corp.,
7.000%, 3-15-19 (C)	314	322

		18,815

Diversified Real Estate Activities – 0.1%
CBRE Services, Inc., 5.000%, 3-15-23	1,053	1,064

Diversified REITs – 0.1%
Rayonier A.M. Products, Inc.,
5.500%, 6-1-24 (C)	847	862

Diversified Support Services – 0.6%
Algeco Scotsman Global Finance plc:
8.500%, 10-15-18 (C)	1,500	1,594
10.750%, 10-15-19 (C)	1,821	1,876
Nexeo Solutions LLC,
8.375%, 3-1-18	2,146	2,167

		5,637

Education Services – 1.6%
Laureate Education, Inc.,
9.250%, 9-1-19 (C)	13,103	13,496

Electric Utilities – 0.3%
Alliant Holdings,
7.875%, 12-15-20 (C)	2,202	2,323

Electronic Manufacturing Services – 0.6%
KEMET Corp., 10.500%, 5-1-18	5,189	5,487

2014	SEMIANNUAL REPORT	51

SCHEDULE OF INVESTMENTS

High Income (in thousands)	JUNE 30, 2014 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Food Distributors – 3.5%
Diamond Foods, Inc.,
7.000%, 3-15-19 (C)	$1,169	$1,225
Simmons Foods, Inc.,
10.500%, 11-1-17 (C)	2,841	3,043
Sun Merger Sub, Inc.,
5.875%, 8-1-21 (C)	864	914
U.S. Foodservice, Inc.,
8.500%, 6-30-19	24,332	26,046

		31,228

Health Care Equipment – 0.1%
DJO Finance LLC and DJO Finance Corp.,
9.750%, 10-15-17	420	440

Health Care Facilities – 3.3%
Acadia Healthcare Co., Inc.,
5.125%, 7-1-22 (C)	276	277
AmSurg Corp.,
5.625%, 11-30-20	897	906
Capsugel S.A.,
7.000%, 5-15-19 (C)(D)	4,460	4,594
Catamaran Corp., 4.750%, 3-15-21	1,016	1,026
ConvaTec Finance International S.A.,
8.250%, 1-15-19 (C)(D)	2,570	2,628
DaVita HealthCare Partners, Inc., 5.125%, 7-15-24	1,663	1,673
FWCT-2 Escrow Corp.,
6.875%, 2-1-22 (C)	1,752	1,857
HCA, Inc. (GTD by HCA Holdings, Inc.), 5.000%, 3-15-24	1,305	1,323
MPH Acquisition Holdings LLC,
6.625%, 4-1-22 (C)	1,451	1,520
Tenet Healthcare Corp.:
5.000%, 3-1-19 (C)	277	281
6.750%, 2-1-20	1,408	1,529
6.000%, 10-1-20	1,928	2,092
8.125%, 4-1-22	4,821	5,580
6.875%, 11-15-31	3,993	3,863

		29,149

Health Care Services – 1.5%
Envision Healthcare Corp.,
5.125%, 7-1-22 (C)	830	837
MedImpact Holdings, Inc.,
10.500%, 2-1-18 (C)	6,790	7,367
Truven Health Analytics, 10.625%, 6-1-20	4,000	4,390

		12,594

Health Care Supplies – 0.5%
Alere, Inc., 6.500%, 6-15-20	693	728
Ortho-Clinical Diagnostics,
6.625%, 5-15-22 (C)	3,612	3,585

		4,313

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Home Furnishings – 0.5%
Empire Today LLC and Empire Today Finance Corp.,
11.375%, 2-1-17 (C)	$4,026	$4,147

Hotels, Resorts & Cruise Lines – 1.0%
Hilton Worldwide Finance LLC,
5.625%, 10-15-21 (C)	6,568	6,979
Ryman Hospitality Properties, Inc., 5.000%, 4-15-21	1,898	1,893

		8,872

Industrial Conglomerates – 0.3%
WESCO Distribution, Inc.,
5.375%, 12-15-21 (C)	2,424	2,479

Industrial Machinery – 0.1%
Dynacast International LLC and Dynacast Finance, Inc., 9.250%, 7-15-19	941	1,035

Integrated Telecommunication Services – 0.1%
BCP (Singapore) VI Cayman Financing Co. Ltd.,
8.000%, 4-15-21 (C)	629	643
Windstream Corp., 7.750%, 10-15-20	383	415

		1,058

Internet Software & Services – 0.4%
IAC/InterActiveCorp., 4.750%, 12-15-22	743	731
J2 Global, Inc., 8.000%, 8-1-20	1,502	1,626
VeriSign, Inc., 4.625%, 5-1-23	760	751

		3,108

Investment Banking & Brokerage – 0.2%
GFI Group, Inc.,
9.625%, 7-19-18 (F)	1,735	1,882

IT Consulting & Other Services – 0.5%
Akamai Technologies, Inc., Convertible,
0.000%, 2-15-19 (C)(G)	151	154
iGATE Corp.,
4.750%, 4-15-19 (C)	3,045	3,098
SRA International, Inc. and Sterling Merger, Inc., 11.000%, 10-1-19	1,089	1,168

		4,420

Leisure Facilities – 0.6%
Palace Entertainment Holdings LLC,
8.875%, 4-15-17 (C)	1,742	1,807

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Leisure Facilities (Continued)
Regal Entertainment Group,
5.750%, 2-1-25	$3,505	$3,549

		5,356

Metal & Glass Containers – 2.0%
Ardagh Finance Holdings,
8.625%, 6-15-19 (C)(D)	3,370	3,471
Ardagh Packaging Finance plc and Ardagh Holdings USA, Inc.,
6.000%, 6-30-21 (C)	275	275
BlueScope Steel (Finance) Ltd. and BlueScope Steel Finance (USA) LLC,
7.125%, 5-1-18 (C)	2,746	2,949
BOE Intermediate Holding Corp.,
9.000%, 11-1-17 (C)(D)	1,934	2,028
BOE Merger Corp.,
9.500%, 11-1-17 (C)(D)	1,609	1,695
Consolidated Container Co. LLC and Consolidated Container Capital, Inc.,
10.125%, 7-15-20 (C)	3,672	3,691
Signode Industrial Group,
6.375%, 5-1-22 (C)	3,371	3,413

		17,522

Movies & Entertainment – 0.2%
AMC Entertainment, Inc.,
5.875%, 2-15-22	759	789
WMG Acquisition Corp.:
5.625%, 4-15-22 (C)	251	253
6.750%, 4-15-22 (C)	754	754

		1,796

Oil & Gas Drilling – 0.2%
KCA DEUTAG UK Finance plc,
7.250%, 5-15-21 (C)	1,981	2,050

Oil & Gas Equipment & Services – 1.0%
Brand Energy & Infrastructure Services,
8.500%, 12-1-21 (C)	3,385	3,613
SESI LLC,
7.125%, 12-15-21	4,504	5,079

		8,692

Oil & Gas Exploration & Production – 1.2%
Athlon Holdings L.P. and Athlon Finance Corp.,
6.000%, 5-1-22 (C)	356	368
Chesapeake Energy Corp.:
3.479%, 4-15-19 (F)	1,270	1,284
4.875%, 4-15-22	1,778	1,841
5.750%, 3-15-23	1,506	1,673
Chesapeake Oilfield Operating, LLC,
6.500%, 7-15-22 (C)	664	681
Sabine Pass Liquefaction LLC:
5.625%, 2-1-21 (F)	1,010	1,068
5.625%, 4-15-23	359	374

52	SEMIANNUAL REPORT	2014

SCHEDULE OF INVESTMENTS

High Income (in thousands)	JUNE 30, 2014 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Oil & Gas Exploration & Production (Continued)
Whiting Petroleum Corp.:
5.000%, 3-15-19	$1,201	$1,264
5.750%, 3-15-21	1,569	1,718

		10,271

Oil & Gas Refining & Marketing – 2.0%
Offshore Drilling Holding S.A.,
8.375%, 9-20-20 (C)	5,070	5,615
Offshore Group Investment Ltd.:
7.500%, 11-1-19	3,850	4,071
7.125%, 4-1-23	1,858	1,891
Samson Investment Co.,
10.750%, 2-15-20 (C)(F)	1,964	2,070
Shelf Drilling Holdings Ltd.,
8.625%, 11-1-18 (C)	2,827	3,025

		16,672

Oil & Gas Storage & Transportation – 0.6%
Energy XXI Gulf Coast, Inc.:
7.750%, 6-15-19	2,500	2,675
6.875%, 3-15-24 (C)	1,203	1,227
Williams Co., Inc. (The),
4.550%, 6-24-24	1,254	1,266

		5,168

Other Diversified Financial Services – 4.7%
AAF Holdings LLC and AAF Finance Co.,
12.000%, 7-1-19 (C)(D)	1,657	1,700
Abengoa Finance SAU,
7.750%, 2-1-20 (C)	3,849	4,287
Greektown Holdings LLC and Greektown Mothership Corp., 8.875%, 3-15-19 (C)	3,033	3,094
Icahn Enterprises L.P. and Icahn Enterprises Finance Corp.:
3.500%, 3-15-17	617	624
4.875%, 3-15-19	2,499	2,574
6.000%, 8-1-20	2,499	2,680
5.875%, 2-1-22	1,503	1,574
Michaels FinCo Holdings LLC,
7.500%, 8-1-18 (C)(D)	4,348	4,440
NCR Escrow Corp.:
5.875%, 12-15-21 (C)	1,759	1,856
6.375%, 12-15-23 (C)	1,656	1,797
New Cotai LLC and New Cotai Capital Corp.,
10.625%, 5-1-19 (C)(D)	7,554	8,687
PC Nextco Holdings LLC and PC Nextco Finance, Inc.,
8.750%, 8-15-19 (C)(D)	1,492	1,524
TransUnion LLC and TransUnion Financing Corp.,
9.625%, 6-15-18 (D)	5,430	5,718

		40,555

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Packaged Foods & Meats – 0.7%
Bumble Bee Foods LLC,
9.625%, 3-15-18 (C)(D)	$2,175	$2,278
JBS USA LLC and JBS USA Finance, Inc.,
5.875%, 7-15-24 (C)	3,882	3,873

		6,151

Paper Packaging – 1.0%
Beverage Packaging Holdings II Issuer, Inc. and Beverage Packaging Holdings (Luxembourg) II S.A.:
5.625%, 12-15-16 (C)	1,819	1,864
6.000%, 6-15-17 (C)	790	810
Exopack Holdings S.A.,
7.875%, 11-1-19 (C)	610	653
Reynolds Group Holdings Ltd.:
9.000%, 4-15-19	1,953	2,068
9.875%, 8-15-19	2,500	2,771
8.250%, 2-15-21 (F)	280	305

		8,471

Personal Products – 0.2%
Elizabeth Arden, Inc., 7.375%, 3-15-21	1,875	1,988

Pharmaceuticals – 0.3%
Grifols Worldwide Operations Ltd., 5.250%, 4-1-22 (C)	525	545
Salix Pharmaceuticals Ltd.,
6.000%, 1-15-21 (C)	2,252	2,415

		2,960

Precious Metals & Minerals – 0.2%
Prince Mineral Holding Corp.,
11.500%, 12-15-19 (C)	1,792	2,020

Property & Casualty Insurance – 0.6%
Onex USI Acquisition Corp.,
7.750%, 1-15-21 (C)	5,188	5,305

Railroads – 0.4%
Florida East Coast Holdings Corp. and Florida East Coast Industries LLC:
6.750%, 5-1-19 (C)	2,449	2,587
9.750%, 5-1-20 (C)	1,017	1,074

		3,661

Real Estate Services – 0.5%
Stearns Holdings, Inc.,
9.375%, 8-15-20 (C)	4,038	4,230

Semiconductor Equipment – 0.0%
Photronics, Inc., Convertible, 3.250%, 4-1-16	170	183

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Semiconductors – 0.3%
Canadian Solar, Inc., Convertible,
4.250%, 2-15-19 (C)	$101	$104
Micron Technology, Inc.,
5.875%, 2-15-22 (C)	2,517	2,699

		2,803

Specialized Consumer Services – 3.0%
Ancestry.com Holdings LLC,
9.625%, 10-15-18 (C)(D)	1,224	1,265
B-Corp Merger Sub, Inc.,
8.250%, 6-1-19	6,528	6,740
Carlson Travel Holdings,
7.500%, 8-15-19 (C)(D)	1,390	1,418
Carlson Wagonlit B.V.:
6.875%, 6-15-19 (C)	3,243	3,486
7.500%, 6-15-19 (C)(E)	EUR1,787	2,665
Emdeon, Inc.,
11.000%, 12-31-19	$1,204	1,385
Lansing Trade Group,
9.250%, 2-15-19 (C)	1,834	1,797
Nielsen Finance,
5.500%, 10-1-21 (C)	2,871	2,964
Nielsen Finance LLC and Nielsen Finance Co.,
5.000%, 4-15-22 (C)	4,385	4,418

		26,138

Specialized Finance – 1.9%
Consolidated Communications Finance Co.,
10.875%, 6-1-20	1,710	1,996
Flexi-Van Leasing, Inc.,
7.875%, 8-15-18 (C)	1,881	2,032
International Lease Finance Corp.:
5.875%, 4-1-19	815	897
4.625%, 4-15-21	286	295
5.875%, 8-15-22	1,234	1,348
TMX Finance LLC and TitleMax Finance Corp.,
8.500%, 9-15-18 (C)	7,571	8,026
Westmoreland Escrow Corp.,
10.750%, 2-1-18 (C)	1,403	1,506

		16,100

Specialized REITs – 1.0%
Aircastle Ltd.,
5.125%, 3-15-21	2,728	2,823
CNL Lifestyles Properties, Inc.,
7.250%, 4-15-19	5,171	5,436

		8,259

2014	SEMIANNUAL REPORT	53

SCHEDULE OF INVESTMENTS

High Income (in thousands)	JUNE 30, 2014 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Specialty Stores – 3.5%
Academy Ltd. and Academy Finance Corp.,
9.250%, 8-1-19 (C)	$357	$383
Central Garden & Pet Co.,
8.250%, 3-1-18	977	1,014
Jo-Ann Stores Holdings, Inc.,
9.750%, 10-15-19 (C)(D)	11,527	11,787
Jo-Ann Stores, Inc., 8.125%, 3-15-19 (C)	205	210
Michaels Stores, Inc.,
5.875%, 12-15-20 (C)	442	452
New Academy Finance Co. LLC,
8.000%, 6-15-18 (C)(D)	10,461	10,683
PETCO Holdings, Inc., 8.500%, 10-15-17 (C)(D)	1,891	1,938
Spencer Spirit Holdings, Inc.,
9.000%, 5-1-18 (C)(D)	3,436	3,521

		29,988

Technology Distributors – 0.7%
Sophia L.P. and Sophia Finance, Inc.:
9.625%, 12-1-18 (C)(D)	2,694	2,802
9.750%, 1-15-19 (C)	3,206	3,526

		6,328

Textiles – 0.2%
Quiksilver, Inc. and QS Wholesale, Inc.:
7.875%, 8-1-18 (C)	546	554
10.000%, 8-1-20	907	912

		1,466

Thrifts & Mortgage Finance – 0.5%
Provident Funding Associates L.P. and PFG Finance Corp.,
6.750%, 6-15-21 (C)	4,573	4,630

Tobacco – 0.3%
Prestige Brands, Inc.,
5.375%, 12-15-21 (C)	2,358	2,405

Trading Companies & Distributors – 0.8%
HD Supply, Inc.:
7.500%, 7-15-20	2,072	2,264
11.500%, 7-15-20	4,116	4,929

		7,193

Wireless Telecommunication Service – 2.7%
Crown Castle International Corp.,
4.875%, 4-15-22	603	623
Digicel Group Ltd.,
8.250%, 9-30-20 (C)	2,313	2,522
DigitalGlobe, Inc.,
5.250%, 2-1-21	2,117	2,096

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Wireless Telecommunication Service (Continued)
Sprint Corp.:
7.250%, 9-15-21 (C)	$2,137	$2,356
7.875%, 9-15-23 (C)	2,137	2,377
7.125%, 6-15-24 (C)	7,811	8,281
Telecom Italia S.p.A.,
5.303%, 5-30-24 (C)	1,374	1,379
T-Mobile USA, Inc.:
6.542%, 4-28-20	980	1,058
6.633%, 4-28-21	492	533
6.125%, 1-15-22	791	839
6.731%, 4-28-22	196	211
6.836%, 4-28-23	196	213
6.500%, 1-15-24	1,091	1,166

		23,654

TOTAL CORPORATE DEBT SECURITIES – 74.5%		$645,857
(Cost: $626,144)

MUNICIPAL BONDS
Puerto Rico – 0.1%
Cmnwlth of PR, GO Bonds of 2014, Ser A, 8.000%, 7-1-35	1,470	1,296

TOTAL MUNICIPAL BONDS – 0.1%		$1,296
(Cost: $1,367)

LOANS

Air Freight & Logistics – 0.1%
DAE Aviation Holdings, Inc.,
7.750%, 7-29-19 (F)	1,016	1,031

Apparel Retail – 1.8%
Gymboree Corp. (The),
5.000%, 2-23-18 (F)	509	435
Hoffmaster Group, Inc.:
5.250%, 5-6-20 (F)	1,094	1,093
10.000%, 5-6-21 (F)	2,188	2,188
Lands’ End, Inc.,
4.250%, 3-14-21 (F)	1,473	1,471
Nine West Holdings, Inc.,
6.250%, 12-5-20 (F)	3,065	3,069
Talbots, Inc. (The):
4.750%, 3-17-20 (F)	1,298	1,285
8.250%, 3-17-21 (F)	1,561	1,538
True Religion Apparel, Inc.:
5.875%, 7-29-19 (F)	2,172	2,035
5.875%, 7-30-19 (F)	2,194	2,056
11.000%, 1-30-20 (F)	1,339	1,272

		16,442

Application Software – 2.3%
Applied Systems, Inc.,
7.500%, 1-15-22 (F)	2,311	2,353
Aptean Holdings, Inc.:
5.250%, 2-6-20 (F)	1,530	1,536
8.500%, 2-21-21 (F)	1,022	1,033

LOANS (Continued)	Principal	Value
Application Software (Continued)
Misys plc and Magic Newco LLC,
12.000%, 6-12-19 (F)	$13,154	$15,039

		19,961

Auto Parts & Equipment – 0.1%
Direct ChassisLink, Inc.,
8.250%, 11-7-19 (F)	1,222	1,229

Building Products – 1.3%
Continental Building Products LLC,
4.250%, 8-28-20 (F)	2,626	2,624
GYP Holdings III Corp.:
4.750%, 3-27-21 (F)	2,121	2,110
7.750%, 3-27-22 (F)	3,358	3,388
Hampton Rubber Co. & SEI Holding Corp.,
9.000%, 3-24-22 (F)	2,678	2,682

		10,804

Casinos & Gaming – 0.2%
Centaur Acquisition LLC,
8.750%, 2-20-20 (F)	675	685
Gateway Casinos & Entertainment Ltd.:
6.250%, 11-4-19 (E)(F)	CAD2	2
5.598%, 11-26-19 (E)(F)	968	907

		1,594

Commodity Chemicals – 0.1%
Kronos Worldwide, Inc.,
4.750%, 1-31-20 (F)	$503	507

Construction Materials – 0.3%
U.S. LBM Holdings LLC:
0.000%, 4-25-20 (F)	764	756
7.250%, 4-25-20 (F)	2,285	2,263

		3,019

Data Processing & Outsourced Services – 0.4%
Sedgwick Claims Management Services, Inc.,
6.750%, 1-27-22 (F)	3,395	3,386

Diversified Chemicals – 0.0%
Al Chem & Cy S.C.A., 8.250%, 4-3-20 (F)	354	363

Diversified Support Services – 1.1%
Advantage Sales & Marketing, Inc., 8.250%, 6-18-18 (F)	4,890	4,891
Omnitracs, Inc.:
4.750%, 10-29-20 (F)	701	706
8.750%, 4-29-21 (F)	470	475
Sprint Industrial Holdings LLC:
7.000%, 5-14-19 (F)	2,170	2,176
11.250%, 5-14-19 (F)	1,222	1,228

		9,476

54	SEMIANNUAL REPORT	2014

SCHEDULE OF INVESTMENTS

High Income (in thousands)	JUNE 30, 2014 (UNAUDITED)

LOANS (Continued)	Principal	Value
Environmental & Facilities Services – 0.2%
Brickman Group Ltd. (The):
4.000%, 12-11-20 (F)	$1,533	$1,517
7.500%, 12-11-21 (F)	513	521

		2,038

Fertilizers & Agricultural Chemicals – 0.1%
Verdesian Life Sciences LLC,
0.000%, 6-25-20 (F)	556	556

Food Distributors – 0.2%
Performance Food Group, Inc.,
6.250%, 11-14-19 (F)	1,697	1,713

Food Retail – 0.3%
Focus Brands, Inc.,
10.250%, 8-21-18 (F)	2,837	2,876

General Merchandise Stores – 1.0%
BJ’s Wholesale Club, Inc.:
4.500%, 9-26-19 (F)	2,014	2,015
8.500%, 3-31-20 (F)	2,817	2,882
Orchard Acquisition Co. LLC,
7.000%, 2-8-19 (F)	4,020	4,015

		8,912

Health Care Facilities – 0.2%
MPH Acquisition Holdings LLC,
4.000%, 3-21-21 (F)	612	610
Surgery Center Holdings, Inc.,
9.750%, 4-11-20 (F)	1,144	1,161

		1,771

Health Care Services – 0.5%
Accellent, Inc.,
7.500%, 2-21-22 (F)	1,414	1,402
Ikaria, Inc.:
5.000%, 2-4-21 (F)	1,627	1,636
8.750%, 2-4-22 (F)	1,525	1,551

		4,589

Health Care Supplies – 0.5%
Sage Products Holdings III LLC,
9.250%, 6-13-20 (F)	3,952	4,022

Health Care Technology – 0.6%
Carestream Health, Inc.,
9.500%, 12-7-19 (F)	3,447	3,515
Vitera Healthcare Solutions LLC:
6.000%, 11-4-20 (F)	1,269	1,267
9.250%, 11-4-21 (F)	765	768

		5,550

Hotels, Resorts & Cruise Lines – 0.8%
ESH Hospitality, Inc.,
0.000%, 5-27-19 (F)	1,108	1,117
Four Seasons Hotels Ltd.,
6.250%, 12-27-20 (F)	3,071	3,117

LOANS (Continued)	Principal	Value
Hotels, Resorts & Cruise Lines (Continued)
Hilton Worldwide Finance LLC:
3.500%, 9-23-20 (F)	$67	$67
3.500%, 10-15-20 (F)	2,413	2,407

		6,708

Housewares & Specialties – 0.5%
KIK Custom Products, Inc.:
5.500%, 5-17-19 (F)	2,443	2,450
9.500%, 11-17-19 (F)	2,105	2,129

		4,579

Independent Power Producers & Energy Traders – 0.6%
Alinta Energy Finance PTY Ltd.:
0.000%, 8-13-19 (F)	135	137
6.375%, 8-13-19 (F)	2,048	2,079
Texas Competitive Electric Holdings Co. LLC:
4.737%, 10-10-17 (F)(H)	3,291	2,689

		4,905

Industrial Conglomerates – 0.4%
Crosby Worldwide Ltd.:
3.196%, 11-22-20 (F)	601	600
7.000%, 11-22-21 (F)	2,768	2,773

		3,373

Industrial Machinery – 0.5%
Capital Safety North America Holdings, Inc.:
4.000%, 3-26-21 (F)	837	832
6.500%, 3-26-22 (F)	2,758	2,766
Husky Injection Moldings Systems Ltd.,
0.000%, 6-10-22 (F)	557	559

		4,157

Internet Software & Services – 0.7%
TravelCLICK, Inc. & TCH-2 Holdings LLC:
5.500%, 5-8-21 (F)	2,832	2,831
8.750%, 11-8-21 (F)	2,827	2,785
W3 Co.,
9.250%, 9-1-20 (F)	892	892

		6,508

Investment Banking & Brokerage – 0.2%
Bats Global Markets, Inc.,
5.000%, 1-7-20 (F)	1,844	1,824

IT Consulting & Other Services – 1.0%
Active Network, Inc. (The):
5.500%, 11-15-20 (F)	2,039	2,027
9.500%, 11-15-21 (F)	2,583	2,583
Triple Point Group Holdings, Inc.:
5.250%, 7-13-20 (F)	3,109	2,772
9.250%, 7-13-21 (F)	1,587	1,401

		8,783

LOANS (Continued)	Principal	Value
Leisure Facilities – 0.3%
Northfield Park Associates LLC,
9.000%, 12-10-18 (F)	$2,383	$2,422

Life Sciences Tools & Services – 0.4%
Atrium Innovations, Inc.:
4.250%, 1-29-21 (F)	405	401
7.750%, 7-29-21 (F)	2,893	2,890

		3,291

Metal & Glass Containers – 0.3%
Consolidated Container Co. LLC,
9.750%, 1-3-20 (F)	830	818
Evergreen Tank Solution, Inc.,
9.500%, 9-28-18 (F)	2,151	2,150

		2,968

Movies & Entertainment – 0.9%
Formula One Holdings Ltd. and Alpha Topco Ltd.,
9.250%, 10-16-19 (F)	5,642	5,873
Metro-Goldwyn-Mayer, Inc.,
0.000%, 6-4-20 (F)	417	422
Yonkers Racing Corp.,
8.750%, 8-20-20 (F)	1,324	1,298

		7,593

Oil & Gas Drilling – 0.3%
KCA Deutag Alpha Ltd.,
6.250%, 5-13-20 (F)	2,466	2,454

Oil & Gas Exploration & Production – 0.1%
Sabine Oil & Gas LLC,
8.750%, 12-31-18 (F)	843	859

Oil & Gas Refining & Marketing – 1.3%
Fieldwood Energy LLC,
8.375%, 9-30-20 (F)	5,901	6,081
Samson Investment Co.,
5.000%, 9-25-18 (F)	1,116	1,114
Shelf Drilling Midco Ltd., 10.000%, 10-8-18 (D)(F)	4,713	4,807

		12,002

Oil & Gas Storage & Transportation – 0.3%
Bowie Resources Holdings LLC:
6.750%, 8-12-20 (F)	1,058	1,068
11.750%, 2-16-21 (F)	1,099	1,121

		2,189

Other Diversified Financial Services – 0.5%
World Endurance Holdings, Inc.,
0.000%, 6-24-21 (F)	833	835
WP Mustang Holdings LLC:
5.500%, 5-29-21 (F)	1,713	1,728
8.500%, 5-29-22 (F)	1,713	1,706

		4,269

2014	SEMIANNUAL REPORT	55

SCHEDULE OF INVESTMENTS

High Income (in thousands)	JUNE 30, 2014 (UNAUDITED)

LOANS (Continued)	Principal	Value
Packaged Foods & Meats – 0.2%
Shearer’s Foods LLC,
0.000%, 6-19-22 (F)	$1,386	$1,396

Paper Packaging – 0.4%
FPC Holdings, Inc.,
9.250%, 5-27-20 (F)	1,740	1,705
Ranpak Corp.,
8.500%, 4-10-20 (F)	1,358	1,383

		3,088

Pharmaceuticals – 0.2%
Patheon, Inc.,
4.250%, 1-23-21 (F)	1,560	1,546

Research & Consulting Services – 0.4%
AlixPartners LLP,
9.000%, 7-2-21 (D)(F)	182	185
Larchmont Resources LLC,
8.250%, 8-7-19 (F)	3,186	3,241

		3,426

LOANS (Continued)	Principal	Value
Restaurants – 0.3%
TGI Friday’s, Inc.:
0.000%, 6-20-20 (F)	$694	$694
0.000%, 6-20-21 (F)	1,971	1,964

		2,658

Specialty Chemicals – 0.2%
Chromaflo Technologies Corp.,
8.250%, 6-2-20 (F)	1,394	1,404

TOTAL LOANS – 22.1%		$192,241
(Cost: $190,035)

SHORT-TERM SECURITIES
Commercial Paper – 1.7%
DTE Energy Co. (GTD by Detroit Edison Co.), 0.180%, 7-2-14 (I)	10,000	10,000

SHORT-TERM SECURITIES (Continued)	Principal	Value
Commercial Paper (Continued)
Kellogg Co.,
0.150%, 7-17-14 (I)	$4,000	$4,000
United Technologies Corp.,
0.070%, 7-1-14 (I)	538	538

		14,538

TOTAL SHORT-TERM SECURITIES – 1.7%		$14,538
(Cost: $14,538)

TOTAL INVESTMENT SECURITIES – 99.9%		$867,103
(Cost: $843,483)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		1,228

NET ASSETS – 100.0%		$868,331

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(C)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the total value of these securities amounted to $423,731 or 48.8% of net assets.

(D)	Payment-in-kind bonds.

(E)	Principal amounts are denominated in the indicated foreign currency, where applicable (CAD – Canadian Dollar and EUR – Euro).

(F)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014.

(G)	Zero coupon bond.

(H)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(I)	Rate shown is the yield to maturity at June 30, 2014.

The following forward foreign currency contracts were outstanding at June 30, 2014:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	Morgan Stanley International	2,847	7-29-14	$—	$14

56	SEMIANNUAL REPORT	2014

SCHEDULE OF INVESTMENTS

High Income (in thousands)	JUNE 30, 2014 (UNAUDITED)

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2014. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$11,369	$—	$55
Preferred Stocks	1,088	509	—
Warrants	—	—	150
Corporate Debt Securities	—	613,214	32,643
Municipal Bonds	—	1,296	—
Loans	—	148,724	43,517
Short-Term Securities	—	14,538	—

Total	$12,457	$778,281	$76,365

Liabilities
Forward Foreign Currency Contracts	$—	$14	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Warrants	Corporate Debt Securities	Loans
Beginning Balance 1-1-14	$49	$150	$15,286	$40,917
Net realized gain (loss)	—	—	— *	15
Net change in unrealized appreciation (depreciation)	6	—	1,332	236
Purchases	—	—	5,582	17,383
Sales	—	—	(98)	(2,289)
Amortization/Accretion of premium/discount	—	—	(55)	10
Transfers into Level 3 during the period	—	—	20,036	1,767
Transfers out of Level 3 during the period	—	—	(9,440)	(14,522)
Ending Balance 6-30-14	$55	$150	$32,643	$43,517
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 6-30-14	$6	$—	$1,332	$157

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period. During the period ended June 30, 2014, securities totaling $583 were transferred from Level 1 to Level 2 due to the lack of observable market data due to decreased market activity or information for these securities.

Information about Level 3 fair value measurements:

	Fair Value at 6-30-14	Valuation Technique(s)	Unobservable Input(s)
Assets
Common Stocks	$55	Broker	Broker quotes
Warrants	150	Broker	Broker quotes
Corporate Debt Securities	32,643	Third-party valuation service	Broker quotes
Loans	43,517	Third-party valuation service	Broker quotes

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trusts

See Accompanying Notes to Financial Statements.

2014	SEMIANNUAL REPORT	57

PORTFOLIO HIGHLIGHTS

International Core Equity	ALL DATA IS AS OF JUNE 30, 2014 (UNAUDITED)

Asset Allocation

Stocks	95.6%
Financials	17.9%
Consumer Discretionary	14.9%
Health Care	14.0%
Consumer Staples	12.1%
Energy	10.4%
Information Technology	10.1%
Industrials	7.3%
Telecommunication Services	4.7%
Materials	3.0%
Utilities	1.2%
Cash and Cash Equivalents	4.4%

Country Weightings

Europe	52.8%
United Kingdom	23.0%
France	11.0%
Germany	6.4%
Other Europe	12.4%
Pacific Basin	32.4%
Japan	16.8%
China	6.0%
Australia	3.9%
Other Pacific Basin	5.7%
North America	4.6%
South America	3.7%
Brazil	3.7%
Other	2.1%
Cash and Cash Equivalents	4.4%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Shire plc	United Kingdom	Health Care	Pharmaceuticals
Total S.A.	France	Energy	Integrated Oil & Gas
Teva Pharmaceutical Industries Ltd. ADR	Israel	Health Care	Pharmaceuticals
Royal Dutch Shell plc, Class A	United Kingdom	Energy	Integrated Oil & Gas
Nestle S.A., Registered Shares	Switzerland	Consumer Staples	Packaged Foods & Meats
Cheung Kong (Holdings) Ltd.	Hong Kong	Financials	Real Estate Development
Bayer AG	Germany	Health Care	Pharmaceuticals
Yahoo!, Inc.	United States	Information Technology	Internet Software & Services
Hypermarcas S.A.	Brazil	Consumer Staples	Personal Products
Daimler AG	Germany	Consumer Discretionary	Automobile Manufacturers

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

58	SEMIANNUAL REPORT	2014

SCHEDULE OF INVESTMENTS

International Core Equity (in thousands)	JUNE 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia – 3.9%
Amcor Ltd.	968	$9,516
Coca-Cola Amatil Ltd.	1,017	9,069
Stockland Corp. Ltd.	2,540	9,292

		27,877

Brazil – 3.7%
Embraer-Empresa Brasileira de Aeronautica S.A.	149	5,420
Hypermarcas S.A. (A)	1,459	12,624
TIM Participacoes S.A.	1,322	7,689
TIM Participacoes S.A. ADR	14	417

		26,150

China – 6.0%
Baidu.com, Inc. ADR (A)	43	8,106
China Construction Bank Corp.	10,708	8,096
China Unicom Ltd.	5,194	8,029
JD.com, Inc. ADR (A)	240	6,844
Kweichow Moutai Co. Ltd., Class A	229	5,242
Ping An Insurance (Group) Co. of China Ltd., A Shares	942	5,971

		42,288

Denmark – 1.3%
TDC A/S	920	9,517

France – 11.0%
Bouygues S.A.	229	9,532
Cap Gemini S.A.	107	7,642
European Aeronautic Defence and Space Co.	52	3,491
Gaz de France	311	8,562
L Air Liquide S.A.	56	7,496
Remy Cointreau S.A.	69	6,305
Sanofi-Aventis	109	11,582
Total S.A.	324	23,404

		78,014

Germany – 5.0%
Bayer AG	98	13,819
Daimler AG	135	12,599
Fresenius SE & Co. KGaA	58	8,682

		35,100

Hong Kong – 2.5%
Cheung Kong (Holdings) Ltd.	788	13,980
SJM Holdings Ltd.	1,612	4,039

		18,019

Israel – 2.1%
Teva Pharmaceutical Industries Ltd. ADR	283	14,842

Japan – 16.8%
Bridgestone Corp.	256	8,944
FamilyMart Co. Ltd.	184	7,920
Inpex Corp.	716	10,889
Isuzu Motors Ltd.	1,370	9,061

COMMON STOCKS (Continued)	Shares	Value
Japan (Continued)
Komatsu Ltd.	349	$8,110
Millea Holdings, Inc.	378	12,417
Mitsubishi Corp.	427	8,881
Mitsubishi Heavy Industries, Ltd.	1,245	7,767
Nissin Kogyo Co. Ltd.	397	7,875
Seiko Epson Corp.	119	5,054
Softbank Corp.	117	8,689
Sumitomo Mitsui Trust Holdings, Inc.	2,599	11,878
Tokyo Electron Ltd.	168	11,363

		118,848

Luxembourg – 1.4%
Acergy S.A.	513	9,563

Mexico – 1.3%
Grupo Financiero Banorte S.A.B. de C.V.	1,314	9,398

Netherlands – 2.2%
ASML Holding N.V., Ordinary Shares	85	7,909
ING Groep N.V., Certicaaten Van Aandelen (A)	528	7,411

		15,320

Singapore – 1.1%
United Overseas Bank Ltd.	443	8,001

South Korea – 2.1%
Hyundai Mobis	27	7,509
Samsung Electronics Co. Ltd.	5	7,147

		14,656

Spain – 2.7%
CaixaBank S.A.	1,563	9,647
Gestevision Telecinco S.A.	804	9,374

		19,021

Sweden – 1.8%
Investor AB, B Shares	241	9,043
Svenska Cellulosa Aktiebolaget SCA (publ), Class B	154	4,005

		13,048

Switzerland – 3.0%
Credit Suisse Group AG, Registered Shares	255	7,289
Nestle S.A., Registered Shares	182	14,093

		21,382

United Kingdom – 23.0%
AstraZeneca plc ADR	111	8,241
BP plc	875	7,710
British Sky Broadcasting Group plc	622	9,619

COMMON STOCKS (Continued)	Shares	Value
United Kingdom (Continued)
Burberry Group plc	342	$8,670
GlaxoSmithKline plc	349	9,341
Legal & General Group plc	2,011	7,758
Petrofac Ltd.	347	7,147
Prudential plc	354	8,119
Reckitt Benckiser Group plc	95	8,327
Rolls-Royce Group plc	445	8,139
Royal Dutch Shell plc, Class A	354	14,655
SABMiller plc	206	11,923
Shire plc	416	32,533
Unilever plc	217	9,861
WPP Group plc	448	9,757

		161,800

United States – 3.3%
Cognizant Technology Solutions Corp., Class A (A)	205	10,037
Yahoo!, Inc. (A)	382	13,426

		23,463

TOTAL COMMON STOCKS – 94.2%		$666,307
(Cost: $568,297)

PREFERRED STOCKS
Germany – 1.4%
Volkswagen AG:
2.260%	10	2,705
2.260% (B)	27	7,030

		9,735

TOTAL PREFERRED STOCKS – 1.4%		$9,735
(Cost: $9,695)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 4.4%
Chevron Corp.,
0.090%, 8-11-14 (C)	$10,000	9,999
Diageo Capital plc (GTD by Diageo plc),
0.250%, 7-2-14 (C)	3,000	3,000
United Technologies Corp.,
0.070%, 7-1-14 (C)	14,973	14,973
USAA Capital Corp.,
0.060%, 7-1-14 (C)	3,000	3,000

		30,972

2014	SEMIANNUAL REPORT	59

SCHEDULE OF INVESTMENTS

International Core Equity (in thousands)	JUNE 30, 2014 (UNAUDITED)

SHORT-TERM SECURITIES (Continued)	Principal	Value
Master Note- 0.5%
Toyota Motor Credit Corp.,
0.104%, 7-2-14 (D)	$3,564	$3,564

TOTAL SHORT-TERM SECURITIES – 4.9%		$34,536
(Cost: $34,536)

TOTAL INVESTMENT SECURITIES – 100.5%		$710,578
(Cost: $612,528)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.5%)		(3,207)

NET ASSETS – 100.0%		$707,371

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the total value of these securities amounted to $7,030 or 1.0% of net assets.

(C)	Rate shown is the yield to maturity at June 30, 2014.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014. Date shown represents the date the variable rate resets.

The following forward foreign currency contracts were outstanding at June 30, 2014:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Euro	Barclays Capital, Inc.	37,300	7-29-14	$—	$218

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2014. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$666,307	$—	$—
Preferred Stocks	9,735	—	—
Short-Term Securities	—	34,536	—

Total	$676,042	$34,536	$—

Liabilities
Forward Foreign Currency Contracts	$—	$218	$—

As of June 30, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

Market Sector Diversification

(as a % of net assets)
Financials	17.9%
Consumer Discretionary	14.9%
Health Care	14.0%
Consumer Staples	12.1%
Energy	10.4%

Market Sector Diversification (Continued)

Information Technology	10.1%
Industrials	7.3%
Telecommunication Services	4.7%
Materials	3.0%
Utilities	1.2%
Other+	4.4%

+Includes cash and cash equivalents and other assets and liabilities

60	SEMIANNUAL REPORT	2014

PORTFOLIO HIGHLIGHTS

International Growth	ALL DATA IS AS OF JUNE 30, 2014 (UNAUDITED)

Asset Allocation

Stocks	95.6%
Consumer Discretionary	25.8%
Health Care	16.3%
Information Technology	12.3%
Industrials	12.1%
Financials	12.1%
Energy	6.3%
Materials	5.3%
Consumer Staples	3.5%
Telecommunication Services	1.9%
Cash and Cash Equivalents	4.4%

Country Weightings

Europe	55.5%
United Kingdom	18.3%
France	12.9%
Germany	10.1%
Switzerland	6.4%
Other Europe	7.8%
Pacific Basin	29.0%
Japan	16.5%
China	3.9%
Other Pacific Basin	8.6%
North America	8.7%
United States	6.4%
Other North America	2.3%
Other	2.4%
Cash and Cash Equivalents	4.4%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Shire plc	United Kingdom	Health Care	Pharmaceuticals
Fuji Heavy Industries Ltd.	Japan	Consumer Discretionary	Automobile Manufacturers
Vinci	France	Industrials	Construction & Engineering
Hyundai Motor Co.	South Korea	Consumer Discretionary	Automobile Manufacturers
Teva Pharmaceutical Industries Ltd. ADR	Israel	Health Care	Pharmaceuticals
Cognizant Technology Solutions Corp., Class A	United States	Information Technology	IT Consulting & Other Services
Tokyo Electron Ltd.	Japan	Information Technology	Semiconductor Equipment
Continental AG	Germany	Consumer Discretionary	Auto Parts & Equipment
Fresenius SE & Co. KGaA	Germany	Health Care	Health Care Services
InBev N.V.	United States	Consumer Staples	Brewers

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

2014	SEMIANNUAL REPORT	61

SCHEDULE OF INVESTMENTS

International Growth (in thousands)	JUNE 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia – 1.9%
Telstra Corp. Ltd. ADR	1,746	$8,576

Canada – 0.7%
Agrium, Inc.	35	3,197

China – 3.9%
Baidu.com, Inc. ADR (A)	40	7,429
Ctrip.com International Ltd. (A)	65	4,151
JD.com, Inc. ADR (A)	205	5,839

		17,419

Finland – 1.0%
Nokia OYJ	556	4,208

France – 12.9%
Cap Gemini S.A.	116	8,276
Compagnie Generale des Etablissements Michelin, Class B	58	6,889
European Aeronautic Defence and Space Co.	61	4,063
L Air Liquide S.A.	34	4,542
LVMH Moet Hennessy – Louis Vuitton	31	5,892
Publicis Groupe S.A. (A)	47	4,013
Remy Cointreau S.A.	24	2,186
Safran	130	8,490
Technip-Coflexip	20	2,210
Vinci	143	10,716

		57,277

Germany – 10.1%
Bayer AG	60	8,475
Bayerische Motoren Werke AG	34	4,263
Continental AG	44	10,175
Daimler AG	92	8,647
Fresenius SE & Co. KGaA	63	9,448
SAP AG	51	3,912

		44,920

Hong Kong – 1.8%
Galaxy Entertainment Group	984	7,872

India – 0.9%
NMDC Ltd.	1,345	4,080

Ireland – 1.5%
Smurfit Kappa Group plc	286	6,528

Israel – 2.4%
Teva Pharmaceutical Industries Ltd. ADR	202	10,597

Japan – 16.5%
Daihatsu Motor Co. Ltd.	248	4,409
Fuji Heavy Industries Ltd.	528	14,631

COMMON STOCKS (Continued)	Shares	Value
Japan (Continued)
JGC Corp.	125	$3,798
Komatsu Ltd.	306	7,114
Mitsubishi Electric Corp.	369	4,553
Mitsui & Co. Ltd.	178	2,855
Mizuho Financial Group, Inc.	2,032	4,173
Nissin Kogyo Co. Ltd.	230	4,567
ORIX Corp.	482	7,985
Sumitomo Corp.	274	3,700
Sumitomo Mitsui Trust Holdings, Inc.	1,050	4,799
Tokyo Electron Ltd.	154	10,403

		72,987

Luxembourg – 0.5%
Acergy S.A.	109	2,028

Mexico – 1.6%
Grupo Financiero Banorte S.A.B. de C.V.	980	7,008

Netherlands – 1.3%
Koninklijke Philips Electronics N.V., Ordinary Shares	188	5,963

Norway – 1.2%
Yara International ASA	106	5,299

Portugal – 0.5%
Galp Energia SGPS S.A., Class B	120	2,194

South Korea – 2.4%
Hyundai Motor Co.	47	10,620

Spain – 1.8%
CaixaBank S.A.	1,270	7,840

Switzerland – 6.4%
Compagnie Financiere Richemont S.A.	44	4,617
Credit Suisse Group AG, Registered Shares	272	7,773
Novartis AG, Registered Shares	86	7,812
Swatch Group Ltd. (The), Bearer Shares	14	8,175

		28,377

Taiwan – 1.6%
MediaTek, Inc.	427	7,222

United Kingdom – 18.3%
AstraZeneca plc	99	7,327
Aviva plc	593	5,183
BG Group plc	98	2,069
BP plc	551	4,854

COMMON STOCKS (Continued)	Shares	Value
United Kingdom (Continued)
Capita Group plc (The)	163	$3,188
Diageo plc	136	4,333
Experian plc	321	5,430
GlaxoSmithKline plc	304	8,127
Merlin Entertainments plc (A)	638	3,911
Prudential plc	364	8,355
Royal Dutch Shell plc, Class A	182	7,546
Shire plc	263	20,551

		80,874

United States – 6.4%
Cognizant Technology Solutions Corp., Class A (A)	215	10,533
InBev N.V.	78	8,909
Schlumberger Ltd.	57	6,722
Veeco Instruments, Inc. (A)	54	2,026

		28,190

TOTAL COMMON STOCKS – 95.6%		$423,276
(Cost: $346,464)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 2.8%
United Technologies Corp.,
0.070%, 7-1-14 (B)	$8,396	8,396
USAA Capital Corp.,
0.060%, 7-1-14 (B)	4,000	4,000

		12,396

Master Note – 0.1%
Toyota Motor Credit Corp.,
0.104%, 7-2-14 (C)	331	331

TOTAL SHORT-TERM SECURITIES – 2.9%		$12,727
(Cost: $12,727)

TOTAL INVESTMENT SECURITIES – 98.5%		$436,003
(Cost: $359,191)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.5%		6,719

NET ASSETS – 100.0%		$442,722

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at June 30, 2014.

62	SEMIANNUAL REPORT	2014

SCHEDULE OF INVESTMENTS

International Growth (in thousands)	JUNE 30, 2014 (UNAUDITED)

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014. Date shown represents the date the variable rate resets.

The following forward foreign currency contracts were outstanding at June 30, 2014:

Type	Currency	Counterparty	Principal Amount of Contract (Denominated in Indicated Currency)	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Sell	Japanese Yen	Goldman Sachs International	2,098,600	7-29-14	$—	$81

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2014. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$423,276	$—	$—
Short-Term Securities	—	12,727	—

Total	$423,276	$12,727	$—

Liabilities
Forward Foreign Currency Contracts	$—	$81	$—

As of June 30, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

Market Sector Diversification

(as a % of net assets)
Consumer Discretionary	25.8%
Health Care	16.3%
Information Technology	12.3%
Industrials	12.1%
Financials	12.1%
Energy	6.3%
Materials	5.3%
Consumer Staples	3.5%
Telecommunication Services	1.9%
Other+	4.4%

+Includes cash and cash equivalents and other assets and liabilities

See Accompanying Notes to Financial Statements.

2014	SEMIANNUAL REPORT	63

PORTFOLIO HIGHLIGHTS

Limited-Term Bond	ALL DATA IS AS OF JUNE 30, 2014 (UNAUDITED)

Asset Allocation

Bonds	93.8%
Corporate Debt Securities	77.2%
United States Government and Government Agency Obligations	16.6%
Cash and Cash Equivalents	6.2%

Quality Weightings

Investment Grade	92.1%
AA	24.2%
A	32.1%
BBB	35.8%
Non-Investment Grade	1.7%
BB	0.8%
B	0.9%
Cash and Cash Equivalents	6.2%

Our preference is to always use ratings obtained from Standard & Poor’s. For securities not rated by Standard & Poor’s, ratings are obtained from Moody’s.

We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

64	SEMIANNUAL REPORT	2014

SCHEDULE OF INVESTMENTS

Limited-Term Bond (in thousands)	JUNE 30, 2014 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value
Air Freight & Logistics – 0.6%
FedEx Corp., 8.000%, 1-15-19	$2,252	$2,818

Airlines – 0.5%
Southwest Airlines Co., 5.125%, 3-1-17	2,263	2,467

Apparel Retail – 0.5%
Limited Brands, Inc., 8.500%, 6-15-19	2,000	2,455

Apparel, Accessories & Luxury Goods – 0.9%
LVMH Moet Hennessy –Louis Vuitton,
1.625%, 6-29-17 (A)	4,000	4,043

Automobile Manufacturers – 3.6%
Borg Warner Automotive, Inc., 8.000%, 10-1-19	2,000	2,471
General Motors Co.,
3.500%, 10-2-18 (A)	1,500	1,534
Nissan Motor Acceptance Corp.,
1.950%, 9-12-17 (A)	3,370	3,412
Toyota Motor Credit Corp.:
2.000%, 9-15-16	1,750	1,795
2.000%, 10-24-18	4,000	4,043
Volkswagen Group of America, Inc.,
2.125%, 5-23-19 (A)	4,000	4,002

		17,257

Automotive Retail – 0.8%
AutoZone, Inc., 1.300%, 1-13-17	3,500	3,508

Biotechnology – 0.7%
Amgen, Inc.:
6.150%, 6-1-18	102	118
2.200%, 5-22-19	3,000	2,996

		3,114

Brewers – 2.6%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB), 7.750%, 1-15-19	3,250	4,015
Heineken N.V.,
1.400%, 10-1-17 (A)	2,000	1,999
International CCE, Inc., 2.125%, 9-15-15	1,075	1,095
SABMiller Holdings, Inc.,
1.850%, 1-15-15 (A)	500	504
SABMiller plc,
6.500%, 7-15-18 (A)	3,500	4,095

		11,708

Broadcasting – 1.2%
CBS Corp.:
7.625%, 1-15-16	1,000	1,101
8.875%, 5-15-19	3,557	4,611

		5,712

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Cable & Satellite – 2.2%
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc., 5.875%, 10-1-19	$3,984	$4,633
TCI Communications, Inc., 8.750%, 8-1-15	1,415	1,542
Time Warner Co., Inc. (GTD by Time Warner, Inc.),
7.250%, 10-15-17	3,337	3,903

		10,078

Construction Machinery & Heavy Trucks – 0.2%
Joy Global, Inc.,
6.000%, 11-15-16	1,000	1,108

Consumer Finance – 6.3%
American Express Co., 7.000%, 3-19-18	3,000	3,568
American Express Credit Corp., 1.300%, 7-29-16	1,500	1,512
American Honda Finance Corp.:
7.625%, 10-1-18 (A)	1,000	1,232
2.125%, 10-10-18	3,000	3,047
Capital One Bank USA N.A.,
2.150%, 11-21-18	2,000	2,011
Capital One Financial Corp.:
2.150%, 3-23-15	1,000	1,012
6.750%, 9-15-17	1,000	1,164
Caterpillar Financial Services Corp.,
1.000%, 11-25-16	3,000	3,009
Ford Motor Credit Co. LLC:
1.500%, 1-17-17	1,000	1,005
5.000%, 5-15-18	3,626	4,034
Hyundai Capital America:
1.875%, 8-9-16 (A)	1,000	1,015
2.875%, 8-9-18 (A)	1,000	1,029
Hyundai Capital Services, Inc.:
4.375%, 7-27-16 (A)	2,285	2,429
3.500%, 9-13-17 (A)	1,500	1,578
Western Union Co. (The), 5.930%, 10-1-16	2,000	2,195

		29,840

Data Processing & Outsourced Services – 1.1%
Alliance Data Systems Corp.:
5.250%, 12-1-17 (A)	3,000	3,135
6.375%, 4-1-20 (A)	1,000	1,065
Fidelity National Financial, Inc., 6.600%, 5-15-17	1,000	1,126

		5,326

Department Stores – 0.3%
Macy’s Retail Holdings, Inc., 7.450%, 7-15-17	1,000	1,174

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Distillers & Vintners – 1.5%
Beam, Inc., 1.875%, 5-15-17	$3,672	$3,682
Diageo Capital plc,
5.750%, 10-23-17	3,000	3,420

		7,102

Diversified Banks – 4.5%
Bank of America Corp.:
5.650%, 5-1-18	1,000	1,133
2.600%, 1-15-19	2,000	2,023
Bank of Nova Scotia (The):
2.050%, 10-30-18	2,500	2,511
2.050%, 6-5-19	2,500	2,484
Bear Stearns Co., Inc. (The), 6.400%, 10-2-17	2,000	2,305
Commonwealth Bank of Australia:
1.950%, 3-16-15	1,000	1,011
2.250%, 3-13-19	2,500	2,522
HSBC Bank plc,
3.100%, 5-24-16 (A)	1,000	1,045
U.S. Bancorp,
2.200%, 11-15-16	1,000	1,031
Wachovia Corp., 5.750%, 2-1-18	1,500	1,717
Wells Fargo & Co., 2.150%, 1-15-19	2,000	2,018
2.125%, 4-22-19	1,000	1,003

		20,803

Diversified Chemicals – 0.7%
Dow Chemical Co. (The),
4.250%, 11-15-20	1,168	1,269
E.I. du Pont de Nemours and Co., 6.000%, 7-15-18	1,845	2,156

		3,425

Diversified Metals & Mining – 0.3%
Rio Tinto Finance (USA) Ltd., 2.250%, 9-20-16	1,500	1,546

Education Services – 0.6%
Cornell University, 5.450%, 2-1-19	2,500	2,868

Electric Utilities – 2.0%
Dayton Power & Light Co. (The),
1.875%, 9-15-16 (A)	1,000	1,017
Kansas City Power & Light Co.,
7.150%, 4-1-19	3,590	4,404
Mississippi Power Co.,
2.350%, 10-15-16	1,500	1,545
PacifiCorp,
5.500%, 1-15-19	2,100	2,418

		9,384

2014	SEMIANNUAL REPORT	65

SCHEDULE OF INVESTMENTS

Limited-Term Bond (in thousands)	JUNE 30, 2014 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Electronic Equipment & Instruments – 0.6%
Xerox Corp., 6.350%, 5-15-18	$2,328	$2,705

Electronic Manufacturing Services – 0.2%
Jabil Circuit, Inc., 7.750%, 7-15-16	1,000	1,131

Environmental & Facilities Services – 1.6%
Republic Services, Inc., 3.800%, 5-15-18	4,000	4,285
Waste Management, Inc., 6.100%, 3-15-18	1,000	1,154
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.), 7.375%, 3-11-19	1,700	2,077

		7,516

Fertilizers & Agricultural Chemicals – 1.0%
Potash Corp. of Saskatchewan, Inc., 6.500%, 5-15-19	3,570	4,278

Food Distributors – 2.4%
Bestfoods,
7.000%, 10-15-17	2,500	2,941
Campbell Soup Co., 3.375%, 8-15-14	2,000	2,007
ConAgra Foods, Inc.:
1.300%, 1-25-16	1,000	1,008
5.819%, 6-15-17	1,000	1,124
7.000%, 4-15-19	1,000	1,202
Wm. Wrigley Jr. Co.:
2.000%, 10-20-17 (A)	1,000	1,015
2.400%, 10-21-18 (A)	2,000	2,031

		11,328

Food Retail – 0.6%
Kroger Co. (The),
6.800%, 12-15-18	2,245	2,657

Forest Products – 0.2%
Georgia-Pacific LLC,
5.400%, 11-1-20 (A)	1,000	1,154

General Merchandise Stores – 0.9%
Dollar General Corp., 4.125%, 7-15-17	4,000	4,281

Health Care Equipment – 0.3%
Stryker Corp., 4.375%, 1-15-20	1,400	1,547

Health Care Services – 1.7%
Medco Health Solutions, Inc., 7.125%, 3-15-18	3,100	3,661
Quest Diagnostics, Inc.:
3.200%, 4-1-16	1,000	1,038
6.400%, 7-1-17	3,000	3,406

		8,105

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Health Care Supplies – 2.0%
Abbott Laboratories, 4.125%, 5-27-20	$1,000	$1,099
Catholic Health Initiatives, 2.600%, 8-1-18	3,000	3,016
DENTSPLY International, Inc., 2.750%, 8-15-16	1,000	1,036
Express Scripts, Inc., 7.250%, 6-15-19	1,000	1,226
Laboratory Corp. of America Holdings, 2.500%, 11-1-18	3,000	3,056

		9,433

Home Improvement Retail – 0.4%
Lowe’s Co., Inc., 2.125%, 4-15-16	2,000	2,054

Industrial Conglomerates – 1.9%
Danaher Corp., 5.400%, 3-1-19	3,750	4,305
General Electric Capital Corp., 5.625%, 5-1-18	3,500	4,010

		8,315

Industrial Machinery – 0.9%
Ingersoll-Rand Global Holding Co. Ltd., 2.875%, 1-15-19	4,028	4,128

Integrated Oil & Gas – 3.0%
Petro-Canada, 6.050%, 5-15-18	1,130	1,308
Phillips Petroleum Co., 6.650%, 7-15-18	3,000	3,576
Shell International Finance B.V., 4.300%, 9-22-19	2,625	2,916
Statoil ASA (GTD by Statoil Petroleum AS), 1.950%, 11-8-18	1,500	1,513
StatoilHydro ASA (GTD by StatoilHydro Petroleum AS), 5.250%, 4-15-19	2,000	2,296
Suncor Energy, Inc., 6.100%, 6-1-18	2,000	2,321

		13,930

Integrated Telecommunication Services –1.3%
AT&T, Inc., 5.800%, 2-15-19	1,000	1,163
CC Holdings GS V LLC,
2.381%, 12-15-17	1,000	1,018
Verizon Communications, Inc.:
6.350%, 4-1-19	2,455	2,904
2.550%, 6-17-19	1,000	1,014

		6,099

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Investment Banking & Brokerage – 2.3%
Goldman Sachs Group, Inc. (The):
3.700%, 8-1-15	$1,000	$1,031
7.500%, 2-15-19	3,250	3,963
Morgan Stanley:
6.000%, 4-28-15	2,000	2,093
5.625%, 9-23-19	3,000	3,450

		10,537

Leisure Products – 0.8%
Hasbro, Inc., 3.150%, 5-15-21	2,500	2,513
Mattel, Inc., 2.500%, 11-1-16	1,000	1,033

		3,546

Life & Health Insurance – 2.2%
Aflac, Inc., 8.500%, 5-15-19	2,917	3,761
MetLife, Inc.:
5.000%, 6-15-15	1,553	1,622
6.817%, 8-15-18	3,058	3,655
Prudential Financial, Inc., 4.750%, 9-17-15	1,000	1,049

		10,087

Metal & Glass Containers – 0.2%
FBG Finance Ltd.,
7.875%, 6-1-16 (A)	1,000	1,128

Multi-Utilities – 0.8%
Dominion Resources, Inc., 6.400%, 6-15-18	3,000	3,516

Oil & Gas Equipment & Services – 1.0%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.), 6.500%, 1-31-19	3,000	3,559
Schlumberger Investment S.A. (GTD by Schlumberger Ltd.),
1.950%, 9-14-16 (A)	1,000	1,023

		4,582

Oil & Gas Exploration & Production – 3.5%
BP Capital Markets plc (GTD by BP plc), 2.241%, 9-26-18	3,000	3,053
EOG Resources, Inc., 4.100%, 2-1-21	1,000	1,089
EQT Corp., 8.125%, 6-1-19	3,900	4,878
Marathon Oil Corp., 0.900%, 11-1-15	2,000	2,007
Petrohawk Energy Corp., 7.250%, 8-15-18	1,000	1,045
Plains Exploration & Production Co.:
6.125%, 6-15-19	2,000	2,210
8.625%, 10-15-19	1,500	1,605

		15,887

66	SEMIANNUAL REPORT	2014

SCHEDULE OF INVESTMENTS

Limited-Term Bond (in thousands)	JUNE 30, 2014 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Oil & Gas Storage & Transportation – 1.5%
Copano Energy LLC and Copano Energy Finance Corp., 7.125%, 4-1-21	$995	$1,127
DCP Midstream Operating L.P. (GTD by DCP Midstream Partners L.P.):
3.250%, 10-1-15	1,500	1,541
2.700%, 4-1-19	1,000	1,013
Kinder Morgan Energy Partners L.P.,
5.950%, 2-15-18	3,000	3,423

		7,104

Other Diversified Financial Services – 2.4%
Citigroup, Inc., 2.550%, 4-8-19	4,500	4,536
Daimler Finance North America LLC,
1.300%, 7-31-15 (A)	1,760	1,774
John Deere Capital Corp.,
1.200%, 10-10-17	1,000	997
JPMorgan Chase & Co.,
6.000%, 1-15-18	3,316	3,796

		11,103

Pharmaceuticals – 2.6%
AbbVie, Inc.,
1.200%, 11-6-15	1,500	1,510
Merck Sharp & Dohme Corp.,
5.000%, 6-30-19	3,000	3,413
Mylan, Inc.,
7.875%, 7-15-20 (A)	3,000	3,320
Roche Holdings, Inc.,
6.000%, 3-1-19 (A)	3,040	3,571

		11,814

Railroads – 0.7%
Union Pacific Corp.,
2.250%, 2-15-19	3,000	3,052

Regional Banks – 0.8%
PNC Bank N.A.,
1.300%, 10-3-16	2,000	2,019
PNC Funding Corp. (GTD by PNC Financial Services Group, Inc.),
6.700%, 6-10-19	1,447	1,750

		3,769

Semiconductors – 0.2%
Broadcom Corp.,
2.700%, 11-1-18	1,000	1,035

Soft Drinks – 1.0%
Bottling Group LLC,
5.125%, 1-15-19	3,995	4,532

Specialty Chemicals – 1.3%
Methanex Corp.,
3.250%, 12-15-19	5,500	5,630

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Systems Software – 2.1%
CA, Inc.:
6.125%, 12-1-14	$1,000	$1,023
5.375%, 12-1-19	3,000	3,372
Oracle Corp., 5.000%, 7-8-19	4,350	4,960

		9,355

Technology Hardware, Storage & Peripherals – 0.7%
Apple, Inc., 2.100%, 5-6-19	3,000	3,014

Trucking – 1.3%
Penske Truck Leasing Co. L.P. and PTL Finance Corp.,
3.125%, 5-11-15 (A)	4,000	4,086
Ryder System, Inc.,
2.450%, 11-15-18	2,000	2,037

		6,123

Wireless Telecommunication Service – 1.7%
America Movil S.A.B. de C.V.:
2.375%, 9-8-16	3,000	3,084
5.000%, 3-30-20	1,000	1,109
American Tower Corp.:
7.000%, 10-15-17	2,000	2,327
5.900%, 11-1-21	1,000	1,153
Crown Castle International Corp.,
5.250%, 1-15-23	200	209

		7,882

TOTAL CORPORATE DEBT SECURITIES – 77.2%		$358,093
(Cost: $353,576)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 2.3%
Federal National Mortgage Association:
2.000%, 12-30-15	1,000	1,024
5.450%, 10-18-21	4,640	5,115
Ukraine Government AID Bond,
1.844%, 5-16-19	4,500	4,495

		10,634

Mortgage-Backed Obligations – 13.2%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
4.000%, 6-15-26	4,723	5,102
2.500%, 12-15-41	2,251	2,238
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates, 4.000%, 1-1-27	4,900	5,202

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
Mortgage-Backed Obligations (Continued)
Federal Home Loan Mortgage Corp. Fixed Rate Pass-Through Certificates:
3.000%, 8-1-28	$4,733	$4,869
3.000%, 9-1-28	4,683	4,829
3.500%, 10-1-28	5,143	5,398
Federal National Mortgage Association Agency REMIC/CMO:
3.000%, 2-25-25	2,831	2,932
2.000%, 4-25-39	1,731	1,685
4.000%, 5-25-39	1,714	1,792
3.000%, 11-25-39	436	447
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.580%, 6-1-19	3,708	4,138
3.680%, 2-1-21	1,742	1,831
4.375%, 6-1-21	1,958	2,171
5.500%, 10-1-21	1,291	1,400
5.500%, 11-1-22	477	517
5.000%, 4-1-24	380	423
3.000%, 7-1-28	4,666	4,818
3.000%, 9-1-28	2,517	2,590
4.000%, 12-1-31	4,083	4,389
Government National Mortgage Association Agency REMIC/CMO:
2.500%, 9-20-40	2,131	2,155
2.000%, 3-16-42	2,237	2,194

		61,120

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 15.5%		$71,754
(Cost: $71,538)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 1.1%
U.S. Treasury Notes, 0.750%, 10-31-17 (B)	5,000	4,950

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 1.1%		$4,950
(Cost: $5,007)

SHORT-TERM SECURITIES
Commercial Paper – 4.7%
BMW U.S. Capital LLC (GTD by BMW AG),
0.090%, 7-14-14 (C)	3,000	3,000
Diageo Capital plc (GTD by Diageo plc),
0.250%, 7-2-14 (C)	2,000	2,000

2014	SEMIANNUAL REPORT	67

SCHEDULE OF INVESTMENTS

Limited-Term Bond (in thousands)	JUNE 30, 2014 (UNAUDITED)

SHORT-TERM SECURITIES (Continued)	Principal	Value
Commercial Paper (Continued)
DTE Energy Co. (GTD by Detroit Edison Co.),
0.180%, 7-2-14 (C)	$4,000	$4,000
Exxon Mobil Corp.,
0.060%, 7-10-14 (C)	4,000	4,000
Procter & Gamble Co. (The),
0.060%, 7-14-14 (C)	4,000	4,000

SHORT-TERM SECURITIES (Continued)	Principal	Value
Commercial Paper (Continued)
United Technologies Corp.,
0.070%, 7-1-14 (C)	$4,571	$4,571

		21,571

Master Note – 0.6%
Toyota Motor Credit Corp.,
0.104%, 7-2-14 (D)	2,782	2,782

SHORT-TERM SECURITIES (Continued)	Value

TOTAL SHORT-TERM SECURITIES – 5.3%	$24,353
(Cost: $24,353)

TOTAL INVESTMENT SECURITIES – 99.1%	$459,150
(Cost: $454,474)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.9%	4,032

NET ASSETS – 100.0%	$463,182

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, the total value of these securities amounted to $52,236 or 11.3% of net assets.

(B)	All or a portion of the security position has been pledged as collateral on open futures contracts.

(C)	Rate shown is the yield to maturity at June 30, 2014.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014. Date shown represents the date that the variable rate resets.

The following futures contracts were outstanding at June 30, 2014 (contracts unrounded):

Description	Type	Expiration Date	Number of Contracts	Market Value	Unrealized Appreciation (Depreciation)
U.S. 10-Year Treasury Note	Short	9-30-14	156	$(19,527)	$(9)
U.S. 2-Year Treasury Note	Short	10-3-14	159	(34,915)	20
U.S. 5-Year Treasury Note	Short	10-3-14	793	(94,733)	113

				$(149,175)	$124

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2014. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$358,093	$—
United States Government Agency Obligations	—	71,754	—
United States Government Obligations	—	4,950	—
Short-Term Securities	—	24,353	—

Total	$—	$459,150	$—

Futures Contracts	$133	$—	$—

Liabilities
Futures Contracts	$9	$—	$—

As of June 30, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

AID = Agency International Development

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

See Accompanying Notes to Financial Statements.

68	SEMIANNUAL REPORT	2014

PORTFOLIO HIGHLIGHTS

Micro Cap Growth	ALL DATA IS AS OF JUNE 30, 2014 (UNAUDITED)

Asset Allocation

Stocks	97.1%
Health Care	27.6%
Information Technology	19.7%
Consumer Discretionary	16.0%
Industrials	12.7%
Energy	8.7%
Financials	6.9%
Consumer Staples	3.2%
Telecommunication Services	2.3%
Cash and Cash Equivalents	2.9%

Top 10 Equity Holdings

Company	Sector
Basic Energy Services, Inc.	Energy
Enanta Pharmaceuticals, Inc.	Health Care
RigNet, Inc.	Energy
Repligen Corp.	Health Care
Callidus Software, Inc.	Information Technology
Aerie Pharmaceuticals, Inc.	Health Care
Rentrak Corp.	Consumer Discretionary
Quidel Corp.	Health Care
Move, Inc.	Information Technology
Spectranetics Corp. (The)	Health Care

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

2014	SEMIANNUAL REPORT	69

SCHEDULE OF INVESTMENTS

Micro Cap Growth (in thousands)	JUNE 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value
Alternative Carriers – 0.8%
inContact, Inc. (A)	71	$654

Apparel, Accessories & Luxury Goods – 1.4%
Movado Group, Inc.	25	1,046

Application Software – 3.2%
Callidus Software, Inc. (A)	108	1,293
Datawatch Corp. (A)	27	396
Materialise N.V. ADR (A)	33	380
Sapiens International Corp. N.V. (A)	42	339

		2,408

Asset Management & Custody Banks – 1.9%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	42	599
Internet Capital Group, Inc. (A)	39	803

		1,402

Biotechnology – 10.9%
Acceleron Pharma, Inc. (A)	15	506
Ardelyx, Inc. (A)	34	538
Argos Therapeutics, Inc. (A)	42	337
Cara Therapeutics, Inc. (A)	53	900
Concert Pharmaceuticals, Inc. (A)	51	513
Enanta Pharmaceuticals, Inc. (A)	36	1,530
KaloBios Pharmaceuticals, Inc. (A)	53	120
NewLink Genetics Corp. (A)	24	627
Repligen Corp. (A)	61	1,392
Synergy Pharmaceuticals, Inc. (A)	77	313
Vanda Pharmaceuticals, Inc. (A)	58	943
Verastem, Inc. (A)	53	484

		8,203

Broadcasting – 0.6%
Entravision Communications Corp.	77	480

Building Products – 2.7%
Builders FirstSource, Inc. (A)	125	934
NCI Building Systems, Inc. (A)	54	1,052

		1,986

Casinos & Gaming – 1.4%
Multimedia Games Holding Co., Inc. (A)	35	1,049

Communications Equipment – 2.5%
Applied Optoelectronics, Inc. (A)	33	756
Ruckus Wireless, Inc. (A)	53	629
ShoreTel, Inc. (A)	75	490

		1,875

Construction & Engineering – 0.8%
Orion Marine Group, Inc. (A)	59	634

COMMON STOCKS (Continued)	Shares	Value
Construction Machinery & Heavy Trucks – 1.6%
Commercial Vehicle Group, Inc. (A)	31	$308
Wabash National Corp. (A)	63	899

		1,207

Diversified Banks – 0.9%
Square 1 Financial, Inc., Class A (A)	37	700

Education Services – 0.5%
2U, Inc. (A)	24	397

Electrical Components & Equipment – 1.4%
LSI Industries, Inc.	40	320
Orion Energy Systems, Inc. (A)	85	344
TCP International Holdings Ltd. (A)	41	424

		1,088

Electronic Equipment & Instruments – 0.8%
CUI Global, Inc. (A)	69	580

Food Distributors – 0.6%
Chefs’ Warehouse Holdings LLC (The) (A)	23	451

Food Retail – 1.0%
Natural Grocers by Vitamin Cottage, Inc. (A)	34	726

Health Care Equipment – 5.7%
Cardiovascular Systems, Inc. (A)	30	943
Cynosure, Inc., Class A (A)	29	606
K2M Group Holdings, Inc. (A)	35	516
Oxford Immunotec Global plc (A)	42	702
Rockwell Medical, Inc. (A)	55	661
Sunshine Heart, Inc. (A)	59	333
Veracyte, Inc. (A)	32	546

		4,307

Health Care Facilities – 1.0%
Surgical Care Affiliates, Inc. (A)	26	753

Health Care Supplies – 3.5%
Quidel Corp. (A)	52	1,157
Spectranetics Corp. (The) (A)	48	1,091
TearLab Corp. (A)	76	368

		2,616

Health Care Technology – 1.4%
HealthStream, Inc. (A)	23	554
Imprivata, Inc. (A)	32	531

		1,085

Home Entertainment Software – 0.6%
Glu Mobile, Inc. (A)	89	445

COMMON STOCKS (Continued)	Shares	Value
Homebuilding – 0.8%
M/I Homes, Inc. (A)	25	$607

Homefurnishing Retail – 0.7%
Kirkland’s, Inc. (A)	30	560

Integrated Telecommunication Services – 0.7%
Global Telecom & Technology, Inc. (A)	50	507

Internet Retail – 0.7%
RetailMeNot, Inc., Series 1 (A)	20	522

Internet Software & Services – 7.3%
Amber Road, Inc. (A)	54	873
Boingo Wireless, Inc. (A)	40	276
Borderfree, Inc. (A)	41	681
ChannelAdvisor Corp. (A)	19	488
Marchex, Inc., Class B	66	791
Move, Inc. (A)	74	1,096
Q2 Holdings, Inc. (A)	26	372
SPS Commerce, Inc. (A)	16	1,011

		5,588

Investment Banking & Brokerage – 0.9%
Marcus & Millichap, Inc. (A)	28	704

IT Consulting & Other Services – 1.0%
Virtusa Corp. (A)	20	730

Leisure Products – 3.6%
Arctic Cat, Inc.	21	824
Black Diamond, Inc. (A)	34	379
Malibu Boats, Inc., Class A (A)	36	716
Nautilus Group, Inc. (The) (A)	69	767

		2,686

Marine – 0.7%
Baltic Trading Ltd.	91	543

Movies & Entertainment – 1.6%
Rentrak Corp. (A)	23	1,185

Office REITs – 0.6%
City Office REIT, Inc.	35	449

Office Services & Supplies – 1.8%
ARC Document Solutions, Inc. (A)	111	653
CyrusOne, Inc.	30	739

		1,392

Oil & Gas Drilling – 1.3%
Pioneer Drilling Co. (A)	57	1,000

Oil & Gas Equipment & Services – 5.7%
Basic Energy Services, Inc. (A)	64	1,855
RigNet, Inc. (A)	27	1,459
Willbros Group, Inc. (A)	76	941

		4,255

70	SEMIANNUAL REPORT	2014

SCHEDULE OF INVESTMENTS

Micro Cap Growth (in thousands)	JUNE 30, 2014 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Oil & Gas Exploration & Production – 1.7%
Emerald Oil, Inc. (A)	99	$757
Triangle Petroleum Corp. (A)	43	508

		1,265

Packaged Foods & Meats – 0.6%
Inventure Foods, Inc. (A)	39	442

Personal Products – 1.0%
Inter Parfums, Inc.	27	800

Pharmaceuticals – 5.1%
Aerie Pharmaceuticals, Inc. (A)	48	1,194
Intra-Cellular Therapies, Inc. (A)	32	546
Pernix Therapeutics Holdings, Inc. (A)	101	909
XenoPort, Inc. (A)	89	430
ZS Pharma, Inc. (A)	26	742

		3,821

Regional Banks – 1.0%
TriState Capital Holdings, Inc. (A)	54	766

Restaurants – 4.7%
Chuy’s Holdings, Inc. (A)	23	831
Del Frisco’s Restaurant Group, Inc. (A)	32	877
Red Robin Gourmet Burgers, Inc. (A)	10	705
Ruth’s Hospitality Group, Inc.	39	482
Zoe’s Kitchen, Inc. (A)	19	646

		3,541

COMMON STOCKS (Continued)	Shares	Value
Semiconductor Equipment – 1.1%
Nanometrics, Inc. (A)	27	$491
Ultra Clean Holdings, Inc. (A)	38	347

		838

Semiconductors – 0.6%
Exar Corp. (A)	37	415

Specialized REITs – 1.0%
Ashford Hospitality Prime, Inc.	42	717

Systems Software – 2.1%
A10 Networks, Inc. (A)	43	571
Gigamon, Inc. (A)	19	362
Mavenir Systems, Inc. (A)	43	648

		1,581

Technology Hardware, Storage & Peripherals – 0.5%
Datalink Corp. (A)	40	398

Thrifts & Mortgage Finance – 0.6%
PennyMac Financial Services, Inc., Class A (A)	29	441

Trading Companies & Distributors – 1.1%
Stock Building Supply Holdings, Inc. (A)	42	823

Trucking – 2.6%
Celadon Group, Inc.	33	692
Marten Transport Ltd.	28	634
Roadrunner Transportation Systems, Inc. (A)	22	607

		1,933

COMMON STOCKS (Continued)	Shares	Value
Wireless Telecommunication Service – 0.8%
RingCentral, Inc., Class A (A)	38	$581

TOTAL COMMON STOCKS – 97.1%		$73,182
(Cost: $56,890)

SHORT-TERM SECURITIES	Principal
Master Note – 2.5%
Toyota Motor Credit Corp.,
0.104%, 7-2-14 (B)	$1,908	1,908

TOTAL SHORT-TERM SECURITIES – 2.5%		$1,908
(Cost: $1,908)

TOTAL INVESTMENT SECURITIES – 99.6%		$75,090
(Cost: $58,798)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		278

NET ASSETS – 100.0%		$75,368

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2014. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$73,182	$—	$—
Short-Term Securities	—	1,908	—

Total	$73,182	$1,908	$—

As of June 30, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

2014	SEMIANNUAL REPORT	71

PORTFOLIO HIGHLIGHTS

Mid Cap Growth	ALL DATA IS AS OF JUNE 30, 2014 (UNAUDITED)

Asset Allocation

Stocks	95.6%
Consumer Discretionary	22.2%
Information Technology	19.7%
Industrials	17.2%
Health Care	15.0%
Financials	8.2%
Energy	6.4%
Consumer Staples	5.9%
Materials	1.0%
Purchased Options	0.1%
Cash and Cash Equivalents	4.3%

Top 10 Equity Holdings

Company	Sector
Electronic Arts, Inc.	Information Technology
Northern Trust Corp.	Financials
Fastenal Co.	Industrials
Microchip Technology, Inc.	Information Technology
Signature Bank	Financials
Mead Johnson Nutrition Co.	Consumer Staples
Expeditors International of Washington, Inc.	Industrials
Varian Medical Systems, Inc.	Health Care
Pandora Media, Inc.	Information Technology
Vantiv, Inc., Class A	Information Technology

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

72	SEMIANNUAL REPORT	2014

SCHEDULE OF INVESTMENTS

Mid Cap Growth (in thousands)	JUNE 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value
Air Freight & Logistics – 2.1%
Expeditors International of Washington, Inc.	219	$9,686

Apparel Retail – 5.3%
DSW, Inc., Class A	135	3,762
Limited Brands, Inc.	94	5,529
Ross Stores, Inc.	121	7,977
Urban Outfitters, Inc. (A)	199	6,733

		24,001

Apparel, Accessories & Luxury Goods – 2.5%
Burberry Group plc (B)	213	5,406
Carter’s, Inc.	86	5,931

		11,337

Application Software – 2.3%
ANSYS, Inc. (A)	68	5,141
Solera Holdings, Inc.	79	5,337

		10,478

Asset Management & Custody Banks – 3.1%
Northern Trust Corp.	174	11,182
Oaktree Capital Group LLC	56	2,807

		13,989

Auto Parts & Equipment – 1.4%
Gentex Corp.	210	6,107

Biotechnology – 4.1%
ACADIA Pharmaceuticals, Inc. (A)	80	1,807
Alkermes plc (A)	92	4,619
BioMarin Pharmaceutical, Inc. (A)	76	4,716
Incyte Corp. (A)	44	2,463
Medivation, Inc. (A)	66	5,066

		18,671

Building Products – 1.9%
Fortune Brands Home & Security, Inc.	214	8,551

Communications Equipment – 2.2%
Aruba Networks, Inc. (A)	150	2,622
F5 Networks, Inc. (A)	66	7,355

		9,977

Construction & Engineering – 1.0%
Jacobs Engineering Group, Inc. (A)	83	4,424

Construction Machinery & Heavy Trucks – 2.5%
Allison Transmission Holdings, Inc.	153	4,768
Joy Global, Inc.	106	6,552

		11,320

Data Processing & Outsourced Services – 3.6%
Alliance Data Systems Corp. (A)	13	3,519

COMMON STOCKS (Continued)	Shares	Value
Data Processing & Outsourced Services (Continued)
Sabre Corp. (A)	171	$3,427
Vantiv, Inc., Class A (A)	276	9,285

		16,231

Department Stores – 1.5%
Nordstrom, Inc.	98	6,671

Distillers & Vintners – 1.0%
Brown-Forman Corp., Class B	48	4,493

Distributors – 1.9%
LKQ Corp. (A)	317	8,451

Electrical Components & Equipment – 1.7%
Polypore International, Inc. (A)	160	7,642

Electronic Equipment & Instruments – 1.1%
FLIR Systems, Inc.	136	4,737

Environmental & Facilities Services – 1.3%
Stericycle, Inc. (A)	49	5,828

Fertilizers & Agricultural Chemicals – 1.0%
Scotts Miracle-Gro Co. (The)	76	4,296

Health Care Distributors – 1.4%
Henry Schein, Inc. (A)	53	6,266

Health Care Equipment – 3.6%
Intuitive Surgical, Inc. (A)	16	6,754
Varian Medical Systems, Inc. (A)	113	9,403

		16,157

Health Care Facilities – 0.8%
Acadia Healthcare Co., Inc. (A)	80	3,647

Health Care Services – 0.6%
Premier, Inc. (A)	90	2,600

Health Care Supplies – 2.8%
Align Technology, Inc. (A)	110	6,169
DENTSPLY International, Inc.	138	6,522

		12,691

Home Entertainment Software – 2.5%
Electronic Arts, Inc. (A)	319	11,426

Hotels, Resorts & Cruise Lines – 1.4%
Norwegian Cruise Line Holdings Ltd. (A)	200	6,338

Industrial Machinery – 1.9%
Flowserve Corp.	116	8,622

COMMON STOCKS (Continued)	Shares	Value
Internet Retail – 0.9%
HomeAway, Inc. (A)	111	$3,877

Internet Software & Services – 3.2%
Pandora Media, Inc. (A)	318	9,388
WebMD Health Corp., Class A (A)	104	5,035

		14,423

IT Consulting & Other Services – 1.4%
Teradata Corp. (A)	156	6,259

Leisure Products – 1.9%
Mattel, Inc.	224	8,741

Managed Health Care – 1.2%
Humana, Inc.	42	5,371

Oil & Gas Equipment & Services – 1.1%
Dril-Quip, Inc. (A)	47	5,156

Oil & Gas Exploration & Production – 5.3%
Cabot Oil & Gas Corp.	160	5,470
Continental Resources, Inc. (A)	57	9,080
Oasis Petroleum LLC (A)	46	2,595
Southwestern Energy Co. (A)	147	6,664

		23,809

Packaged Foods & Meats – 3.9%
Hain Celestial Group, Inc. (The) (A)	88	7,804
Mead Johnson Nutrition Co.	104	9,704

		17,508

Personal Products – 1.0%
Coty, Inc., Class A	256	4,379

Pharmaceuticals – 0.5%
Zoetis, Inc.	70	2,259

Regional Banks – 5.1%
First Republic Bank	167	9,186
Signature Bank (A)	80	10,139
UMB Financial Corp.	58	3,698

		23,023

Research & Consulting Services – 2.4%
CoStar Group, Inc. (A)	25	4,030
Verisk Analytics, Inc., Class A (A)	111	6,635

		10,665

Restaurants – 2.8%
Dunkin’ Brands Group, Inc.	174	7,978
Panera Bread Co., Class A (A)	31	4,615

		12,593

2014	SEMIANNUAL REPORT	73

SCHEDULE OF INVESTMENTS

Mid Cap Growth (in thousands)	JUNE 30, 2014 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Semiconductors – 2.3%
Microchip Technology, Inc.	215	$10,516

Specialty Stores – 2.6%
Tiffany & Co.	48	4,802
Ulta Salon, Cosmetics & Fragrance, Inc. (A)	77	7,048

		11,850

Systems Software – 1.1%
ServiceNow, Inc. (A)	79	4,901

Trading Companies & Distributors – 2.4%
Fastenal Co.	220	10,881

TOTAL COMMON STOCKS – 95.6%		$430,848
(Cost: $360,161)

PURCHASED OPTIONS	Number of Contracts (Unrounded)
Consumer Discretionary Select Sector SPDR Fund:
Put $64.00, Expires 7-18-14, OTC (Ctrpty: Credit Suisse (USA), Inc.)	1,673	19

PURCHASED OPTIONS (Continued)	Number of Contracts (Unrounded)	Value
Consumer Discretionary Select Sector SPDR Fund (Continued)
Put $65.00, Expires 7-18-14, OTC (Ctrpty: Credit Suisse (USA), Inc.)	2,507	$50
NASDAQ 100 Index,
Put $3,710.00, Expires 7-18-14	29	15
Russell 2000 Index,
Put $1,150.00, Expires 7-18-14, OTC (Ctrpty: Societe Generale Bank)	235	102
SPDR S&P MIDCAP 400 ETF Trust:
Put $250.00, Expires 7-18-14, OTC (Ctrpty: Deutsche Bank AG)	870	41
Put $255.00, Expires 7-18-14, OTC (Ctrpty: Deutsche Bank AG)	870	85

TOTAL PURCHASED OPTIONS – 0.1%		$312
(Cost: $1,095)

SHORT-TERM SECURITIES	Principal	Value
Commercial Paper – 3.7%
BMW U.S. Capital LLC (GTD by BMW AG),
0.090%, 7-14-14 (C)	$2,000	$2,000
DTE Energy Co. (GTD by Detroit Edison Co.),
0.180%, 7-2-14 (C)	4,000	4,000
Medtronic, Inc.,
0.080%, 7-16-14 (C)	6,565	6,565
United Technologies Corp.,
0.070%, 7-1-14 (C)	4,300	4,300

		16,865

Master Note – 0.5%
Toyota Motor Credit Corp.,
0.104%, 7-2-14 (D)	2,275	2,275

TOTAL SHORT-TERM SECURITIES – 4.2%		$19,140
(Cost: $19,140)

TOTAL INVESTMENT SECURITIES – 99.9%		$450,300
(Cost: $380,396)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		475

NET ASSETS – 100.0%		$450,775

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Rate shown is the yield to maturity at June 30, 2014.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014. Date shown represents the date that the variable rate resets.

The following written options were outstanding at June 30, 2014 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Alkermes plc	Societe Generale Bank	Put	280	July 2014	$42.00	$38	$(7)

74	SEMIANNUAL REPORT	2014

SCHEDULE OF INVESTMENTS

Mid Cap Growth (in thousands)	JUNE 30, 2014 (UNAUDITED)

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2014. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$430,848	$—	$—
Purchased Options	15	297	—
Short-Term Securities	—	19,140	—

Total	$430,863	$19,437	$—

Liabilities
Written Options	$—	$7	$—

As of June 30, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

OTC = Over the Counter

See Accompanying Notes to Financial Statements.

2014	SEMIANNUAL REPORT	75

PORTFOLIO HIGHLIGHTS

Money Market	ALL DATA IS AS OF JUNE 30, 2014 (UNAUDITED)

Asset Allocation

Corporate Obligations	74.3%
Commercial Paper	34.5%
Notes	24.3%
Certificate Of Deposit	13.3%
Master Note	2.2%
Municipal Obligations	22.6%
United States Government and Government Agency Obligations	2.7%
Cash and Other Assets, Net of Liabilities	0.4%

76	SEMIANNUAL REPORT	2014

SCHEDULE OF INVESTMENTS

Money Market (in thousands)	JUNE 30, 2014 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value
Certificate Of Deposit
Banco del Estado de Chile:
0.200%, 7-16-14	$6,500	$6,500
0.220%, 9-3-14	2,000	2,000
0.190%, 9-24-14	7,700	7,700
0.190%, 9-29-14	2,500	2,500
Bank of America N.A.:
0.210%, 7-15-14	17,200	17,200
0.170%, 8-20-14	14,000	14,000
0.200%, 9-24-14	5,700	5,700
Citibank N.A.:
0.160%, 8-14-14	13,700	13,700
0.170%, 9-4-14	14,500	14,500
0.170%, 10-1-14	5,000	5,000
JPMorgan Chase Bank N.A., 0.350%, 2-3-15	4,000	4,000
Toyota Motor Credit Corp.,
0.200%, 7-25-14 (A)	8,000	8,000

Total Certificate Of Deposit – 13.3%		100,800
Commercial Paper
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB):
0.110%, 9-2-14 (B)	6,514	6,513
0.150%, 9-3-14 (B)	3,000	2,999
Army & Air Force Exchange Service:
0.090%, 7-16-14 (B)	1,800	1,800
0.110%, 8-18-14 (B)	4,000	3,999
Bank of Nova Scotia (The),
0.140%, 7-1-14 (B)	7,300	7,300
BMW U.S. Capital LLC (GTD by BMW AG),
0.110%, 8-12-14 (B)	4,850	4,849
COFCO Capital Corp. (GTD by Rabobank Nederland),
0.170%, 7-15-14 (B)	15,000	14,999
Corporacion Andina de Fomento:
0.170%, 7-1-14 (B)	8,500	8,500
0.130%, 8-18-14 (B)	1,500	1,500
0.140%, 8-25-14 (B)	4,000	3,999
0.150%, 9-10-14 (B)	6,000	5,998
Danaher Corp.,
0.090%, 7-9-14 (B)	5,000	5,000
Essilor International S.A.:
0.130%, 8-18-14 (B)	10,000	9,998
0.130%, 9-15-14 (B)	14,000	13,996
GlaxoSmithKline Finance plc (GTD by GlaxoSmithKline plc):
0.170%, 9-3-14 (B)	16,700	16,696
0.200%, 10-2-14 (B)	3,500	3,499
ICICI Bank Ltd. (GTD by Wells Fargo Bank N.A.):
0.190%, 7-22-14 (B)	4,500	4,499
0.180%, 7-28-14 (B)	7,000	6,999
0.190%, 7-28-14 (B)	9,400	9,399
0.190%, 9-25-14 (B)	13,000	12,994

CORPORATE OBLIGATIONS (Continued)	Principal	Value
Commercial Paper (Continued)
Nestle Finance International Ltd. (GTD by Nestle S.A.),
0.090%, 7-16-14 (B)	$2,000	$2,000
River Fuel Co. #2, Inc. (GTD by Bank of Nova Scotia),
0.170%, 7-15-14 (B)	6,300	6,300
River Fuel Funding Co. #3, Inc. (GTD by Bank of Nova Scotia),
0.190%, 7-31-14 (B)	25,500	25,496
River Fuel Trust #1 (GTD by Bank of Nova Scotia),
0.170%, 7-1-14 (B)	5,561	5,561
St. Jude Medical, Inc.:
0.180%, 7-25-14 (B)	3,000	2,999
0.250%, 8-25-14 (B)	6,000	5,998
0.210%, 8-28-14 (B)	15,500	15,495
0.230%, 9-4-14 (B)	8,100	8,097
0.250%, 12-17-14 (B)	4,600	4,595
Total Capital Canada Ltd. (GTD by Total S.A.),
0.100%, 7-10-14 (B)	4,500	4,500
Unilever N.V. (GTD by Unilever plc),
0.180%, 9-8-14 (B)	4,400	4,399
United Technologies Corp.,
0.070%, 7-1-14 (B)	6,314	6,314
USAA Capital Corp.,
1.050%, 9-30-14 (B)	1,500	1,503
Wisconsin Electric Power Co.,
0.180%, 7-8-14 (B)	10,180	10,180
Wisconsin Gas LLC,
0.110%, 7-10-14 (B)	12,122	12,122

Total Commercial Paper – 34.5%		261,095
Master Note
Toyota Motor Credit Corp.,
0.104%, 7-2-14 (A)	16,661	16,661

Total Master Note – 2.2%		16,661
Notes
American Honda Finance Corp.:
0.230%, 9-10-14 (A)	1,300	1,300
0.230%, 9-12-14 (A)	16,600	16,600
1.850%, 9-19-14	3,000	3,009
3.500%, 3-16-15	738	755
American Honda Finance Corp. (GTD by Honda Motor Co.),
0.246%, 7-17-14 (A)	7,300	7,300
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB):
0.590%, 7-14-14 (A)	9,004	9,005
1.500%, 7-14-14	10,000	10,005

CORPORATE OBLIGATIONS (Continued)	Principal	Value
Notes (Continued)
Banco del Estado de Chile:
0.340%, 7-1-14 (A)	$4,500	$4,500
0.360%, 7-24-14 (A)	10,000	10,000
0.370%, 9-21-14 (A)	4,000	4,000
Bank of Nova Scotia (The):
0.250%, 7-1-14 (A)	5,550	5,550
0.220%, 7-23-14 (A)	10,000	10,000
0.220%, 7-23-14 (A)	4,400	4,400
3.400%, 1-22-15	5,000	5,086
Baxter International, Inc.,
0.400%, 9-11-14 (A)	6,400	6,404
BHP Billiton Finance (USA) Ltd., 1.000%, 2-24-15	2,000	2,009
BHP Billiton Finance (USA) Ltd. (GTD by BHP Billiton Ltd.),
1.125%, 11-21-14	4,500	4,514
Caterpillar Financial Services Corp.,
1.125%, 12-15-14	1,060	1,064
Caterpillar, Inc., 0.950%, 6-26-15	2,400	2,415
Colgate-Palmolive Co., 0.600%, 11-15-14	1,950	1,953
General Electric Capital Corp.:
0.620%, 7-1-14 (A)	1,400	1,404
1.000%, 7-30-14 (A)	1,550	1,556
2.150%, 1-9-15	500	505
John Deere Capital Corp.,
0.330%, 7-8-14 (A)	900	900
Johnson City, TN Hlth and Edu Fac, Hosp Rev Bonds (Mountain States Hlth Alliance), Ser 2013A (GTD by U.S. Bank N.A.),
0.050%, 7-7-14 (A)	5,500	5,500
JPMorgan Chase & Co.:
0.310%, 7-21-14 (A)	1,650	1,650
0.350%, 9-8-14 (A)	4,750	4,750
NY State Hsng Fin Agy, Riverside Ctr 2 Hsng Rev Bonds, Ser 2013A-2 (GTD by Bank of America N.A.),
0.060%, 7-7-14 (A)	5,000	5,000
PACCAR Financial Corp., 1.550%, 9-29-14	4,000	4,013
Rabobank Nederland:
0.250%, 7-13-14 (A)	7,300	7,300
0.300%, 8-12-14 (A)	5,000	5,000
SD Hlth and Edu Fac Auth, Var Rate Demand Rev Bonds (Sioux Vly Hosp and Hlth Sys), Ser 2001C (GTD by U.S. Bank N.A.),
0.050%, 7-7-14 (A)	5,000	5,000
Target Corp.,
0.400%, 7-18-14 (A)	7,550	7,551
Toyota Motor Credit Corp.,
0.400%, 7-23-14 (A)	2,500	2,502

2014	SEMIANNUAL REPORT	77

SCHEDULE OF INVESTMENTS

Money Market (in thousands)	JUNE 30, 2014 (UNAUDITED)

CORPORATE OBLIGATIONS (Continued)	Principal	Value
Notes (Continued)
Trap Rock Industries, Inc., Var Demand Bonds, Ser 2005 (GTD by Wachovia Bank N.A.),
0.150%, 7-7-14 (A)	$822	$822
Wells Fargo & Co.:
3.750%, 10-1-14	5,800	5,848
1.250%, 2-13-15	4,000	4,022
Wells Fargo Bank N.A.:
0.320%, 7-21-14 (A)	3,000	3,000
0.280%, 9-10-14 (A)	3,500	3,500
0.320%, 9-15-14 (A)	4,500	4,500

Total Notes – 24.3%		184,192

TOTAL CORPORATE OBLIGATIONS – 74.3%		$562,748
(Cost: $562,748)

MUNICIPAL OBLIGATIONS
California – 4.1%
CA Hlth Fac Fin Auth, Var Rate Hosp Rev Bonds (Adventist Hlth Sys/West), Ser 1998B (GTD by Bank of America N.A.),
0.030%, 7-1-14 (A)	900	900
CA Hlth Fac Fin Auth, Var Rate Rev Bonds (Scripps Health), Ser 2008E,
0.060%, 7-7-14 (A)	5,300	5,300
CA Infra and Econ Dev Bank, Var Rate Dnd Rfdg Rev Bds (LA Cnty Mus of Nat Hist Fndtn), Ser 2008A (GTD by Wells Fargo Bank N.A.),
0.020%, 7-1-14 (A)	1,900	1,900
CA Muni Fin Auth, Recovery Zone Fac Bonds (Chevron USA, Inc. Proj), Ser 2010C (GTD by Chevron Corp.),
0.010%, 7-1-14 (A)	4,314	4,314
CA Pollutn Ctl Fin Auth, Pollutn Ctl Rfdg Rev Bonds (Pacific Gas and Elec Co.), Ser C (GTD by JPMorgan Chase Bank N.A.),
0.010%, 7-1-14 (A)	2,979	2,979
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (The Crossings Sr Apts/Phase I), Ser 2005 I (GTD by U.S. Government),
0.070%, 7-7-14 (A)	8,700	8,700

MUNICIPAL OBLIGATIONS (Continued)	Principal	Value
California (Continued)
CA Statewide Cmnty Dev Auth, Multifam Hsng Rev Bonds (Wyndover Apts), Ser 2004 LL (GTD by U.S. Government),
0.070%, 7-7-14 (A)	$2,232	$2,232
Fremont (Alameda Cnty, CA), Fremont Public Fin Auth (GTD by U.S. Bank N.A.),
0.050%, 7-7-14 (A)	5,000	5,000

		31,325

Colorado – 1.4%
Castle Rock, CO, Cert of Part, Ser 2008 (GTD by Wells Fargo Bank N.A.),
0.080%, 7-7-14 (A)	5,450	5,450
CO Hsng and Fin Auth, Multifam Hsng Rev Bonds (Greentree Vlg Apts Proj), Ser 2007 (GTD by U.S. Bank N.A.),
0.080%, 7-7-14 (A)	3,110	3,110
Exempla Gen Impvt Dist of Lafayette, CO, Spl Impvt Dist No. 02-01, Spl Assmt Rev Rfdg and Impvt Bonds, Ser 2002 (GTD by Wells Fargo Bank N.A.),
0.050%, 7-7-14 (A)	250	250
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ, Ser A-1 (GTD by JPMorgan Chase & Co.):
0.090%, 7-7-14 (A)	1,500	1,500
0.100%, 7-7-14 (A)	550	550

		10,860

Florida – 0.4%
FL Muni Power Agy, All-Requirements Power Supply Proj Var Rate Demand Rfdg Rev Bonds, Ser 2008C (GTD by Bank of America N.A.),
0.050%, 7-1-14 (A)	3,060	3,060

Georgia – 3.0%
Dev Auth of Monroe Cty, Pollutn Ctl Rev Bonds (GA Power Co. Plant Scherer Proj), First Ser 2008 (GTD by Georgia Power Co.),
0.050%, 7-1-14 (A)	2,275	2,275
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser B (Taxable), 0.110%, 7-15-14	4,000	4,000

MUNICIPAL OBLIGATIONS (Continued)	Principal	Value
Georgia (Continued)
Muni Elec Auth GA, Gen Resolution Proj Bond Anticipation Notes, Ser B (Taxable), (GTD by Wells Fargo Bank N.A.), 0.150%, 7-28-14	$16,007	$16,007

		22,282

Illinois – 0.2%
Elmhurst, IL, Adj Demand Rev Bonds, Joint Comsn on Accred of Hlthcare Org (GTD by JPMorgan Chase Bank N.A.),
0.060%, 7-7-14 (A)	640	640
IL Fin Auth, Var Rate Demand Rev Bonds (The Univ of Chicago Med Ctr), Ser D (GTD by JPMorgan Chase & Co.),
0.040%, 7-1-14 (A)	1,000	1,000

		1,640

Iowa – 0.2%
IA Fin Auth, Var Rate Demand Hlth Fac Rev Bonds (Great River Med Ctr Proj), Ser 2008 (GTD by Great River Medical Center),
0.050%, 7-1-14 (A)	1,165	1,165

Louisiana – 1.0%
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2008A (GTD by Air Products and Chemicals, Inc.),
0.040%, 7-1-14 (A)	3,941	3,941
LA Pub Fac Auth, Rev Bonds (Air Products and Chemicals Proj), Ser 2009A (GTD by Air Products and Chemicals, Inc.),
0.050%, 7-7-14 (A)	2,350	2,350
Parish of St. Bernard, LA, Exempt Fac Rev Bonds (Mobil Oil Corp. Proj), Ser 1996 (GTD by Exxon Mobil Corp.),
0.040%, 7-1-14 (A)	1,600	1,600

		7,891

Maryland – 0.1%
MD Hlth and Higher Edu Fac Auth Rev Bonds, Anne Arundel Hlth Sys Issue, Ser 2009A (GTD by Toronto Dominion Bank),
0.120%, 7-7-14 (A)	525	525

78	SEMIANNUAL REPORT	2014

SCHEDULE OF INVESTMENTS

Money Market (in thousands)	JUNE 30, 2014 (UNAUDITED)

MUNICIPAL OBLIGATIONS (Continued)	Principal	Value
Michigan – 0.3%
MI Strategic Fund, Var Rate Demand Ltd. Oblig Rev Bonds (Air Products and Chemicals, Inc. Proj), Ser 2007 (GTD by Bank of New York (The)),
0.040%, 7-1-14 (A)	$1,900	$1,900

Mississippi – 4.1%
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007B (GTD by Chevron Corp.),
0.020%, 7-1-14 (A)	15,237	15,237
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.),
0.020%, 7-1-14 (A)	4,820	4,820
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2010J (GTD by Chevron Corp.),
0.030%, 7-1-14 (A)	4,332	4,332
MS Business Fin Corp., Gulf Opp Zone Indl Dev Var Rev Bonds (Chevron USA, Inc. Proj), Ser 2007D (GTD by Chevron Corp.),
0.030%, 7-1-14 (A)	6,300	6,300

		30,689

Missouri – 0.2%
Kansas City, MO, Var Rate Demand Taxable Spl Oblig Rfdg Bonds (President Hotel Redev Proj), Ser 2009B (GTD by JPMorgan Chase & Co.),
0.120%, 7-7-14 (A)	1,340	1,340

New Jersey – 0.4%
NJ Hlth Care Fac Fin Auth, Rev Bonds, AHS Hosp Corp. Issue, Ser 2008C (GTD by JPMorgan Chase & Co.),
0.040%, 7-7-14 (A)	3,200	3,200

New York – 3.2%
NY Hsng Fin Agy, Clinton Park Phase II Hsng Rev Bonds, Ser 2011 A-1 (GTD by Wells Fargo Bank N.A.),
0.060%, 7-7-14 (A)	2,000	2,000

MUNICIPAL OBLIGATIONS (Continued)	Principal	Value
New York (Continued)
NY Hsng Fin Agy, Related West 30th Street Hsng Rev Bonds, Ser 2012 A-1 (GTD by Wells Fargo Bank N.A.),
0.060%, 7-7-14 (A)	$1,800	$1,800
NY Hsng Fin Agy, Related-Caroline Apt Hsng Rev Bonds, Ser 2008A (GTD by Federal Home Loan Mortgage Corp.),
0.080%, 7-7-14 (A)	900	900
NY State Hsng Fin Agy, Maestro West Chelsea Hsng Rev Bonds, Ser 2014A,
0.060%, 7-7-14 (A)	2,250	2,250
NYC GO Bonds, Fiscal 2006 Ser E (GTD by Bank of America N.A.),
0.080%, 7-7-14 (A)	14,600	14,600
NYC Hsng Dev Corp., Multi-Fam Mtg Rev Bonds (Target V Apt), Ser 2006A (GTD by Citibank N.A.),
0.080%, 7-7-14 (A)	3,000	3,000

		24,550

Ohio – 1.2%
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2006,
0.050%, 7-7-14 (A)	9,300	9,300

Oregon – 0.1%
Hosp Fac Auth of Clackamas Cnty, OR, Rev Bonds (Legacy Hlth Sys), Ser 2008B (GTD by U.S. Bank N.A.), 0.050%, 7-7-14 (A)	700	700

Texas – 1.7%
Harris Cnty Hosp Dist, Sr Lien Rfdg Rev Bonds, Ser 2010 (GTD by JPMorgan Chase & Co.),
0.060%, 7-7-14 (A)	1,600	1,600
Port Arthur Nav Dist Indl Dev Corp., Exempt Fac Var Rate Rev Bnds (Air Prdts Proj), Ser 2005 (GTD by Air Products and Chemicals, Inc.),
0.040%, 7-1-14 (A)	2,250	2,250
Port Arthur Nav Dist Indl Dev Corp., Exempt Fac Var Rate Rev Bnds (Air Prdts Proj), Ser 2006 (GTD by Air Products and Chemicals, Inc.),
0.040%, 7-1-14 (A)	9,220	9,220

		13,070

MUNICIPAL OBLIGATIONS (Continued)	Principal	Value
Wisconsin – 0.7%
WI Hlth and Edu Fac Auth, Var Rate Demand Rev Bonds (Wausau Hosp, Inc.), Ser 1998B (GTD by JPMorgan Chase Bank N.A.),
0.050%, 7-7-14 (A)	$5,100	$5,100

Wyoming – 0.3%
Uinta Cnty, WY, Pollutn Ctl Rfdg Rev Bonds (Chevron USA, Inc. Proj), Ser 1992 (GTD by Chevron Corp.),
0.030%, 7-1-14 (A)	2,381	2,381

TOTAL MUNICIPAL OBLIGATIONS – 22.6%		$170,978
(Cost: $170,978)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
United States Government Agency Obligations
Overseas Private Investment Corp. (GTD by U.S. Government):
0.110%, 7-2-14 (A)	3,000	3,000
0.110%, 7-2-14 (A)	1,536	1,536
0.110%, 7-2-14 (A)	1,500	1,500
0.110%, 7-4-14 (A)	9,114	9,114
0.110%, 7-7-14 (A)	1,583	1,584
0.110%, 7-7-14 (A)	953	953
0.120%, 7-7-14 (A)	2,250	2,250
Totem Ocean Trailer Express, Inc. (GTD by U.S. Government),
0.480%, 7-15-14 (A)	443	443

Total United States Government Agency Obligations – 2.7%		20,380

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 2.7%		$20,380
(Cost: $20,380)

TOTAL INVESTMENT SECURITIES – 99.6%		$754,106
(Cost: $754,106)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.4%		3,157

NET ASSETS – 100.0%		$757,263

2014	SEMIANNUAL REPORT	79

SCHEDULE OF INVESTMENTS

Money Market (in thousands)	JUNE 30, 2014 (UNAUDITED)

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014. Date shown represents the date that the variable rate resets or the next demand date.

(B)	Rate shown is the yield to maturity at June 30, 2014.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2014. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$—	$562,748	$—
Municipal Obligations	—	170,978	—
United States Government Agency Obligations	—	20,380	—

Total	$—	$754,106	$—

As of June 30, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronym is used throughout this schedule:

GTD = Guaranteed

See Accompanying Notes to Financial Statements.

80	SEMIANNUAL REPORT	2014

PORTFOLIO HIGHLIGHTS

Real Estate Securities	ALL DATA IS AS OF JUNE 30, 2014 (UNAUDITED)

Asset Allocation

Stocks	98.7%
Financials	97.1%
Consumer Discretionary	0.9%
Health Care	0.7%
Cash and Cash Equivalents	1.3%

Top 10 Equity Holdings

Company	Sector	Industry
Simon Property Group, Inc.	Financials	Retail REITs
AvalonBay Communities, Inc.	Financials	Residential REITs
Vornado Realty Trust	Financials	Diversified REITs
Boston Properties, Inc.	Financials	Office REITs
Ventas, Inc.	Financials	Specialized REITs
Essex Property Trust, Inc.	Financials	Residential REITs
Public Storage, Inc.	Financials	Specialized REITs
SL Green Realty Corp.	Financials	Office REITs
Equity Residential	Financials	Residential REITs
ProLogis	Financials	Industrial REITs

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

2014	SEMIANNUAL REPORT	81

SCHEDULE OF INVESTMENTS

Real Estate Securities (in thousands)	JUNE 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value
Diversified REITs – 6.3%
Cousins Properties, Inc.	56	$696
Vornado Realty Trust	21	2,283

		2,979

Health Care Facilities – 0.7%
Brookdale Senior Living, Inc. (A)	11	353

Hotels, Resorts & Cruise Lines – 0.9%
Marriott International, Inc., Class A	7	442

Industrial REITs – 6.6%
DCT Industrial Trust, Inc.	110	904
EastGroup Properties, Inc.	10	644
ProLogis	38	1,554

		3,102

Office REITs – 16.1%
Alexandria Real Estate Equities, Inc.	12	901
BioMed Realty Trust, Inc.	24	522
Boston Properties, Inc.	18	2,079
Douglas Emmett, Inc.	25	697
Duke Realty Corp.	68	1,229
Kilroy Realty Corp.	7	455
SL Green Realty Corp.	16	1,751

		7,634

Residential REITs – 19.8%
AvalonBay Communities, Inc.	17	2,389
Camden Property Trust	17	1,224
Education Realty Trust, Inc.	41	440

COMMON STOCKS (Continued)	Shares	Value
Residential REITs (Continued)
Equity Residential	25	$1,562
Essex Property Trust, Inc.	10	1,933
Mid-America Apartment Communities, Inc.	13	958
UDR, Inc.	31	885

		9,391

Retail REITs – 25.0%
Acadia Realty Trust	30	851
DDR Corp.	61	1,067
Federal Realty Investment Trust	9	1,076
General Growth Properties, Inc.	54	1,263
Glimcher Realty Trust	46	494
Kimco Realty Corp.	46	1,064
Kite Realty Group Trust	8	47
Macerich Co. (The)	3	193
Retail Properties of America, Inc.	32	486
Simon Property Group, Inc.	28	4,646
Taubman Centers, Inc.	8	606

		11,793

Specialized REITs – 23.3%
CubeSmart	31	575
Extra Space Storage, Inc.	22	1,156
HCP, Inc.	22	898
Health Care REIT, Inc.	19	1,210
Host Hotels & Resorts, Inc.	58	1,275
LaSalle Hotel Properties	20	698
Pebblebrook Hotel Trust	14	532

COMMON STOCKS (Continued)	Shares	Value
Specialized REITs (Continued)
Public Storage, Inc.	11	$1,833
Sabra Health Care REIT, Inc.	16	468
Sunstone Hotel Investors, Inc.	24	357
Ventas, Inc.	31	2,009

		11,011

TOTAL COMMON STOCKS – 98.7%		$46,705
(Cost: $40,812)

SHORT-TERM SECURITIES	Principal
Master Note – 1.2%
Toyota Motor Credit Corp.,
0.104%, 7-2-14 (B)	$586	586

TOTAL SHORT-TERM SECURITIES – 1.2%		$586
(Cost: $586)

TOTAL INVESTMENT SECURITIES – 99.9%		$47,291
(Cost: $41,398)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		31

NET ASSETS – 100.0%		$47,322

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2014. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$46,705	$—	$—
Short-Term Securities	—	586	—
Total	$46,705	$586	$—

As of June 30, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

82	SEMIANNUAL REPORT	2014

PORTFOLIO HIGHLIGHTS

Science and Technology	ALL DATA IS AS OF JUNE 30, 2014 (UNAUDITED)

Asset Allocation

Stocks	98.9%
Information Technology	67.6%
Health Care	15.3%
Industrials	5.7%
Consumer Discretionary	4.3%
Materials	2.9%
Telecommunication Services	1.8%
Financials	0.8%
Utilities	0.5%
Warrants	0.1%
Cash and Cash Equivalents	1.0%

Country Weightings

North America	78.7%
United States	78.7%
Europe	9.7%
Pacific Basin	4.9%
Bahamas/Caribbean	2.8%
Other	2.3%
South America	0.6%
Cash and Cash Equivalents	1.0%

Top 10 Equity Holdings

Company	Sector	Industry
Micron Technology, Inc.	Information Technology	Semiconductors
Aspen Technology, Inc.	Information Technology	Application Software
Alliance Data Systems Corp.	Information Technology	Data Processing & Outsourced Services
Cree, Inc.	Information Technology	Semiconductors
Vertex Pharmaceuticals, Inc.	Health Care	Biotechnology
Euronet Worldwide, Inc.	Information Technology	Data Processing & Outsourced Services
iGATE Corp.	Information Technology	IT Consulting & Other Services
Pentair, Inc.	Industrials	Industrial Machinery
Facebook, Inc., Class A	Information Technology	Internet Software & Services
ACI Worldwide, Inc.	Information Technology	Application Software

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

2014	SEMIANNUAL REPORT	83

SCHEDULE OF INVESTMENTS

Science and Technology (in thousands)	JUNE 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value
Application Software – 9.8%
ACI Worldwide, Inc. (A)	270	$15,052
Aspen Technology, Inc. (A)	672	31,158
Qlik Technologies, Inc. (A)	231	5,232
Silver Spring Networks, Inc. (A)	552	7,362

		58,804

Biotechnology – 5.5%
Evogene Ltd. (A)	145	2,357
Isis Pharmaceuticals, Inc. (A)	311	10,714
Vertex Pharmaceuticals, Inc. (A)	216	20,489

		33,560

Commodity Chemicals – 0.3%
BioAmber, Inc. (A)	206	2,054

Communications Equipment – 0.7%
Ruckus Wireless, Inc. (A)	328	3,911

Construction & Engineering – 1.8%
Abengoa S.A., Class B ADR	395	10,519

Consumer Electronics – 3.9%
Garmin Ltd.	159	9,671
Harman International Industries, Inc.	129	13,890

		23,561

Data Processing & Outsourced Services – 12.4%
Alliance Data Systems Corp. (A)	105	29,645
Euronet Worldwide, Inc. (A)	389	18,751
EVERTEC, Inc.	241	5,844
QIWI plc ADR	223	8,977
WNS (Holdings) Ltd. ADR (A)	589	11,289

		74,506

Electrical Components & Equipment – 0.3%
SolarCity Corp. (A)	23	1,624

Electronic Components – 1.8%
Universal Display Corp. (A)	230	7,367
Vishay Intertechnology, Inc.	213	3,302

		10,669

Electronic Equipment & Instruments – 1.0%
FLIR Systems, Inc.	175	6,092

Fertilizers & Agricultural Chemicals – 2.6%
Marrone Bio Innovations, Inc. (A)	280	3,249
Monsanto Co.	97	12,124

		15,373

COMMON STOCKS (Continued)	Shares	Value
Health Care Equipment – 2.9%
Boston Scientific Corp. (A)	713	$9,111
Cardiovascular Systems, Inc. (A)	76	2,368
Volcano Corp. (A)	325	5,716

		17,195

Health Care Facilities – 1.1%
Tenet Healthcare Corp. (A)	136	6,398

Health Care Technology – 1.6%
Cerner Corp. (A)	182	9,382

Industrial Conglomerates – 0.8%
Toshiba Corp. (B)	1,075	5,019

Industrial Machinery – 2.8%
ESCO Technologies, Inc.	15	523
Pentair, Inc. (A)	227	16,393

		16,916

Integrated Telecommunication Services – 0.7%
Windstream Corp.	418	4,164

Internet Retail – 0.4%
Coupons.com, Inc. (A)	88	2,313

Internet Software & Services – 6.4%
21Vianet Group, Inc. ADR (A)	176	5,263
Facebook, Inc., Class A (A)	231	15,557
Google, Inc., Class A (A)	15	8,770
Google, Inc., Class A (A)	15	8,629

		38,219

IT Consulting & Other Services – 6.1%
Acxiom Corp. (A)	618	13,400
EPAM Systems, Inc. (A)	153	6,703
iGATE Corp. (A)	459	16,695

		36,798

Managed Health Care – 2.3%
Odontoprev S.A. (B)	794	3,423
UnitedHealth Group, Inc.	128	10,472

		13,895

Office REITs – 0.8%
QTS Realty Trust, Inc., Class A	163	4,675

Pharmaceuticals – 1.9%
Teva Pharmaceutical Industries Ltd. ADR	213	11,181

Renewable Electricity – 0.5%
Abengoa Yield plc (A)	78	2,950

Semiconductor Equipment – 1.7%
Lam Research Corp.	46	3,136
Nanometrics, Inc. (A)	154	2,809
Photronics, Inc. (A)	473	4,065

		10,010

COMMON STOCKS (Continued)	Shares	Value
Semiconductors – 24.8%
Advanced Micro Devices, Inc. (A)	817	$3,424
Cree, Inc. (A)	494	24,680
Cypress Semiconductor Corp.	669	7,299
Dialog Semiconductor plc (A)(B)	269	9,332
Marvell Technology Group Ltd.	506	7,248
Micron Technology, Inc. (A)	1,733	57,107
Microsemi Corp. (A)	378	10,107
NXP Semiconductors N.V. (A)	192	12,707
Rambus, Inc. (A)	627	8,965
Samsung Electronics Co. Ltd. (B)	6	7,839

		148,708

Systems Software – 2.0%
Microsoft Corp.	281	11,726

Technology Hardware, Storage & Peripherals – 0.9%
Apple, Inc.	60	5,594

Wireless Telecommunication Service – 1.1%
Sprint Nextel Corp. (A)	807	6,880

TOTAL COMMON STOCKS – 98.9%		$592,696
(Cost: $357,444)

WARRANTS
Commodity Chemicals – 0.1%
BioAmber, Inc., Expires 5-9-17 (C)	201	506

TOTAL WARRANTS – 0.1%		$506
(Cost: $24)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 0.9%
United Technologies Corp.,
0.070%, 7-1-14 (D)	$5,398	5,398

Master Note – 0.3%
Toyota Motor Credit Corp.,
0.104%, 7-2-14 (E)	2,225	2,225

84	SEMIANNUAL REPORT	2014

SCHEDULE OF INVESTMENTS

Science and Technology (in thousands)	JUNE 30, 2014 (UNAUDITED)

SHORT-TERM SECURITIES (Continued)	Principal	Value
Municipal Obligations - Taxable – 0.1%
MS Business Fin Corp., Gulf Opp Zone Indl Dev Rev Bonds (Chevron USA, Inc. Proj), Ser 2007B (GTD by Chevron Corp.),
0.020%, 7-1-14 (E)	$300	$300

TOTAL SHORT-TERM SECURITIES – 1.3%		$7,923
(Cost: $7,923)

TOTAL INVESTMENT SECURITIES – 100.3%		$601,125
(Cost: $365,391)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.3%)		(1,873)

NET ASSETS – 100.0%		$599,252

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(D)	Rate shown is the yield to maturity at June 30, 2014.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2014. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$592,696	$—	$—
Warrants	—	506	—
Short-Term Securities	—	7,923	—

Total	$592,696	$8,429	$—

During the period ended June 30, 2014, securities totaling $147 were transferred from Level 1 to Level 2 due to the lack of observable market data due to decreased market activity or information for these securities.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GTD = Guaranteed

REIT = Real Estate Investment Trust

2014	SEMIANNUAL REPORT	85

SCHEDULE OF INVESTMENTS

Science and Technology (in thousands)	JUNE 30, 2014 (UNAUDITED)

Country Diversification

(as a % of net assets)
United States	78.7%
Bermuda	2.8%
United Kingdom	2.7%
Israel	2.3%
Netherlands	2.1%
India	1.9%
Spain	1.8%
Germany	1.6%
Cyprus	1.5%
South Korea	1.3%
Other Countries	2.3%
Other+	1.0%

+Includes cash and cash equivalents and other assets and liabilities

See Accompanying Notes to Financial Statements.

86	SEMIANNUAL REPORT	2014

PORTFOLIO HIGHLIGHTS

Small Cap Growth	ALL DATA IS AS OF JUNE 30, 2014 (UNAUDITED)

Asset Allocation

Stocks	98.1%
Information Technology	26.1%
Consumer Discretionary	23.3%
Industrials	20.7%
Health Care	18.3%
Energy	7.6%
Financials	1.8%
Materials	0.3%
Cash and Cash Equivalents	1.9%

Top 10 Equity Holdings

Company	Sector
Portfolio Recovery Associates, Inc.	Industrials
Targa Resources Corp.	Energy
Harman International Industries, Inc.	Consumer Discretionary
Lithia Motors, Inc.	Consumer Discretionary
Amerigon, Inc.	Consumer Discretionary
Huntington Ingalls Industries, Inc.	Industrials
IPG Photonics Corp.	Information Technology
Demandware, Inc.	Information Technology
WageWorks, Inc.	Industrials
Swift Transportation Co.	Industrials

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

2014	SEMIANNUAL REPORT	87

SCHEDULE OF INVESTMENTS

Small Cap Growth (in thousands)	JUNE 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value
Aerospace & Defense – 2.6%
Huntington Ingalls Industries, Inc.	103	$9,746

Air Freight & Logistics – 1.5%
Hub Group, Inc. (A)	112	5,636

Apparel Retail – 1.3%
Zumiez, Inc. (A)	182	5,031

Apparel, Accessories & Luxury Goods – 1.8%
Under Armour, Inc., Class A (A)	111	6,608

Application Software – 6.3%
Synchronoss Technologies, Inc. (A)	224	7,822
Tyler Technologies, Inc. (A)	87	7,943
Ultimate Software Group, Inc. (The) (A)	54	7,482

		23,247

Auto Parts & Equipment – 3.6%
Amerigon, Inc. (A)	299	13,272

Automotive Retail – 5.1%
Asbury Automotive Group, Inc. (A)	79	5,443
Lithia Motors, Inc.	146	13,725

		19,168

Biotechnology – 1.2%
KYTHERA Biopharmaceuticals, Inc. (A)	115	4,410

Broadcasting – 1.3%
Entravision Communications Corp.	788	4,904

Building Products – 1.6%
Apogee Enterprises, Inc.	168	5,860

Communications Equipment – 6.0%
Aruba Networks, Inc. (A)	252	4,424
Finisar Corp. (A)	221	4,358
Ruckus Wireless, Inc. (A)	563	6,710
ShoreTel, Inc. (A)	986	6,426

		21,918

Computer & Electronics Retail – 1.5%
Conn’s, Inc. (A)	113	5,567

Consumer Electronics – 3.8%
Harman International Industries, Inc.	133	14,240

Consumer Finance – 1.2%
JGWPT Holdings, Inc., Class A (A)	392	4,410

Data Processing & Outsourced Services – 0.7%
EVERTEC, Inc.	114	2,762

COMMON STOCKS (Continued)	Shares	Value
Diversified Metals & Mining – 0.3%
Horsehead Holding Corp. (A)	66	$1,211

Diversified Support Services – 4.2%
Portfolio Recovery Associates, Inc. (A)	261	15,516

Electrical Components & Equipment – 1.0%
Acuity Brands, Inc.	28	3,892

Electronic Components – 0.9%
Universal Display Corp. (A)	107	3,428

Electronic Manufacturing Services – 3.6%
IPG Photonics Corp. (A)	135	9,309
Methode Electronics, Inc.	108	4,143

		13,452

Footwear – 1.8%
Skechers USA, Inc. (A)	148	6,741

Health Care Equipment – 3.3%
Cyberonics, Inc. (A)	114	7,096
DexCom, Inc. (A)	132	5,232

		12,328

Health Care Facilities – 4.3%
Acadia Healthcare Co., Inc. (A)	115	5,236
Hanger Orthopedic Group, Inc. (A)	201	6,335
Surgical Care Affiliates, Inc. (A)	148	4,295

		15,866

Health Care Services – 1.0%
Air Methods Corp.	70	3,627

Health Care Supplies – 2.6%
Align Technology, Inc. (A)	109	6,084
Vascular Solutions, Inc. (A)	169	3,759

		9,843

Human Resource & Employment Services – 2.4%
WageWorks, Inc. (A)	186	8,980

Industrial Machinery – 5.2%
Barnes Group, Inc.	134	5,149
Proto Labs, Inc. (A)	99	8,083
Rexnord Corp. (A)	218	6,145

		19,377

Internet Software & Services – 5.3%
Demandware, Inc. (A)	134	9,286
OpenTable, Inc. (A)	56	5,813
Textura Corp. (A)	203	4,807

		19,906

Investment Banking & Brokerage – 0.6%
Moelis & Co., Class A (A)	70	2,343

COMMON STOCKS (Continued)	Shares	Value
Leisure Facilities – 1.0%
Vail Resorts, Inc.	48	$3,722

Oil & Gas Equipment & Services – 3.0%
Dril-Quip, Inc. (A)	56	6,140
Helix Energy Solutions Group, Inc. (A)	70	1,838
Nuverra Environmental Solutions, Inc. (A)	155	3,113

		11,091

Oil & Gas Exploration & Production – 0.5%
Bonanza Creek Energy, Inc. (A)	31	1,759

Oil & Gas Storage & Transportation – 4.1%
Targa Resources Corp.	110	15,356

Pharmaceuticals – 5.9%
Akorn, Inc. (A)	184	6,114
Aratana Therapeutics, Inc. (A)	91	1,414
Revance Therapeutics, Inc. (A)	161	5,478
Salix Pharmaceuticals Ltd. (A)	63	7,787
ZS Pharma, Inc. (A)	50	1,438

		22,231

Restaurants – 0.9%
Krispy Kreme Doughnuts, Inc. (A)	208	3,323

Semiconductors – 3.3%
Atmel Corp. (A)	499	4,672
Canadian Solar, Inc. (A)	78	2,445
Integrated Device Technology, Inc. (A)	343	5,302

		12,419

Specialized Consumer Services – 1.2%
LifeLock, Inc. (A)	324	4,528

Trucking – 2.2%
Swift Transportation Co. (A)	326	8,224

TOTAL COMMON STOCKS – 98.1%		$365,942
(Cost: $264,249)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 1.3%
United Technologies Corp.,
0.070%, 7-1-14 (B)	$1,684	1,684
Wal-Mart Stores, Inc.,
0.060%, 7-14-14 (B)	3,000	3,000

		4,684

88	SEMIANNUAL REPORT	2014

SCHEDULE OF INVESTMENTS

Small Cap Growth (in thousands)	JUNE 30, 2014 (UNAUDITED)

SHORT-TERM SECURITIES (Continued)	Principal	Value
Master Note – 0.4%
Toyota Motor Credit Corp.,
0.104%, 7-2-14 (C)	$1,579	$1,579

TOTAL SHORT-TERM SECURITIES – 1.7%		$6,263
(Cost: $6,263)

TOTAL INVESTMENT SECURITIES – 99.8%		$372,205
(Cost: $270,512)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		914

NET ASSETS – 100.0%		$373,119

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at June 30, 2014.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014. Date shown represents the date that the variable rate resets.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2014. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$365,942	$—	$—
Short-Term Securities	—	6,263	—

Total	$365,942	$6,263	$—

As of June 30, 2014, there were no transfers between Level 1 and 2 during the period.

See Accompanying Notes to Financial Statements.

2014	SEMIANNUAL REPORT	89

PORTFOLIO HIGHLIGHTS

Small Cap Value	ALL DATA IS AS OF JUNE 30, 2014 (UNAUDITED)

Asset Allocation

Stocks	90.2%
Financials	25.7%
Industrials	18.3%
Consumer Discretionary	12.6%
Energy	10.2%
Information Technology	10.2%
Materials	7.1%
Health Care	5.0%
Utilities	1.1%
Cash and Cash Equivalents	9.8%

Top 10 Equity Holdings

Company	Sector
Armstrong World Industries, Inc.	Industrials
Teradyne, Inc.	Information Technology
Matson, Inc.	Industrials
Saia, Inc.	Industrials
Atlas Pipeline Partners L.P.	Energy
Carmike Cinemas, Inc.	Consumer Discretionary
LifePoint Hospitals, Inc.	Health Care
Western Alliance Bancorporation	Financials
SunCoke Energy Partners L.P.	Materials
Marten Transport Ltd.	Industrials

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

90	SEMIANNUAL REPORT	2014

SCHEDULE OF INVESTMENTS

Small Cap Value (in thousands)	JUNE 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value
Aerospace & Defense – 0.5%
Triumph Group, Inc.	21	$1,445

Apparel Retail – 2.7%
AnnTaylor Stores Corp. (A)	82	3,366
Express, Inc. (A)	101	1,713
Stage Stores, Inc.	151	2,818

		7,897

Application Software – 0.8%
Synchronoss Technologies, Inc. (A)	72	2,503

Auto Parts & Equipment – 3.8%
Dana Holding Corp.	246	6,009
Visteon Corp. (A)	54	5,248

		11,257

Building Products – 4.7%
Armstrong World Industries, Inc. (A)	140	8,057
Continental Building Products, Inc. (A)	146	2,250
NCI Building Systems, Inc. (A)	192	3,723

		14,030

Casinos & Gaming – 2.0%
Pinnacle Entertainment, Inc. (A)	239	6,026

Construction & Engineering – 1.1%
Foster Wheeler Ltd. (A)	99	3,387

Construction Machinery & Heavy Trucks – 2.8%
Manitowoc Co., Inc. (The)	130	4,271
Terex Corp.	99	4,057

		8,328

Consumer Finance – 0.5%
JGWPT Holdings, Inc., Class A (A)	128	1,440

Data Processing & Outsourced Services – 2.3%
CoreLogic, Inc. (A)	97	2,945
EVERTEC, Inc.	163	3,958

		6,903

Forest Products – 1.0%
Boise Cascade Co. (A)	103	2,938

Gas Utilities – 1.1%
Southwest Gas Corp.	62	3,290

Health Care Facilities – 5.0%
Community Health Systems, Inc. (A)	79	3,580
HealthSouth Corp.	118	4,236
LifePoint Hospitals, Inc. (A)	113	7,036

		14,852

COMMON STOCKS (Continued)	Shares	Value
Health Care REITs – 0.4%
Titan International, Inc.	69	$1,157

Homebuilding – 0.5%
M.D.C. Holdings, Inc.	50	1,521

Life & Health Insurance – 2.8%
American Equity Investment Life Holding Co.	151	3,710
Fidelity & Guaranty Life	197	4,713

		8,423

Marine – 2.6%
Matson, Inc.	290	7,787

Metal & Glass Containers – 1.1%
Owens-Illinois, Inc. (A)	94	3,246

Movies & Entertainment – 3.6%
Carmike Cinemas, Inc. (A)	209	7,328
Cinemark Holdings, Inc.	96	3,377

		10,705

Office REITs – 2.7%
Corporate Office Properties Trust	164	4,567
Lexington Corp. Properties Trust	318	3,504

		8,071

Oil & Gas Equipment & Services – 4.0%
Basic Energy Services, Inc. (A)	135	3,942
GulfMark Offshore, Inc.	53	2,390
Key Energy Services, Inc. (A)	361	3,300
McDermott International, Inc. (A)	270	2,180

		11,812

Oil & Gas Exploration & Production – 0.4%
RSP Permian, Inc. (A)	37	1,187

Oil & Gas Refining & Marketing – 1.9%
Western Refining, Inc.	147	5,531

Oil & Gas Storage & Transportation – 3.9%
Atlas Energy L.P.	99	4,421
Atlas Pipeline Partners L.P.	217	7,461

		11,882

Property & Casualty Insurance – 1.8%
Argo Group International Holdings Ltd.	103	5,260

Real Estate Operating Companies – 1.4%
Forest City Enterprises, Inc., Class A (A)	216	4,284

Regional Banks – 8.7%
First Horizon National Corp.	407	4,829
Synovus Financial Corp.	150	3,649

COMMON STOCKS (Continued)	Shares	Value
Regional Banks (Continued)
Texas Capital Bancshares, Inc. (A)	67	$3,620
Webster Financial Corp.	116	3,665
Western Alliance Bancorporation (A)	294	7,001
Zions Bancorporation	105	3,083

		25,847

Reinsurance – 4.9%
Endurance Specialty Holdings Ltd.	88	4,535
Maiden Holdings Ltd.	369	4,464
Reinsurance Group of America, Inc.	71	5,570

		14,569

Semiconductor Equipment – 2.6%
Teradyne, Inc.	398	7,807

Semiconductors – 2.8%
Freescale Semiconductor, Inc. (A)	192	4,505
Spansion, Inc. (A)	168	3,538

		8,043

Specialized REITs – 1.4%
Strategic Hotels & Resorts, Inc. (A)	343	4,018

Specialty Chemicals – 2.8%
Cytec Industries, Inc.	44	4,628
Kraton Performance Polymers, Inc. (A)	177	3,956

		8,584

Steel – 2.2%
SunCoke Energy Partners L.P.	213	6,418

Technology Distributors – 1.7%
Insight Enterprises, Inc. (A)	165	5,072

Trucking – 6.6%
Con-way, Inc.	109	5,469
Marten Transport Ltd.	278	6,208
Saia, Inc. (A)	172	7,563

		19,240

TOTAL COMMON STOCKS – 89.1%		$264,760
(Cost: $210,573)

INVESTMENT FUNDS
Asset Management & Custody Banks – 1.1%
THL Credit, Inc.	234	3,282

TOTAL INVESTMENT FUNDS – 1.1%		$3,282
(Cost: $3,062)

2014	SEMIANNUAL REPORT	91

SCHEDULE OF INVESTMENTS

Small Cap Value (in thousands)	JUNE 30, 2014 (UNAUDITED)

SHORT-TERM SECURITIES	Principal	Value
Commercial Paper – 7.7%
Army & Air Force Exchange Service,
0.090%, 7-16-14 (B)	$3,200	$3,200
Exxon Mobil Corp.,
0.060%, 7-10-14 (B)	4,000	4,000
United Technologies Corp.,
0.070%, 7-1-14 (B)	8,476	8,476
USAA Capital Corp.,
0.060%, 7-1-14 (B)	7,000	7,000

		22,676

Master Note – 1.1%
Toyota Motor Credit Corp.,
0.104%, 7-2-14 (C)	3,279	3,279

Municipal Obligations – Taxable – 0.9%
Franklin, OH, Var Rate Demand Hosp Fac Rfdg and Impvt Rev Bonds (U.S. Hlth Corp. of Columbus), Ser 1996A (GTD by U.S. Bank N.A.),
0.060%, 7-7-14 (C)	1,430	1,430

SHORT-TERM SECURITIES (Continued)	Principal	Value
Municipal Obligations – Taxable (Continued)
NYC GO Bonds, Fiscal 2006 Ser E (GTD by Bank of America N.A.),
0.080%, 7-7-14 (C)	$1,283	$1,283

		2,713

TOTAL SHORT-TERM SECURITIES – 9.7%		$28,668
(Cost: $28,668)

TOTAL INVESTMENT SECURITIES – 99.9%		$296,710
(Cost: $242,303)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.1%		297

NET ASSETS – 100.0%		$297,007

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the yield to maturity at June 30, 2014.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014. Date shown represents the date that the variable rate resets.

The following written options were outstanding at June 30, 2014 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Manitowoc Co., Inc. (The)	Societe Generale Bank	Call	650	August 2014	$35.00	$59	$(49)

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2014. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$264,760	$—	$—
Investment Funds	3,282	—	—
Short-Term Securities	—	28,668	—

Total	$268,042	$28,668	$—

Liabilities
Written Options	$—	$49	$—

As of June 30, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

92	SEMIANNUAL REPORT	2014

PORTFOLIO HIGHLIGHTS

Value	ALL DATA IS AS OF JUNE 30, 2014 (UNAUDITED)

Asset Allocation

Stocks	97.2%
Financials	25.2%
Energy	20.4%
Health Care	13.1%
Information Technology	13.0%
Consumer Discretionary	10.6%
Consumer Staples	7.5%
Materials	6.3%
Industrials	1.1%
Cash and Cash Equivalents	2.8%

Top 10 Equity Holdings

Company	Sector
Western Digital Corp.	Information Technology
Capital One Financial Corp.	Financials
JPMorgan Chase & Co.	Financials
Citigroup, Inc.	Financials
Time Warner Cable, Inc.	Consumer Discretionary
SanDisk Corp.	Information Technology
Xerox Corp.	Information Technology
Atlas Energy L.P.	Energy
Marathon Petroleum Corp.	Energy
Humana, Inc.	Health Care

See your advisor for more information on the Portfolio’s most recently published Top 10 Equity Holdings.

2014	SEMIANNUAL REPORT	93

SCHEDULE OF INVESTMENTS

Value (in thousands)	JUNE 30, 2014 (UNAUDITED)

COMMON STOCKS	Shares	Value
Asset Management & Custody Banks – 1.8%
Blackstone Group L.P. (The)	197	$6,571

Biotechnology – 1.9%
Amgen, Inc.	58	6,877

Cable & Satellite – 4.0%
Time Warner Cable, Inc.	100	14,701

Consumer Finance – 6.0%
Ally Financial, Inc. (A)	205	4,892
Capital One Financial Corp.	201	16,586

		21,478

Department Stores – 2.0%
Macy’s, Inc.	124	7,194

Diversified Chemicals – 3.2%
Dow Chemical Co. (The)	226	11,609

Drug Retail – 2.7%
CVS Caremark Corp.	130	9,791

Electronic Equipment & Instruments – 4.0%
Xerox Corp.	1,161	14,447

General Merchandise Stores – 2.8%
Target Corp.	171	9,927

Health Care Distributors – 2.0%
McKesson Corp. (B)	39	7,169

Health Care Facilities – 2.3%
HCA Holdings, Inc. (A)	147	8,305

Hotels, Resorts & Cruise Lines – 1.8%
Wyndham Worldwide Corp.	84	6,368

Industrial Machinery – 1.1%
Parker Hannifin Corp.	31	3,885

Integrated Oil & Gas – 2.9%
Occidental Petroleum Corp.	101	10,355

COMMON STOCKS (Continued)	Shares	Value
Investment Banking & Brokerage – 1.0%
Goldman Sachs Group, Inc. (The)	22	$3,633

Life & Health Insurance – 2.5%
MetLife, Inc.	162	8,990

Managed Health Care – 4.4%
Humana, Inc. (B)	91	11,674
WellPoint, Inc.	36	3,863

		15,537

Oil & Gas Refining & Marketing – 7.2%
HollyFrontier Corp.	152	6,654
Marathon Petroleum Corp.	152	11,844
Phillips 66	92	7,383

		25,881

Oil & Gas Storage & Transportation – 10.3%
Atlas Energy L.P.	309	13,885
Atlas Pipeline Partners L.P.	264	9,092
MarkWest Energy Partners L.P.	65	4,653
Regency Energy Partners L.P.	297	9,557

		37,187

Other Diversified Financial Services – 8.6%
Citigroup, Inc.	324	15,275
JPMorgan Chase & Co.	266	15,316

		30,591

Pharmaceuticals – 2.5%
Teva Pharmaceutical Industries Ltd. ADR	173	9,048

Property & Casualty Insurance – 2.3%
ACE Ltd.	81	8,358

Reinsurance – 3.0%
Reinsurance Group of America, Inc.	136	10,754

Soft Drinks – 1.9%
Coca-Cola Enterprises, Inc. (C)	146	6,957

COMMON STOCKS (Continued)	Shares	Value

Specialty Chemicals – 3.1%
LyondellBasell Industries N.V., Class A	113	$11,015

Technology Hardware, Storage & Peripherals – 9.0%
SanDisk Corp.	141	14,683
Western Digital Corp.	189	17,407

		32,090

Tobacco – 2.9%
Philip Morris International, Inc.	123	10,327

TOTAL COMMON STOCKS – 97.2%		$349,045
(Cost: $287,039)

SHORT-TERM SECURITIES	Principal
Commercial Paper – 1.6%
United Technologies Corp.,
0.070%, 7-1-14 (D)	$5,515	5,515

Master Note – 1.0%
Toyota Motor Credit Corp.,
0.104%, 7-2-14 (E)	3,761	3,761

TOTAL SHORT-TERM SECURITIES – 2.6%		$9,276
(Cost: $9,276)

TOTAL INVESTMENT SECURITIES – 99.8%		$358,321
(Cost: $296,315)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		764

NET ASSETS – 100.0%		$359,085

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of the security position is held in collateralized accounts to cover potential obligations with respect to outstanding written options.

(C)	All or a portion of the security position is held in collateralized accounts for OTC derivatives collateral as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(D)	Rate shown is the yield to maturity at June 30, 2014.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2014. Date shown represents the date that the variable rate resets.

94	SEMIANNUAL REPORT	2014

SCHEDULE OF INVESTMENTS

Value (in thousands)	JUNE 30, 2014 (UNAUDITED)

The following written options were outstanding at June 30, 2014 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Expiration Month	Exercise Price	Premium Received	Value
Coca-Cola Enterprises, Inc.	Morgan Stanley & Co., Inc.	Call	1,434	August 2014	$49.00	$90	$(132)
Humana, Inc.	N/A	Call	286	August 2014	140.00	38	(35)
Limited Brands, Inc.	N/A	Put	239	August 2014	55.00	42	(14)
McKesson Corp.	N/A	Call	193	August 2014	200.00	46	(14)

						$216	$(195)

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of June 30, 2014. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$349,045	$—	$—
Short-Term Securities	—	9,276	—

Total	$349,045	$9,276	$—

Liabilities
Written Options	$63	$132	$—

As of June 30, 2014, there were no transfers between Level 1 and 2 during the period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

OTC = Over the Counter

See Accompanying Notes to Financial Statements.

2014	SEMIANNUAL REPORT	95

STATEMENTS OF ASSETS AND LIABILITIES

Ivy Funds VIP	AS OF JUNE 30, 2014 (UNAUDITED)

(In thousands, except per share amounts)	Pathfinder Aggressive		Pathfinder Conservative		Pathfinder Moderate	Pathfinder Moderately Aggressive		Pathfinder Moderately Conservative		Pathfinder Moderate – Managed Volatility		Pathfinder Moderately Aggressive – Managed Volatility
ASSETS
Investments in unaffiliated securities at market value+	$578		$439		$222	$631		$544		$3,391		$1,209
Investments in affiliated securities at market value+	87,969		122,497		934,548	1,116,463		300,596		102,286		30,184
Investments at Market Value	88,547		122,936		934,770	1,117,094		301,140		105,677		31,393
Cash	1		—	*	1	1		1		1		—	*
Restricted cash	—		—		—	—		—		52		17
Investment securities sold receivable	22		161		378	—		56		—		—
Dividends and interest receivable	—	*	—	*	1	—	*	—	*	—	*	—	*
Capital shares sold receivable	—	*	48		1,884	43		1,086		857		241
Variation margin receivable	—		—		—	—		—		—	*	—	*
Prepaid and other assets	—		—		—	—		—		5		5
Total Assets	88,570		123,145		937,034	1,117,138		302,283		106,592		31,656

LIABILITIES
Investment securities purchased payable	—		—		—	31		—		227		275
Capital shares redeemed payable	32		6		105	543		33		6		3
Trustees and Chief Compliance Officer fees payable	5		5		33	40		11		—	*	—	*
Shareholder servicing payable	—	*	—	*	3	4		1		—	*	—	*
Investment management fee payable	—		—		—	—		—		1		—	*
Accounting services fee payable	2		3		13	15		5		2		1
Other liabilities	3		3		9	14		9		4		2
Total Liabilities	42		17		163	647		59		240		281
Total Net Assets	$88,528		$123,128		$936,871	$1,116,491		$302,224		$106,352		$31,375

NET ASSETS
Capital paid in (shares authorized – unlimited)	$73,874		$110,320		$787,729	$912,789		$262,442		$102,377		$29,849
Undistributed net investment income	2,360		1,399		15,606	25,261		4,256		1,292		541
Accumulated net realized gain	7,800		6,675		66,941	83,966		19,384		4,773		1,678
Net unrealized appreciation (depreciation)	4,494		4,734		66,595	94,475		16,142		(2,090)		(693)
Total Net Assets	$88,528		$123,128		$936,871	$1,116,491		$302,224		$106,352		$31,375

CAPITAL SHARES OUTSTANDING	15,552		22,473		160,946	183,043		52,603		19,190		5,596

NET ASSET VALUE PER SHARE	$5.69		$5.48		$5.82	$6.10		$5.75		$5.54		$5.61

+COST
Investments in unaffiliated securities at cost	$578		$439		$222	$631		$544		$3,391		$1,209
Investments in affiliated securities at cost	83,475		117,763		867,953	1,021,988		284,454		104,385		30,880

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

96	SEMIANNUAL REPORT	2014

STATEMENTS OF ASSETS AND LIABILITIES

Ivy Funds VIP	AS OF JUNE 30, 2014 (UNAUDITED)

(In thousands, except per share amounts)	Pathfinder Moderately Conservative – Managed Volatility		Asset Strategy(1)	Balanced	Bond		Core Equity		Dividend Opportunities	Energy
ASSETS
Investments in unaffiliated securities at market value+	$632		$1,571,122	$413,840	$314,782		$503,677		$506,035	$145,196
Investments in affiliated securities at market value+	20,479		40,864	—	—		—		—	—
Bullion at market value+	—		108,658	—	—		—		—	—
Investments at Market Value	21,111		1,720,644	413,840	314,782		503,677		506,035	145,196
Cash	—	*	1,458	1	1		—	*	1	—	*
Cash denominated in foreign currencies at market value+	—		1,283	—	—		—		—	—
Restricted cash	9		—	—	—		—		—	—
Investment securities sold receivable	—		—	1,766	—		17,730		—	603
Dividends and interest receivable	—	*	5,753	965	2,603		473		741	94
Capital shares sold receivable	3		1,961	29	—	*	59		82	1,323
Unrealized appreciation on swap agreements	—		2,709	—	—		—		—	—
Prepaid and other assets	6		—	—	—	*	—		—	—
Total Assets	21,129		1,733,808	416,601	317,386		521,939		506,859	147,216

LIABILITIES
Investment securities purchased payable	—		6,796	2,531	—		6,609		1,226	3,964
Capital shares redeemed payable	1		1,241	340	715		506		204	5
Trustees and Chief Compliance Officer fees payable	—	*	138	85	78		162		25	4
Service fee payable	—		12	3	2		3		3	1
Shareholder servicing payable	—	*	6	2	1		2		2	1
Investment management fee payable	—	*	32	8	4		9		10	3
Accounting services fee payable	1		21	10	8		11		11	5
Unrealized depreciation on forward foreign currency contracts	—		316	—	—		—		—	—
Unrealized depreciation on swap agreements	—		346	—	—		—		—	—
Variation margin payable	—		—	—	22		—		—	—
Written options at market value+	—		89	—	—		—		—	—
Other liabilities	2		152	7	8		9		8	4
Total Liabilities	4		9,149	2,986	838		7,311		1,489	3,987
Total Net Assets	$21,125		$1,724,659	$413,615	$316,548		$514,628		$505,370	$143,229

NET ASSETS
Capital paid in (shares authorized – unlimited)	$20,280		$1,334,813	$279,206	$306,370		$354,873		$357,933	$108,047
Undistributed net investment income	195		15,996	1,736	3,666		831		3,098	36
Accumulated net realized gain (loss)	875		252,836	22,307	(1,407)		29,111		23,948	(1,989)
Net unrealized appreciation (depreciation)	(225)		121,014	110,366	7,919		129,813		120,391	37,135
Total Net Assets	$21,125		$1,724,659	$413,615	$316,548		$514,628		$505,370	$143,229

CAPITAL SHARES OUTSTANDING	3,883		151,656	41,312	59,731		37,351		57,311	16,435

NET ASSET VALUE PER SHARE	$5.44		$11.37	$10.01	$5.30		$13.78		$8.82	$8.72

+COST
Investments in unaffiliated securities at cost	$632		$1,449,425	$303,474	$306,874		$373,864		$385,644	$108,061
Investments in affiliated securities at cost	20,704		40,864	—	—		—		—	—
Bullion at cost	—		111,563	—	—		—		—	—
Cash denominated in foreign currencies at cost	—		1,284	—	—		—		—	—
Written options premiums received at cost	—		234	—	—		—		—	—

*	Not shown due to rounding.

(1)	Consolidated Statement of Assets and Liabilities (See Note 6 in Notes to Financial Statements).

See Accompanying Notes to Financial Statements.

2014	SEMIANNUAL REPORT	97

STATEMENTS OF ASSETS AND LIABILITIES

Ivy Funds VIP	AS OF JUNE 30, 2014 (UNAUDITED)

(In thousands, except per share amounts)	Global Bond		Global Natural Resources	Growth		High Income		International Core Equity	International Growth	Limited- Term Bond
ASSETS
Investments in unaffiliated securities at market value+	$18,629		$195,623	$815,968		$867,103		$710,578	$436,003	$459,150
Investments at Market Value	18,629		195,623	815,968		867,103		710,578	436,003	459,150
Cash	8		1	—	*	1,855		1	1	—	*
Cash denominated in foreign currencies at market value+	—		—	—		4		819	1	—
Restricted cash	—		—	—		—		21	—	—
Investment securities sold receivable	—		—	—		5,421		547	5,536	—
Dividends and interest receivable	208		152	636		11,448		1,945	1,451	4,125
Capital shares sold receivable	2		102	69		1,322		116	86	123
Prepaid and other assets	—		—	1		—	*	—	—	—
Total Assets	18,847		195,878	816,674		887,153		714,027	443,078	463,398

LIABILITIES
Investment securities purchased payable	162		3,196	—		18,182		5,953	—	—
Capital shares redeemed payable	2		192	765		479		331	168	107
Trustees and Chief Compliance Officer fees payable	1		17	242		48		73	55	9
Service fee payable	—	*	1	6		6		5	3	3
Shareholder servicing payable	—	*	1	4		2		2	2	1
Investment management fee payable	—		5	15		14		16	10	6
Accounting services fee payable	1		6	17		17		14	11	11
Unrealized depreciation on forward foreign currency contracts	—		81	—		14		218	81	—
Variation margin payable	—		—	—		—		—	—	73
Other liabilities	8		6	18		60		44	26	6
Total Liabilities	174		3,505	1,067		18,822		6,656	356	216
Total Net Assets	$18,673		$192,373	$815,607		$868,331		$707,371	$442,722	$463,182

NET ASSETS
Capital paid in (shares authorized – unlimited)	$18,131		$184,849	$510,827		$812,685		$565,959	$347,157	$458,822
Undistributed (distributions in excess of) net investment income	287		1	630		24,603		(548)	342	3,081
Accumulated net realized gain (loss)	(147)		(25,636)	60,537		7,437		44,113	18,461	(3,521)
Net unrealized appreciation	402		33,159	243,613		23,606		97,847	76,762	4,800
Total Net Assets	$18,673		$192,373	$815,607		$868,331		$707,371	$442,722	$463,182

CAPITAL SHARES OUTSTANDING	3,565		30,963	71,781		218,889		36,780	47,395	94,240

NET ASSET VALUE PER SHARE	$5.24		$6.21	$11.36		$3.97		$19.23	$9.34	$4.91

+COST
Investments in unaffiliated securities at cost	$18,228		$162,383	$572,355		$843,483		$612,528	$359,191	$454,474
Cash denominated in foreign currencies at cost	—		—	—		4		825	1	—

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

98	SEMIANNUAL REPORT	2014

STATEMENTS OF ASSETS AND LIABILITIES

Ivy Funds VIP	AS OF JUNE 30, 2014 (UNAUDITED)

(In thousands, except per share amounts)	Micro Cap Growth		Mid Cap Growth	Money Market		Real Estate Securities		Science and Technology	Small Cap Growth		Small Cap Value
ASSETS
Investments in unaffiliated securities at market value+	$75,090		$450,300	$754,106		$47,291		$601,125	$372,205		$296,710
Investments at Market Value	75,090		450,300	754,106		47,291		601,125	372,205		296,710
Cash	100		1	1		1		1	—	*	—	*
Investment securities sold receivable	819		—	—		125		534	1,703		436
Dividends and interest receivable	21		181	369		155		285	20		193
Capital shares sold receivable	38		633	2,061		37		543	97		48
Receivable from affiliates	—		76	1,023		—		—	—		—
Prepaid and other assets	—		—	—	*	—		—	—		—
Total Assets	76,068		451,191	757,560		47,609		602,488	374,025		297,387

LIABILITIES
Investment securities purchased payable	656		—	—		255		2,824	698		159
Capital shares redeemed payable	27		362	229		20		296	77		121
Distributions payable	—		—	—	*	—		—	—		—
Trustees and Chief Compliance Officer fees payable	7		14	32		5		70	100		27
Service fee payable	1		3	—		—	*	4	3		2
Shareholder servicing payable	—	*	1	2		—	*	2	2		1
Investment management fee payable	2		10	8		1		14	8		7
Accounting services fee payable	4		11	17		2		13	8		8
Written options at market value+	—		7	—		—		—	—		49
Other liabilities	3		8	9		4		13	10		6
Total Liabilities	700		416	297		287		3,236	906		380
Total Net Assets	$75,368		$450,775	$757,263		$47,322		$599,252	$373,119		$297,007

NET ASSETS
Capital paid in (shares authorized – unlimited)	$50,492		$340,622	$757,270		$38,780		$350,806	$236,573		$225,817
Undistributed (distributions in excess of) net investment income	(417)		(1,171)	—		481		(1,255)	(2,104)		404
Accumulated net realized gain (loss)	9,001		41,389	(7)		2,168		13,967	36,957		16,369
Net unrealized appreciation	16,292		69,935	—		5,893		235,734	101,693		54,417
Total Net Assets	$75,368		$450,775	$757,263		$47,322		$599,252	$373,119		$297,007

CAPITAL SHARES OUTSTANDING	2,796		43,201	757,273		5,487		23,449	31,040		16,664

NET ASSET VALUE PER SHARE	$26.95		$10.43	$1.00		$8.62		$25.56	$12.02		$17.82

+COST
Investments in unaffiliated securities at cost	$58,798		$380,396	$754,106		$41,398		$365,391	$270,512		$242,303
Written options premiums received at cost	—		38	—		—		—	—		59

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

2014	SEMIANNUAL REPORT	99

STATEMENTS OF ASSETS AND LIABILITIES

Ivy Funds VIP	AS OF JUNE 30, 2014 (UNAUDITED)

(In thousands, except per share amounts)	Value
ASSETS
Investments in unaffiliated securities at market value+	$358,321
Investments at Market Value	358,321
Cash	—	*
Investment securities sold receivable	2,188
Dividends and interest receivable	495
Capital shares sold receivable	69
Total Assets	361,073

LIABILITIES
Investment securities purchased payable	1,488
Capital shares redeemed payable	229
Trustees and Chief Compliance Officer fees payable	51
Service fee payable	2
Shareholder servicing payable	1
Investment management fee payable	7
Accounting services fee payable	8
Written options at market value+	195
Other liabilities	7
Total Liabilities	1,988
Total Net Assets	$359,085

NET ASSETS
Capital paid in (shares authorized – unlimited)	$256,673
Undistributed net investment income	4,239
Accumulated net realized gain	36,146
Net unrealized appreciation	62,027
Total Net Assets	$359,085

CAPITAL SHARES OUTSTANDING	50,637

NET ASSET VALUE PER SHARE	$7.09

+COST
Investments in unaffiliated securities at cost	$296,315
Written options premiums received at cost	216

* Not shown due to rounding.

See Accompanying Notes to Financial Statements.

100	SEMIANNUAL REPORT	2014

STATEMENTS OF OPERATIONS

Ivy Funds VIP	FOR THE SIX MONTHS ENDED JUNE 30, 2014 (UNAUDITED)

(In thousands)	Pathfinder Aggressive		Pathfinder Conservative		Pathfinder Moderate		Pathfinder Moderately Aggressive		Pathfinder Moderately Conservative		Pathfinder Moderate – Managed Volatility	Pathfinder Moderately Aggressive – Managed Volatility
INVESTMENT INCOME
Dividends from affiliated securities	$2,399		$1,446		$15,798		$25,482		$4,343		$1,414	$607
Interest and amortization from unaffiliated securities	—	*	—	*	—	*	—	*	—	*	1	—	*
Total Investment Income	2,399		1,446		15,798		25,482		4,343		1,415	607

EXPENSES
Investment management fee	—		—		—		—		—		66	22
Shareholder servicing	1		1		9		11		3		— *	—	*
Offering Costs	—		—		—		—		—		19	19
Custodian fees	1		1		2		1		1		2	2
Trustees and Chief Compliance Officer fees	3		4		26		31		9		1	—	*
Accounting services fee	13		18		76		88		31		12	5
Professional fees	12		12		23		27		15		13	12
Other	4		7		24		29		15		5	2
Total Expenses	34		43		160		187		74		118	62
Net Investment Income	2,365		1,403		15,638		25,295		4,269		1,297	545

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in affiliated securities	1,624		2,510		18,727		21,062		6,411		247	112
Distributions of realized capital gains from affiliated securities	6,178		4,168		48,233		62,921		12,979		4,322	1,499
Futures contracts	—		—		—		—		—		239	77
Net change in unrealized appreciation (depreciation) on:
Investments in affiliated securities	(6,584)		(5,346)		(52,204)		(66,234)		(15,373)		(3,033)	(1,117)
Futures contracts	—		—		—		—		—		(16)	(4)
Net Realized and Unrealized Gain	1,218		1,332		14,756		17,749		4,017		1,759	567
Net Increase in Net Assets Resulting from Operations	$3,583		$2,735		$30,394		$43,044		$8,286		$3,056	$1,112

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

2014	SEMIANNUAL REPORT	101

STATEMENTS OF OPERATIONS

Ivy Funds VIP	FOR THE SIX MONTHS ENDED JUNE 30, 2014 (UNAUDITED)

(In thousands)	Pathfinder Moderately Conservative – Managed Volatility		Asset Strategy(1)	Balanced	Bond	Core Equity	Dividend Opportunities	Energy
INVESTMENT INCOME
Dividends from unaffiliated securities	$—		$16,224	$2,552	$—	$3,358	$5,351	$573
Dividends from affiliated securities	253		—	—	—	—	—	—
Foreign dividend withholding tax	—		(813)	—	—	(25)	(14)	(14)
Interest and amortization from unaffiliated securities	—	*	1,379	1,314	4,979	3	5	3
Foreign interest withholding tax	—		— *	—	—	—	—	—
Payment in-kind bond security income	—		2,361	—	—	—	—	—
Total Investment Income	253		19,151	3,866	4,979	3,336	5,342	562

EXPENSES
Investment management fee	15		5,730	1,417	744	1,726	1,677	475
Service fee	—		2,109	506	392	617	599	140
Shareholder servicing	—	*	19	4	4	5	5	1
Offering Costs	19		—	—	—	—	—	—
Custodian fees	2		53	3	4	5	5	5
Trustees and Chief Compliance Officer fees	—	*	56	19	14	30	15	3
Accounting services fee	4		124	62	46	66	65	29
Professional fees	12		91	23	24	20	20	16
Other	2		78	14	9	14	8	(6)
Total Expenses	54		8,260	2,048	1,237	2,483	2,394	663
Less:
Expenses in excess of limit	—		(50)	—	—	(124)	—	—
Total Net Expenses	54		8,210	2,048	1,237	2,359	2,394	663
Net Investment Income (Loss)	199		10,941	1,818	3,742	977	2,948	(101)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	—		264,416	22,376	635	29,121	23,833	2,396
Investments in affiliated securities	79		—	—	—	—	—	—
Distributions of realized capital gains from affiliated securities	757		—	—	—	—	—	—
Futures contracts	43		(6,399)	—	(1,668)	—	—	—
Written options	—		3,225	—	—	—	—	—
Swap agreements	—		1,897	—	—	—	—	—
Forward foreign currency contracts	—		1,200	—	—	—	—	—
Foreign currency exchange transactions	—		(17)	(3)	—	—	1	— *
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	—		(280,998)	(1,645)	8,564	2,077	6,588	19,476
Investments in affiliated securities	(567)		90	—	—	—	—	—
Futures contracts	(4)		(2,698)	—	(359)	—	—	—
Written options	—		(297)	—	—	—	—	—
Swap agreements	—		2,363	—	—	—	—	—
Forward foreign currency contracts	—		(8,460)	—	—	—	—	—
Foreign currency exchange transactions	—		(6)	—	—	—	—	— *
Net Realized and Unrealized Gain (Loss)	308		(25,684)	20,728	7,172	31,198	30,422	21,872
Net Increase (Decrease) in Net Assets Resulting from Operations	$507		$(14,743)	$22,546	$10,914	$32,175	$33,370	$21,771

*Not	shown due to rounding.

(1)	Consolidated Statement of Operations (See Note 6 in Notes to Financial Statements).

See Accompanying Notes to Financial Statements.

102	SEMIANNUAL REPORT	2014

STATEMENTS OF OPERATIONS

Ivy Funds VIP	FOR THE SIX MONTHS ENDED JUNE 30, 2014 (UNAUDITED)

(In thousands)	Global Bond	Global Natural Resources	Growth	High Income	International Core Equity	International Growth	Limited- Term Bond
INVESTMENT INCOME
Dividends from unaffiliated securities	$41	$1,235	$5,857	$134	$11,655	$6,533	$—
Foreign dividend withholding tax	(1)	(40)	(15)	—	(1,137)	(720)	—
Interest and amortization from unaffiliated securities	323	2	6	27,781	9	8	4,921
Foreign interest withholding tax	—	—	—	—	— *	— *	—
Total Investment Income	363	1,197	5,848	27,915	10,527	5,821	4,921

EXPENSES
Investment management fee	54	879	3,595	2,357	2,840	1,781	1,126
Service fee	21	220	1,294	956	835	524	563
Shareholder servicing	— *	2	12	7	8	5	3
Custodian fees	3	5	12	7	33	19	5
Trustees and Chief Compliance Officer fees	— *	6	55	23	25	16	12
Accounting services fee	7	33	115	93	82	62	64
Professional fees	19	23	31	37	39	35	25
Other	3	9	26	34	22	20	30
Total Expenses	107	1,177	5,140	3,514	3,884	2,462	1,828
Less:
Expenses in excess of limit	(54)	—	(139)	(124)	—	(63)	—
Total Net Expenses	53	1,177	5,001	3,390	3,884	2,399	1,828
Net Investment Income	310	20	847	24,525	6,643	3,422	3,093

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	(12)	3,522	147,854	7,577	43,892	18,474	479
Futures contracts	—	—	—	—	—	—	(3,505)
Forward foreign currency contracts	(16)	(336)	—	(57)	410	30	—
Foreign currency exchange transactions	(2)	(3)	—	1	89	(29)	—
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	399	20,965	(110,837)	4,617	4,449	5,706	5,959
Futures contracts	—	—	—	—	—	—	(357)
Written options	—	—	—	—	86	—	—
Forward foreign currency contracts	7	58	—	111	(361)	(63)	—
Foreign currency exchange transactions	2	(2)	—	(2)	(11)	(21)	—
Net Realized and Unrealized Gain	378	24,204	37,017	12,247	48,554	24,097	2,576
Net Increase in Net Assets Resulting from Operations	$688	$24,224	$37,864	$36,772	$55,197	$27,519	$5,669

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

2014	SEMIANNUAL REPORT	103

STATEMENTS OF OPERATIONS

Ivy Funds VIP	FOR THE SIX MONTHS ENDED JUNE 30, 2014 (UNAUDITED)

(In thousands)	Micro Cap Growth	Mid Cap Growth	Money Market	Real Estate Securities		Science and Technology	Small Cap Growth	Small Cap Value
INVESTMENT INCOME
Dividends from unaffiliated securities	$80	$1,265	$—	$706		$2,121	$697	$1,285
Foreign dividend withholding tax	—	—	—	—		(44)	(4)	—
Interest and amortization from unaffiliated securities	2	6	589	—	*	5	6	12
Total Investment Income	82	1,271	589	706		2,082	699	1,297

EXPENSES
Investment management fee	362	1,820	1,362	197		2,425	2,027	1,206
Service fee	95	535	—	55		713	596	355
Shareholder servicing	1	4	5	—	*	6	6	3
Custodian fees	4	7	9	3		22	6	5
Trustees and Chief Compliance Officer fees	4	12	20	2		22	24	10
Accounting services fee	22	63	90	14		78	66	46
Professional fees	16	18	21	22		26	23	18
Other	3	18	36	3		22	15	7
Total Expenses	507	2,477	1,543	296		3,314	2,763	1,650
Less:
Expenses in excess of limit	—	(119)	(1,023)	(19)		(57)	(47)	—
Total Net Expenses	507	2,358	520	277		3,257	2,716	1,650
Net Investment Income (Loss)	(425)	(1,087)	69	429		(1,175)	(2,017)	(353)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	9,003	42,927	—	2,276		13,908	69,116	16,843
Written options	—	(681)	—	1		148	—	—
Foreign currency exchange transactions	—	— *	—	—	*	(8)	—	—
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(9,519)	(25,019)	—	4,097		15,982	(75,746)	653
Written options	—	42	—	2		(76)	—	10
Foreign currency exchange transactions	—	— *	—	(1)		— *	—	—
Net Realized and Unrealized Gain (Loss)	(516)	17,269	—	6,375		29,954	(6,630)	17,506
Net Increase (Decrease) in Net Assets Resulting from Operations	$(941)	$16,182	$69	$6,804		$28,779	$(8,647)	$17,153

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

104	SEMIANNUAL REPORT	2014

STATEMENTS OF OPERATIONS

Ivy Funds VIP	FOR THE SIX MONTHS ENDED JUNE 30, 2014 (UNAUDITED)

(In thousands)	Value
INVESTMENT INCOME
Dividends from unaffiliated securities	$3,176
Foreign dividend withholding tax	(9)
Interest and amortization from unaffiliated securities	7
Total Investment Income	3,174

EXPENSES
Investment management fee	1,244
Service fee	444
Shareholder servicing	4
Custodian fees	5
Trustees and Chief Compliance Officer fees	15
Accounting services fee	54
Professional fees	21
Other	16
Total Expenses	1,803
Less:
Expenses in excess of limit	(18)
Total Net Expenses	1,785
Net Investment Income	1,389

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	35,766
Written options	(576)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(16,341)
Written options	1,813
Net Realized and Unrealized Gain	20,662
Net Increase in Net Assets Resulting from Operations	$22,051

See Accompanying Notes to Financial Statements.

2014	SEMIANNUAL REPORT	105

STATEMENTS OF CHANGES IN NET ASSETS

Ivy Funds VIP

	Pathfinder Aggressive		Pathfinder Conservative		Pathfinder Moderate
(In thousands)	Six months ended 6-30-14 (Unaudited)	Year ended 12-31-13	Six months ended 6-30-14 (Unaudited)	Year ended 12-31-13	Six months ended 6-30-14 (Unaudited)	Year ended 12-31-13
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$2,365	$731	$1,403	$1,290	$15,638	$9,583
Net realized gain on investments	7,802	6,253	6,678	7,314	66,960	65,667
Net change in unrealized appreciation (depreciation)	(6,584)	11,334	(5,346)	6,892	(52,204)	82,619
Net Increase in Net Assets Resulting from Operations	3,583	18,318	2,735	15,496	30,394	157,869

Distributions to Shareholders From:
Net investment income	(732)	(963)	(1,290)	(1,576)	(9,590)	(9,499)
Net realized gains	(6,253)	(4,480)	(7,315)	(4,671)	(65,663)	(30,261)
Total Distributions to Shareholders	(6,985)	(5,443)	(8,605)	(6,247)	(75,253)	(39,760)
Capital Share Transactions	6,073	4,098	7,778	4,958	60,131	70,984
Net Increase in Net Assets	2,671	16,973	1,908	14,207	15,272	189,093
Net Assets, Beginning of Period	85,857	68,884	121,220	107,013	921,599	732,506
Net Assets, End of Period	$88,528	$85,857	$123,128	$121,220	$936,871	$921,599
Undistributed net investment income	$2,360	$727	$1,399	$1,286	$15,606	$9,558

	Pathfinder Moderately Aggressive		Pathfinder Moderately Conservative		Pathfinder Moderate – Managed Volatility
(In thousands)	Six months ended 6-30-14 (Unaudited)	Year ended 12-31-13	Six months ended 6-30-14 (Unaudited)	Year ended 12-31-13	Six months ended 6-30-14 (Unaudited)	Period from 8-1-13 to 12-31-13
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$25,295	$11,279	$4,269	$2,924	$1,297	$(28)
Net realized gain on investments	83,983	76,002	19,390	18,973	4,808	110
Net change in unrealized appreciation (depreciation)	(66,234)	122,975	(15,373)	21,924	(3,049)	959
Net Increase in Net Assets Resulting from Operations	43,044	210,256	8,286	43,821	3,056	1,041

Distributions to Shareholders From:
Net investment income	(11,294)	(11,573)	(2,929)	(3,438)	—	—
Net realized gains	(75,998)	(42,000)	(18,975)	(10,234)	(110)	(12)
Total Distributions to Shareholders	(87,292)	(53,573)	(21,904)	(13,672)	(110)	(12)
Capital Share Transactions	71,265	59,479	16,026	29,233	69,445	32,932
Net Increase in Net Assets	27,017	216,162	2,408	59,382	72,391	33,961
Net Assets, Beginning of Period	1,089,474	873,312	299,816	240,434	33,961	—
Net Assets, End of Period	$1,116,491	$1,089,474	$302,224	$299,816	$106,352	$33,961
Undistributed (distributions in excess of) net investment income	$25,261	$11,260	$4,256	$2,916	$1,292	$(5)

See Accompanying Notes to Financial Statements.

106	SEMIANNUAL REPORT	2014

STATEMENTS OF CHANGES IN NET ASSETS

Ivy Funds VIP

	Pathfinder Moderately Aggressive – Managed Volatility		Pathfinder Moderately Conservative – Managed Volatility		Asset Strategy(1)
(In thousands)	Six months ended 6-30-14 (Unaudited)	Period from 8-1-13 to 12-31-13	Six months ended 6-30-14 (Unaudited)	Period from 8-1-13 to 12-31-13	Six months ended 6-30-14 (Unaudited)	Year ended 12-31-13
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$545	$(22)	$199	$(22)	$10,941	$12,076
Net realized gain on investments	1,688	49	879	54	264,322	237,268
Net change in unrealized appreciation (depreciation)	(1,121)	428	(571)	346	(290,006)	88,247
Net Increase (Decrease) in Net Assets Resulting from Operations	1,112	455	507	378	(14,743)	337,591
Distributions to Shareholders From:
Net investment income	—	—	—	—	(8,178)	(18,794)
Net realized gains	(33)	(8)	(35)	(5)	(216,767)	—
Total Distributions to Shareholders	(33)	(8)	(35)	(5)	(224,945)	(18,794)
Capital Share Transactions	19,929	9,920	10,833	9,447	259,874	40,530
Net Increase in Net Assets	21,008	10,367	11,305	9,820	20,186	359,327
Net Assets, Beginning of Period	10,367	—	9,820	—	1,704,473	1,345,146
Net Assets, End of Period	$31,375	$10,367	$21,125	$9,820	$1,724,659	$1,704,473
Undistributed (distributions in excess of) net investment income	$541	$(4)	$195	$(4)	$15,996	$13,250

	Balanced		Bond		Core Equity
(In thousands)	Six months ended 6-30-14 (Unaudited)	Year ended 12-31-13	Six months ended 6-30-14 (Unaudited)	Year ended 12-31-13	Six months ended 6-30-14 (Unaudited)	Year ended 12-31-13
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,818	$3,810	$3,742	$10,522	$977	$2,439
Net realized gain (loss) on investments	22,373	34,602	(1,033)	10,907	29,121	69,660
Net change in unrealized appreciation (depreciation)	(1,645)	43,413	8,205	(30,455)	2,077	55,995
Net Increase (Decrease) in Net Assets Resulting from Operations	22,546	81,825	10,914	(9,026)	32,175	128,094

Distributions to Shareholders From:
Net investment income	(3,847)	(5,586)	(11,937)	(17,519)	(2,471)	(2,364)
Net realized gains	(34,579)	(32,109)	(9,440)	(8,284)	(69,613)	(34,808)
Total Distributions to Shareholders	(38,426)	(37,695)	(21,377)	(25,803)	(72,084)	(37,172)
Capital Share Transactions	11,618	19,028	12,918	(161,639)	54,552	18,263
Net Increase (Decrease) in Net Assets	(4,262)	63,158	2,455	(196,468)	14,643	109,185
Net Assets, Beginning of Period	417,877	354,719	314,093	510,561	499,985	390,800
Net Assets, End of Period	$413,615	$417,877	$316,548	$314,093	$514,628	$499,985
Undistributed net investment income	$1,736	$3,768	$3,666	$11,861	$831	$2,325

(1)	Consolidated Statement of Changes in Net Assets (See Note 6 in Notes to Financial Statements).

See Accompanying Notes to Financial Statements.

2014	SEMIANNUAL REPORT	107

STATEMENTS OF CHANGES IN NET ASSETS

Ivy Funds VIP

	Dividend Opportunities		Energy		Global Bond
(In thousands)	Six months ended 6-30-14 (Unaudited)	Year ended 12-31-13	Six months ended 6-30-14 (Unaudited)	Year ended 12-31-13	Six months ended 6-30-14 (Unaudited)	Year ended 12-31-13
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$2,948	$5,366	$(101)	$(200)	$310	$413
Net realized gain (loss) on investments	23,834	37,682	2,396	4,936	(30)	(132)
Net change in unrealized appreciation (depreciation)	6,588	69,799	19,476	14,735	408	(45)
Net Increase in Net Assets Resulting from Operations	33,370	112,847	21,771	19,471	688	236

Distributions to Shareholders From:
Net investment income	(5,596)	(6,899)	—	—	(415)	—
Net realized gains	(37,543)	(9,376)	(3,701)	(282)	—	—
Total Distributions to Shareholders	(43,139)	(16,275)	(3,701)	(282)	(415)	—
Capital Share Transactions	30,674	1,455	25,967	12,791	2,567	4,656
Net Increase in Net Assets	20,905	98,027	44,037	31,980	2,840	4,892
Net Assets, Beginning of Period	484,465	386,438	99,192	67,212	15,833	10,941
Net Assets, End of Period	$505,370	$484,465	$143,229	$99,192	$18,673	$15,833
Undistributed net investment income	$3,098	$5,745	$36	$137	$287	$405

	Global Natural Resources		Growth		High Income
(In thousands)	Six months ended 6-30-14 (Unaudited)	Year ended 12-31-13	Six months ended 6-30-14 (Unaudited)	Year ended 12-31-13	Six months ended 6-30-14 (Unaudited)	Year ended 12-31-13
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$20	$(43)	$847	$3,221	$24,525	$39,696
Net realized gain (loss) on investments	3,183	(10,587)	147,854	145,325	7,521	13,402
Net change in unrealized appreciation (depreciation)	21,021	24,070	(110,837)	194,791	4,726	2,720
Net Increase in Net Assets Resulting from Operations	24,224	13,440	37,864	343,337	36,772	55,818

Distributions to Shareholders From:
Net investment income	—	—	(3,270)	(4,695)	(39,918)	(27,182)
Net realized gains	—	—	(145,321)	(83,930)	(6,022)	—
Total Distributions to Shareholders	—	—	(148,591)	(88,625)	(45,940)	(27,182)
Capital Share Transactions	(4,377)	(20,853)	(275,135)	(45,243)	188,208	211,658
Net Increase (Decrease) in Net Assets	19,847	(7,413)	(385,862)	209,469	179,040	240,294
Net Assets, Beginning of Period	172,526	179,939	1,201,469	992,000	689,291	448,997
Net Assets, End of Period	$192,373	$172,526	$815,607	$1,201,469	$868,331	$689,291
Undistributed (distributions in excess of) net investment income	$1	$(16)	$630	$3,053	$24,603	$39,872

See Accompanying Notes to Financial Statements.

108	SEMIANNUAL REPORT	2014

STATEMENTS OF CHANGES IN NET ASSETS

Ivy Funds VIP

	International Core Equity		International Growth		Limited-Term Bond
(In thousands)	Six months ended 6-30-14 (Unaudited)	Year ended 12-31-13	Six months ended 6-30-14 (Unaudited)	Year ended 12-31-13	Six months ended 6-30-14 (Unaudited)	Year ended 12-31-13
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$6,643	$10,024	$3,422	$5,170	$3,093	$2,376
Net realized gain (loss) on investments	44,391	80,800	18,475	39,595	(3,026)	331
Net change in unrealized appreciation (depreciation)	4,163	57,809	5,622	40,135	5,602	(3,527)
Net Increase (Decrease) in Net Assets Resulting from Operations	55,197	148,633	27,519	84,900	5,669	(820)

Distributions to Shareholders From:
Net investment income	(16,870)	(11,160)	(8,928)	(4,721)	(2,598)	—
Net realized gains	(52,403)	—	(36,409)	(10,103)	(604)	(135)
Total Distributions to Shareholders	(69,273)	(11,160)	(45,337)	(14,824)	(3,202)	(135)
Capital Share Transactions	49,372	(87,256)	41,570	(129,161)	24,104	314,950
Net Increase (Decrease) in Net Assets	35,296	50,217	23,752	(59,085)	26,571	313,995
Net Assets, Beginning of Period	672,075	621,858	418,970	478,055	436,611	122,616
Net Assets, End of Period	$707,371	$672,075	$442,722	$418,970	$463,182	$436,611
Undistributed (distributions in excess of) net investment income	$(548)	$9,590	$342	$5,877	$3,081	$2,586

	Micro Cap Growth		Mid Cap Growth		Money Market
(In thousands)	Six months ended 6-30-14 (Unaudited)	Year ended 12-31-13	Six months ended 6-30-14 (Unaudited)	Year ended 12-31-13	Six months ended 6-30-14 (Unaudited)	Year ended 12-31-13
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(425)	$(737)	$(1,087)	$(1,283)	$69	$72
Net realized gain on investments	9,003	10,502	42,246	27,540	—	1
Net change in unrealized appreciation (depreciation)	(9,519)	18,252	(24,977)	65,124	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	(941)	28,017	16,182	91,381	69	73

Distributions to Shareholders From:
Net investment income	—	—	—	—	(69)	(72)
Net realized gains	(9,753)	(2,495)	(26,432)	(11,278)	—	—
Total Distributions to Shareholders	(9,753)	(2,495)	(26,432)	(11,278)	(69)	(72)
Capital Share Transactions	6,886	4,836	35,253	81,550	152,567	359,751
Net Increase (Decrease) in Net Assets	(3,808)	30,358	25,003	161,653	152,567	359,752
Net Assets, Beginning of Period	79,176	48,818	425,772	264,119	604,696	244,944
Net Assets, End of Period	$75,368	$79,176	$450,775	$425,772	$757,263	$604,696
Undistributed (distributions in excess of) net investment income	$(417)	$8	$(1,171)	$(84)	$—	$—

See Accompanying Notes to Financial Statements.

2014	SEMIANNUAL REPORT	109

STATEMENTS OF CHANGES IN NET ASSETS

Ivy Funds VIP

	Real Estate Securities		Science and Technology		Small Cap Growth
(In thousands)	Six months ended 6-30-14 (Unaudited)	Year ended 12-31-13	Six months ended 6-30-14 (Unaudited)	Year ended 12-31-13	Six months ended 6-30-14 (Unaudited)	Year ended 12-31-13
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$429	$422	$(1,175)	$(2,126)	$(2,017)	$(4,310)
Net realized gain on investments	2,277	3,123	14,048	47,326	69,116	51,993
Net change in unrealized appreciation (depreciation)	4,098	(3,128)	15,906	150,128	(75,746)	138,156
Net Increase (Decrease) in Net Assets Resulting from Operations	6,804	417	28,779	195,328	(8,647)	185,839

Distributions to Shareholders From:
Net investment income	(469)	(467)	—	—	—	—
Net realized gains	(2,580)	—	(46,853)	(24,421)	(43,759)	—
Total Distributions to Shareholders	(3,049)	(467)	(46,853)	(24,421)	(43,759)	—
Capital Share Transactions	3,415	(206)	47,542	64,753	(134,863)	(73,598)
Net Increase (Decrease) in Net Assets	7,170	(256)	29,468	235,660	(187,269)	112,241
Net Assets, Beginning of Period	40,152	40,408	569,784	334,124	560,388	448,147
Net Assets, End of Period	$47,322	$40,152	$599,252	$569,784	$373,119	$560,388
Undistributed (distributions in excess of) net investment income	$481	$521	$(1,255)	$(72)	$(2,104)	$(87)

	Small Cap Value		Value
(In thousands)	Six months ended 6-30-14 (Unaudited)	Year ended 12-31-13	Six months ended 6-30-14 (Unaudited)	Year ended 12-31-13
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(353)	$(239)	$1,389	$2,686
Net realized gain on investments	16,843	44,086	35,190	50,309
Net change in unrealized appreciation (depreciation)	663	35,573	(14,528)	52,204
Net Increase in Net Assets Resulting from Operations	17,153	79,420	22,051	105,199

Distributions to Shareholders From:
Net investment income	(253)	(2,358)	(3,627)	(2,749)
Net realized gains	(43,526)	(17,437)	(47,695)	(8,828)
Total Distributions to Shareholders	(43,779)	(19,795)	(51,322)	(11,577)
Capital Share Transactions	34,490	(16,009)	16,740	(30,379)
Net Increase (Decrease) in Net Assets	7,864	43,616	(12,531)	63,243
Net Assets, Beginning of Period	289,143	245,527	371,616	308,373
Net Assets, End of Period	$297,007	$289,143	$359,085	$371,616
Undistributed net investment income	$404	$1,010	$4,239	$6,477

See Accompanying Notes to Financial Statements.

110	SEMIANNUAL REPORT	2014

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2014	SEMIANNUAL REPORT	111

FINANCIAL HIGHLIGHTS

Ivy Funds VIP	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Pathfinder Aggressive
Six-month period ended 6-30-2014 (unaudited)	$5.95	$0.16	(2)	$0.07	$0.23	$(0.05)	$(0.44)	$(0.49)
Year ended 12-31-2013	5.04	0.05	(2)	1.27	1.32	(0.07)	(0.34)	(0.41)
Year ended 12-31-2012	4.77	0.07	(2)	0.48	0.55	(0.05)	(0.23)	(0.28)
Year ended 12-31-2011	5.16	0.04	(2)	(0.24)	(0.20)	(0.06)	(0.13)	(0.19)
Year ended 12-31-2010	4.63	0.06		0.63	0.69	(0.05)	(0.11)	(0.16)
Year ended 12-31-2009	3.81	0.05		0.83	0.88	(0.02)	(0.04)	(0.06)
Pathfinder Conservative
Six-month period ended 6-30-2014 (unaudited)	5.77	0.07	(2)	0.05	0.12	(0.06)	(0.35)	(0.41)
Year ended 12-31-2013	5.33	0.06	(2)	0.70	0.76	(0.08)	(0.24)	(0.32)
Year ended 12-31-2012	5.18	0.08	(2)	0.27	0.35	(0.05)	(0.15)	(0.20)
Year ended 12-31-2011	5.32	0.06	(2)	(0.02)	0.04	(0.07)	(0.11)	(0.18)
Year ended 12-31-2010	5.02	0.06		0.39	0.45	(0.05)	(0.10)	(0.15)
Year ended 12-31-2009	4.45	0.06		0.52	0.58	— *	(0.01)	(0.01)
Pathfinder Moderate
Six-month period ended 6-30-2014 (unaudited)	6.14	0.10	(2)	0.09	0.19	(0.07)	(0.44)	(0.51)
Year ended 12-31-2013	5.33	0.07	(2)	1.02	1.09	(0.07)	(0.21)	(0.28)
Year ended 12-31-2012	5.06	0.07	(2)	0.40	0.47	(0.05)	(0.15)	(0.20)
Year ended 12-31-2011	5.27	0.06	(2)	(0.13)	(0.07)	(0.06)	(0.08)	(0.14)
Year ended 12-31-2010	4.76	0.06		0.53	0.59	(0.03)	(0.05)	(0.08)
Year ended 12-31-2009	4.06	0.03		0.70	0.73	(0.01)	(0.02)	(0.03)
Pathfinder Moderately Aggressive
Six-month period ended 6-30-2014 (unaudited)	6.38	0.15	(2)	0.09	0.24	(0.07)	(0.45)	(0.52)
Year ended 12-31-2013	5.45	0.07	(2)	1.19	1.26	(0.07)	(0.26)	(0.33)
Year ended 12-31-2012	5.09	0.08	(2)	0.46	0.54	(0.04)	(0.14)	(0.18)
Year ended 12-31-2011	5.37	0.05	(2)	(0.21)	(0.16)	(0.04)	(0.08)	(0.12)
Year ended 12-31-2010	4.80	0.05		0.63	0.68	(0.04)	(0.07)	(0.11)
Year ended 12-31-2009	4.01	0.04		0.78	0.82	(0.01)	(0.02)	(0.03)
Pathfinder Moderately Conservative
Six-month period ended 6-30-2014 (unaudited)	6.03	0.09	(2)	0.08	0.17	(0.06)	(0.39)	(0.45)
Year ended 12-31-2013	5.41	0.06	(2)	0.87	0.93	(0.08)	(0.23)	(0.31)
Year ended 12-31-2012	5.19	0.08	(2)	0.34	0.42	(0.05)	(0.15)	(0.20)
Year ended 12-31-2011	5.34	0.06	(2)	(0.06)	0.00	(0.06)	(0.09)	(0.15)
Year ended 12-31-2010	4.94	0.06		0.47	0.53	(0.05)	(0.08)	(0.13)
Year ended 12-31-2009	4.31	0.05		0.60	0.65	(0.01)	(0.01)	(0.02)
Pathfinder Moderate – Managed Volatility
Six-month period ended 6-30-2014 (unaudited)	5.37	0.11	(2)	0.07	0.18	—	(0.01)	(0.01)
Year ended 12-31-2013(5)	5.00	(0.01	)(2)	0.38	0.37	—	— *	— *
Pathfinder Moderately Aggressive – Managed Volatility
Six-month period ended 6-30-2014 (unaudited)	5.41	0.14	(2)	0.07	0.21	—	(0.01)	(0.01)
Year ended 12-31-2013(5)	5.00	(0.02	)(2)	0.43	0.41	—	— *	— *
Pathfinder Moderately Conservative – Managed Volatility
Six-month period ended 6-30-2014 (unaudited)	5.31	0.07	(2)	0.07	0.14	—	(0.01)	(0.01)
Year ended 12-31-2013(5)	5.00	(0.02	)(2)	0.33	0.31	—	— *	— *

*Not	shown due to rounding.

(1)	Based on net asset value. Total returns for periods less than one year are not annualized.

(2)	Based on average weekly shares outstanding.

(3)	Annualized.

(4)	Ratios of expenses to average net assets excluding offering cost was 0.30%.

(5)	For the period from August 1, 2013 (commencement of operations of the Portfolio) through December 31, 2013.

(6)	Ratios of expenses to average net assets excluding offering cost was 0.29%.

(7)	Ratios of expenses to average net assets excluding offering cost was 0.40%.

(8)	Ratios of expenses to average net assets excluding offering cost was 0.36%.

(9)	Ratios of expenses to average net assets excluding offering cost was 0.47%.

(10)	Ratios of expenses to average net assets excluding offering cost was 0.35%.

112	SEMIANNUAL REPORT	2014

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Portfolio Turnover Rate
Pathfinder Aggressive
Six-month period ended 6-30-2014 (unaudited)	$5.69	4.18%	$89	0.08	%(3)	5.54	%(3)	8%
Year ended 12-31-2013	5.95	27.13	86	0.07		0.96		38
Year ended 12-31-2012	5.04	12.18	69	0.08		1.41		38
Year ended 12-31-2011	4.77	-4.15	65	0.07		0.85		18
Year ended 12-31-2010	5.16	15.53	72	0.08		1.35		24
Year ended 12-31-2009	4.63	23.32	61	0.10		1.40		22
Pathfinder Conservative
Six-month period ended 6-30-2014 (unaudited)	5.48	2.26	123	0.07	(3)	2.34	(3)	11
Year ended 12-31-2013	5.77	14.75	121	0.07		1.15		66
Year ended 12-31-2012	5.33	6.95	107	0.07		1.57		36
Year ended 12-31-2011	5.18	0.75	88	0.07		1.17		24
Year ended 12-31-2010	5.32	9.38	71	0.08		1.65		26
Year ended 12-31-2009	5.02	12.95	44	0.12		1.66		27
Pathfinder Moderate
Six-month period ended 6-30-2014 (unaudited)	5.82	3.35	937	0.03	(3)	3.43	(3)	8
Year ended 12-31-2013	6.14	20.83	922	0.03		1.15		39
Year ended 12-31-2012	5.33	9.53	733	0.04		1.43		24
Year ended 12-31-2011	5.06	-1.46	582	0.04		1.15		16
Year ended 12-31-2010	5.27	12.63	461	0.04		1.52		18
Year ended 12-31-2009	4.76	17.95	270	0.06		1.35		18
Pathfinder Moderately Aggressive
Six-month period ended 6-30-2014 (unaudited)	6.10	4.00	1,116	0.03	(3)	4.68	(3)	7
Year ended 12-31-2013	6.38	23.81	1,089	0.03		1.15		33
Year ended 12-31-2012	5.45	10.82	873	0.04		1.42		25
Year ended 12-31-2011	5.09	-3.02	723	0.04		0.97		14
Year ended 12-31-2010	5.37	14.46	501	0.04		1.35		23
Year ended 12-31-2009	4.80	20.70	302	0.06		1.35		19
Pathfinder Moderately Conservative
Six-month period ended 6-30-2014 (unaudited)	5.75	2.82	302	0.05	(3)	2.89	(3)	9
Year ended 12-31-2013	6.03	17.71	300	0.05		1.09		46
Year ended 12-31-2012	5.41	8.41	240	0.05		1.57		26
Year ended 12-31-2011	5.19	0.00	194	0.05		1.12		18
Year ended 12-31-2010	5.34	10.97	151	0.06		1.60		21
Year ended 12-31-2009	4.94	15.12	92	0.09		1.56		28
Pathfinder Moderate – Managed Volatility
Six-month period ended 6-30-2014 (unaudited)	5.54	3.28	106	0.36	(3)(4)	3.95	(3)	5
Year ended 12-31-2013(5)	5.37	7.50	34	0.58	(3)(6)	-0.57	(3)	18
Pathfinder Moderately Aggressive – Managed Volatility
Six-month period ended 6-30-2014 (unaudited)	5.61	3.79	31	0.57	(3)(7)	5.06	(3)	6
Year ended 12-31-2013(5)	5.41	8.27	10	1.04	(3)(8)	-1.03	(3)	15
Pathfinder Moderately Conservative – Managed Volatility
Six-month period ended 6-30-2014 (unaudited)	5.44	2.62	21	0.72	(3)(9)	2.65	(3)	5
Year ended 12-31-2013(5)	5.31	6.29	10	0.98	(3)(10)	-0.97	(3)	21

See Accompanying Notes to Financial Statements.

2014	SEMIANNUAL REPORT	113

FINANCIAL HIGHLIGHTS

Ivy Funds VIP	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Asset Strategy
Six-month period ended 6-30-2014 (unaudited)	$13.25	$0.08	(3)	$(0.24)	$(0.16)	$(0.06)	$(1.66)	$(1.72)
Year ended 12-31-2013	10.73	0.10	(3)	2.57	2.67	(0.15)	—	(0.15)
Year ended 12-31-2012	9.11	0.18	(3)	1.55	1.73	(0.11)	—	(0.11)
Year ended 12-31-2011	9.91	0.06	(3)	(0.76)	(0.70)	(0.10)	—	(0.10)
Year ended 12-31-2010	9.23	0.09		0.69	0.78	(0.10)	—	(0.10)
Year ended 12-31-2009	8.27	0.08		1.82	1.90	(0.03)	(0.91)	(0.94)
Balanced
Six-month period ended 6-30-2014 (unaudited)	10.46	0.05	(3)	0.50	0.55	(0.10)	(0.90)	(1.00)
Year ended 12-31-2013	9.37	0.10	(3)	2.01	2.11	(0.15)	(0.87)	(1.02)
Year ended 12-31-2012	9.01	0.14	(3)	0.88	1.02	(0.14)	(0.52)	(0.66)
Year ended 12-31-2011	9.59	0.14	(3)	0.20	0.34	(0.15)	(0.77)	(0.92)
Year ended 12-31-2010	8.48	0.15		1.26	1.41	(0.17)	(0.13)	(0.30)
Year ended 12-31-2009	7.70	0.17		0.82	0.99	(0.16)	(0.05)	(0.21)
Bond
Six-month period ended 6-30-2014 (unaudited)	5.49	0.07	(3)	0.12	0.19	(0.21)	(0.17)	(0.38)
Year ended 12-31-2013	5.90	0.14	(3)	(0.26)	(0.12)	(0.20)	(0.09)	(0.29)
Year ended 12-31-2012	5.80	0.15	(3)	0.18	0.33	(0.18)	(0.05)	(0.23)
Year ended 12-31-2011	5.60	0.17	(3)	0.22	0.39	(0.15)	(0.04)	(0.19)
Year ended 12-31-2010	5.50	0.12		0.20	0.32	(0.22)	—	(0.22)
Year ended 12-31-2009	5.34	0.15		0.22	0.37	(0.21)	—	(0.21)
Core Equity
Six-month period ended 6-30-2014 (unaudited)	15.13	0.03	(3)	0.86	0.89	(0.08)	(2.16)	(2.24)
Year ended 12-31-2013	12.38	0.07	(3)	3.88	3.95	(0.07)	(1.13)	(1.20)
Year ended 12-31-2012	11.70	0.07	(3)	1.96	2.03	(0.08)	(1.27)	(1.35)
Year ended 12-31-2011	11.91	0.07	(3)	0.15	0.22	(0.04)	(0.39)	(0.43)
Year ended 12-31-2010	9.95	0.04		2.02	2.06	(0.10)	—	(0.10)
Year ended 12-31-2009	8.11	0.10		1.83	1.93	(0.09)	—	(0.09)
Dividend Opportunities
Six-month period ended 6-30-2014 (unaudited)	9.04	0.06	(3)	0.55	0.61	(0.11)	(0.72)	(0.83)
Year ended 12-31-2013	7.24	0.10	(3)	2.01	2.11	(0.13)	(0.18)	(0.31)
Year ended 12-31-2012	6.47	0.14	(3)	0.71	0.85	(0.08)	—	(0.08)
Year ended 12-31-2011	6.86	0.09	(3)	(0.41)	(0.32)	(0.07)	—	(0.07)
Year ended 12-31-2010	5.96	0.07		0.90	0.97	(0.07)	—	(0.07)
Year ended 12-31-2009	5.11	0.06		0.84	0.90	(0.05)	—	(0.05)
Energy
Six-month period ended 6-30-2014 (unaudited)	7.50	(0.00	)(3)	1.47	1.47	—	(0.25)	(0.25)
Year ended 12-31-2013	5.89	(0.02	)(3)	1.65	1.63	—	(0.02)	(0.02)
Year ended 12-31-2012	5.81	(0.01	)(3)	0.09	0.08	—	—	—
Year ended 12-31-2011	6.39	(0.02	)(3)	(0.56)	(0.58)	—	—	—
Year ended 12-31-2010	5.26	(0.01)		1.16	1.15	(0.02)	—	(0.02)
Year ended 12-31-2009	3.74	0.02		1.50	1.52	—	—	—
Global Bond
Six-month period ended 6-30-2014 (unaudited)	5.16	0.09	(3)	0.11	0.20	(0.12)	—	(0.12)
Year ended 12-31-2013	5.07	0.15	(3)	(0.06)	0.09	—	—	—
Year ended 12-31-2012	4.90	0.15	(3)	0.16	0.31	(0.14)	— *	(0.14)
Year ended 12-31-2011	5.00	0.12	(3)	(0.12)	0.00	(0.10)	—	(0.10)
Year ended 12-31-2010(5)	5.00	0.00		0.00	0.00	—	—	—

*	Not shown due to rounding.

(1)	Based on net asset value. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the Portfolio had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	Annualized.

(5)	For the period from August 23, 2010 (commencement of operations of the Portfolio) through December 31, 2010.

114	SEMIANNUAL REPORT	2014

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Asset Strategy
Six-month period ended 6-30-2014 (unaudited)	$11.37	-0.87%	$1,725	0.97	%(4)	1.30	%(4)	0.98	%(4)	1.29	%(4)	60%
Year ended 12-31-2013	13.25	25.13	1,704	0.97		0.82		0.98		0.81		64
Year ended 12-31-2012	10.73	19.18	1,345	1.00		1.83		1.01		1.82		49
Year ended 12-31-2011	9.11	-7.21	1,197	0.99		0.62		1.00		0.61		57
Year ended 12-31-2010	9.91	8.68	1,295	1.02		1.07		1.03		1.06		104
Year ended 12-31-2009	9.23	25.04	1,095	1.05		1.17		1.06		1.16		113
Balanced
Six-month period ended 6-30-2014 (unaudited)	10.01	5.65	414	1.01	(4)	0.90	(4)	—		—		24
Year ended 12-31-2013	10.46	23.70	418	1.01		0.99		—		—		38
Year ended 12-31-2012	9.37	11.75	355	1.01		1.55		—		—		43
Year ended 12-31-2011	9.01	3.31	345	1.01		1.46		—		—		32
Year ended 12-31-2010	9.59	17.11	375	1.01		1.52		—		—		48
Year ended 12-31-2009	8.48	13.23	361	1.03		1.95		—		—		46
Bond
Six-month period ended 6-30-2014 (unaudited)	5.30	3.52	317	0.79	(4)	2.39	(4)	—		—		3
Year ended 12-31-2013	5.49	-2.09	314	0.78		2.50		—		—		48
Year ended 12-31-2012	5.90	5.78	511	0.78		2.62		—		—		33
Year ended 12-31-2011	5.80	7.31	640	0.77		3.02		—		—		65
Year ended 12-31-2010	5.60	6.04	508	0.78		2.25		—		—		49
Year ended 12-31-2009	5.50	7.16	471	0.80		3.56		—		—		30
Core Equity
Six-month period ended 6-30-2014 (unaudited)	13.78	6.60	515	0.96	(4)	0.40	(4)	1.01	(4)	0.35	(4)	21
Year ended 12-31-2013	15.13	33.51	500	0.96		0.55		1.01		0.50		70
Year ended 12-31-2012	12.38	18.60	391	0.97		0.60		1.02		0.55		53
Year ended 12-31-2011	11.70	1.66	376	0.96		0.57		1.01		0.52		70
Year ended 12-31-2010	11.91	20.89	429	0.96		0.33		1.01		0.28		100
Year ended 12-31-2009	9.95	24.02	415	0.98		1.01		1.03		0.96		101
Dividend Opportunities
Six-month period ended 6-30-2014 (unaudited)	8.82	7.07	505	1.00	(4)	1.23	(4)	—		—		20
Year ended 12-31-2013	9.04	29.61	484	1.00		1.23		—		—		53
Year ended 12-31-2012	7.24	13.18	386	1.01		1.95		—		—		43
Year ended 12-31-2011	6.47	-4.69	343	1.00		1.30		—		—		45
Year ended 12-31-2010	6.86	16.37	296	1.02		1.37		—		—		44
Year ended 12-31-2009	5.96	17.88	201	1.05		1.48		—		—		31
Energy
Six-month period ended 6-30-2014 (unaudited)	8.72	19.77	143	1.19	(4)	-0.18	(4)	—		—		12
Year ended 12-31-2013	7.50	27.76	99	1.23		-0.24		—		—		33
Year ended 12-31-2012	5.89	1.38	67	1.25		-0.18		—		—		38
Year ended 12-31-2011	5.81	-9.08	62	1.24		-0.36		—		—		14
Year ended 12-31-2010	6.39	21.96	44	1.28		-0.25		—		—		27
Year ended 12-31-2009	5.26	40.48	31	1.01		0.35		1.33		0.03		15
Global Bond
Six-month period ended 6-30-2014 (unaudited)	5.24	3.95	19	0.62	(4)	3.62	(4)	1.25	(4)	2.99	(4)	6
Year ended 12-31-2013	5.16	1.74	16	0.63		3.00		1.26		2.37		26
Year ended 12-31-2012	5.07	6.41	11	0.67		3.01		1.29		2.39		28
Year ended 12-31-2011	4.90	0.08	7	0.81		2.45		1.43		1.83		46
Year ended 12-31-2010(5)	5.00	-0.10	5	0.90	(4)	0.09	(4)	1.52	(4)	-0.53	(4)	28

See Accompanying Notes to Financial Statements.

2014	SEMIANNUAL REPORT	115

FINANCIAL HIGHLIGHTS

Ivy Funds VIP	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Global Natural Resources
Six-month period ended 6-30-2014 (unaudited)	$5.43	$0.00	*(3)	$0.78	$0.78	$—	$—	$—
Year ended 12-31-2013	5.04	0.00	*(3)	0.39	0.39	—	—	—
Year ended 12-31-2012	5.29	(0.01	)(3)	0.07	0.06	—	(0.31)	(0.31)
Year ended 12-31-2011	6.73	(0.01	)(3)	(1.43)	(1.44)	—	—	—
Year ended 12-31-2010	5.75	(0.02)		1.00	0.98	—	—	—
Year ended 12-31-2009	3.31	(0.02)		2.46	2.44	—	—	—
Growth
Six-month period ended 6-30-2014 (unaudited)	13.33	0.01	(3)	0.56	0.57	(0.06)	(2.48)	(2.54)
Year ended 12-31-2013	10.63	0.03	(3)	3.65	3.68	(0.05)	(0.93)	(0.98)
Year ended 12-31-2012	10.19	0.05	(3)	1.20	1.25	(0.01)	(0.80)	(0.81)
Year ended 12-31-2011	10.38	0.01	(3)	0.22	0.23	(0.04)	(0.38)	(0.42)
Year ended 12-31-2010	9.28	0.04		1.12	1.16	(0.06)	—	(0.06)
Year ended 12-31-2009	7.55	0.06		1.93	1.99	(0.03)	(0.23)	(0.26)
High Income
Six-month period ended 6-30-2014 (unaudited)	4.00	0.13	(3)	0.07	0.20	(0.20)	(0.03)	(0.23)
Year ended 12-31-2013	3.80	0.27	(3)	0.12	0.39	(0.19)	—	(0.19)
Year ended 12-31-2012	3.42	0.29	(3)	0.33	0.62	(0.24)	—	(0.24)
Year ended 12-31-2011	3.49	0.28	(3)	(0.09)	0.19	(0.26)	—	(0.26)
Year ended 12-31-2010	3.30	0.27		0.19	0.46	(0.27)	—	(0.27)
Year ended 12-31-2009	2.48	0.25		0.84	1.09	(0.27)	—	(0.27)
International Core Equity
Six-month period ended 6-30-2014 (unaudited)	19.75	0.19	(3)	1.37	1.56	(0.51)	(1.57)	(2.08)
Year ended 12-31-2013	16.07	0.27	(3)	3.70	3.97	(0.29)	—	(0.29)
Year ended 12-31-2012	14.67	0.25	(3)	1.64	1.89	(0.36)	(0.13)	(0.49)
Year ended 12-31-2011	17.29	0.32	(3)	(2.68)	(2.36)	(0.26)	—	(0.26)
Year ended 12-31-2010	15.38	0.26		1.86	2.12	(0.21)	—	(0.21)
Year ended 12-31-2009	12.46	0.20		4.01	4.21	(0.49)	(0.80)	(1.29)
International Growth
Six-month period ended 6-30-2014 (unaudited)	9.81	0.08	(3)	0.52	0.60	(0.21)	(0.86)	(1.07)
Year ended 12-31-2013	8.46	0.09	(3)	1.51	1.60	(0.08)	(0.17)	(0.25)
Year ended 12-31-2012	7.86	0.09	(3)	1.22	1.31	(0.17)	(0.54)	(0.71)
Year ended 12-31-2011	8.51	0.14	(3)	(0.76)	(0.62)	(0.03)	—	(0.03)
Year ended 12-31-2010	7.49	0.08		1.01	1.09	(0.07)	—	(0.07)
Year ended 12-31-2009	6.01	0.07		1.51	1.58	(0.10)	—	(0.10)
Limited-Term Bond
Six-month period ended 6-30-2014 (unaudited)	4.89	0.03	(3)	0.03	0.06	(0.03)	(0.01)	(0.04)
Year ended 12-31-2013	4.92	0.05	(3)	(0.08)	(0.03)	—	— *	— *
Year ended 12-31-2012	5.03	0.07	(3)	0.10	0.17	(0.15)	(0.13)	(0.28)
Year ended 12-31-2011	4.96	0.06	(3)	0.09	0.15	(0.08)	—	(0.08)
Year ended 12-31-2010(5)	5.00	0.02		(0.06)	(0.04)	—	—	—
Micro Cap Growth
Six-month period ended 6-30-2014 (unaudited)	31.78	(0.17	)(3)	(0.59)	(0.76)	—	(4.07)	(4.07)
Year ended 12-31-2013	21.13	(0.31	)(3)	12.05	11.74	—	(1.09)	(1.09)
Year ended 12-31-2012	20.56	(0.20	)(3)	2.57	2.37	—	(1.80)	(1.80)
Year ended 12-31-2011	22.11	(0.26	)(3)	(1.29)	(1.55)	—	—	—
Year ended 12-31-2010	15.70	(0.21)		6.62	6.41	—	—	—
Year ended 12-31-2009	11.11	(0.17)		4.76	4.59	—	—	—

*	Not shown due to rounding.

(1)	Based on net asset value. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the Portfolio had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	Annualized.

(5)	For the period from August 23, 2010 (commencement of operations of the Portfolio) through December 31, 2010.

116	SEMIANNUAL REPORT	2014

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Global Natural Resources
Six-month period ended 6-30-2014 (unaudited)	$6.21	14.36%	$192	1.34	%(4)	0.02	%(4)	—%		—%		20%
Year ended 12-31-2013	5.43	7.80	173	1.35		-0.02		—		—		134
Year ended 12-31-2012	5.04	1.89	180	1.36		-0.13		—		—		102
Year ended 12-31-2011	5.29	-21.45	184	1.37		-0.14		—		—		100
Year ended 12-31-2010	6.73	17.06	236	1.37		-0.31		—		—		117
Year ended 12-31-2009	5.75	73.64	192	1.45		-0.56		—		—		101
Growth
Six-month period ended 6-30-2014 (unaudited)	11.36	5.15	816	0.97	(4)	0.16	(4)	0.99	(4)	0.14	(4)	9
Year ended 12-31-2013	13.33	36.46	1,201	0.96		0.30		0.99		0.27		43
Year ended 12-31-2012	10.63	12.75	992	0.97		0.47		1.00		0.44		47
Year ended 12-31-2011	10.19	2.12	859	0.97		0.07		1.00		0.04		42
Year ended 12-31-2010	10.38	12.58	917	0.97		0.42		1.00		0.39		64
Year ended 12-31-2009	9.28	27.07	881	0.99		0.67		1.02		0.64		59
High Income
Six-month period ended 6-30-2014 (unaudited)	3.97	4.99	868	0.89	(4)	6.41	(4)	0.92	(4)	6.38	(4)	26
Year ended 12-31-2013	4.00	10.50	689	0.88		6.99		0.93		6.94		84
Year ended 12-31-2012	3.80	18.64	449	0.89		7.86		0.94		7.81		91
Year ended 12-31-2011	3.42	5.26	272	0.90		8.01		0.95		7.96		78
Year ended 12-31-2010	3.49	14.86	243	0.91		8.27		0.96		8.22		108
Year ended 12-31-2009	3.30	46.42	214	0.93		9.15		0.98		9.10		74
International Core Equity
Six-month period ended 6-30-2014 (unaudited)	19.23	8.41	707	1.16	(4)	1.99	(4)	—		—		46
Year ended 12-31-2013	19.75	24.91	672	1.16		1.51		—		—		92
Year ended 12-31-2012	16.07	13.33	622	1.17		1.64		—		—		85
Year ended 12-31-2011	14.67	-13.88	521	1.19		1.96		—		—		100
Year ended 12-31-2010	17.29	14.09	580	1.19		1.70		—		—		107
Year ended 12-31-2009	15.38	36.96	513	1.22		1.58		—		—		142
International Growth
Six-month period ended 6-30-2014 (unaudited)	9.34	6.62	443	1.15	(4)	1.63	(4)	1.18	(4)	1.60	(4)	23
Year ended 12-31-2013	9.81	19.23	419	1.14		1.06		1.17		1.03		49
Year ended 12-31-2012	8.46	18.05	478	1.15		1.09		1.18		1.06		44
Year ended 12-31-2011	7.86	-7.32	266	1.15		1.67		1.18		1.64		61
Year ended 12-31-2010	8.51	14.79	331	1.17		1.22		1.20		1.19		75
Year ended 12-31-2009	7.49	26.89	261	1.19		1.34		1.22		1.31		80
Limited-Term Bond
Six-month period ended 6-30-2014 (unaudited)	4.91	1.26	463	0.81	(4)	1.37	(4)	—		—		12
Year ended 12-31-2013	4.89	-0.54	437	0.82		1.14		—		—		25
Year ended 12-31-2012	4.92	3.37	123	0.81		1.33		0.82		1.32		60
Year ended 12-31-2011	5.03	3.17	241	0.76		1.27		0.84		1.19		55
Year ended 12-31-2010(5)	4.96	-0.85	142	0.76	(4)	0.92	(4)	0.84	(4)	0.84	(4)	15
Micro Cap Growth
Six-month period ended 6-30-2014 (unaudited)	26.95	-0.92	75	1.33	(4)	-1.12	(4)	—		—		30
Year ended 12-31-2013	31.78	57.28	79	1.34		-1.19		—		—		61
Year ended 12-31-2012	21.13	11.84	49	1.35		-0.91		—		—		52
Year ended 12-31-2011	20.56	-7.01	46	1.34		-1.20		—		—		57
Year ended 12-31-2010	22.11	40.85	55	1.35		-1.15		—		—		77
Year ended 12-31-2009	15.70	41.29	38	1.42		-1.34		—		—		70

See Accompanying Notes to Financial Statements.

2014	SEMIANNUAL REPORT	117

FINANCIAL HIGHLIGHTS

Ivy Funds VIP	FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Mid Cap Growth
Six-month period ended 6-30-2014 (unaudited)	$10.72	$(0.03	)(3)	$0.40	$0.37	$—	$(0.66)	$(0.66)
Year ended 12-31-2013	8.54	(0.04	)(3)	2.54	2.50	—	(0.32)	(0.32)
Year ended 12-31-2012	8.37	(0.02	)(3)	1.07	1.05	—	(0.88)	(0.88)
Year ended 12-31-2011	8.69	(0.03	)(3)	0.01	(0.02)	— *	(0.30)	(0.30)
Year ended 12-31-2010	6.61	0.00		2.08	2.08	— *	—	— *
Year ended 12-31-2009	4.51	0.00		2.10	2.10	—	—	—
Money Market
Six-month period ended 6-30-2014 (unaudited)	1.00	0.00	*(3)	0.00 *	0.00 *	— *	—	— *
Year ended 12-31-2013	1.00	0.00	*(3)	0.00	0.00 *	— *	—	— *
Year ended 12-31-2012	1.00	0.00	*(3)	0.00 *	0.00 *	— *	—	— *
Year ended 12-31-2011	1.00	0.00	(3)	0.00	0.00	— *	—	— *
Year ended 12-31-2010	1.00	0.00		0.00	0.00	— *	— *	— *
Year ended 12-31-2009	1.00	0.01		0.00	0.01	(0.01)	— *	(0.01)
Real Estate Securities
Six-month period ended 6-30-2014 (unaudited)	7.90	0.08	(3)	1.24	1.32	(0.09)	(0.51)	(0.60)
Year ended 12-31-2013	7.89	0.08	(3)	0.02	0.10	(0.09)	—	(0.09)
Year ended 12-31-2012	6.75	0.08	(3)	1.11	1.19	(0.05)	—	(0.05)
Year ended 12-31-2011	6.48	0.06	(3)	0.26	0.32	(0.05)	—	(0.05)
Year ended 12-31-2010	5.14	0.05		1.40	1.45	(0.11)	—	(0.11)
Year ended 12-31-2009	4.30	0.11		0.85	0.96	(0.12)	—	(0.12)
Science and Technology
Six-month period ended 6-30-2014 (unaudited)	26.58	(0.05	)(3)	1.20	1.15	—	(2.17)	(2.17)
Year ended 12-31-2013	18.10	(0.11	)(3)	9.89	9.78	—	(1.30)	(1.30)
Year ended 12-31-2012	15.25	(0.12	)(3)	4.22	4.10	—	(1.25)	(1.25)
Year ended 12-31-2011	16.73	(0.13	)(3)	(0.75)	(0.88)	—	(0.60)	(0.60)
Year ended 12-31-2010	15.30	(0.08)		1.96	1.88	—	(0.45)	(0.45)
Year ended 12-31-2009	11.43	0.01		4.73	4.74	—	(0.87)	(0.87)
Small Cap Growth
Six-month period ended 6-30-2014 (unaudited)	13.76	(0.06	)(3)	(0.06)	(0.12)	—	(1.62)	(1.62)
Year ended 12-31-2013	9.60	(0.10	)(3)	4.26	4.16	—	—	—
Year ended 12-31-2012	9.34	(0.08	)(3)	0.57	0.49	—	(0.23)	(0.23)
Year ended 12-31-2011	10.53	(0.10	)(3)	(1.00)	(1.10)	—	(0.09)	(0.09)
Year ended 12-31-2010	8.17	(0.07)		2.43	2.36	—	—	—
Year ended 12-31-2009	6.09	(0.06)		2.17	2.11	(0.03)	—	(0.03)
Small Cap Value
Six-month period ended 6-30-2014 (unaudited)	19.90	(0.02	)(3)	1.04	1.02	(0.02)	(3.08)	(3.10)
Year ended 12-31-2013	16.04	(0.01	)(3)	5.20	5.19	(0.16)	(1.17)	(1.33)
Year ended 12-31-2012	14.57	0.12	(3)	2.44	2.56	(0.07)	(1.02)	(1.09)
Year ended 12-31-2011	16.78	0.08	(3)	(2.21)	(2.13)	(0.08)	—	(0.08)
Year ended 12-31-2010	13.29	0.07		3.43	3.50	(0.01)	—	(0.01)
Year ended 12-31-2009	10.29	0.01		2.99	3.00	—	—	—
Value
Six-month period ended 6-30-2014 (unaudited)	7.82	0.03	(3)	0.42	0.45	(0.08)	(1.10)	(1.18)
Year ended 12-31-2013	5.97	0.05	(3)	2.03	2.08	(0.05)	(0.18)	(0.23)
Year ended 12-31-2012	5.57	0.07	(3)	0.91	0.98	(0.08)	(0.50)	(0.58)
Year ended 12-31-2011	6.05	0.06	(3)	(0.50)	(0.44)	(0.04)	—	(0.04)
Year ended 12-31-2010	5.14	0.03		0.93	0.96	(0.05)	—	(0.05)
Year ended 12-31-2009	4.15	0.07		1.01	1.08	(0.09)	—	(0.09)

*Not	shown due to rounding.

(1)	Based on net asset value. Total returns for periods less than one year are not annualized.

(2)	Ratios excluding expense waivers are included only for periods in which the Portfolio had waived or reimbursed expenses.

(3)	Based on average weekly shares outstanding.

(4)	Annualized.

118	SEMIANNUAL REPORT	2014

	Net Asset Value, End of Period	Total Return(1)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(2)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(2)		Portfolio Turnover Rate
Mid Cap Growth
Six-month period ended 6-30-2014 (unaudited)	$10.43	3.79%	$451	1.10	%(4)	-0.51	%(4)	1.15	%(4)	-0.56	%(4)	33%
Year ended 12-31-2013	10.72	29.94	426	1.10		-0.36		1.16		-0.42		35
Year ended 12-31-2012	8.54	13.56	264	1.12		-0.27		1.17		-0.32		35
Year ended 12-31-2011	8.37	-0.56	173	1.16		-0.32		1.18		-0.34		49
Year ended 12-31-2010	8.69	31.56	142	1.17		0.01		1.19		-0.01		44
Year ended 12-31-2009	6.61	46.66	92	1.21		0.03		1.23		0.01		33
Money Market
Six-month period ended 6-30-2014 (unaudited)	1.00	0.00	757	0.15	(4)	0.02	(4)	0.45	(4)	-0.28	(4)	—
Year ended 12-31-2013	1.00	0.02	605	0.19		0.02		0.45		-0.24		—
Year ended 12-31-2012	1.00	0.02	245	0.30		0.02		0.47		-0.15		—
Year ended 12-31-2011	1.00	0.02	223	0.28		0.02		0.47		-0.17		—
Year ended 12-31-2010	1.00	0.08	178	0.42		0.06		0.49		-0.01		—
Year ended 12-31-2009	1.00	1.02	151	0.51		0.99		—		—		—
Real Estate Securities
Six-month period ended 6-30-2014 (unaudited)	8.62	16.89	47	1.26	(4)	1.96	(4)	1.35	(4)	1.87	(4)	52
Year ended 12-31-2013	7.90	1.13	40	1.24		1.01		1.33		0.92		43
Year ended 12-31-2012	7.89	17.72	40	1.33		1.03		1.34		1.02		47
Year ended 12-31-2011	6.75	5.01	39	1.33		0.87		—		—		54
Year ended 12-31-2010	6.48	28.51	40	1.36		0.75		—		—		67
Year ended 12-31-2009	5.14	23.62	34	1.43		2.54		—		—		62
Science and Technology
Six-month period ended 6-30-2014 (unaudited)	25.56	5.10	599	1.14	(4)	-0.41	(4)	1.16	(4)	-0.43	(4)	12
Year ended 12-31-2013	26.58	56.39	570	1.14		-0.49		1.16		-0.51		51
Year ended 12-31-2012	18.10	27.83	334	1.15		-0.67		1.17		-0.69		44
Year ended 12-31-2011	15.25	-5.77	279	1.16		-0.77		1.18		-0.79		50
Year ended 12-31-2010	16.73	12.75	326	1.16		-0.48		1.18		-0.50		27
Year ended 12-31-2009	15.30	43.84	316	1.19		0.06		1.21		0.04		65
Small Cap Growth
Six-month period ended 6-30-2014 (unaudited)	12.02	0.49	373	1.14	(4)	-0.85	(4)	1.16	(4)	-0.87	(4)	34
Year ended 12-31-2013	13.76	43.36	560	1.14		-0.84		1.16		-0.86		74
Year ended 12-31-2012	9.60	5.17	448	1.14		-0.80		1.16		-0.82		85
Year ended 12-31-2011	9.34	-10.60	350	1.14		-0.95		1.16		-0.97		80
Year ended 12-31-2010	10.53	28.85	419	1.14		-0.83		1.16		-0.85		60
Year ended 12-31-2009	8.17	34.72	356	1.17		-0.88		1.19		-0.90		44
Small Cap Value
Six-month period ended 6-30-2014 (unaudited)	17.82	6.11	297	1.16	(4)	-0.25	(4)	—		—		22
Year ended 12-31-2013	19.90	33.53	289	1.16		-0.09		—		—		54
Year ended 12-31-2012	16.04	18.63	246	1.17		0.78		—		—		64
Year ended 12-31-2011	14.57	-12.79	228	1.17		0.50		—		—		59
Year ended 12-31-2010	16.78	26.41	244	1.17		0.54		—		—		78
Year ended 12-31-2009	13.29	29.15	197	1.21		0.05		—		—		100
Value
Six-month period ended 6-30-2014 (unaudited)	7.09	6.44	359	1.00	(4)	0.78	(4)	1.01	(4)	0.77	(4)	38
Year ended 12-31-2013	7.82	35.34	372	1.00		0.76		1.01		0.75		63
Year ended 12-31-2012	5.97	18.88	308	1.00		1.20		1.02		1.18		67
Year ended 12-31-2011	5.57	-7.32	287	1.00		1.04		1.01		1.03		60
Year ended 12-31-2010	6.05	18.71	316	1.01		0.52		1.02		0.51		51
Year ended 12-31-2009	5.14	26.64	277	1.04		1.45		1.05		1.44		73

See Accompanying Notes to Financial Statements.

2014	SEMIANNUAL REPORT	119

NOTES TO FINANCIAL STATEMENTS

Ivy Funds VIP	JUNE 30, 2014 (UNAUDITED)

1.	ORGANIZATION

Ivy Funds Variable Insurance Portfolios, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is divided into 29 series (each a “Portfolio”). The assets belonging to each Portfolio, except Pathfinder Aggressive, Pathfinder Conservative, Pathfinder Moderate, Pathfinder Moderately Aggressive and Pathfinder Moderately Conservative (collectively, the “Pathfinder Portfolios”) and Pathfinder Moderate — Managed Volatility, Pathfinder Moderately Aggressive — Managed Volatility and Pathfinder Moderately Conservative — Managed Volatility (collectively, the “Managed Volatility Portfolios”), are held separately by the custodian. The investment objective, policies and risk factors of each Portfolio are described more fully in the Prospectus and Statement of Additional Information (“SAI”). Each Portfolio’s investment adviser is Waddell & Reed Investment Management Company (“WRIMCO”).

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Portfolio.

Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Portfolio is informed of the ex-dividend date. All or a portion of the distributions received from a real estate investment trust or publicly traded partnership may be designated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation. Each Portfolio’s accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily, using foreign exchange rates obtained from an independent pricing service authorized by the Board of Trustees of the Trust (the “Board”). Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. Each Portfolio combines fluctuations from currency exchange rates and fluctuations in value when computing net realized gain (loss) and net change in unrealized appreciation (depreciation) on investments. Foreign exchange rates are valued as of the close of the New York Stock Exchange (“NYSE”), normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded by each Portfolio on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America (“U.S. GAAP”). If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

It is the policy of each Portfolio to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, each Portfolio intends to pay distributions as required to avoid imposition of excise tax. Accordingly, no provision has been made for Federal income taxes. Management of the Trust periodically reviews all tax positions to assess that it is more likely than not that the position would be sustained upon examination by the relevant tax authority based on the technical merits of each position. As of and for the period ended June 30, 2014, management believes that no liability for unrecognized tax positions is required. The Portfolios are subject to examination by U.S. federal and state authorities for returns filed for tax years after 2009.

Segregation and Collateralization. In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that a Portfolio either deliver collateral or segregate assets in connection with certain investments (e.g., dollar rolls, financial futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods and swaps), the Portfolio will segregate collateral or designate on its books and records cash or other liquid securities having a value at least equal to the amount that is required to be physically segregated for the benefit of the counterparty. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit cash or securities as collateral for certain investments. Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged to cover obligations of the Portfolios under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as “Restricted cash.” Securities collateral pledged for the same purpose, if any, is noted on the Schedule of Investments

Concentration of Market and Credit Risk. In the normal course of business, the Portfolios invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Portfolios may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Portfolios; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Portfolios may be exposed to counterparty credit risk, or the risk that an entity with which the Portfolios have unsettled or open transactions may fail to or be unable to perform on its commitments. The Portfolios manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded on the Portfolios’ Statement of Assets and Liabilities, less any collateral held by the Portfolios.

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Certain Portfolios may hold high-yield and/or non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Portfolios may acquire securities in default and are not obligated to dispose of securities whose issuers subsequently default.

Certain Portfolios may enter into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected on the Statement of Assets and Liabilities.

If a Portfolio invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Portfolio, or, in the case of hedging positions, that the Portfolio’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

Inflation-Indexed Bonds Certain Portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Interest-Only Obligations. These securities entitle the owner to receive only the interest portion from a bond, Treasury note or pool of mortgages. These securities are generally created by a third party separating a bond or pool of mortgages into distinct interest-only and principal-only securities. As the principal (par) amount of a bond or pool of mortgages is paid down, the amount of interest income earned by the owner will decline as well.

Payment In-Kind Securities Certain Portfolios may invest in payment in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

Securities on a When-Issued or Delayed Delivery Basis. Certain Portfolios may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by a Portfolio on a when-issued basis normally take place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of a Portfolio’s net asset value (“NAV”) to the extent the Portfolio executes such transactions while remaining substantially fully invested. When a Portfolio engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Portfolio to lose the opportunity to obtain or dispose of the security at a price and yield WRIMCO, or the Portfolio’s investment subadviser, as applicable, consider advantageous. The Portfolio maintains internally designated assets with a value equal to or greater than the amount of its purchase commitments. The Portfolio may also sell securities that it purchased on a when-issued or delayed delivery basis prior to settlement of the original purchase.

Loans. Certain Portfolios may invest in loans, the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates of domestic or foreign corporations, partnerships and other entities (“Borrower”). Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, LIBOR rates or certificates of deposit rates. Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Loans are exempt from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a Portfolio purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender. When a Portfolio purchases a participation of a loan interest, the Portfolio typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in loans includes the right to receive payments of principal, interest and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Portfolio generally has no right to enforce compliance with the terms of the loan agreement. As a result, the Portfolio assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Portfolio and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Portfolio may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest.

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Custodian Fees. “Custodian fees” on the Statement of Operations may include interest expense incurred by a Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. A Portfolio pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by that Portfolio. The “Earnings credit” line item, if shown, represents earnings on cash balances maintained by that Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.

Trustees and Chief Compliance Officer Fees. Fees paid to the Trustees can be paid in cash or deferred to a later date, at the election of the Trustee according to the Deferred Fee Agreement entered into between the Trust and the Trustee(s). Each Portfolio records its portion of the deferred fees as a liability on the Statement of Assets and Liabilities. All fees paid in cash plus any appreciation (depreciation) in the underlying deferred plan are shown on the Statement of Operations. Additionally, fees paid to the office of the Chief Compliance Officer of the Portfolios are shown on the Statement of Operations.

Indemnifications. The Trust’s organizational documents provide current and former Trustees and Officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown and is dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

Basis of Preparation. Each Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The accompanying financial statements were prepared in accordance with U.S. GAAP, including but not limited to ASC 946. U.S. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Subsequent Events. Management has performed a review for subsequent events through the date this report was issued.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Each Portfolio calculates the NAV of its shares as of the close of the NYSE, normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

For purposes of calculating the NAV, the portfolio securities and other assets are valued on each business day using pricing and valuation methods as adopted by the Board. Where market quotes are readily available, fair value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Prices for fixed-income securities are typically based on quotes that are obtained from an independent pricing service authorized by the Board. To determine values of fixed-income securities, the independent pricing service utilizes such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities that cannot be valued by the independent pricing service may be valued using quotes obtained from dealers that make markets in the securities.

Investments in Money Market Portfolio and short-term securities with maturities of 60 days or less are valued on the basis of amortized cost (which approximates value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium.

Because many foreign markets close before the NYSE, events may occur between the close of the foreign market and the close of the NYSE that could have a material impact on the valuation of foreign securities. Waddell & Reed Services Company (“WRSCO”), pursuant to procedures adopted by the Board, evaluates the impact of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the NYSE. In addition, all securities for which values are not readily available or are deemed unreliable are appraised at fair value as determined in good faith under the supervision of the Board.

Where market quotes are not readily available, portfolio securities or assets are valued at fair value, as determined in good faith by the Board or WRSCO pursuant to instructions from the Board.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE close, that materially affect the values of a Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available.

The Board has delegated to WRSCO, the responsibility for monitoring significant events that may materially affect the values of a Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events. WRSCO has established a Valuation Committee to administer and oversee the valuation process, including the use of third party pricing vendors.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee and appropriate consultation with the Board.

When a Portfolio uses these fair valuation methods applied by WRSCO that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. The prices used by a Portfolio may differ from the value that will ultimately be realized at the time the securities were sold.

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WRSCO is responsible for monitoring the implementation of the pricing and valuation policies through a series of activities to provide reasonable comfort of the accuracy of prices including: 1) periodic vendor due diligence meetings to review methodologies, new developments, and process at vendors, 2) daily and monthly multi-source pricing comparisons reviewed and submitted to the Valuation Committee, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by management and the Valuation Committee.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized as follows:

Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

A description of the valuation techniques applied to the Portfolios’ major classes of assets and liabilities measured at fair value on a recurring basis follows:

Asset-Backed Securities and Mortgage-Backed Securities. The fair value of asset-backed securities and mortgage-backed securities are estimated using recently executed transactions and based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, and otherwise they would be categorized as Level 3.

Loans. Loans are valued using a price or composite price from one or more brokers or dealers as obtained from an independent pricing service. The fair value of loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Loans are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable in which case they would be categorized as Level 3.

Bullion. The fair value of bullion is at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded and are categorized in Level 1 of the fair value hierarchy.

Corporate Bonds. The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3 of the fair value hierarchy.

Derivative Instruments. Forward foreign currency contracts are valued based upon the closing prices of the forward currency rates determined at the close of the NYSE. Swaps are valued by an independent pricing service unless the price is unavailable, in which case they are valued at the price provided by a dealer in that security. Futures contracts traded on an exchange are generally valued at the settlement price. Listed options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service unless the price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. Over the counter (“OTC”) options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service for a comparable listed option unless such a price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. If no comparable listed option exists from which to obtain a price from an independent pricing service and a quotation cannot be obtained from a broker-dealer, the OTC option will be valued using a model reasonably designed to provide a current market price.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward foreign currency contracts, swap agreements, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case with interest rate swap and option contracts. A substantial majority of OTC derivative products valued using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy.

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Equity Securities. Equity securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. OTC equity securities and listed securities for which no price is readily available are valued at the average of the last bid and asked prices.

Mutual funds, including investment funds, typically are valued at the NAV reported as of the valuation date.

Securities that are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded and to the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, for which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intra-day trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Municipal Bonds. Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wants lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Restricted Securities. Restricted securities that are deemed to be both Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy because they trade infrequently, and, therefore, the inputs are unobservable. Restricted securities that are valued at a discount to similar publicly traded securities may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety; otherwise they may be categorized as Level 3.

U.S. Government and Agency Securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 1 or 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. Transfers between levels represent the values as of the beginning of the reporting period.

For fair valuations using unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between Levels of the Portfolios’ assets and liabilities. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Portfolio.

Net realized gain (loss) and net unrealized appreciation (depreciation), shown on the reconciliation of Level 3 investments if applicable, are included on the Statement of Operations in net realized gain (loss) on investments in unaffiliated securities and in net change in unrealized appreciation (depreciation) on investments in unaffiliated securities, respectively. Additionally, the net change in unrealized appreciation for all Level 3 investments still held as of June 30, 2014, if applicable, is included on the Statement of Operations in net change in unrealized appreciation (depreciation) on investments in unaffiliated securities.

The Portfolios may own different types of assets that are classified as Level 2 or Level 3. Assets classified as Level 2 can have a variety of observable inputs, including, but not limited to, benchmark yields, reported trades, broker quotes, benchmark securities, and bid/offer quotations. These observable inputs are collected and utilized, primarily by an independent pricing service, in different evaluated pricing approaches depending upon the specific asset to determine a value.

4.	DERIVATIVE INSTRUMENTS ($ amounts in thousands unless indicated otherwise)

The following disclosures contain information on why and how the Portfolios use derivative instruments, the associated risks of investing in derivative instruments, and how derivative instruments affect the Portfolios’ financial positions and results of operations when presented by primary underlying risk exposure.

Forward Foreign Currency Contracts. Each Portfolio, other than Money Market and the Pathfinder Portfolios, may enter into forward foreign currency contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date. Forward contracts are reported on a schedule following the Schedule of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the NYSE as provided by a bank, dealer or independent pricing service. The resulting unrealized

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appreciation and depreciation is reported on the Statement of Assets and Liabilities as a receivable or payable and on the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) on the Statement of Operations.

Risks to a Portfolio related to the use of such contracts include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, a Portfolio’s maximum loss will consist of the aggregate unrealized gain on appreciated contracts that is not collateralized.

Futures Contracts. Each Portfolio, other than Money Market and the Pathfinder Portfolios, may engage in buying and selling futures contracts. Upon entering into a futures contract, the Portfolio is required to deposit, in a segregated account, an amount equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent payments (variation margins) are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying debt security or index.

Futures contracts are reported on a schedule following the Schedule of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are identified on the Schedule of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted on the Statement of Assets and Liabilities. The net change in unrealized appreciation (depreciation) is reported on the Statement of Operations. Realized gains (losses) are reported on the Statement of Operations at the closing or expiration of futures contracts.

Risks of entering into futures contracts include the possibility of loss of securities or cash held as collateral, that there may be an illiquid market where the Portfolio is unable to close the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolio’s securities.

Option Contracts. Options purchased by a Portfolio are accounted for in the same manner as marketable portfolio securities. The cost of portfolio securities acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from securities sold through the exercise of put options are decreased by the premium paid to purchase the put.

When a Portfolio writes (sells) an option, an amount equal to the premium received by the Portfolio is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current value of the option written. When an option expires on its stipulated expiration date or a Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold), and the liability related to such option is extinguished. When a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether a Portfolio has realized a gain or loss. For each Portfolio, when a written put is exercised, the cost basis of the securities purchased by a Portfolio is reduced by the amount of the premium received.

Investments in options, whether purchased or written, involve certain risks. Writing put options and purchasing call options may increase a Portfolio’s exposure to the underlying security (or basket of securities). With written options, there may be times when a Portfolio will be required to purchase or sell securities to meet its obligation under the option contract where the required action is not beneficial to the Portfolio, due to unfavorable movement of the market price of the underlying security (or basket of securities). Additionally, to the extent a Portfolio enters into OTC option transactions with counterparties, the Portfolio will be exposed to the risk that counterparties to these OTC transactions will be unable to meet their obligations under the terms of the transaction.

Swap Agreements. Each Portfolio, other than Money Market and the Pathfinder Portfolios, may invest in swap agreements.

Total return swaps involve a commitment to pay periodic interest payments in exchange for a market-linked return based on a security or a basket of securities representing a variety of securities or a particular index. To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

The creditworthiness of the counterparty with which a Portfolio enters into a swap agreement is monitored by WRIMCO. If a firm’s creditworthiness declines, the value of the agreement would likely decline, potentially resulting in losses. If a default occurs by the counterparty to such a transaction, the Portfolio will have contractual remedies pursuant to the agreement related to the transaction. The maximum loss a Portfolio may incur consists of the aggregate unrealized gain on appreciated contracts that is not collateralized.

Collateral and rights of offset. A Portfolio may mitigate credit risk with respect to OTC derivative counterparties through credit support annexes (“CSA”) included with an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement which is the standard contract governing most derivative transactions between the Portfolio and each of its counterparties. The CSA allows the Portfolio and its counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Portfolio’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the CSA. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized contractually or otherwise, the Portfolio bears the risk of loss from counterparty non-performance. See Note 2 “Segregation and Collateralization” for additional information with respect to collateral practices.

Offsetting of Assets and Liabilities. FASB Accounting Standards Update 2011-11, Disclosures about Offsetting Assets and Liabilities, requires an entity that has financial instruments that are either (1) offset or (2) subject to an enforceable master netting arrangement or similar agreement to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

2014	SEMIANNUAL REPORT	125

The following tables present financial instruments subject to master netting agreements as of June 30, 2014:

Assets

				Gross Amounts Not Offset on the Statement of Assets and Liabilities
Portfolio	Gross Amounts of Recognized Assets	Gross Amounts Offset on the Statement of Assets and Liabilities	Net Amounts of Assets Presented on the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount Receivable
Asset Strategy Portfolio
Investments in unaffiliated securities at value*	$1,623	$—	$1,623	$(89)	$(776)	$(749)	$9
Unrealized appreciation on swap agreements	2,709	—	2,709	(57)	(1,921)	(316)	415
Total	$4,332	$—	$4,332	$(146)	$(2,697)	$(1,065)	$424
High Income Portfolio
Unrealized appreciation on forward foreign currency contracts	$537	$—	$537	$(44)	$—	$(417)	$76
Mid Cap Growth Portfolio
Investments in unaffiliated securities at value*	$297	$—	$297	$(7)	$—	$(94)	$196

*Purchased options are reported as investments in unaffiliated securities on the Statement of Assets and Liabilities.

Liabilities

				Gross Amounts Not Offset on the Statement of Assets and Liabilities
Portfolio	Gross Amounts of Recognized Liabilities	Gross Amounts Offset on the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented on the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount Payable
Asset Strategy Portfolio
Unrealized depreciation on forward foreign currency contracts	$316	$—	$316	$—	$—	$—	$316
Unrealized depreciation on swap agreements	346	—	346	(57)	(289)	—	—
Written options at value	89	—	89	(89)	—	—	—
Total	$751	$—	$751	$(146)	$(289)	$—	$316
Global Natural Resources Portfolio
Unrealized depreciation on forward foreign currency contracts	$81	$—	$81	$—	$—	$—	$81
High Income Portfolio
Unrealized depreciation on forward foreign currency contracts	$44	$—	$44	$(44)	$—	$—	$—
International Core Equity Portfolio
Unrealized depreciation on forward foreign currency contracts	$218	$—	$218	$—	$(79)	$—	$139
International Growth Portfolio
Unrealized depreciation on forward foreign currency contracts	$81	$—	$81	$—	$—	$—	$81
Mid Cap Growth Portfolio
Written options at value	$7	$—	$7	$(7)	$—	$—	$—
Small Cap Value Portfolio
Written options at value	$49	$—	$49	$—	$—	$—	$49
Value Portfolio
Written options at value	$132	$—	$132	$—	$—	$—	$132

126	SEMIANNUAL REPORT	2014

Additional Disclosure Related to Derivative Instruments

Fair values of derivative instruments as of June 30, 2014:

		Assets		Liabilities
Portfolio	Type of Risk Exposure	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Pathfinder Moderate – Managed Volatility	Equity	Unrealized appreciation on futures contracts**	$9		—
Pathfinder Moderately Aggressive – Managed Volatility	Equity	Unrealized appreciation on futures contracts**	3		—
Asset Strategy	Equity	Investments in unaffiliated securities at value*	1,949	Written options at value	$89
	Equity	Unrealized appreciation on swap agreements	2,709	Unrealized depreciation on swap agreements	346
	Foreign currency		—	Unrealized depreciation on forward foreign currency contracts	316
Bond	Interest rate	Unrealized appreciation on futures contracts**	20	Unrealized depreciation on futures contracts**	9
Global Natural Resources	Foreign currency		—	Unrealized depreciation on forward foreign currency contracts	81
High Income	Foreign currency		—	Unrealized depreciation on forward foreign currency contracts	14
International Core Equity	Foreign currency		—	Unrealized depreciation on forward foreign currency contracts	218
International Growth	Foreign currency		—	Unrealized depreciation on forward foreign currency contracts	81
Limited-Term Bond	Interest rate	Unrealized appreciation on futures contracts**	133	Unrealized depreciation on futures contracts**	9
Mid Cap Growth	Equity	Investments in unaffiliated securities at value*	312	Written options at value	7
Small Cap Value	Equity		—	Written options at value	49
Value	Equity		—	Written options at value	195

*Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

**The value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) as of June 30, 2014.

Amount of realized gain (loss) on derivatives recognized on the Statement of Operations for the period ended June 30, 2014:

		Net realized gain (loss) on:
Portfolio	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Pathfinder Moderate – Managed Volatility	Equity	$—	$—	$239	$—	$—	$239
Pathfinder Moderately Aggressive – Managed Volatility	Equity	—	—	77	—	—	77
Pathfinder Moderately Conservative – Managed Volatility	Equity	—	—	43	—	—	43
Asset Strategy	Commodity	(44)	—	(6,384)	(35)	—	(6,463)
	Equity	(277)	1,897	(15)	3,260	—	4,865
	Foreign currency	—	—	—	—	1,200	1,200
Bond	Interest rate	—	—	(1,668)	—	—	(1,668)
Global Bond	Foreign currency	—	—	—	—	(16)	(16)
Global Natural Resources	Foreign currency	—	—	—	—	(336)	(336)
High Income	Foreign currency	—	—	—	—	(57)	(57)
International Core Equity	Foreign currency	—	—	—	—	410	410
International Growth	Foreign currency	—	—	—	—	30	30
Limited-Term Bond	Interest rate	—	—	(3,505)	—	—	(3,505)
Mid Cap Growth	Equity	(312)	—	—	(681)	—	(993)
Real Estate Securities	Equity	—	—	—	1	—	1
Science and Technology	Equity	853	—	—	148	—	1,001
Value	Equity	—	—	—	(576)	—	(576)

*Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

2014	SEMIANNUAL REPORT	127

Change in unrealized appreciation (depreciation) on derivatives recognized on the Statement of Operations for the period ended June 30, 2014:

		Net change in unrealized appreciation (depreciation) on:
Portfolio	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Pathfinder Moderate – Managed Volatility	Equity	$—	$—	$(16)	$—	$—	$(16)
Pathfinder Moderately Aggressive – Managed Volatility	Equity	—	—	(4)	—	—	(4)
Pathfinder Moderately Conservative – Managed Volatility	Equity	—	—	(4)	—	—	(4)
Asset Strategy	Commodity	(3)	—	(2,698)	(12)	—	(2,713)
	Equity	(1,577)	2,363	—	(285)	—	501
	Foreign currency	—	—	—	—	(8,460)	(8,460)
Bond	Interest rate	—	—	(359)	—	—	(359)
Global Bond	Foreign currency	—	—	—	—	7	7
Global Natural Resources	Foreign currency	—	—	—	—	58	58
High Income	Foreign currency	—	—	—	—	111	111
International Core Equity	Equity	—	—	—	86	—	86
	Foreign currency	—	—	—	—	(361)	(361)
International Growth	Foreign currency	—	—	—	—	(63)	(63)
Limited-Term Bond	Interest rate	—	—	(357)	—	—	(357)
Mid Cap Growth	Equity	(731)	—	—	42	—	(689)
Real Estate Securities	Equity	—	—	—	2	—	2
Science and Technology	Equity	115	—	—	(76)	—	39
Small Cap Value	Equity	—	—	—	10	—	10
Value	Equity	—	—	—	1,813	—	1,813

*	Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

During the period ended June 30, 2014, the average derivative volume was as follows:

Portfolio	Long forward contracts(1)	Short forward contracts(1)	Long futures contracts(1)	Short futures contracts(1)	Swap agreements(2)	Purchased options(1)	Written options(1)
Pathfinder Moderate – Managed Volatility	$—	$—	$1,815	$—	$—	$—	$—
Pathfinder Moderately Aggressive – Managed Volatility	—	—	785	—	—	—	$—
Asset Strategy	174,423	90,345	—	—	34,879	2,541	1,044
Bond	—	—	—	35,117	—	—	—
Global Bond	248	249	—	—	—	—	—
Global Natural Resources	13,159	13,212	—	—	—	—	—
High Income	5,222	5,244	—	—	—	—	—
International Core Equity	55,441	55,442	—	—	—	—	21
International Growth	55,417	55,476	—	—	—	—	—
Limited Term Bond	—	—	—	95,870	—	—	—
Mid Cap Growth	—	—	—	—	—	76	317
Real Estate Securities	—	—	—	—	—	—	—	*
Science and Technology	—	—	—	—	—	615	106
Small Cap Value	—	—	—	—	—	—	—	*
Value	—	—	—	—	—	—	1,063

*	Not shown due to rounding.
(1)	Average value outstanding during the period.
(2)	Average notional amount outstanding during the period.

Objectives and Strategies

Pathfinder Moderate — Managed Volatility. The Portfolio’s objectives in using derivatives during the period were to manage the volatility of the Portfolio’s equity returns in an attempt to stabilize the equity returns of the Portfolio. To achieve this objective, the Portfolio utilized long exchange traded futures contracts on certain equity indices.

128	SEMIANNUAL REPORT	2014

Pathfinder Moderately Aggressive — Managed Volatility. The Portfolio’s objectives in using derivatives during the period were to manage the volatility of the Portfolio’s equity returns in an attempt to stabilize the equity returns of the Portfolio. To achieve this objective, the Portfolio utilized long exchange traded futures contracts on certain equity indices.

Pathfinder Moderately Conservative — Managed Volatility. The Portfolio’s objectives in using derivatives during the period were to manage the volatility of the Portfolio’s equity returns in an attempt to stabilize the equity returns of the Portfolio. To achieve this objective, the Portfolio utilized long exchange traded futures contracts on certain equity indices.

Asset Strategy. The Portfolio’s objectives in using derivatives during the period included hedging market risk on equity securities, increasing exposure to various equity markets, managing exposure to various foreign currencies, and hedging certain event risks on positions held by the Portfolio. To achieve the objective of hedging market risk and increasing exposure to equity markets, the Portfolio utilized futures, total return swaps and option contracts, both written and purchased, on foreign and domestic equity indices. To manage foreign currency exposure, the Portfolio utilized forward contracts and option contracts, both written and purchased, to either increase or decrease exposure to a given currency. To manage event risks, the Portfolio utilized short futures on commodities, as well as on foreign and domestic equity indices and option contracts, both written and purchased, on individual equity securities owned by the Portfolio.

Bond. The Portfolio’s objective in using derivatives during the period was to adjust the overall duration of the portfolio. To achieve this objective, the Portfolio primarily utilized Treasury futures contracts of varying lengths to either shorten or lengthen the duration of the Portfolio.

Global Bond. The Portfolio’s objective in using derivatives during the period was to manage the exposure to various foreign currencies. To achieve this objective, the Portfolio utilized forward contracts to either hedge a position held by the Portfolio, to gain exposure to a currency where a foreign bond is not available, or to take a fundamental position long or short in a particular currency.

Global Natural Resources. The Portfolio’s objective in using derivatives during the period was to manage the exposure to various foreign currencies. To achieve this objective, the Portfolio utilized forward contracts to either increase or decrease exposure to a given currency.

High Income. The Portfolio’s objective in using derivatives during the period was to hedge the exposure to foreign currencies from securities held in the portfolio. To achieve this objective, the Portfolio utilized forward contracts.

International Core Equity. The Portfolio’s objective in using derivatives during the period was to manage the exposure to various foreign currencies, to generate additional income from written option premiums, and to facilitate trading in certain securities. To achieve this objective, the Portfolio utilized forward contracts to either increase or decrease exposure to a given currency and utilized written options on individual equity securities.

International Growth. The Portfolio’s objective in using derivatives during the period was to manage the exposure to various foreign currencies. To achieve this objective, the Portfolio utilized forward contracts to either increase or decrease exposure to a given currency.

Limited-Term Bond. The Portfolio’s objective in using derivatives during the period was to adjust the overall duration of the portfolio. To achieve this objective, the Portfolio primarily utilized Treasury futures contracts of varying lengths to either shorten or lengthen the duration of the Portfolio.

Mid Cap Growth. The Portfolio’s objectives in using derivatives during the period included gaining exposure to certain sectors, hedging certain event risks on positions held by the Portfolio and hedging market risk on equity securities. To achieve these objectives, the Portfolio utilized options, both written and purchased, on either an index or on individual or baskets of equity securities.

Real Estate Securities. The Portfolio’s objectives in using derivatives during the period included generating additional income from written option premiums and to facilitate trading in certain securities. To achieve these objectives, the Portfolio utilized written options on individual equity securities.

Science and Technology. The Portfolio’s objective in using derivatives during the period was to hedge market risk on securities in its portfolio. To achieve this objective, the Portfolio utilized options, both written and purchased, on individual equity securities owned by the Portfolio and on domestic equity indices.

Small Cap Value. The Portfolio’s objectives in using derivatives during the period included generating additional income from written option premiums and gaining exposure to, or facilitate trading in, certain securities. To achieve these objectives, the Portfolio utilized written options on individual equity securities.

Value. The Portfolio’s objectives in using derivatives during the period included generating additional income from written option premiums and gaining exposure to, or facilitate trading in, certain securities. To achieve these objectives, the Portfolio utilized written options on individual equity securities.

2014	SEMIANNUAL REPORT	129

5.	WRITTEN OPTION ACTIVITY ($ amounts in thousands)

Transactions in written options were as follows:

Portfolio	Outstanding at 12-31-13	Options written	Options closed	Options exercised	Options expired	Outstanding at 6-30-14
Asset Strategy
Number of Contracts	5,327	715,037	(699,933)	—	(14,911)	5,520
Premium Received	$984	$5,822	$(3,693)	$—	$(2,879)	$234

International Core Equity
Number of Contracts	76,150	—	—	(76,150)	—	—
Premium Received	$63	$—	$—	$(63)	$—	$—

Mid Cap Growth
Number of Contracts	3,090	3,059	(872)	(1,842)	(3,155)	280
Premium Received	$167	$415	$(176)	$(221)	$(147)	$38

Real Estate Securities
Number of Contracts	20	—	—	—	(20)	—
Premium Received	$1	$—	$—	$—	$(1)	$—

Science and Technology
Number of Contracts	4,084	192	(3,454)	—	(822)	—
Premium Received	$511	$13	$(421)	$—	$(103)	$—

Small Cap Value
Number of Contracts	—	650	—	—	—	650
Premium Received	$—	$59	$—	$—	$—	$59

Value
Number of Contracts	4,856	9,371	(3,490)	(3,223)	(5,362)	2,152
Premium Received	$637	$1,920	$(834)	$(1,081)	$(426)	$216

6. BASIS FOR CONSOLIDATION OF THE ASSET STRATEGY PORTFOLIO

Ivy VIP ASF II, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for the Ivy Asset Strategy Portfolio (referred to as “the Portfolio” in this subsection). VIP ASF III (SBP), LLC and VIP ASF, LLC (each a “Company”, collectively “the Companies”), Delaware limited liability companies, were incorporated as wholly owned companies acting as investment vehicles for the Portfolio. Each Subsidiary and Company acts as an investment vehicle for the Portfolio, in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and SAI.

The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio, its Subsidiary and the Companies. The consolidated financial statements include the accounts of the Portfolio, its Subsidiary and the Companies. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and its Subsidiary and each Company comprising the entire issued share capital of the Subsidiary and each Company with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary and each Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and each Company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary and each Company.

See the table below for details regarding the structure, incorporation and relationship as of June 30, 2014 of each Subsidiary and Company to the Portfolio (amounts in thousands).

Subsidiary/Company	Date of Incorporation	Subscription Agreement	Portfolio Net Assets	Subsidiary Net Assets	Percentage of Portfolio Net Assets
Ivy VIP ASF II, Ltd.	1-31-13	4-10-13	$1,724,659	$109,060	6.32%
VIP ASF III (SBP), LLC	4-9-13	4-23-13	1,724,659	40,868	2.37
VIP ASF, LLC	12-10-12	12-18-12	1,724,659	18,255	1.06

7.	INVESTMENT MANAGEMENT AND PAYMENTS TO AFFILIATED PERSONS ($ amounts in thousands unless indicated otherwise)

Management Fees. WRIMCO, a wholly owned subsidiary of Waddell & Reed, Inc. (“W&R”), serves as each Portfolio’s investment adviser. The management fee is accrued daily by each Portfolio, except the Pathfinder Portfolios, at the following annual rates as a percentage of average daily net assets:

Portfolio (M – Millions)	$0 to $500M	$500 to $1,000M	$1,000 to $1,500M	$1,500 to $2,000M	$2,000 to $3,000M	Over $3,000M
Asset Strategy	0.700%	0.700%	0.650%	0.650%	0.600%	0.550%
Balanced	0.700	0.700	0.650	0.650	0.600	0.550
Bond	0.525	0.500	0.450	0.400	0.400	0.400
Core Equity	0.700	0.700	0.650	0.650	0.600	0.550
Dividend Opportunities	0.700	0.700	0.650	0.650	0.600	0.550
Energy	0.850	0.850	0.830	0.830	0.800	0.760
Global Bond	0.625	0.600	0.550	0.500	0.500	0.500

130	SEMIANNUAL REPORT	2014

Portfolio (M – Millions)	$0 to $500M	$500 to $1,000M	$1,000 to $1,500M	$1,500 to $2,000M	$2,000 to $3,000M	Over $3,000M
Global Natural Resources	1.000%	0.850%	0.830%	0.830%	0.800%	0.760%
Growth	0.700	0.700	0.650	0.650	0.600	0.550
High Income	0.625	0.600	0.550	0.500	0.500	0.500
International Core Equity	0.850	0.850	0.830	0.830	0.800	0.760
International Growth	0.850	0.850	0.830	0.830	0.800	0.760
Limited-Term Bond	0.500	0.450	0.400	0.350	0.350	0.350
Micro Cap Growth	0.950	0.950	0.930	0.930	0.900	0.860
Mid Cap Growth	0.850	0.850	0.830	0.830	0.800	0.760
Money Market	0.400	0.400	0.400	0.400	0.400	0.400
Real Estate Securities	0.900	0.900	0.870	0.870	0.840	0.800
Science and Technology	0.850	0.850	0.830	0.830	0.800	0.760
Small Cap Growth	0.850	0.850	0.830	0.830	0.800	0.760
Small Cap Value	0.850	0.850	0.830	0.830	0.800	0.760
Value	0.700	0.700	0.650	0.650	0.600	0.550

Each Managed Volatility Portfolio pays a management fee to WRIMCO for providing investment advice and supervising its investments at the following annual rates as a percentage of average daily net assets:

Portfolio (M – Millions)	$0 to $500M	$500 to $1,000M	Over $1,000M
Pathfinder Moderate – Managed Volatility	0.200%	0.170%	0.150%
Pathfinder Moderately Aggressive – Managed Volatility	0.200	0.170	0.150
Pathfinder Moderately Conservative – Managed Volatility	0.200	0.170	0.150

WRIMCO uses all of the management fee it receives from the Managed Volatility Portfolios to pay Advantus Capital Management Inc. (“Advantus Capital”). Accordingly, Advantus Capital receives a fee based on the total assets of the Managed Volatility Portfolios.

Effective October 1, 2006, under terms of a settlement agreement, the management fee is payable at the following annual rates for those Portfolios included in the settlement agreement until September 30, 2016:

Portfolio (M – Millions)	$0 to $500M	$500 to $1,000M	$1,000 to $1,500M	$1,500 to $2,000M	$2,000 to $3,000M	Over $3,000M
Asset Strategy	0.690%	0.690%	0.650%	0.650%	0.600%	0.550%
Bond	0.485	0.500	0.450	0.400	0.400	0.400
Core Equity	0.650	0.650	0.650	0.650	0.600	0.550
Growth	0.670	0.670	0.650	0.650	0.600	0.550
High Income	0.575	0.600	0.550	0.500	0.500	0.500
International Growth	0.820	0.820	0.830	0.830	0.800	0.760
Mid Cap Growth	0.830	0.830	0.830	0.830	0.800	0.760
Science and Technology	0.830	0.830	0.830	0.830	0.800	0.760
Small Cap Growth	0.830	0.830	0.830	0.830	0.800	0.760
Value	0.690	0.690	0.650	0.650	0.600	0.550

Effective August 6, 2007, the fee is contractually payable by Bond as follows:

Portfolio (M – Millions)	$0 to $500M	$500 to $1,000M	$1,000 to $1,500M	$1,500 to $2,000M	$2,000 to $3,000M	Over $3,000M
Bond	0.475%	0.475%	0.450%	0.400%	0.400%	0.400%

The Pathfinder Portfolios pay no management fees; however, WRIMCO receives management fees from the underlying funds.

WRIMCO has agreed to waive a Portfolio’s investment management fee on any Portfolio, except the Pathfinder Portfolios and Managed Volatility Portfolios, that is not subadvised on any day that the Portfolio’s net assets are less than $25 million, subject to WRIMCO’s right to change or modify this waiver. See Expense Reimbursements and/or Waivers for more information.

WRIMCO has entered into Subadvisory Agreements with the following entities on behalf of certain Portfolios:

Under agreements between WRIMCO and the named entities, the following serve as subadvisors to certain Portfolios: Wall Street Associates serves as subadvisor to Micro Cap Growth. Advantus Capital serves as subadvisor to Real Estate Securities and the Managed Volatility Portfolios. Each subadvisor makes investment decisions in accordance with the Portfolio’s investment objectives, policies and restrictions under the supervision of WRIMCO and the Board of Trustees. WRIMCO pays all costs applicable of the subadvisors.

Accounting Services Fees. The Trust has an Accounting and Administrative Services Agreement with Waddell & Reed Services Company (“WRSCO”), doing business as WI Services Company (“WISC”), an affiliate of W&R. Under the agreement, WISC acts as the agent in providing bookkeeping and accounting services and assistance to the Trust, including maintenance of Portfolio records, pricing of Portfolio shares and

2014	SEMIANNUAL REPORT	131

preparation of certain shareholder reports. For these services, each Portfolio (excluding Pathfinder Portfolios and Managed Volatility Portfolios) pays WISC a monthly fee of one-twelfth of the annual fee based on the average net asset levels shown in the following table:

(M – Millions)	$0 to $10M	$10 to $25M	$25 to $50M	$50 to $100M	$100 to $200M	$200 to $350M	$350 to $550M	$550 to $750M	$750 to $1,000M	Over $1,000M
Annual Fee Rate	$0.00	$11.50	$23.10	$35.50	$48.40	$63.20	$82.50	$96.30	$121.60	$148.50

Under the Accounting Services Agreement, each Pathfinder Portfolio and Managed Volatility Portfolio pays WISC a monthly fee of one-twelfth of the annual fee shown in the following table:

(M – Millions)	$0 to $10M	$10 to $25M	$25 to $50M	$50 to $100M	$100 to $200M	$200 to $350M	$350 to $550M	$550 to $750M	$750 to $1,000M	Over $1,000M
Annual Fee Rate	$0.00	$5.75	$11.55	$17.75	$24.20	$31.60	$41.25	$48.15	$60.80	$74.25

Administrative Fee. Each Portfolio also pays WISC a monthly fee at the annual rate of 0.01%, or one basis point, for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion. This fee is voluntarily waived by WISC until a Portfolio’s net assets are at least $10 million and is included in “Accounting services fee” on the Statement of Operations.

Shareholder Servicing. Under the Transfer Agency Agreement between the Trust and WISC, each Portfolio reimburses WISC for certain out-of-pocket costs.

Service Plan. Under a Service Plan adopted by the Trust pursuant to Rule 12b–1 under the 1940 Act, each Portfolio, except Money Market, the Pathfinder Portfolios and the Managed Volatility Portfolios, may pay a service fee to W&R in an amount not to exceed 0.25% of the Portfolio’s average annual net assets. The fee is to be paid to compensate W&R for amounts it expends in connection with the provision of personal services to Policyowners and/or maintenance of Policyowner accounts.

Expense Reimbursements and/or Waivers. During the period ended June 30, 2014, the following amounts were waived as a result of the reduced management fees related to the settlement agreement:

Asset Strategy	$50
Core Equity	124
Growth	139
High Income	124
International Growth	63
Mid Cap Growth	43
Science and Technology	57
Small Cap Growth	47
Value	18

Effective January 28, 2010, WRIMCO has voluntarily agreed to reimburse sufficient expenses of Money Market to maintain a minimum annualized yield of 0.02%. For the period ended June 30, 2014, expenses in the amount of $1,023 were reimbursed. This reimbursement serves to reduce shareholder servicing.

For the period from August 23, 2010 through August 31, 2011, W&R and/or WRSCO have contractually agreed to reimburse sufficient expenses of Limited-Term Bond to cap the expenses for the Portfolio at 0.76%. For the period from September 1, 2011 through January 31, 2012, W&R and/or WRSCO have voluntarily agreed to reimburse sufficient expenses of Limited-Term Bond to cap the expenses for the Portfolio at 0.76%. This reimbursement serves to reduce 12b-1 fees and/or accounting services fees.

Effective May 1 2012, W&R and/or WRSCO have voluntarily agreed to reimburse sufficient expenses of Mid Cap Growth to cap the expenses for the Portfolio at 1.10%. For the period ended June 30, 2014, expenses in the amount of $76 were reimbursed. This reimbursement serves to reduce 12b-1 fees and/or accounting services fees.

Effective December 3, 2012, WRIMCO has contractually agreed to reduce the management fee computed and paid by Real Estate Securities Portfolio each day on NAV by 0.09% on an annualized basis. For the period ended June 30, 2014, expenses in the amount of $19 were reimbursed.

During the period ended June 30, 2014, the following amounts were waived as a result of the reduced management fees related to the voluntary waiver of management fee to any Portfolio, excluding Pathfinder Portfolios and Managed Volatility Portfolios, having less than $25 million in net assets:

Global Bond	$54

Any amounts due to the Portfolios as a reimbursement but not paid as of June 30, 2014 are shown as a receivable from affiliates on the Statement of Assets and Liabilities.

132	SEMIANNUAL REPORT	2014

8.	AFFILIATED COMPANY TRANSACTIONS (All amounts in thousands)

A summary of the transactions in affiliated companies during the period ended June 30, 2014 follows:

	12-31-13 Share Balance	Purchases at Cost	Sales at Cost	Realized Gain/(Loss)(1)	Distributions Received	6-30-14 Share Balance	6-30-14 Value
Pathfinder Aggressive
Ivy Funds VIP Growth	1,234	$3,031	$1,820	$2,896	$289	1,339	$15,216
Ivy Funds VIP International Core Equity	434	1,035	290	229	714	473	9,089
Ivy Funds VIP International Growth	1,311	1,601	402	1,186	273	1,440	13,446
Ivy Funds VIP Limited-Term Bond	2,540	599	342	19	72	2,592	12,741
Ivy Funds VIP Mid Cap Growth	712	604	688	666	137	672	7,009
Ivy Funds VIP Money Market	4,163	4,429	183	—	1	8,409	8,409
Ivy Funds VIP Small Cap Growth	550	1,088	646	837	224	579	6,964
Ivy Funds VIP Small Cap Value	391	1,308	276	901	398	448	7,982
Ivy Funds VIP Value	990	1,138	843	1,068	291	1,003	7,113
				$7,802	$2,399		$87,969

	12-31-13 Share Balance	Purchases at Cost	Sales at Cost	Realized Gain/(Loss)(1)	Distributions Received	6-30-14 Share Balance	6-30-14 Value
Pathfinder Conservative
Ivy Funds VIP Dividend Opportunities	2,034	$2,185	$2,548	$2,293	$292	1,877	$16,553
Ivy Funds VIP Growth	1,115	3,163	1,691	2,746	264	1,232	14,000
Ivy Funds VIP International Core Equity	310	903	333	239	504	336	6,461
Ivy Funds VIP Limited-Term Bond	4,843	1,589	1,219	40	136	4,917	24,165
Ivy Funds VIP Mid Cap Growth	226	157	960	397	24	119	1,246
Ivy Funds VIP Money Market	47,611	8,787	2,568	—	5	53,830	53,830
Ivy Funds VIP Small Cap Growth	350	681	997	647	119	309	3,714
Ivy Funds VIP Value	314	468	132	316	102	357	2,528
				$6,678	$1,446		$122,497

	12-31-13 Share Balance	Purchases at Cost	Sales at Cost	Realized Gain/(Loss)(1)	Distributions Received	6-30-14 Share Balance	6-30-14 Value
Pathfinder Moderate
Ivy Funds VIP Dividend Opportunities	15,432	$13,759	$3,895	$12,265	$2,562	16,348	$144,153
Ivy Funds VIP Growth	9,868	22,200	16,782	24,969	2,191	10,144	115,256
Ivy Funds VIP International Core Equity	2,356	5,227	1,620	1,332	3,833	2,536	48,769
Ivy Funds VIP International Growth	9,481	10,804	3,151	8,541	1,951	10,299	96,204
Ivy Funds VIP Limited-Term Bond	27,558	4,890	3,579	206	777	27,823	136,747
Ivy Funds VIP Mid Cap Growth	2,576	1,490	6,962	3,637	367	1,802	18,802
Ivy Funds VIP Money Market	225,790	51,622	6,666	—	25	270,746	270,746
Ivy Funds VIP Small Cap Growth	3,979	6,858	7,035	6,319	1,501	3,885	46,694
Ivy Funds VIP Small Cap Value	1,415	4,484	1,061	3,249	1,422	1,602	28,553
Ivy Funds VIP Value	4,773	4,421	7,292	6,442	1,169	4,036	28,624
				$66,960	$15,798		$934,548

	12-31-13 Share Balance	Purchases at Cost	Sales at Cost	Realized Gain/(Loss)(1)	Distributions Received	6-30-14 Share Balance	6-30-14 Value
Pathfinder Moderately Aggressive
Ivy Funds VIP Dividend Opportunities	18,231	$15,194	$3,424	$13,819	$3,033	19,409	$171,146
Ivy Funds VIP Growth	11,658	25,300	19,102	28,656	2,594	12,043	136,839
Ivy Funds VIP International Core Equity	5,567	11,646	2,579	3,157	9,073	6,021	115,796
Ivy Funds VIP International Growth	11,201	12,060	2,663	9,923	2,309	12,227	114,216
Ivy Funds VIP Limited-Term Bond	32,559	5,175	2,844	233	919	33,033	162,353
Ivy Funds VIP Mid Cap Growth	4,058	2,394	8,036	4,924	652	3,209	33,486
Ivy Funds VIP Money Market	160,056	57,663	3,419	—	19	214,300	214,300
Ivy Funds VIP Small Cap Growth	5,484	9,341	7,755	8,389	2,132	5,536	66,541
Ivy Funds VIP Small Cap Value	3,343	10,178	1,959	7,488	3,367	3,804	67,802
Ivy Funds VIP Value	5,639	4,963	8,412	7,394	1,384	4,792	33,984
				$83,983	$25,482		$1,116,463

2014	SEMIANNUAL REPORT	133

	12-31-13 Share Balance	Purchases at Cost	Sales at Cost	Realized Gain/(Loss)(1)	Distributions Received		6-30-14 Share Balance	6-30-14 Value
Pathfinder Moderately Conservative
Ivy Funds VIP Dividend Opportunities	5,033	$4,021	$5,354	$5,777	$715		4,581	$40,399
Ivy Funds VIP Growth	2,988	7,250	3,664	7,242	705		3,280	37,268
Ivy Funds VIP International Core Equity	768	1,732	633	496	1,233		820	15,770
Ivy Funds VIP International Growth	1,546	1,788	677	1,383	314		1,665	15,555
Ivy Funds VIP Limited-Term Bond	11,983	2,130	2,055	94	333		11,997	58,962
Ivy Funds VIP Mid Cap Growth	840	487	2,392	1,117	118		583	6,080
Ivy Funds VIP Money Market	88,364	17,135	3,352	—	10		102,147	102,147
Ivy Funds VIP Small Cap Growth	1,081	1,794	2,355	1,818	386		1,005	12,081
Ivy Funds VIP Small Cap Value	154	491	135	363	153		173	3,078
Ivy Funds VIP Value	1,167	1,432	386	1,100	376		1,305	9,256
				$19,390	$4,343			$300,596

	12-31-13 Share Balance	Purchases at Cost	Sales at Cost	Realized Gain/(Loss)(1)	Distributions Received		6-30-14 Share Balance	6-30-14 Value
Pathfinder Moderate – Managed Volatility
Ivy Funds VIP Dividend Opportunities	541	$11,180	$133	$898	$229		1,780	$15,695
Ivy Funds VIP Growth	344	10,497	1,046	1,809	196		1,106	12,570
Ivy Funds VIP International Core Equity	82	3,783	40	89	342		275	5,289
Ivy Funds VIP International Growth	332	7,599	50	716	174		1,121	10,469
Ivy Funds VIP Limited-Term Bond	967	10,241	—	16	70		3,052	14,998
Ivy Funds VIP Mid Cap Growth	90	1,726	575	92	33		198	2,061
Ivy Funds VIP Money Market	7,913	21,856	—	—	2		29,769	29,769
Ivy Funds VIP Small Cap Growth	140	4,152	493	386	136		432	5,196
Ivy Funds VIP Small Cap Value	49	2,392	34	253	127		175	3,123
Ivy Funds VIP Value	167	2,659	597	310	105		439	3,116
				$4,569	$1,414			$102,286

	12-31-13 Share Balance	Purchases at Cost	Sales at Cost	Realized Gain/(Loss)(1)	Distributions Received		6-30-14 Share Balance	6-30-14 Value
Pathfinder Moderately Aggressive – Managed Volatility
Ivy Funds VIP Dividend Opportunities	167	$3,218	$46	$282	$72		523	$4,611
Ivy Funds VIP Growth	106	3,114	356	583	62		325	3,692
Ivy Funds VIP International Core Equity	51	2,181	28	57	216		162	3,113
Ivy Funds VIP International Growth	103	2,191	15	226	55		329	3,078
Ivy Funds VIP Limited-Term Bond	298	2,934	—	5	22		895	4,401
Ivy Funds VIP Mid Cap Growth	37	737	199	44	16		87	906
Ivy Funds VIP Money Market	1,464	4,355	—	—	—	*	5,819	5,819
Ivy Funds VIP Small Cap Growth	50	1,456	158	153	51		151	1,816
Ivy Funds VIP Small Cap Value	31	1,385	23	160	80		103	1,832
Ivy Funds VIP Value	52	802	209	101	33		129	916
				$1,611	$607			$30,184

	12-31-13 Share Balance	Purchases at Cost	Sales at Cost	Realized Gain/(Loss)(1)	Distributions Received		6-30-14 Share Balance	6-30-14 Value
Pathfinder Moderately Conservative – Managed Volatility
Ivy Funds VIP Dividend Opportunities	157	$1,690	$297	$194	$42		311	$2,739
Ivy Funds VIP Growth	93	1,725	131	373	41		223	2,529
Ivy Funds VIP International Core Equity	24	623	12	19	72		55	1,065
Ivy Funds VIP International Growth	48	626	9	75	18		113	1,054
Ivy Funds VIP Limited-Term Bond	373	2,189	—	5	19		819	4,025
Ivy Funds VIP Mid Cap Growth	26	285	134	24	7		40	414
Ivy Funds VIP Money Market	2,748	4,236	—	—	—	*	6,984	6,984
Ivy Funds VIP Small Cap Growth	34	565	116	72	23		69	833
Ivy Funds VIP Small Cap Value	5	133	3	18	9		12	209
Ivy Funds VIP Value	36	397	9	56	22		88	627
				$836	$253			$20,479

134	SEMIANNUAL REPORT	2014

	12-31-13 Share Balance	Purchases at Cost	Sales at Cost	Realized Gain/(Loss)	Distributions Received	6-30-14 Share Balance	6-30-14 Value
Asset Strategy
Media Group Holdings LLC(2)	19	$—	$—	$—	$—	19	$40,864

*	Not shown due to rounding.
(1)	Included in Realized Gain/Loss, if applicable, are distributions from capital gains from the underlying securities.
(2)	No dividends were paid during the preceding 12 months.

9.	INVESTMENT SECURITIES TRANSACTIONS ($ amounts in thousands)

The cost of purchases and the proceeds from maturities and sales of investment securities (excluding short-term securities) for the period ended June 30, 2014, were as follows:

	Purchases		Sales
	U.S. Government	Other Issuers	U.S. Government	Other Issuers
Pathfinder Aggressive	$—	$14,832	$—	$7,114
Pathfinder Conservative	—	17,934	—	12,958
Pathfinder Moderate	—	125,755	—	76,770
Pathfinder Moderately Aggressive	—	153,915	—	81,254
Pathfinder Moderately Conservative	—	38,259	—	27,414
Pathfinder Moderate – Managed Volatility	—	76,086	—	3,215
Pathfinder Moderately Aggressive – Managed Volatility	—	22,374	—	1,145
Pathfinder Moderately Conservative – Managed Volatility	—	12,469	—	791
Asset Strategy	—	785,479	6	1,011,921
Balanced	9,178	86,971	10,940	95,551
Bond	12	8,393	5,642	15,867
Core Equity	—	102,058	—	133,451
Dividend Opportunities	—	93,170	—	93,688
Energy	—	33,609	—	13,501
Global Bond	799	2,809	—	966
Global Natural Resources	—	34,175	—	35,486
Growth	—	93,811	—	169,026
High Income	—	368,515	—	196,725
International Core Equity	—	302,426	—	322,446
International Growth	—	91,755	—	97,955
Limited-Term Bond	4,500	89,615	2,946	47,595
Micro Cap Growth	—	22,307	—	25,146
Mid Cap Growth	—	139,957	—	138,056
Money Market	—	—	—	—
Real Estate Securities	—	24,024	—	22,690
Science and Technology	—	87,102	—	68,780
Small Cap Growth	—	162,728	—	185,757
Small Cap Value	—	56,953	—	77,088
Value	—	129,517	—	156,317

10.	CAPITAL SHARE TRANSACTIONS (All amounts in thousands)

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

	Pathfinder Aggressive				Pathfinder Conservative
	Six months ended 6-30-14		Year ended 12-31-13		Six months ended 6-30-14		Year ended 12-31-13
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares	358	$2,100	1,112	$6,069	983	$5,562	3,330	$18,341
Shares issued in reinvestment of distributions to shareholders	1,273	6,985	1,045	5,443	1,597	8,605	1,162	6,247
Shares redeemed	(515)	(3,012)	(1,377)	(7,414)	(1,118)	(6,389)	(3,561)	(19,630)
Net increase	1,116	$6,073	780	$4,098	1,462	$7,778	931	$4,958

2014	SEMIANNUAL REPORT	135

	Pathfinder Moderate				Pathfinder Moderately Aggressive
	Six months ended 6-30-14		Year ended 12-31-13		Six months ended 6-30-14		Year ended 12-31-13
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares	1,513	$9,165	10,828	$60,932	1,193	$7,512	7,454	$43,164
Shares issued in reinvestment of distributions to shareholders	13,275	75,253	7,168	39,760	14,770	87,291	9,423	53,573
Shares redeemed	(4,042)	(24,287)	(5,186)	(29,708)	(3,748)	(23,538)	(6,339)	(37,258)
Net increase	10,746	$60,131	12,810	$70,984	12,215	$71,265	10,538	$59,479

	Pathfinder Moderately Conservative				Pathfinder Moderate – Managed Volatility
	Six months ended 6-30-14		Year ended 12-31-13		Six months ended 6-30-14		Period from 8-1-13 to 12-31-13
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares	909	$5,387	5,868	$33,093	13,110	$70,750	6,375	$33,213
Shares issued in reinvestment of distributions to shareholders	3,895	21,903	2,468	13,672	21	110	2	12
Shares redeemed	(1,881)	(11,264)	(3,094)	(17,532)	(262)	(1,415)	(56)	(293)
Net increase	2,923	$16,026	5,242	$29,233	12,869	$69,445	6,321	$32,932

	Pathfinder Moderately Aggressive – Managed Volatility				Pathfinder Moderately Conservative – Managed Volatility
	Six months ended 6-30-14		Period from 8-1-13 to 12-31-13		Six months ended 6-30-14		Period from 8-1-13 to 12-31-13
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares	3,782	$20,489	1,969	$10,193	2,150	$11,455	1,873	$9,571
Shares issued in reinvestment of distributions to shareholders	6	33	2	8	6	35	1	5
Shares redeemed	(109)	(593)	(54)	(281)	(122)	(657)	(25)	(129)
Net increase	3,679	$19,929	1,917	$9,920	2,034	$10,833	1,849	$9,447

	Asset Strategy				Balanced
	Six months ended 6-30-14		Year ended 12-31-13		Six months ended 6-30-14		Year ended 12-31-13
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares	11,636	$147,604	23,733	$279,518	1,069	$11,027	2,732	$26,790
Shares issued in reinvestment of distributions to shareholders	20,293	224,946	1,627	18,794	3,988	38,426	4,011	37,695
Shares redeemed	(8,926)	(112,676)	(22,118)	(257,782)	(3,702)	(37,835)	(4,637)	(45,457)
Net increase	23,003	$259,874	3,242	$40,530	1,355	$11,618	2,106	$19,028

	Bond				Core Equity
	Six months ended 6-30-14		Year ended 12-31-13		Six months ended 6-30-14		Year ended 12-31-13
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares	1,927	$10,666	23,585	$131,474	941	$13,893	3,111	$41,991
Shares issued in reinvestment of distributions to shareholders	4,054	21,376	4,581	25,803	5,503	72,084	2,848	37,173
Shares redeemed	(3,468)	(19,124)	(57,504)	(318,916)	(2,132)	(31,425)	(4,485)	(60,901)
Net increase (decrease)	2,513	$12,918	(29,338)	$(161,639)	4,312	$54,552	1,474	$18,263

136	SEMIANNUAL REPORT	2014

	Dividend Opportunities				Energy
	Six months ended 6-30-14		Year ended 12-31-13		Six months ended 6-30-14		Year ended 12-31-13
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares	2,283	$20,457	5,070	$41,103	3,361	$27,065	3,804	$26,268
Shares issued in reinvestment of distributions to shareholders	5,114	43,139	2,023	16,275	464	3,701	42	282
Shares redeemed	(3,652)	(32,922)	(6,868)	(55,923)	(609)	(4,799)	(2,030)	(13,759)
Net increase	3,745	$30,674	225	$1,455	3,216	$25,967	1,816	$12,791

	Global Bond				Global Natural Resources
	Six months ended 6-30-14		Year ended 12-31-13		Six months ended 6-30-14		Year ended 12-31-13
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares	661	$3,433	1,795	$9,147	3,765	$21,401	5,473	$28,427
Shares issued in reinvestment of distributions to shareholders	80	415	—	—	—	—	—	—
Shares redeemed	(246)	(1,281)	(884)	(4,491)	(4,558)	(25,778)	(9,421)	(49,280)
Net increase (decrease)	495	$2,567	911	$4,656	(793)	$(4,377)	(3,948)	$(20,853)

	Growth				High Income
	Six months ended 6-30-14		Year ended 12-31-13		Six months ended 6-30-14		Year ended 12-31-13
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares	1,560	$19,987	3,778	$43,895	55,488	$226,588	92,634	$359,958
Shares issued in reinvestment of distributions to shareholders	13,698	148,591	7,954	88,625	11,698	45,940	7,054	27,182
Shares redeemed	(33,591)	(443,713)	(14,966)	(177,763)	(20,798)	(84,320)	(45,498)	(175,482)
Net increase (decrease)	(18,333)	$(275,135)	(3,234)	$(45,243)	46,388	$188,208	54,190	$211,658

	International Core Equity				International Growth
	Six months ended 6-30-14		Year ended 12-31-13		Six months ended 6-30-14		Year ended 12-31-13
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares	702	$13,723	2,233	$38,477	1,582	$15,324	6,955	$61,355
Shares issued in reinvestment of distributions to shareholders	3,766	69,273	636	11,160	5,097	45,337	1,643	14,824
Shares redeemed	(1,716)	(33,624)	(7,540)	(136,893)	(1,971)	(19,091)	(22,389)	(205,340)
Net increase (decrease)	2,752	$49,372	(4,671)	$(87,256)	4,708	$41,570	(13,791)	$(129,161)

	Limited-Term Bond				Micro Cap Growth
	Six months ended 6-30-14		Year ended 12-31-13		Six months ended 6-30-14		Year ended 12-31-13
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares	6,634	$32,562	77,472	$378,791	243	$7,483	472	$12,724
Shares issued in reinvestment of distributions to shareholders	653	3,203	27	135	403	9,753	105	2,495
Shares redeemed	(2,373)	(11,661)	(13,099)	(63,976)	(342)	(10,350)	(396)	(10,383)
Net increase	4,914	$24,104	64,400	$314,950	304	$6,886	181	$4,836

2014	SEMIANNUAL REPORT	137

	Mid Cap Growth				Money Market
	Six months ended 6-30-14		Year ended 12-31-13		Six months ended 6-30-14		Year ended 12-31-13
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares	4,538	$48,201	13,582	$130,242	190,480	$190,480	421,420	$421,420
Shares issued in reinvestment of distributions to shareholders	2,653	26,432	1,216	11,278	78	78	72	72
Shares redeemed	(3,695)	(39,380)	(6,029)	(59,970)	(37,991)	(37,991)	(61,741)	(61,741)
Net increase	3,496	$35,253	8,769	$81,550	152,567	$152,567	359,751	$359,751

	Real Estate Securities				Science and Technology
	Six months ended 6-30-14		Year ended 12-31-13		Six months ended 6-30-14		Year ended 12-31-13
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares	606	$5,182	969	$8,005	2,747	$72,250	5,970	$132,226
Shares issued in reinvestment of distributions to shareholders	362	3,049	53	467	2,014	46,854	1,217	24,421
Shares redeemed	(563)	(4,816)	(1,059)	(8,678)	(2,745)	(71,562)	(4,206)	(91,894)
Net increase (decrease)	405	$3,415	(37)	$(206)	2,016	$47,542	2,981	$64,753

	Small Cap Growth				Small Cap Value
	Six months ended 6-30-14		Year ended 12-31-13		Six months ended 6-30-14		Year ended 12-31-13
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares	1,505	$19,649	3,444	$39,928	373	$7,222	1,199	$21,467
Shares issued in reinvestment of distributions to shareholders	4,049	43,759	—	—	2,615	43,779	1,141	19,795
Shares redeemed	(15,249)	(198,271)	(9,399)	(113,526)	(853)	(16,511)	(3,116)	(57,271)
Net increase (decrease)	(9,695)	$(134,863)	(5,955)	$(73,598)	2,135	$34,490	(776)	$(16,009)

	Value
	Six months ended 6-30-14		Year ended 12-31-13
	Shares	Value	Shares	Value
Shares issued from sale of shares	1,614	$12,396	5,419	$37,864
Shares issued in reinvestment of distributions to shareholders	7,529	51,322	1,678	11,577
Shares redeemed	(6,053)	(46,978)	(11,193)	(79,820)
Net increase (decrease)	3,090	$16,740	(4,096)	$(30,379)

11.	COMMITMENTS ($ amounts in thousands)

Bridge loan commitments may obligate a Portfolio to furnish temporary financing to a borrower until permanent financing can be arranged. At period ended June 30, 2014, High Income had outstanding bridge loan commitments of $17,384. In connection with these commitments, the Portfolio earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income is included in interest income on the Statements of Operations.

12.	FEDERAL INCOME TAX MATTERS ($ amounts in thousands)

For Federal income tax purposes, cost of investments owned at June 30, 2014 and the related unrealized appreciation (depreciation) were as follows:

Fund	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation (Depreciation)
Pathfinder Aggressive	$84,053	$4,494	$—	$4,494
Pathfinder Conservative	118,203	4,782	49	4,733
Pathfinder Moderate	868,177	67,134	541	66,593
Pathfinder Moderately Aggressive	1,022,619	94,475	—	94,475

138	SEMIANNUAL REPORT	2014

Fund	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation (Depreciation)
Pathfinder Moderately Conservative	$284,998	$16,165	$23	$16,142
Pathfinder Moderate – Managed Volatility	107,776	23	2,122	(2,099)
Pathfinder Moderately Aggressive – Managed Volatility	32,090	36	733	(697)
Pathfinder Moderately Conservative – Managed Volatility	21,336	55	280	(225)
Asset Strategy	1,599,946	139,927	19,229	120,698
Balanced	303,539	110,947	646	110,301
Bond	306,874	13,839	5,931	7,908
Core Equity	373,866	131,023	1,212	129,811
Dividend Opportunities	385,342	120,842	149	120,693
Energy	107,943	38,634	1,381	37,253
Global Bond	18,228	648	247	401
Global Natural Resources	162,534	38,856	5,767	33,089
Growth	572,397	246,085	2,514	243,571
High Income	843,483	27,251	3,631	23,620
International Core Equity	619,749	98,624	7,795	90,829
International Growth	362,220	77,188	3,405	73,783
Limited-Term Bond	454,485	5,099	434	4,665
Micro Cap Growth	58,798	19,772	3,480	16,292
Mid Cap Growth	381,091	78,088	8,879	69,209
Money Market	754,106	—	—	—
Real Estate Securities	41,485	6,710	904	5,806
Science and Technology	365,408	242,907	7,190	235,717
Small Cap Growth	271,441	109,545	8,781	100,764
Small Cap Value	242,099	58,786	4,175	54,611
Value	292,469	70,371	4,519	65,852

For Federal income tax purposes, the Portfolios’ distributed and undistributed earnings and profit for the year ended December 31, 2013 and the post-October and late-year ordinary activity updated with information available through the date of this report were as follows:

Fund	Distributed Ordinary Income	Undistributed Ordinary Income	Distributed Long-Term Capital Gains	Undistributed Long-Term Capital Gains	Tax Return of Capital	Post-October Capital Losses Deferred	Late-Year Ordinary Losses Deferred
Pathfinder Aggressive	$1,168	$947	$4,275	$6,035	$—	$—	$—
Pathfinder Conservative	1,675	1,950	4,572	6,652	—	—	—
Pathfinder Moderate	9,901	11,312	29,860	63,917	—	—	—
Pathfinder Moderately Aggressive	12,112	12,268	41,461	75,003	—	—	—
Pathfinder Moderately Conservative	3,456	3,495	10,216	18,400	—	—	—
Pathfinder Moderate – Managed Volatility	10	91	2	8	—	—	—
Pathfinder Moderately Aggressive – Managed Volatility	6	28	2	2	—	—	—
Pathfinder Moderately Conservative – Managed Volatility	5	34	—	—	—	—	—
Asset Strategy	18,794	8,177	—	216,752	—	—	—
Balanced	8,035	7,917	29,661	30,502	—	—	—
Bond	17,518	11,932	8,284	9,436	—	—	—
Core Equity	4,917	15,328	32,256	56,751	—	—	—
Dividend Opportunities	6,899	8,902	9,375	34,228	—	—	—
Energy	—	232	282	3,468	—	—	—
Global Bond	—	411	—	—	—	—	—
Global Natural Resources	—	—	—	—	—	1,468	—
Growth	4,695	15,501	83,930	133,083	—	—	—
High Income	27,182	39,912	—	6,011	—	—	—
International Core Equity	11,160	55,557	—	13,713	—	—	—
International Growth	4,722	8,925	10,103	36,406	—	—	—
Limited-Term Bond	—	2,597	134	602	—	—	—
Micro Cap Growth	—	172	2,496	9,581	—	—	—
Mid Cap Growth	—	8,357	11,278	17,831	—	—	—
Money Market	72	19	—	—	—	—	—
Real Estate Securities	467	455	—	2,587	—	—	—
Science and Technology	—	—	24,421	46,851	—	—	30
Small Cap Growth	—	11,898	—	31,856	—	—	—
Small Cap Value	10,012	14,771	9,783	29,004	—	—	—
Value	7,365	14,661	4,212	36,652	—	—	—

2014	SEMIANNUAL REPORT	139

Internal Revenue Code regulations permit each Portfolio to elect to defer into its next fiscal year capital losses incurred between each November 1 and the end of its fiscal year. Each Portfolio is also permitted to defer into its next fiscal year late-year ordinary losses that arise from the netting of activity generated between each November 1 and the end of its fiscal year on certain specified ordinary items.

Accumulated capital losses represent net capital loss carryovers as of December 31, 2013 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Portfolio is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years which have only an eight year carryforward period. As a result of this ordering rule, pre-enactment capital loss carryovers may expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. The Portfolio’s first fiscal year end subject to the Modernization Act was December 31, 2011. The following table shows the expiration dates for capital loss carryovers from pre-enactment taxable years and the amounts of capital loss carryovers, if any, by each of the applicable portfolios electing to be taxed as a RIC during the period end December 31, 2013:

	Pre-Enactment					Post-Enactment
Fund	2014	2015	2016	2017	2018	Short-Term Capital Loss Carryover	Long-Term Capital Loss Carryover
Pathfinder Aggressive	$—	$—	$—	$—	$—	$—	$—
Pathfinder Conservative	—	—	—	—	—	—	—
Pathfinder Moderate	—	—	—	—	—	—	—
Pathfinder Moderately Aggressive	—	—	—	—	—	—	—
Pathfinder Moderately Conservative	—	—	—	—	—	—	—
Pathfinder Moderate – Managed Volatility	—	—	—	—	—	—	—
Pathfinder Moderately Aggressive – Managed Volatility	—	—	—	—	—	—	—
Pathfinder Moderately Conservative – Managed Volatility	—	—	—	—	—	—	—
Asset Strategy	—	—	—	—	—	—	—
Balanced	—	—	—	—	—	—	—
Bond	—	—	—	—	—	—	—
Core Equity	—	—	—	—	—	—	—
Dividend Opportunities	—	—	—	—	—	—	—
Energy	—	—	1,276	1,950	432	479	227
Global Bond	—	—	—	—	—	44	93
Global Natural Resources	—	—	—	—	—	2,248	25,067
Growth	—	—	—	—	—	—	—
High Income	—	—	—	—	—	—	—
International Core Equity	—	—	—	—	—	—	—
International Growth	—	—	—	—	—	—	—
Limited-Term Bond	—	—	—	—	—	—	—
Micro Cap Growth	—	—	—	—	—	—	—
Mid Cap Growth	—	—	—	—	—	—	—
Money Market	—	—	—	—	—	—	—
Real Estate Securities	—	—	—	—	—	—	—
Science and Technology	—	—	—	—	—	—	—
Small Cap Growth	—	—	—	—	—	—	—
Small Cap Value	—	—	—	—	—	—	—
Value	—	—	—	—	—	—	—

13. IN-KIND REDEMPTIONS

In certain circumstances, a Portfolio may distribute portfolio securities rather than cash as payment for redemption of Portfolio shares (“in-kind redemption”). For financial reporting purposes, a Portfolio recognizes a gain on the in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; a Portfolio recognizes a loss if cost exceeds value. Gains and losses realized on the in-kind redemptions are not recognized for tax purposes, and are reclassified from accumulated net realized gains (losses) to paid-in capital. During the period ended June 30, 2014, the following Portfolios realized gains or losses from in-kind redemptions ($ amounts in thousands) of approximately:

Portfolio	Realized Gains	Realized Losses
Growth	$89,798	$(2,588)
Small Cap Growth	39,468	(7,415)

14. REGULATORY AND LITIGATION MATTERS

On July 24, 2006, WRIMCO, W&R and WRSCO (collectively, Waddell & Reed) reached a settlement with the SEC to resolve proceedings brought in connection with its investigation of frequent trading and market timing in certain Waddell & Reed Advisors Funds.

140	SEMIANNUAL REPORT	2014

Under the terms of the SEC’s cease-and desist order (SEC Order), pursuant to which Waddell & Reed neither admitted nor denied any of the findings contained therein, among other provisions Waddell & Reed agreed to pay $40 million in disgorgement and $10 million in civil money penalties.

The SEC Order further requires that the $50 million in settlement amounts will be distributed in accordance with a distribution plan developed by an independent distribution consultant, in consultation with Waddell & Reed, and that is agreed to by the SEC staff and the Funds’ Disinterested Trustees. The SEC Order requires that the independent distribution consultant develop a methodology and distribution plan pursuant to which Fund shareholders shall receive their proportionate share of losses, if any, suffered by the Funds due to market timing. Therefore, it is not currently possible to specify which particular Fund shareholders or groups of Fund shareholders will receive distributions of those settlement monies or in what proportion and amounts.

The foregoing is only a summary of the SEC Order. A copy of the SEC Order is available on the SEC’s website at www.sec.gov.

2014	SEMIANNUAL REPORT	141

APPROVAL OF SUBADVISORY AGREEMENT FOR IVY FUNDS VIP MICRO CAP GROWTH

Ivy Funds VIP

At a meeting of the Board of Trustees on May 20-21, 2014 (“May Meeting”), the Board of Trustees, including the Independent Trustees, considered whether to approve a new subadvisory agreement (“New Agreement”) between Waddell & Reed Investment Management Company (“WRIMCO”) and Wall Street Associates, LLC (“WSA”) with respect to Ivy Funds VIP Micro Cap Growth (“Micro Cap Growth”) to enable WSA to continue to serve as the subadviser to Micro Cap Growth following a possible change of control of WSA if approved by shareholders of Micro Cap Growth. As part of that consideration, the Board of Trustees noted that, at a meeting on August 12-13, 2013 (the “August Meeting”), it had considered the renewal of the previous subadvisory agreement between WRIMCO and WSA with respect to Micro Cap Growth (“Previous Agreement”). The Board of Trustees considered that, at the August Meeting, it had reviewed and discussed extensively the information provided by WSA on, among other things: the nature, extent and quality of services WSA provides Micro Cap Growth; any benefits derived by WSA from its relationship to Micro Cap Growth; the fees charged by WSA for subadvisory services to Micro Cap Growth; WSA’s performance in advising Micro Cap Growth; whether there are economies of scale with respect to the management of Micro Cap Growth; and the anticipated profits to be realized by WSA in connection with the operation of Micro Cap Growth and whether the amount of profit is a fair entrepreneurial profit for the management of Micro Cap Growth, as disclosed in Micro Cap Growth’s Annual Report to shareholders dated December 31, 2013. The Board of Trustees then noted that, at the August Meeting, after extensive deliberation of the materials it had received from WSA that it believed to be reasonably necessary to evaluate the terms of the Previous Agreement, the Board of Trustees, including by separate vote the Independent Trustees, unanimously determined that approval of the continuation of the Previous Agreement was in the best interests of the Ivy Funds Variable Insurance Portfolios and the shareholders of Micro Cap Growth, and so it unanimously approved the renewal of the Previous Agreement.

During the May Meeting, a representative of WRIMCO discussed the possible change of control of WSA by virtue of the retirement of William Jeffery and Ken McCain, the controlling shareholders of WSA, which had necessitated approval of the New Agreement, and also explained that the change of control is not expected to impact or interfere with the management or the business of WSA with respect to its subadvisory services to Micro Cap Growth. The Board of Trustees then considered that the terms and conditions of the New Agreement were identical in all material respects to the terms and conditions of the Previous Agreement that it had approved at the August Meeting. The Board of Trustees also considered that the factors upon which it had based its conclusion to continue the Previous Agreement had not changed.

As a result of its considerations, the Board of Trustees, including all of the Independent Trustees, unanimously approved the New Agreement.

142	SEMIANNUAL REPORT	2014

SHAREHOLDER MEETING RESULTS

Ivy Funds VIP

On July 2, 2014, a special shareholder meeting (Meeting) for Ivy Funds VIP Micro Cap Growth was held at the offices of Waddell & Reed Financial, Inc., 6300 Lamar Avenue, Overland Park, Kansas, 66202. The Meeting was held for the following purpose (and with the following results):

Proposal No. 1: To approve a new investment subadvisory agreement between Wall Street Associates, LLC, the Fund’s subadviser, and Waddell & Reed Investment Management Company (“WRIMCO”), the Fund’s investment manager.

FUND NAME	FOR	AGAINST	ABSTAIN	TOTAL
Ivy Funds VIP Micro Cap Growth	2,126,195	156,300	182,199	2,464,694

Proposal No. 2: To approve the use of a “manager of managers” structure, whereby WRIMCO will be able to hire and replace subadvisers for the fund without shareholder approval.

FUND NAME	FOR	AGAINST	ABSTAIN	TOTAL
Ivy Funds VIP Micro Cap Growth	1,966,751	294,963	202,980	2,464,694

PROXY VOTING INFORMATION

Proxy Voting Guidelines

A description of the policies and procedures Ivy Funds Variable Insurance Portfolios uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.888.WADDELL and (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov.

Proxy Voting Records

Information regarding how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through Waddell & Reed’s website at www.waddell.com and on the SEC’s website at www.sec.gov.

2014	SEMIANNUAL REPORT	143

QUARTERLY PORTFOLIO SCHEDULE INFORMATION

Ivy Funds VIP

Portfolio holdings can be found on the Trust’s website at www.waddell.com. Alternatively, a complete schedule of portfolio holdings of each Portfolio for the first and third quarters of each fiscal year is filed with the SEC and can be found on the Trust’s Form N-Q. These holdings may be viewed in the following ways:

•	On the SEC’s website at www.sec.gov.

•	For review and copy at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

144	SEMIANNUAL REPORT	2014

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2014	SEMIANNUAL REPORT	145

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146	SEMIANNUAL REPORT	2014

The Ivy Funds Variable Insurance Portfolios Family

Global/International Portfolios

International Core Equity

International Growth

Domestic Equity Portfolios

Core Equity

Dividend Opportunities

Growth

Micro Cap Growth

Mid Cap Growth

Small Cap Growth

Small Cap Value

Value

Fixed Income Portfolios

Bond

Global Bond

High Income

Limited-Term Bond

Money Market Portfolios

Money Market

Specialty Portfolios

Asset Strategy

Balanced

Energy

Global Natural Resources

Pathfinder Aggressive

Pathfinder Conservative

Pathfinder Moderate

Pathfinder Moderately Aggressive

Pathfinder Moderately Conservative

Pathfinder Moderate Managed Volatility

Pathfinder Moderately Aggressive Managed Volatility

Pathfinder Moderately Conservative Managed Volatility

Real Estate Securities

Science and Technology

The underlying portfolios discussed in this report are only available as investment options in variable annuity and variable life insurance contracts issued by life insurance companies. They are not offered or made available directly to the general public.

This report is submitted for the general information of the shareholders of Ivy Funds Variable Insurance Portfolios. It is not authorized for distribution to prospective investors in a Portfolio unless accompanied with or preceded by the current Portfolio prospectus as well as the variable product prospectus.

2014	SEMIANNUAL REPORT	147

SEMIANN-IVYVIP (6-14)

ITEM 2.    CODE OF ETHICS

Required in annual report only.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT

Required in annual report only.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Required in annual report only.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.    SCHEDULE OF INVESTMENTS.

See Item 1 Shareholder Report.

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.    PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors.

ITEM 11.    CONTROLS AND PROCEDURES.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have

1

concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.    EXHIBITS.

(a)(1)	Required in annual report only.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS

(Registrant)

By	/s/Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: September 8, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: September 8, 2014

By	/s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: September 8, 2014